UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® 500 Index Fund

November 30, 2014

1.810737.110

UEI-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.4%
BorgWarner, Inc.	1,031,663	$ 58,351
Delphi Automotive PLC	1,353,332	98,726
Johnson Controls, Inc.	3,008,089	150,404
The Goodyear Tire & Rubber Co.	1,243,492	34,084
		341,565
Automobiles - 0.6%
Ford Motor Co.	17,517,639	275,552
General Motors Co.	6,088,142	203,527
Harley-Davidson, Inc.	982,209	68,440
		547,519
Distributors - 0.1%
Genuine Parts Co.	691,449	71,067
Diversified Consumer Services - 0.1%
H&R Block, Inc.	1,242,477	41,797
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	2,034,269	89,833
Chipotle Mexican Grill, Inc. (a)	140,088	92,965
Darden Restaurants, Inc. (d)	597,616	34,058
Marriott International, Inc. Class A	984,302	77,553
McDonald's Corp.	4,435,030	429,355
Starbucks Corp.	3,392,906	275,538
Starwood Hotels & Resorts Worldwide, Inc.	806,580	63,720
Wyndham Worldwide Corp.	565,317	47,125
Wynn Resorts Ltd.	366,204	65,408
Yum! Brands, Inc.	1,985,742	153,399
		1,328,954
Household Durables - 0.4%
D.R. Horton, Inc.	1,498,036	38,185
Garmin Ltd. (d)	548,088	31,405
Harman International Industries, Inc.	307,602	33,384
Leggett & Platt, Inc. (d)	619,956	26,094
Lennar Corp. Class A (d)	803,320	37,949
Mohawk Industries, Inc. (a)	279,629	42,948
Newell Rubbermaid, Inc.	1,236,659	44,903
PulteGroup, Inc.	1,528,214	33,055
Whirlpool Corp.	352,264	65,581
		353,504
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	1,711,220	579,488
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc.	448,083	$ 39,033
Netflix, Inc. (a)(d)	271,411	94,068
priceline.com, Inc. (a)	236,816	274,752
TripAdvisor, Inc. (a)	503,028	37,048
		1,024,389
Leisure Products - 0.1%
Hasbro, Inc. (d)	518,216	30,678
Mattel, Inc.	1,525,940	48,143
		78,821
Media - 3.5%
Cablevision Systems Corp. - NY Group Class A (d)	979,691	19,907
CBS Corp. Class B	2,189,101	120,138
Comcast Corp. Class A (d)	11,689,555	666,772
DIRECTV (a)(d)	2,268,370	198,959
Discovery Communications, Inc.:
Class A (a)	668,270	23,323
Class C (non-vtg.) (a)(d)	1,234,229	41,976
Gannett Co., Inc.	1,019,168	33,174
Interpublic Group of Companies, Inc.	1,903,304	38,618
News Corp. Class A (a)	2,249,157	34,907
Omnicom Group, Inc. (d)	1,134,389	87,654
Scripps Networks Interactive, Inc. Class A	468,334	36,610
The Walt Disney Co. (d)	7,132,792	659,855
Time Warner Cable, Inc.	1,258,393	187,853
Time Warner, Inc.	3,860,995	328,648
Twenty-First Century Fox, Inc. Class A	8,506,876	313,053
Viacom, Inc. Class B (non-vtg.)	1,719,611	130,054
		2,921,501
Multiline Retail - 0.7%
Dollar General Corp. (a)	1,370,337	91,456
Dollar Tree, Inc. (a)	928,741	63,489
Family Dollar Stores, Inc. (d)	432,331	34,176
Kohl's Corp.	924,413	55,114
Macy's, Inc.	1,594,950	103,528
Nordstrom, Inc.	643,767	49,158
Target Corp.	2,862,273	211,808
		608,729
Specialty Retail - 2.2%
AutoNation, Inc. (a)(d)	353,364	21,004
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc. (a)(d)	147,243	$ 85,064
Bed Bath & Beyond, Inc. (a)(d)	836,660	61,386
Best Buy Co., Inc.	1,310,648	51,653
CarMax, Inc. (a)(d)	990,204	56,422
GameStop Corp. Class A (d)	508,877	19,241
Gap, Inc.	1,237,408	49,001
Home Depot, Inc.	6,079,060	604,259
L Brands, Inc.	1,109,176	89,732
Lowe's Companies, Inc.	4,458,431	284,582
O'Reilly Automotive, Inc. (a)	468,680	85,647
PetSmart, Inc.	448,648	35,336
Ross Stores, Inc.	947,738	86,699
Staples, Inc. (d)	2,909,631	40,909
Tiffany & Co., Inc. (d)	508,062	54,830
TJX Companies, Inc.	3,129,776	207,066
Tractor Supply Co. (d)	621,839	47,838
Urban Outfitters, Inc. (a)	461,129	14,904
		1,895,573
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	1,240,417	46,044
Fossil Group, Inc. (a)(d)	210,295	23,494
Michael Kors Holdings Ltd. (a)(d)	927,056	71,114
NIKE, Inc. Class B	3,176,655	315,410
PVH Corp.	372,140	47,314
Ralph Lauren Corp.	274,083	50,678
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	751,376	54,467
VF Corp.	1,557,705	117,093
		725,614
TOTAL CONSUMER DISCRETIONARY		9,939,033
CONSUMER STAPLES - 9.7%
Beverages - 2.2%
Brown-Forman Corp. Class B (non-vtg.)	713,572	69,252
Coca-Cola Enterprises, Inc.	1,020,286	44,831
Constellation Brands, Inc. Class A (sub. vtg.) (a)	756,843	72,960
Dr. Pepper Snapple Group, Inc.	881,315	65,217
Molson Coors Brewing Co. Class B	718,979	55,613
Monster Beverage Corp. (a)	649,366	72,826
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	6,805,639	$ 681,244
The Coca-Cola Co.	17,828,716	799,261
		1,861,204
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	1,979,629	281,345
CVS Health Corp.	5,230,852	477,891
Kroger Co.	2,208,280	132,143
Safeway, Inc.	1,040,637	36,256
Sysco Corp. (d)	2,650,217	106,698
Wal-Mart Stores, Inc.	7,131,933	624,329
Walgreen Co.	3,974,815	272,712
Whole Foods Market, Inc. (d)	1,631,618	79,998
		2,011,372
Food Products - 1.6%
Archer Daniels Midland Co.	2,915,592	153,593
Campbell Soup Co. (d)	808,168	36,594
ConAgra Foods, Inc.	1,908,276	69,690
General Mills, Inc. (d)	2,766,483	145,932
Hormel Foods Corp.	606,871	32,213
Kellogg Co.	1,154,850	76,509
Keurig Green Mountain, Inc.	550,203	78,206
Kraft Foods Group, Inc.	2,682,759	161,422
McCormick & Co., Inc. (non-vtg.) (d)	586,315	43,581
Mead Johnson Nutrition Co. Class A	913,113	94,818
Mondelez International, Inc.	7,614,567	298,491
The Hershey Co.	673,922	67,581
The J.M. Smucker Co. (d)	459,871	47,169
Tyson Foods, Inc. Class A	1,322,911	56,012
		1,361,811
Household Products - 1.9%
Clorox Co. (d)	581,948	59,138
Colgate-Palmolive Co.	3,877,596	269,842
Kimberly-Clark Corp.	1,688,877	196,906
Procter & Gamble Co.	12,229,518	1,105,915
		1,631,801
Personal Products - 0.1%
Avon Products, Inc. (d)	1,963,031	19,198
Estee Lauder Companies, Inc. Class A	1,016,119	75,335
		94,533
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.5%
Altria Group, Inc.	8,958,545	$ 450,256
Lorillard, Inc.	1,626,072	102,670
Philip Morris International, Inc.	7,055,599	613,343
Reynolds American, Inc. (d)	1,391,782	91,732
		1,258,001
TOTAL CONSUMER STAPLES		8,218,722
ENERGY - 8.2%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	1,964,937	112,001
Cameron International Corp. (a)	916,433	46,995
Diamond Offshore Drilling, Inc. (d)	303,525	8,915
Ensco PLC Class A	1,055,595	35,679
FMC Technologies, Inc. (a)(d)	1,060,767	50,673
Halliburton Co.	3,841,537	162,113
Helmerich & Payne, Inc. (d)	488,824	33,998
Nabors Industries Ltd.	1,306,978	17,148
National Oilwell Varco, Inc.	1,943,240	130,275
Noble Corp. (d)	1,148,409	20,660
Schlumberger Ltd.	5,855,548	503,284
Transocean Ltd. (United States) (d)	1,537,707	32,307
		1,154,048
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.	2,285,258	180,878
Apache Corp.	1,727,497	110,715
Cabot Oil & Gas Corp.	1,884,770	62,273
Chesapeake Energy Corp. (d)	2,345,520	47,520
Chevron Corp.	8,576,811	933,757
Cimarex Energy Co.	393,047	41,250
ConocoPhillips Co. (d)	5,553,529	366,922
CONSOL Energy, Inc.	1,039,579	40,679
Denbury Resources, Inc.	1,591,165	13,143
Devon Energy Corp.	1,736,897	102,425
EOG Resources, Inc.	2,472,667	214,430
EQT Corp.	684,282	62,256
Exxon Mobil Corp.	19,262,124	1,743,993
Hess Corp.	1,181,403	86,160
Kinder Morgan Holding Co. LLC (d)	7,674,463	317,339
Marathon Oil Corp.	3,046,410	88,102
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	1,279,679	$ 115,286
Murphy Oil Corp. (d)	753,909	36,504
Newfield Exploration Co. (a)	617,213	16,807
Noble Energy, Inc. (d)	1,627,097	80,021
Occidental Petroleum Corp.	3,521,306	280,895
ONEOK, Inc. (d)	939,477	50,882
Phillips 66 Co.	2,524,305	184,325
Pioneer Natural Resources Co.	646,324	92,573
QEP Resources, Inc.	748,335	15,296
Range Resources Corp.	761,949	50,022
Southwestern Energy Co. (a)(d)	1,595,060	51,329
Spectra Energy Corp. (d)	3,030,194	114,784
Tesoro Corp.	579,212	44,379
The Williams Companies, Inc.	3,037,811	157,207
Valero Energy Corp.	2,384,624	115,917
		5,818,069
TOTAL ENERGY		6,972,117
FINANCIALS - 16.1%
Banks - 5.8%
Bank of America Corp.	47,496,478	809,340
BB&T Corp. (d)	3,250,110	122,172
Citigroup, Inc.	13,693,458	739,036
Comerica, Inc.	816,727	38,068
Fifth Third Bancorp	3,767,943	75,811
Huntington Bancshares, Inc.	3,690,113	37,307
JPMorgan Chase & Co.	16,988,392	1,022,022
KeyCorp	3,960,303	53,464
M&T Bank Corp. (d)	596,045	75,114
PNC Financial Services Group, Inc.	2,441,547	213,562
Regions Financial Corp.	6,226,235	62,698
SunTrust Banks, Inc.	2,398,052	94,219
U.S. Bancorp	8,138,673	359,729
Wells Fargo & Co.	21,456,665	1,168,959
Zions Bancorporation (d)	915,896	25,700
		4,897,201
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	250,913	51,083
Ameriprise Financial, Inc.	845,522	111,414
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Bank of New York Mellon Corp.	5,111,023	$ 204,594
BlackRock, Inc. Class A	569,785	204,598
Charles Schwab Corp. (d)	5,180,383	146,708
E*TRADE Financial Corp. (a)	1,304,038	29,745
Franklin Resources, Inc. (d)	1,779,260	101,169
Goldman Sachs Group, Inc.	1,850,649	348,681
Invesco Ltd.	1,954,255	78,874
Legg Mason, Inc. (d)	460,325	26,123
Morgan Stanley	6,916,872	243,336
Northern Trust Corp.	1,000,211	67,744
State Street Corp.	1,912,886	146,776
T. Rowe Price Group, Inc.	1,188,123	99,173
		1,860,018
Consumer Finance - 0.9%
American Express Co. (d)	4,065,200	375,706
Capital One Financial Corp.	2,535,282	210,935
Discover Financial Services	2,086,259	136,754
Navient Corp.	1,894,455	39,708
		763,103
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	8,233,958	1,224,307
CME Group, Inc.	1,426,632	120,750
IntercontinentalExchange Group, Inc.	512,380	115,793
Leucadia National Corp.	1,431,491	33,110
McGraw Hill Financial, Inc.	1,223,560	114,354
Moody's Corp.	839,446	84,792
The NASDAQ OMX Group, Inc.	533,486	23,959
		1,717,065
Insurance - 2.7%
ACE Ltd.	1,516,235	173,366
AFLAC, Inc.	2,046,250	122,223
Allstate Corp.	1,957,517	133,405
American International Group, Inc.	6,444,738	353,172
Aon PLC	1,311,875	121,335
Assurant, Inc.	322,393	21,791
Cincinnati Financial Corp.	665,239	33,894
Genworth Financial, Inc. Class A (a)	2,242,968	20,389
Hartford Financial Services Group, Inc.	2,022,529	83,530
Lincoln National Corp.	1,179,179	66,777
Loews Corp.	1,377,064	57,341
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	2,458,491	$ 139,126
MetLife, Inc.	5,079,989	282,498
Principal Financial Group, Inc.	1,234,547	65,764
Progressive Corp.	2,431,040	66,222
Prudential Financial, Inc.	2,077,660	176,560
The Chubb Corp.	1,086,182	111,931
The Travelers Companies, Inc.	1,531,343	159,949
Torchmark Corp.	589,827	31,703
Unum Group	1,150,842	38,231
XL Group PLC Class A	1,199,166	42,594
		2,301,801
Real Estate Investment Trusts - 2.3%
American Tower Corp.	1,789,244	187,889
Apartment Investment & Management Co. Class A	659,883	24,581
AvalonBay Communities, Inc.	592,527	95,272
Boston Properties, Inc. (d)	691,489	89,645
Crown Castle International Corp.	1,507,930	125,294
Equity Residential (SBI) (d)	1,633,868	115,743
Essex Property Trust, Inc. (d)	286,740	58,039
General Growth Properties, Inc.	2,834,267	75,845
HCP, Inc.	2,072,335	92,841
Health Care REIT, Inc. (d)	1,463,598	107,809
Host Hotels & Resorts, Inc.	3,418,824	79,453
Iron Mountain, Inc.	830,796	31,579
Kimco Realty Corp. (d)	1,856,429	47,246
Plum Creek Timber Co., Inc. (d)	800,012	33,345
Prologis, Inc.	2,258,284	95,480
Public Storage	654,994	122,897
Simon Property Group, Inc.	1,403,617	253,774
The Macerich Co. (d)	635,463	50,252
Ventas, Inc. (d)	1,329,413	95,120
Vornado Realty Trust	788,283	87,941
Weyerhaeuser Co. (d)	2,386,169	84,256
		1,954,301
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	1,260,050	42,514
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	2,173,303	$ 21,277
People's United Financial, Inc. (d)	1,401,538	20,715
		41,992
TOTAL FINANCIALS		13,577,995
HEALTH CARE - 14.1%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	893,461	174,136
Amgen, Inc.	3,430,880	567,159
Biogen Idec, Inc. (a)	1,066,584	328,177
Celgene Corp. (a)	3,611,108	410,547
Gilead Sciences, Inc. (a)	6,827,685	684,953
Regeneron Pharmaceuticals, Inc. (a)(d)	333,230	138,660
Vertex Pharmaceuticals, Inc. (a)	1,075,333	126,760
		2,430,392
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	6,791,682	302,298
Baxter International, Inc.	2,446,548	178,598
Becton, Dickinson & Co. (d)	866,456	121,590
Boston Scientific Corp. (a)	5,987,759	77,062
C.R. Bard, Inc.	337,105	56,415
CareFusion Corp. (a)	916,266	54,215
Covidien PLC	2,040,429	206,083
DENTSPLY International, Inc.	640,362	35,207
Edwards Lifesciences Corp. (a)	478,914	62,106
Intuitive Surgical, Inc. (a)	162,381	84,076
Medtronic, Inc.	4,424,132	326,811
St. Jude Medical, Inc.	1,285,858	87,387
Stryker Corp.	1,350,842	125,507
Varian Medical Systems, Inc. (a)(d)	466,123	41,257
Zimmer Holdings, Inc.	762,940	85,671
		1,844,283
Health Care Providers & Services - 2.2%
Aetna, Inc.	1,601,604	139,724
AmerisourceBergen Corp. (d)	962,783	87,661
Cardinal Health, Inc.	1,520,548	124,974
Cigna Corp.	1,191,569	122,601
DaVita HealthCare Partners, Inc. (a)(d)	775,992	59,387
Express Scripts Holding Co. (a)	3,366,938	279,961
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc.	696,716	$ 96,126
Laboratory Corp. of America Holdings (a)(d)	383,462	40,125
McKesson Corp.	1,046,053	220,466
Patterson Companies, Inc. (d)	390,850	18,831
Quest Diagnostics, Inc. (d)	652,272	42,600
Tenet Healthcare Corp. (a)(d)	442,252	21,250
UnitedHealth Group, Inc.	4,388,491	432,837
Universal Health Services, Inc. Class B	412,041	43,108
WellPoint, Inc.	1,238,679	158,439
		1,888,090
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	1,370,977	88,291
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,506,362	64,382
PerkinElmer, Inc.	510,016	23,190
Thermo Fisher Scientific, Inc.	1,801,863	232,963
Waters Corp. (a)	379,235	43,953
		364,488
Pharmaceuticals - 6.3%
AbbVie, Inc.	7,189,148	497,489
Actavis PLC (a)(d)	1,193,574	322,993
Allergan, Inc. (d)	1,342,277	287,100
Bristol-Myers Squibb Co.	7,488,178	442,177
Eli Lilly & Co. (d)	4,440,910	302,515
Hospira, Inc. (a)	762,104	45,452
Johnson & Johnson	12,738,251	1,378,916
Mallinckrodt PLC (a)	511,602	47,180
Merck & Co., Inc.	13,028,874	786,944
Mylan, Inc. (a)	1,689,440	99,018
Perrigo Co. PLC	604,408	96,820
Pfizer, Inc.	28,639,461	892,119
Zoetis, Inc. Class A	2,263,718	101,709
		5,300,432
TOTAL HEALTH CARE		11,915,976
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.6%
General Dynamics Corp.	1,434,489	208,517
Honeywell International, Inc.	3,534,477	350,161
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
L-3 Communications Holdings, Inc.	389,480	$ 48,529
Lockheed Martin Corp.	1,218,501	233,416
Northrop Grumman Corp.	939,187	132,360
Precision Castparts Corp.	648,023	154,165
Raytheon Co.	1,403,410	149,744
Rockwell Collins, Inc. (d)	610,196	52,190
Textron, Inc.	1,261,055	54,629
The Boeing Co. (d)	3,026,924	406,698
United Technologies Corp.	3,842,646	422,998
		2,213,407
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc. (d)	664,660	49,012
Expeditors International of Washington, Inc.	881,234	41,259
FedEx Corp.	1,198,914	213,622
United Parcel Service, Inc. Class B	3,177,000	349,216
		653,109
Airlines - 0.4%
Delta Air Lines, Inc.	3,807,563	177,699
Southwest Airlines Co.	3,094,538	129,414
		307,113
Building Products - 0.1%
Allegion PLC	433,969	23,369
Masco Corp.	1,609,969	38,961
		62,330
Commercial Services & Supplies - 0.4%
ADT Corp. (d)	785,933	27,460
Cintas Corp. (d)	436,377	31,921
Pitney Bowes, Inc. (d)	916,031	22,553
Republic Services, Inc.	1,140,658	45,181
Stericycle, Inc. (a)	383,056	49,384
Tyco International Ltd. (d)	1,890,093	81,085
Waste Management, Inc.	1,959,115	95,468
		353,052
Construction & Engineering - 0.1%
Fluor Corp.	711,431	44,102
Jacobs Engineering Group, Inc. (a)	600,972	27,915
Quanta Services, Inc. (a)	979,186	29,865
		101,882
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.6%
AMETEK, Inc.	1,110,116	$ 56,572
Eaton Corp. PLC	2,149,473	145,799
Emerson Electric Co.	3,152,238	200,955
Rockwell Automation, Inc.	622,719	71,868
		475,194
Industrial Conglomerates - 2.3%
3M Co. (d)	2,926,649	468,527
Danaher Corp.	2,753,327	230,068
General Electric Co.	45,319,636	1,200,517
Roper Industries, Inc.	451,819	71,306
		1,970,418
Machinery - 1.5%
Caterpillar, Inc. (d)	2,835,765	285,278
Cummins, Inc.	772,524	112,495
Deere & Co. (d)	1,618,856	140,225
Dover Corp.	752,244	57,915
Flowserve Corp.	617,897	36,376
Illinois Tool Works, Inc.	1,647,638	156,410
Ingersoll-Rand PLC	1,208,240	76,192
Joy Global, Inc.	443,427	21,746
PACCAR, Inc.	1,602,367	107,391
Pall Corp.	482,396	46,363
Parker Hannifin Corp. (d)	672,059	86,716
Pentair PLC	869,732	56,280
Snap-On, Inc.	262,484	35,522
Stanley Black & Decker, Inc.	705,840	66,660
Xylem, Inc. (d)	825,107	31,635
		1,317,204
Professional Services - 0.2%
Dun & Bradstreet Corp.	164,271	20,854
Equifax, Inc.	550,025	43,754
Nielsen Holdings B.V. (d)	1,374,129	57,397
Robert Half International, Inc.	620,971	35,265
		157,270
Road & Rail - 1.0%
CSX Corp.	4,514,718	164,742
Kansas City Southern (d)	498,353	59,274
Norfolk Southern Corp.	1,397,972	156,070
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	239,690	$ 22,895
Union Pacific Corp.	4,053,369	473,312
		876,293
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,233,175	55,740
United Rentals, Inc. (a)(d)	433,187	49,084
W.W. Grainger, Inc. (d)	274,939	67,547
		172,371
TOTAL INDUSTRIALS		8,659,643
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.6%
Cisco Systems, Inc.	23,031,317	636,586
F5 Networks, Inc. (a)	334,612	43,229
Harris Corp.	473,204	33,915
Juniper Networks, Inc.	1,813,693	40,191
Motorola Solutions, Inc.	997,156	65,533
QUALCOMM, Inc.	7,570,015	551,854
		1,371,308
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,416,657	75,975
Corning, Inc.	5,831,118	122,570
FLIR Systems, Inc.	640,139	20,312
TE Connectivity Ltd.	1,848,501	118,674
		337,531
Internet Software & Services - 3.2%
Akamai Technologies, Inc. (a)	804,701	51,992
eBay, Inc. (a)	5,101,573	279,974
Facebook, Inc. Class A (a)	9,409,807	731,142
Google, Inc.:
Class A (a)	1,283,165	704,560
Class C (a)	1,283,059	695,200
VeriSign, Inc. (a)(d)	508,209	30,543
Yahoo!, Inc. (a)	4,177,819	216,160
		2,709,571
IT Services - 3.2%
Accenture PLC Class A (d)	2,851,100	246,135
Alliance Data Systems Corp. (a)(d)	268,347	76,712
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Automatic Data Processing, Inc.	2,172,110	$ 186,020
Cognizant Technology Solutions Corp. Class A (a)	2,745,779	148,245
Computer Sciences Corp.	655,203	41,527
Fidelity National Information Services, Inc.	1,289,132	78,882
Fiserv, Inc. (a)	1,125,637	80,472
IBM Corp.	4,190,370	679,552
MasterCard, Inc. Class A	4,445,627	388,059
Paychex, Inc. (d)	1,475,993	69,977
Teradata Corp. (a)(d)	700,082	31,602
The Western Union Co. (d)	2,392,785	44,458
Total System Services, Inc.	746,405	24,624
Visa, Inc. Class A (d)	2,223,460	574,075
Xerox Corp.	4,895,885	68,347
		2,738,687
Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	1,395,551	52,501
Analog Devices, Inc. (d)	1,419,190	77,545
Applied Materials, Inc.	5,503,060	132,349
Avago Technologies Ltd.	1,136,919	106,188
Broadcom Corp. Class A	2,429,100	104,767
First Solar, Inc. (a)(d)	339,402	16,563
Intel Corp. (d)	22,361,937	832,982
KLA-Tencor Corp.	746,910	51,865
Lam Research Corp.	732,036	60,495
Linear Technology Corp. (d)	1,077,269	49,587
Microchip Technology, Inc. (d)	905,140	40,867
Micron Technology, Inc. (a)(d)	4,836,533	173,873
NVIDIA Corp.	2,325,258	48,761
Texas Instruments, Inc.	4,821,778	262,401
Xilinx, Inc.	1,212,640	55,102
		2,065,846
Software - 3.8%
Adobe Systems, Inc. (a)	2,134,147	157,244
Autodesk, Inc. (a)	1,026,346	63,633
CA Technologies, Inc.	1,447,334	45,084
Citrix Systems, Inc. (a)(d)	742,854	49,259
Electronic Arts, Inc. (a)	1,411,964	62,028
Intuit, Inc.	1,282,219	120,362
Microsoft Corp.	37,216,518	1,779,322
Oracle Corp.	14,688,459	622,938
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	854,081	$ 53,081
salesforce.com, Inc. (a)(d)	2,600,100	155,668
Symantec Corp.	3,118,608	81,364
		3,189,983
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	27,045,101	3,216,465
EMC Corp.	9,162,739	278,089
Hewlett-Packard Co.	8,429,312	329,249
NetApp, Inc.	1,441,967	61,356
SanDisk Corp. (d)	1,012,764	104,781
Seagate Technology LLC (d)	1,476,096	97,585
Western Digital Corp.	993,529	102,602
		4,190,127
TOTAL INFORMATION TECHNOLOGY		16,603,053
MATERIALS - 3.2%
Chemicals - 2.4%
Air Products & Chemicals, Inc. (d)	865,908	124,544
Airgas, Inc.	302,968	35,032
CF Industries Holdings, Inc.	224,346	60,158
E.I. du Pont de Nemours & Co.	4,133,828	295,155
Eastman Chemical Co. (d)	673,573	55,853
Ecolab, Inc.	1,217,992	132,700
FMC Corp.	601,450	32,719
International Flavors & Fragrances, Inc.	366,575	37,086
LyondellBasell Industries NV Class A	1,920,630	151,461
Monsanto Co.	2,186,438	262,176
PPG Industries, Inc.	622,553	136,227
Praxair, Inc.	1,319,007	169,334
Sherwin-Williams Co. (d)	375,423	91,926
Sigma Aldrich Corp.	537,369	73,405
The Dow Chemical Co.	5,069,703	246,742
The Mosaic Co.	1,438,359	65,834
		1,970,352
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	278,069	33,379
Vulcan Materials Co.	591,275	39,083
		72,462
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Avery Dennison Corp.	423,344	$ 20,960
Ball Corp.	625,276	41,937
Bemis Co., Inc. (d)	451,118	18,018
MeadWestvaco Corp.	760,974	34,092
Owens-Illinois, Inc. (a)	744,541	19,090
Sealed Air Corp.	957,634	37,855
		171,952
Metals & Mining - 0.4%
Alcoa, Inc.	5,313,040	91,862
Allegheny Technologies, Inc. (d)	491,054	16,544
Freeport-McMoRan, Inc.	4,693,007	126,007
Newmont Mining Corp.	2,252,720	41,450
Nucor Corp.	1,440,103	77,233
		353,096
Paper & Forest Products - 0.1%
International Paper Co.	1,928,709	103,803
TOTAL MATERIALS		2,671,665
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	23,423,349	828,718
CenturyLink, Inc.	2,575,235	104,992
Frontier Communications Corp.	4,526,148	31,909
Level 3 Communications, Inc. (a)	1,287,032	64,352
Verizon Communications, Inc.	18,722,565	947,175
Windstream Holdings, Inc. (d)	2,722,068	27,520
		2,004,666
UTILITIES - 3.0%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	2,207,152	127,022
Duke Energy Corp. (d)	3,194,501	258,435
Edison International	1,471,575	93,533
Entergy Corp. (d)	811,226	68,062
Exelon Corp.	3,880,691	140,365
FirstEnergy Corp.	1,898,552	70,019
NextEra Energy, Inc.	1,970,872	205,739
Northeast Utilities (d)	1,427,194	72,273
Pepco Holdings, Inc.	1,133,792	31,179
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pinnacle West Capital Corp. (d)	498,681	$ 31,532
PPL Corp.	3,000,777	106,618
Southern Co.	4,045,550	191,880
Xcel Energy, Inc. (d)	2,282,580	77,471
		1,474,128
Gas Utilities - 0.0%
AGL Resources, Inc.	539,646	28,229
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (d)	1,525,319	47,681
The AES Corp.	3,005,413	41,685
		89,366
Multi-Utilities - 1.2%
Ameren Corp.	1,095,897	47,244
CenterPoint Energy, Inc.	1,941,237	46,473
CMS Energy Corp.	1,241,948	41,108
Consolidated Edison, Inc. (d)	1,322,859	83,539
Dominion Resources, Inc.	2,631,707	190,930
DTE Energy Co.	799,417	65,121
Integrys Energy Group, Inc.	361,164	26,307
NiSource, Inc.	1,424,182	59,588
PG&E Corp.	2,129,203	107,525
Public Service Enterprise Group, Inc.	2,285,099	95,471
SCANA Corp. (d)	641,604	36,591
Sempra Energy	1,043,981	116,644
TECO Energy, Inc. (d)	1,053,709	20,895
Wisconsin Energy Corp.	1,018,590	50,318
		987,754
TOTAL UTILITIES		2,579,477
TOTAL COMMON STOCKS (Cost $46,107,629)		83,142,347
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 12/11/14 to 6/25/15 (e) (Cost $61,390)	$ 61,400	61,390
Money Market Funds - 4.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	1,256,891,667	$ 1,256,892
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,316,176,926	2,316,177
TOTAL MONEY MARKET FUNDS (Cost $3,573,069)		3,573,069
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $49,742,088)		86,776,806
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(2,309,083)
NET ASSETS - 100%		$ 84,467,723
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
817 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 84,408	$ 3,510
2,410 CME S&P 500 Index Contracts (United States)	Dec. 2014	1,244,946	84,069
TOTAL EQUITY INDEX CONTRACTS		$ 1,329,354	$ 87,579

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $61,074,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 809
Fidelity Securities Lending Cash Central Fund	4,254
Total	$ 5,063
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,939,033	$ 9,939,033	$ -	$ -
Consumer Staples	8,218,722	8,218,722	-	-
Energy	6,972,117	6,972,117	-	-
Financials	13,577,995	13,577,995	-	-
Health Care	11,915,976	11,915,976	-	-
Industrials	8,659,643	8,659,643	-	-
Information Technology	16,603,053	16,603,053	-	-
Materials	2,671,665	2,671,665	-	-
Telecommunication Services	2,004,666	2,004,666	-	-
Utilities	2,579,477	2,579,477	-	-
U.S. Government and Government Agency Obligations	61,390	-	61,390	-
Money Market Funds	3,573,069	3,573,069	-	-
Total Investments in Securities:	$ 86,776,806	$ 86,715,416	$ 61,390	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 87,579	$ 87,579	$ -	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $49,984,635,000. Net unrealized appreciation aggregated $36,792,171,000, of which $39,428,997,000 related to appreciated investment securities and $2,636,826,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Extended Market
Index Fund

November 30, 2014

1.810690.110

SEI-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	235,674	$ 5,029,283
Autoliv, Inc. (d)	328,117	32,470,458
Clean Diesel Technologies, Inc. (a)(d)	33,479	76,332
Cooper Tire & Rubber Co.	213,456	7,242,562
Cooper-Standard Holding, Inc. (a)(d)	48,481	2,606,339
Dana Holding Corp.	581,389	12,325,447
Dorman Products, Inc. (a)(d)	103,132	4,881,238
Drew Industries, Inc.	78,727	3,708,042
Federal-Mogul Corp. Class A (a)(d)	112,607	1,747,661
Fox Factory Holding Corp. (a)(d)	60,496	829,400
Fuel Systems Solutions, Inc. (a)(d)	54,919	542,051
Gentex Corp.	510,681	18,159,816
Gentherm, Inc. (a)	117,071	4,412,406
Jason Industries, Inc. (a)	4,240	34,132
Lear Corp.	276,480	26,517,197
Modine Manufacturing Co. (a)	171,375	2,085,634
Motorcar Parts of America, Inc. (a)	58,651	1,979,471
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	81,032	264,975
Remy International, Inc. (d)	51,401	945,778
Shiloh Industries, Inc. (a)	22,518	364,792
Spartan Motors, Inc.	116,298	582,653
Standard Motor Products, Inc. (d)	74,706	2,850,034
Stoneridge, Inc. (a)	89,076	967,365
Strattec Security Corp.	11,482	1,191,372
Superior Industries International, Inc.	84,602	1,532,988
Sypris Solutions, Inc.	33,998	91,795
Tenneco, Inc. (a)(d)	204,839	11,133,000
Tower International, Inc. (a)	64,865	1,656,003
TRW Automotive Holdings Corp. (a)	378,532	39,140,209
UQM Technologies, Inc. (a)(d)	137,888	137,888
Visteon Corp. (a)	164,643	16,135,014
		201,641,335
Automobiles - 0.6%
Tesla Motors, Inc. (a)(d)	326,069	79,730,392
Thor Industries, Inc.	154,901	9,101,983
Winnebago Industries, Inc.	100,663	2,534,694
		91,367,069
Distributors - 0.3%
Core-Mark Holding Co., Inc.	83,058	4,992,616
LKQ Corp. (a)(d)	1,044,480	30,342,144
Pool Corp.	154,363	9,170,706
VOXX International Corp. (a)(d)	62,477	525,432
Weyco Group, Inc.	16,952	466,350
		45,497,248
Diversified Consumer Services - 0.7%
2U, Inc. (d)	28,510	515,461
American Public Education, Inc. (a)(d)	58,621	1,969,666

	Shares	Value
Apollo Education Group, Inc. Class A (non-vtg.) (a)	337,878	$ 10,548,551
Ascent Capital Group, Inc. (a)(d)	44,999	2,421,846
Bridgepoint Education, Inc. (a)	45,776	489,803
Bright Horizons Family Solutions, Inc. (a)(d)	106,410	4,756,527
Cambium Learning Group, Inc. (a)	16,192	27,526
Capella Education Co. (d)	38,122	2,599,158
Career Education Corp. (a)(d)	187,149	1,096,693
Carriage Services, Inc.	53,923	1,035,861
Chegg, Inc. (d)	174,618	1,180,418
Collectors Universe, Inc.	17,833	392,504
Corinthian Colleges, Inc. (a)(d)	321,385	34,710
DeVry, Inc.	199,686	9,756,658
Graham Holdings Co.	13,009	11,545,357
Grand Canyon Education, Inc. (a)	157,575	7,196,450
Houghton Mifflin Harcourt Co. (d)	319,538	6,141,520
ITT Educational Services, Inc. (a)(d)	66,029	548,701
K12, Inc. (a)	105,616	1,214,584
Learning Tree International, Inc. (a)	12,160	30,400
Liberty Tax, Inc. (a)(d)	11,299	430,548
LifeLock, Inc. (a)(d)	239,859	3,960,072
Lincoln Educational Services Corp.	84,172	271,876
National American University Holdings, Inc.	23,237	71,338
Regis Corp. (d)	155,503	2,572,020
Service Corp. International	716,718	16,197,827
ServiceMaster Global Holdings, Inc.	110,646	2,905,564
Sotheby's Class A (Ltd. vtg.)	242,950	9,817,610
Steiner Leisure Ltd. (a)(d)	48,129	2,130,671
Strayer Education, Inc. (a)(d)	37,506	2,838,829
Universal Technical Institute, Inc.	65,787	689,448
Weight Watchers International, Inc. (a)(d)	88,957	2,579,753
		107,967,950
Hotels, Restaurants & Leisure - 3.5%
Ambassadors Group, Inc. (a)	48,627	108,438
ARAMARK Holdings Corp.	231,150	7,026,960
Ark Restaurants Corp.	8,457	184,955
Belmond Ltd. Class A (a)	314,268	3,557,514
Biglari Holdings, Inc. (a)(d)	6,667	2,476,457
BJ's Restaurants, Inc. (a)(d)	87,061	4,279,919
Bloomin' Brands, Inc. (a)	358,123	8,154,461
Bob Evans Farms, Inc.	93,507	5,083,041
Boyd Gaming Corp. (a)(d)	254,155	3,248,101
Bravo Brio Restaurant Group, Inc. (a)	63,389	832,298
Brinker International, Inc.	227,627	12,822,229
Buffalo Wild Wings, Inc. (a)(d)	63,845	10,867,057
Burger King Worldwide, Inc. (d)	224,000	8,140,160
Caesars Entertainment Corp. (a)(d)	137,776	2,336,681
Carrols Restaurant Group, Inc. (a)(d)	103,693	778,734
Century Casinos, Inc. (a)	65,094	337,838
Choice Hotels International, Inc. (d)	131,901	7,308,634
Churchill Downs, Inc.	48,125	4,633,956
Chuy's Holdings, Inc. (a)(d)	60,855	1,302,906
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
ClubCorp Holdings, Inc.	81,521	$ 1,606,779
Cosi, Inc. (a)(d)	52,082	85,935
Cosi, Inc. rights 12/9/14 (a)	52,082	4,163
Cracker Barrel Old Country Store, Inc. (d)	83,238	10,655,296
Del Frisco's Restaurant Group, Inc. (a)(d)	86,188	1,915,097
Denny's Corp. (a)(d)	321,735	3,117,612
Diamond Resorts International, Inc. (a)(d)	138,404	3,346,609
DineEquity, Inc.	62,021	6,160,546
Diversified Restaurant Holdings, Inc. (a)	33,035	171,452
Domino's Pizza, Inc.	187,523	17,599,034
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	21,473
Dover Motorsports, Inc.	22,686	58,303
Dunkin' Brands Group, Inc. (d)	361,407	17,474,028
El Pollo Loco Holdings, Inc. (a)(d)	19,152	525,148
Eldorado Resorts, Inc. (a)	82,401	341,140
Empire Resorts, Inc. (a)(d)	46,820	318,844
Entertainment Gaming Asia, Inc.	41,906	22,210
Extended Stay America, Inc. unit	186,753	3,473,606
Famous Dave's of America, Inc. (a)(d)	17,917	456,884
Fiesta Restaurant Group, Inc. (a)(d)	84,385	4,730,623
Frisch's Restaurants, Inc.	8,068	217,029
Full House Resorts, Inc. (a)	24,413	30,516
Gaming Partners International Corp. (a)	1,584	13,068
Good Times Restaurants, Inc. (a)	8,630	50,917
Hilton Worldwide Holdings, Inc.	1,420,634	37,249,023
Hyatt Hotels Corp. Class A (a)	197,385	11,631,898
Ignite Restaurant Group, Inc. (a)(d)	17,224	130,041
International Game Technology	848,658	14,452,646
International Speedway Corp. Class A (d)	100,063	3,129,971
Interval Leisure Group, Inc.	143,029	3,109,450
Intrawest Resorts Holdings, Inc.	53,255	570,894
Isle of Capri Casinos, Inc. (a)	74,961	542,718
Jack in the Box, Inc.	141,594	10,548,753
Jamba, Inc. (a)(d)	49,896	618,211
Kona Grill, Inc. (a)	25,706	651,390
Krispy Kreme Doughnuts, Inc. (a)(d)	233,019	4,744,267
La Quinta Holdings, Inc.	228,990	5,042,360
Lakes Entertainment, Inc. (a)	33,424	221,601
Las Vegas Sands Corp.	1,279,934	81,518,996
Life Time Fitness, Inc. (a)(d)	125,115	6,928,869
Luby's, Inc. (a)	44,918	218,751
Marcus Corp.	66,704	1,097,948
Marriott Vacations Worldwide Corp.	107,619	7,911,073
MGM Mirage, Inc. (a)	1,162,651	26,520,069
Monarch Casino & Resort, Inc. (a)	28,201	467,009
Morgans Hotel Group Co. (a)	89,969	728,749
Multimedia Games Holding Co., Inc. (a)	107,202	3,890,361
Nathan's Famous, Inc. (a)	8,467	636,549
Noodles & Co. (a)	37,994	930,093

	Shares	Value
Norwegian Cruise Line Holdings Ltd. (a)	315,833	$ 13,861,910
Panera Bread Co. Class A (a)(d)	90,237	15,105,674
Papa John's International, Inc.	110,932	5,854,991
Papa Murphy's Holdings, Inc.	7,847	78,705
Penn National Gaming, Inc. (a)	234,807	3,334,259
Pinnacle Entertainment, Inc. (a)(d)	200,314	4,985,815
Pizza Inn Holdings, Inc. (a)(d)	13,090	88,227
Popeyes Louisiana Kitchen, Inc. (a)(d)	85,411	4,718,104
Potbelly Corp. (a)(d)	31,455	414,577
Premier Exhibitions, Inc. (a)	89,421	61,700
RCI Hospitality Holdings, Inc. (a)(d)	25,778	249,531
Red Lion Hotels Corp. (a)	45,825	271,284
Red Robin Gourmet Burgers, Inc. (a)	45,201	3,044,287
Royal Caribbean Cruises Ltd.	564,036	41,592,015
Ruby Tuesday, Inc. (a)(d)	207,290	1,728,799
Ruth's Hospitality Group, Inc.	129,505	1,701,696
Scientific Games Corp. Class A (a)(d)	172,823	2,616,540
SeaWorld Entertainment, Inc.	232,739	3,884,414
Six Flags Entertainment Corp.	308,605	12,544,793
Sonic Corp. (d)	187,706	5,103,726
Speedway Motorsports, Inc.	37,455	738,238
Texas Roadhouse, Inc. Class A (d)	206,875	6,839,288
The Cheesecake Factory, Inc. (d)	156,881	7,597,747
Town Sports International Holdings, Inc.	75,993	513,713
Vail Resorts, Inc.	128,165	11,232,381
Wendy's Co.	918,539	8,009,660
Zoe's Kitchen, Inc. (d)	45,896	1,451,690
		536,992,105
Household Durables - 1.1%
AG&E Holdings, Inc. (a)	4,238	3,221
Bassett Furniture Industries, Inc.	35,197	689,861
Beazer Homes U.S.A., Inc. (a)(d)	89,545	1,785,527
Blyth, Inc.	30,867	313,917
Cavco Industries, Inc. (a)(d)	24,499	1,816,111
Comstock Holding Companies, Inc. Class A (a)(d)	37,485	39,734
CSS Industries, Inc.	27,206	789,246
Dixie Group, Inc. (a)(d)	45,824	351,012
Emerson Radio Corp. (a)	24,397	27,081
Ethan Allen Interiors, Inc. (d)	98,548	2,918,006
Flexsteel Industries, Inc.	18,647	591,483
GoPro, Inc. Class A (d)	96,194	7,500,246
Green Brick Partners, Inc. (a)	39,405	334,943
Helen of Troy Ltd. (a)(d)	92,219	5,962,881
Hooker Furniture Corp.	32,841	505,423
Hovnanian Enterprises, Inc. Class A (a)(d)	440,144	1,892,619
Installed Building Products, Inc. (a)(d)	47,573	808,741
iRobot Corp. (a)(d)	102,398	3,729,335
Jarden Corp. (a)	610,219	26,941,169
KB Home (d)	300,713	5,283,527
Koss Corp.	1,389	2,556
La-Z-Boy, Inc.	186,390	4,844,276
LGI Homes, Inc. (d)	43,673	697,895
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Libbey, Inc. (a)	79,425	$ 2,386,721
Lifetime Brands, Inc.	32,451	484,818
M.D.C. Holdings, Inc. (d)	131,539	3,460,791
M/I Homes, Inc. (a)(d)	86,608	1,985,055
Meritage Homes Corp. (a)(d)	131,106	5,141,977
NACCO Industries, Inc. Class A	20,539	1,192,084
New Home Co. LLC (a)(d)	27,236	388,113
Nova LifeStyle, Inc. (a)(d)	28,221	112,320
NVR, Inc. (a)(d)	14,188	17,858,010
Ryland Group, Inc. (d)	153,341	6,000,233
Skullcandy, Inc. (a)	64,637	612,759
Skyline Corp. (a)	14,802	55,508
Standard Pacific Corp. (a)(d)	535,919	4,046,188
Stanley Furniture Co., Inc. (a)	37,789	105,809
Taylor Morrison Home Corp. (a)	101,009	1,953,514
Tempur Sealy International, Inc. (a)(d)	207,741	11,851,624
Toll Brothers, Inc. (a)(d)	534,662	18,707,823
TRI Pointe Homes, Inc. (a)(d)	505,425	7,712,786
Tupperware Brands Corp. (d)	171,894	11,559,872
Turtle Beach Corp. (a)(d)	43,489	166,128
UCP, Inc. (a)	26,900	306,391
Universal Electronics, Inc. (a)	54,073	3,271,957
WCI Communities, Inc. (a)(d)	28,446	529,096
William Lyon Homes, Inc. (a)(d)	65,299	1,343,853
Zagg, Inc. (a)	72,915	415,616
		169,477,856
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	119,868	1,024,871
Blue Nile, Inc. (a)(d)	48,330	1,674,151
CafePress, Inc. (a)	18,875	39,449
Coupons.com, Inc. (a)(d)	34,710	530,022
dELiA*s, Inc. (a)(d)	191,576	22,702
EVINE Live, Inc. (a)	136,770	839,768
FTD Companies, Inc. (a)(d)	66,872	2,317,784
Gaiam, Inc. Class A (a)	44,181	324,730
Geeknet, Inc. (a)	16,239	141,279
Groupon, Inc. Class A (a)(d)	1,417,404	10,673,052
HSN, Inc.	123,141	8,980,673
Lands' End, Inc. (a)(d)	44,384	2,111,791
Liberty Interactive Corp.:
(Venture Group) Series A (a)	491,711	18,016,291
Series A (a)	1,637,091	47,721,203
Liberty TripAdvisor Holdings, Inc. (a)	258,966	6,787,499
NutriSystem, Inc. (d)	114,343	2,169,087
Orbitz Worldwide, Inc. (a)	247,716	1,892,550
Overstock.com, Inc. (a)	48,655	1,209,563
PetMed Express, Inc. (d)	75,157	1,014,620
RetailMeNot, Inc. (a)(d)	126,817	1,867,380
Shutterfly, Inc. (a)(d)	129,741	5,547,725

	Shares	Value
U.S. Auto Parts Network, Inc. (a)	51,915	$ 130,826
zulily, Inc. Class A (d)	60,381	1,734,746
		116,771,762
Leisure Products - 0.4%
Arctic Cat, Inc.	47,692	1,576,221
Black Diamond, Inc. (a)(d)	70,114	637,336
Brunswick Corp.	312,990	15,549,343
Callaway Golf Co. (d)	268,658	1,990,756
Escalade, Inc.	27,401	364,433
JAKKS Pacific, Inc. (a)(d)	75,785	557,778
Johnson Outdoors, Inc. Class A	22,481	681,624
Leapfrog Enterprises, Inc. Class A (a)(d)	208,450	1,138,137
Malibu Boats, Inc. Class A (a)(d)	44,598	834,875
Marine Products Corp.	22,297	146,045
Nautilus, Inc. (a)	95,784	1,228,909
Polaris Industries, Inc.	213,119	33,397,878
Smith & Wesson Holding Corp. (a)(d)	171,347	1,708,330
Sturm, Ruger & Co., Inc. (d)	66,363	2,527,767
Summer Infant, Inc. (a)	37,416	104,391
		62,443,823
Media - 3.5%
A.H. Belo Corp. Class A	70,842	850,104
AMC Entertainment Holdings, Inc. Class A	68,798	1,803,884
AMC Networks, Inc. Class A (a)(d)	202,319	13,122,410
Ballantyne of Omaha, Inc. (a)	47,765	192,015
Beasley Broadcast Group, Inc. Class A	5,286	28,069
Carmike Cinemas, Inc. (a)	82,780	2,453,599
Central European Media Enterprises Ltd. Class A (a)(d)	252,596	714,847
Charter Communications, Inc. Class A (a)	269,825	45,789,303
Cinedigm Corp. (a)	237,315	422,421
Cinemark Holdings, Inc.	361,871	13,139,536
Clear Channel Outdoor Holding, Inc. Class A	134,797	1,046,025
Crown Media Holdings, Inc. Class A (a)	111,752	377,722
Cumulus Media, Inc. Class A (a)(d)	426,497	1,701,723
Dex Media, Inc. (a)(d)	43,261	370,314
DISH Network Corp. Class A (a)	724,961	57,569,153
DreamWorks Animation SKG, Inc. Class A (a)(d)	247,054	5,889,767
E.W. Scripps Co. Class A (a)(d)	110,895	2,171,324
Emmis Communications Corp. Class A (a)(d)	99,045	206,014
Entercom Communications Corp. Class A (a)(d)	55,913	593,796
Entravision Communication Corp. Class A	226,807	1,465,173
Gray Television, Inc. (a)(d)	162,058	1,683,783
Harte-Hanks, Inc.	168,026	1,028,319
Hemisphere Media Group, Inc. (a)(d)	25,611	322,955
Insignia Systems, Inc. (a)	22,896	67,772
John Wiley & Sons, Inc. Class A	163,947	9,790,915
Journal Communications, Inc. Class A (a)	139,138	1,381,640
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A (d)	244,820	$ 13,046,458
Lee Enterprises, Inc. (a)(d)	177,698	630,828
Liberty Broadband Corp.:
Class A (a)	86,851	4,762,909
Class C (a)	173,702	9,449,389
Liberty Global PLC:
Class A (a)(d)	848,434	44,110,084
Class C	2,070,350	103,351,872
Liberty Media Corp.:
Class A (a)	347,405	12,774,082
Class C (a)	694,810	25,381,409
Lions Gate Entertainment Corp. (d)	260,794	8,840,917
Live Nation Entertainment, Inc. (a)	501,239	13,433,205
Loral Space & Communications Ltd. (a)	49,449	3,881,252
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	86,467	367,485
Media General, Inc. Class A (a)(d)	189,335	2,898,719
Meredith Corp. (d)	132,432	6,989,761
Morningstar, Inc.	76,494	5,105,210
National CineMedia, Inc. (d)	220,190	3,117,890
New Media Investment Group, Inc.	110,762	2,250,684
Nexstar Broadcasting Group, Inc. Class A (d)	103,717	5,321,719
NTN Communications, Inc. (a)	49,847	17,197
Radio One, Inc. Class D (non-vtg.) (a)(d)	99,600	168,324
ReachLocal, Inc. (a)(d)	43,634	141,811
Reading International, Inc. Class A (a)	42,618	506,728
Regal Entertainment Group Class A	283,162	6,538,211
Rentrak Corp. (a)(d)	36,764	3,091,852
RLJ Entertainment, Inc. (a)	42,349	127,047
Saga Communications, Inc. Class A	16,931	677,579
Salem Communications Corp. Class A	28,498	223,994
Scholastic Corp.	93,383	3,315,097
SFX Entertainment, Inc. (a)(d)	136,547	593,979
Sinclair Broadcast Group, Inc. Class A	253,255	7,384,916
Sirius XM Holdings, Inc. (a)(d)	9,562,792	34,712,935
Sizmek, Inc. (a)	83,242	476,977
Spanish Broadcasting System, Inc. Class A (a)	17,489	57,889
SPAR Group, Inc. (a)	4,346	6,215
Starz Series A (a)(d)	323,392	10,668,702
The Madison Square Garden Co. Class A (a)	210,240	15,355,930
The McClatchy Co. Class A (a)(d)	208,390	683,519
The New York Times Co. Class A (d)	434,888	5,518,729
Time, Inc.	380,982	9,120,709
Tribune Publishing Co.	60,420	1,274,258
Value Line, Inc.	1,396	21,373
World Wrestling Entertainment, Inc. Class A (d)	105,315	1,212,176
		531,792,603

	Shares	Value
Multiline Retail - 0.3%
Big Lots, Inc. (d)	199,851	$ 10,152,431
Burlington Stores, Inc. (a)(d)	134,692	6,016,692
Dillard's, Inc. Class A (d)	81,656	9,625,609
Fred's, Inc. Class A (d)	123,849	1,919,660
Gordmans Stores, Inc. (a)(d)	23,635	74,450
JC Penney Corp., Inc. (a)(d)	1,038,266	8,316,511
Sears Holdings Corp. (a)(d)	172,659	6,232,990
The Bon-Ton Stores, Inc. (d)	46,249	389,417
Tuesday Morning Corp. (a)(d)	139,353	2,968,219
		45,695,979
Specialty Retail - 3.0%
Aarons, Inc. Class A	249,123	7,070,111
Abercrombie & Fitch Co. Class A (d)	241,184	6,958,158
Advance Auto Parts, Inc.	250,656	36,866,484
Aeropostale, Inc. (a)(d)	259,054	901,508
America's Car Mart, Inc. (a)(d)	28,636	1,470,459
American Eagle Outfitters, Inc. (d)	575,858	8,119,598
ANN, Inc. (a)	160,991	5,913,199
Appliance Recycling Centers of America, Inc. (a)	2,967	8,159
Asbury Automotive Group, Inc. (a)	106,556	8,067,355
Ascena Retail Group, Inc. (a)	443,246	5,935,064
Barnes & Noble, Inc. (a)(d)	129,563	3,026,592
bebe stores, Inc.	123,042	371,587
Big 5 Sporting Goods Corp.	67,233	882,097
Books-A-Million, Inc. (a)	28,953	54,432
Brown Shoe Co., Inc.	144,261	4,725,990
Build-A-Bear Workshop, Inc. (a)	42,241	869,320
Cabela's, Inc. Class A (a)(d)	158,533	8,598,830
Cache, Inc. (a)(d)	37,741	10,186
Chico's FAS, Inc.	544,649	8,643,580
Christopher & Banks Corp. (a)	129,017	934,083
Citi Trends, Inc. (a)	51,244	1,212,433
Conn's, Inc. (a)(d)	84,164	2,886,825
CST Brands, Inc.	269,002	11,744,627
Destination Maternity Corp.	42,518	681,564
Destination XL Group, Inc. (a)(d)	150,273	776,911
Dick's Sporting Goods, Inc.	346,668	17,544,867
Dover Saddlery, Inc. (a)	1,537	7,685
DSW, Inc. Class A	246,077	8,730,812
Express, Inc. (a)	281,732	4,211,893
Finish Line, Inc. Class A	175,646	5,012,937
Five Below, Inc. (a)(d)	165,710	7,732,029
Foot Locker, Inc.	508,970	29,158,891
Francesca's Holdings Corp. (a)(d)	141,202	1,790,441
Genesco, Inc. (a)(d)	85,030	6,918,891
GNC Holdings, Inc.	314,262	13,896,666
Group 1 Automotive, Inc. (d)	76,502	6,847,694
Guess?, Inc. (d)	204,424	4,634,292
Haverty Furniture Companies, Inc.	67,771	1,427,257
hhgregg, Inc. (a)(d)	51,212	325,196
Hibbett Sports, Inc. (a)(d)	89,175	4,473,910
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Kirkland's, Inc. (a)	53,316	$ 1,158,024
Lithia Motors, Inc. Class A (sub. vtg.)	78,414	5,764,213
Lumber Liquidators Holdings, Inc. (a)(d)	93,069	5,918,258
MarineMax, Inc. (a)(d)	91,255	1,689,130
Mattress Firm Holding Corp. (a)(d)	54,318	3,858,208
Michaels Companies, Inc.	48,888	1,176,245
Monro Muffler Brake, Inc. (d)	102,892	5,637,453
Murphy U.S.A., Inc. (a)(d)	154,314	9,832,888
New York & Co., Inc. (a)	101,159	278,187
Office Depot, Inc. (a)(d)	1,667,956	11,058,548
Outerwall, Inc. (a)(d)	69,070	4,854,240
Pacific Sunwear of California, Inc. (a)	152,515	256,225
Penske Automotive Group, Inc.	149,572	7,082,234
Perfumania Holdings, Inc. (a)	10,679	65,569
Pier 1 Imports, Inc. (d)	346,476	4,781,369
RadioShack Corp. (a)(d)	360,003	295,202
Rent-A-Center, Inc. (d)	184,904	6,379,188
Restoration Hardware Holdings, Inc. (a)(d)	114,743	9,692,341
Sally Beauty Holdings, Inc. (a)	475,654	15,054,449
Sears Hometown & Outlet Stores, Inc. (a)(d)	48,309	634,297
Select Comfort Corp. (a)	199,194	5,246,770
Shoe Carnival, Inc.	52,398	1,061,583
Signet Jewelers Ltd.	276,774	36,246,323
Sonic Automotive, Inc. Class A (sub. vtg.)	125,757	3,243,273
Sportsman's Warehouse Holdings, Inc. (d)	30,460	214,743
Stage Stores, Inc. (d)	107,717	2,207,121
Stein Mart, Inc.	98,915	1,404,593
Systemax, Inc. (a)	32,691	422,368
Tandy Leather Factory, Inc.	3,074	28,650
The Buckle, Inc. (d)	98,501	5,042,266
The Cato Corp. Class A (sub. vtg.) (d)	93,688	3,758,763
The Children's Place Retail Stores, Inc. (d)	76,274	4,275,920
The Container Store Group, Inc. (d)	43,525	947,975
The Men's Wearhouse, Inc.	159,656	7,459,128
The Pep Boys - Manny, Moe & Jack (a)(d)	186,870	1,820,114
Tile Shop Holdings, Inc. (a)(d)	81,131	809,687
Tilly's, Inc. (a)(d)	34,668	258,970
Trans World Entertainment Corp.	29,120	94,058
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	222,067	28,089,255
Vitamin Shoppe, Inc. (a)(d)	106,125	5,079,143
West Marine, Inc. (a)	43,561	476,122
Wet Seal, Inc. Class A (a)(d)	314,133	100,523
Williams-Sonoma, Inc.	303,217	22,607,860
Winmark Corp.	7,287	588,571
Zumiez, Inc. (a)(d)	76,306	2,729,466
		469,122,126

	Shares	Value
Textiles, Apparel & Luxury Goods - 1.1%
American Apparel, Inc. (a)(d)	471,454	$ 289,944
Carter's, Inc.	183,967	15,307,894
Charles & Colvard Ltd. (a)(d)	45,090	72,144
Cherokee, Inc.	28,809	517,122
Columbia Sportswear Co.	90,872	4,093,784
Crocs, Inc. (a)(d)	301,863	4,008,741
Crown Crafts, Inc.	2,227	16,547
Culp, Inc.	24,215	453,789
Deckers Outdoor Corp. (a)(d)	119,905	11,597,212
Delta Apparel, Inc. (a)	17,128	184,982
DGSE Companies, Inc. (a)(d)	6,929	9,354
Forward Industries, Inc. (NY Shares) (a)(d)	18,823	20,705
G-III Apparel Group Ltd. (a)	59,006	5,221,441
Hanesbrands, Inc.	341,491	39,517,339
Iconix Brand Group, Inc. (a)(d)	168,100	6,792,921
Joe's Jeans, Inc. (a)(d)	173,010	103,806
Kate Spade & Co. (a)(d)	428,313	13,718,865
Lakeland Industries, Inc. (a)(d)	25,549	295,091
lululemon athletica, Inc. (a)(d)	369,438	17,803,217
Movado Group, Inc.	64,810	1,861,991
Oxford Industries, Inc.	53,060	3,514,164
Perry Ellis International, Inc. (a)(d)	47,883	1,263,632
Quiksilver, Inc. (a)(d)	451,488	921,036
Rocky Brands, Inc.	24,170	363,517
Sequential Brands Group, Inc. (a)(d)	89,002	1,096,505
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	137,965	8,472,431
Steven Madden Ltd. (a)(d)	204,549	6,975,121
Superior Uniform Group, Inc.	8,889	215,292
Tumi Holdings, Inc. (a)(d)	172,727	3,780,994
Unifi, Inc. (a)(d)	51,404	1,463,986
Vera Bradley, Inc. (a)(d)	83,488	1,919,389
Vince Holding Corp. (d)	49,419	1,834,927
Wolverine World Wide, Inc. (d)	344,817	10,520,367
		164,228,250
TOTAL CONSUMER DISCRETIONARY		2,542,998,106
CONSUMER STAPLES - 3.0%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	30,146	7,927,494
Castle Brands, Inc. (a)(d)	356,392	588,047
Coca-Cola Bottling Co. Consolidated	16,170	1,529,035
Craft Brew Alliance, Inc. (a)(d)	36,075	488,456
Crystal Rock Holdings, Inc. (a)	4,384	3,156
MGP Ingredients, Inc.	43,868	652,756
National Beverage Corp. (a)	48,005	1,206,846
Primo Water Corp. (a)	66,688	292,093
REED'S, Inc. (a)	27,179	176,935
		12,864,818
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.6%
Andersons, Inc. (d)	90,564	$ 4,894,079
Casey's General Stores, Inc.	127,602	10,682,839
Chefs' Warehouse Holdings (a)(d)	70,559	1,215,026
Fairway Group Holdings Corp. (a)(d)	95,758	355,262
Fresh Market, Inc. (a)(d)	144,500	5,918,720
Ingles Markets, Inc. Class A	40,864	1,109,049
Liberator Medical Holdings, Inc. (d)	150,045	420,126
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	32,577	732,331
Pantry, Inc. (a)	91,715	2,435,033
PriceSmart, Inc. (d)	61,452	5,958,386
Rite Aid Corp. (a)	3,094,766	16,959,318
Roundy's, Inc. (d)	124,193	500,498
SpartanNash Co.	132,984	3,102,517
Sprouts Farmers Market LLC (a)(d)	422,162	13,420,530
SUPERVALU, Inc. (a)(d)	672,397	6,293,636
United Natural Foods, Inc. (a)(d)	171,372	12,885,461
Village Super Market, Inc. Class A	16,827	404,016
Weis Markets, Inc.	43,260	1,995,151
		89,281,978
Food Products - 1.5%
Alico, Inc.	8,218	293,794
B&G Foods, Inc. Class A (d)	188,544	5,396,129
Boulder Brands, Inc. (a)(d)	196,281	2,119,835
Bunge Ltd.	505,875	45,918,274
Cal-Maine Foods, Inc. (d)	110,514	4,628,326
Calavo Growers, Inc.	46,992	2,017,836
Chiquita Brands International, Inc. (a)	172,878	2,499,816
Coffee Holding Co., Inc. (a)(d)	9,926	56,578
Darling International, Inc. (a)(d)	554,618	10,315,895
Dean Foods Co.	326,451	5,565,990
Diamond Foods, Inc. (a)(d)	80,897	2,409,922
Farmer Brothers Co. (a)	24,606	701,763
Flowers Foods, Inc.	619,092	12,072,294
Fresh Del Monte Produce, Inc.	130,882	4,418,576
Golden Enterprises Ltd.	2,595	9,991
Ingredion, Inc.	256,977	21,388,196
Inventure Foods, Inc. (a)	65,991	911,336
J&J Snack Foods Corp.	52,992	5,566,810
John B. Sanfilippo & Son, Inc.	24,690	1,032,536
Lancaster Colony Corp.	70,760	6,644,364
Lifeway Foods, Inc. (a)(d)	18,911	350,232
Limoneira Co. (d)	37,599	964,414
Omega Protein Corp. (a)	65,292	662,714
Pilgrims Pride Corp. (a)(d)	207,609	6,705,771
Pinnacle Foods, Inc.	318,280	10,831,068
Post Holdings, Inc. (a)(d)	149,368	5,974,720
Rocky Mountain Chocolate Factory, Inc.	3,001	37,903
S&W Seed Co. (a)(d)	38,997	143,509
Sanderson Farms, Inc. (d)	72,669	6,308,396

	Shares	Value
Seaboard Corp. (a)(d)	815	$ 2,811,742
Seneca Foods Corp. Class A (a)	22,104	597,913
Snyders-Lance, Inc.	179,002	5,420,181
The Hain Celestial Group, Inc. (a)(d)	170,692	19,325,748
Tootsie Roll Industries, Inc. (d)	87,006	2,535,355
TreeHouse Foods, Inc. (a)(d)	141,428	11,448,597
WhiteWave Foods Co. (a)	600,949	22,012,762
		230,099,286
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	143,982	1,187,852
Church & Dwight Co., Inc.	457,143	35,067,440
Energizer Holdings, Inc.	215,504	28,019,830
Harbinger Group, Inc. (a)	235,570	3,232,020
Ocean Bio-Chem, Inc.	26,292	95,177
Oil-Dri Corp. of America	15,023	406,372
Orchids Paper Products Co.	28,220	766,455
Spectrum Brands Holdings, Inc.	75,052	6,902,532
WD-40 Co.	50,695	3,857,890
		79,535,568
Personal Products - 0.2%
CCA Industries, Inc. (a)	3,083	9,804
Coty, Inc. Class A (d)	242,905	4,916,397
Cyanotech Corp. (a)(d)	3,808	23,800
Elizabeth Arden, Inc. (a)(d)	90,496	1,572,820
Herbalife Ltd. (d)	238,807	10,328,403
IGI Laboratories, Inc. (a)	96,521	1,010,575
Inter Parfums, Inc.	62,362	1,599,585
LifeVantage Corp. (a)(d)	379,647	512,523
Mannatech, Inc. (a)	4,519	114,105
MediFast, Inc. (a)(d)	48,925	1,443,288
MYOS Corp. (a)	849	6,673
Natural Alternatives International, Inc. (a)	20,104	108,763
Nature's Sunshine Products, Inc.	30,878	460,700
Nu Skin Enterprises, Inc. Class A (d)	205,841	8,604,154
Nutraceutical International Corp. (a)(d)	27,721	587,131
Reliv International, Inc.	10,690	13,149
Revlon, Inc. (a)(d)	46,040	1,517,478
RiceBran Technologies (a)(d)	15,640	63,498
Rock Creek Pharmaceuticals, Inc. (a)(d)	589,710	92,997
Synutra International, Inc. (a)(d)	35,099	186,727
The Female Health Co. (d)	62,402	265,833
United-Guardian, Inc.	6,016	124,110
USANA Health Sciences, Inc. (a)(d)	23,842	2,542,511
		36,105,024
Tobacco - 0.1%
22nd Century Group, Inc. (a)(d)	131,525	257,789
Alliance One International, Inc. (a)	300,348	543,630
Universal Corp. (d)	85,449	3,417,106
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Vapor Corp. (a)(d)	43,151	$ 64,727
Vector Group Ltd. (d)	225,927	4,913,912
		9,197,164
TOTAL CONSUMER STAPLES		457,083,838
ENERGY - 4.5%
Energy Equipment & Services - 1.6%
Aspen Aerogels, Inc. (d)	6,250	50,625
Atwood Oceanics, Inc. (d)	197,793	6,347,177
Basic Energy Services, Inc. (a)	116,415	1,039,586
Bristow Group, Inc.	126,302	8,095,958
C&J Energy Services, Inc. (a)(d)	156,985	2,378,323
Carbo Ceramics, Inc. (d)	68,426	2,602,925
Core Laboratories NV (d)	156,054	20,104,437
Dawson Geophysical Co.	26,710	361,386
Dresser-Rand Group, Inc. (a)	260,745	21,149,027
Dril-Quip, Inc. (a)	140,583	11,211,494
ENGlobal Corp. (a)	49,530	114,414
Enservco Corp. (a)	77,749	161,718
Era Group, Inc. (a)	68,501	1,441,946
Exterran Holdings, Inc. (d)	203,213	6,807,636
Forbes Energy Services Ltd. (a)	27,033	53,796
Forum Energy Technologies, Inc. (a)	221,033	5,307,002
Frank's International NV	110,623	1,989,002
Geospace Technologies Corp. (a)(d)	44,356	1,169,224
Glori Energy, Inc. (a)(d)	52,897	211,588
GreenHunter Energy, Inc. (a)(d)	80,259	87,482
Gulf Island Fabrication, Inc.	43,462	847,944
Gulfmark Offshore, Inc. Class A (d)	86,906	2,263,901
Helix Energy Solutions Group, Inc. (a)(d)	334,224	7,643,703
Hercules Offshore, Inc. (a)(d)	544,655	675,372
Hornbeck Offshore Services, Inc. (a)(d)	114,180	3,030,337
Independence Contract Drilling, Inc. (d)	36,756	253,616
ION Geophysical Corp. (a)(d)	451,417	1,115,000
Key Energy Services, Inc. (a)	445,865	838,226
Matrix Service Co. (a)	89,548	1,891,254
McDermott International, Inc. (a)(d)	814,761	2,892,402
Mitcham Industries, Inc. (a)	40,926	311,856
Natural Gas Services Group, Inc. (a)	42,549	985,435
Newpark Resources, Inc. (a)(d)	318,031	3,329,785
Nuverra Environmental Solutions, Inc. (a)(d)	55,706	508,596
Oceaneering International, Inc.	372,693	23,371,578
Oil States International, Inc. (a)(d)	181,234	9,034,515
Paragon Offshore PLC (d)	286,471	1,039,890
Parker Drilling Co. (a)	419,447	1,489,037
Patterson-UTI Energy, Inc.	495,314	8,762,105
PHI, Inc. (non-vtg.) (a)	41,451	1,720,631
Pioneer Energy Services Corp. (a)	219,417	1,325,279
Profire Energy, Inc. (a)(d)	83,066	277,440

	Shares	Value
RigNet, Inc. (a)	40,802	$ 1,670,842
Rowan Companies PLC	430,000	9,361,100
RPC, Inc. (d)	207,837	2,762,154
SAExploration Holdings, Inc. (a)	4,850	19,885
SEACOR Holdings, Inc. (a)(d)	65,838	4,683,715
Seventy Seven Energy, Inc. (a)	126,000	980,280
Superior Energy Services, Inc. (d)	546,031	10,543,859
Synthesis Energy Systems, Inc. (a)(d)	247,060	227,295
Tesco Corp.	123,272	1,736,902
TETRA Technologies, Inc. (a)(d)	280,815	1,783,175
TGC Industries, Inc. (a)	52,175	139,568
Tidewater, Inc.	175,026	5,410,054
Unit Corp. (a)	151,712	5,798,433
Vantage Drilling Co. (a)(d)	693,926	534,323
Weatherford International Ltd. (a)	2,654,022	34,767,688
Willbros Group, Inc. (a)	147,556	671,380
		245,383,301
Oil, Gas & Consumable Fuels - 2.9%
Abraxas Petroleum Corp. (a)(d)	360,502	1,198,669
Adams Resources & Energy, Inc.	9,909	438,870
Aemetis, Inc. (a)(d)	44,295	247,609
Alon U.S.A. Energy, Inc.	96,661	1,349,388
Alpha Natural Resources, Inc. (a)(d)	760,718	1,582,293
American Eagle Energy Corp. (a)(d)	128,613	120,883
Amyris, Inc. (a)(d)	158,493	437,441
Antero Resources Corp. (a)(d)	165,798	7,779,242
APCO Oil and Gas International, Inc. (a)	54,884	763,985
Approach Resources, Inc. (a)(d)	124,387	1,209,042
Arch Coal, Inc. (d)	713,323	1,583,577
Ardmore Shipping Corp. (d)	59,366	606,127
Barnwell Industries, Inc. (a)	11,298	26,550
Bill Barrett Corp. (a)(d)	182,682	1,850,569
Bonanza Creek Energy, Inc. (a)(d)	108,895	2,964,122
BPZ Energy, Inc. (a)(d)	504,428	302,657
California Resources Corp. (a)	1,144,815	9,215,761
Callon Petroleum Co. (a)(d)	236,458	1,161,009
Carrizo Oil & Gas, Inc. (a)(d)	140,493	5,543,854
Ceres, Inc. (a)	30,062	8,417
Cheniere Energy, Inc. (a)	758,113	50,027,877
Clayton Williams Energy, Inc. (a)(d)	23,257	1,347,511
Clean Energy Fuels Corp. (a)(d)	236,563	1,357,872
Cloud Peak Energy, Inc. (a)	205,532	2,398,558
Cobalt International Energy, Inc. (a)	1,027,106	9,243,954
Comstock Resources, Inc. (d)	152,811	1,353,905
Concho Resources, Inc. (a)(d)	386,341	36,798,980
Contango Oil & Gas Co. (a)(d)	54,222	1,833,246
Continental Resources, Inc. (a)(d)	294,182	12,055,578
CVR Energy, Inc. (d)	58,315	2,713,980
Dakota Plains Holdings, Inc. (a)	66,825	96,829
Delek U.S. Holdings, Inc.	185,089	5,534,161
DHT Holdings, Inc.	294,299	1,845,255
Diamondback Energy, Inc. (a)	192,371	10,849,724
Earthstone Energy, Inc. (a)	4,975	99,500
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Eclipse Resources Corp. (d)	103,011	$ 1,111,489
Emerald Oil, Inc. (a)(d)	203,832	391,357
Energen Corp.	246,693	14,732,506
Energy XXI (Bermuda) Ltd.	316,283	1,268,295
EP Energy Corp. (d)	121,430	1,298,087
Escalera Resources Co. (a)	27,291	30,839
Evolution Petroleum Corp.	91,298	717,602
EXCO Resources, Inc. (d)	572,041	1,681,801
FieldPoint Petroleum Corp. (a)	9,981	27,747
Forest Oil Corp. (a)(d)	500,121	285,069
FX Energy, Inc. (a)(d)	199,058	517,551
Gastar Exploration, Inc. (a)	233,804	689,722
Gevo, Inc. (a)(d)	436,981	192,272
Goodrich Petroleum Corp. (a)(d)	144,969	877,062
Green Plains, Inc.	107,816	3,235,558
Gulfport Energy Corp. (a)	294,402	14,051,807
Halcon Resources Corp. (a)(d)	939,336	2,132,293
Hallador Energy Co.	51,677	563,279
Harvest Natural Resources, Inc. (a)(d)	160,875	357,143
HollyFrontier Corp.	685,302	27,974,028
Houston American Energy Corp. (a)	98,796	21,735
Hyperdynamics Corp. (a)(d)	82,835	110,999
Isramco, Inc. (a)(d)	3,497	475,662
Jones Energy, Inc. (a)(d)	42,997	436,420
Kodiak Oil & Gas Corp. (a)	914,151	6,700,727
Kosmos Energy Ltd. (a)(d)	384,441	3,206,238
Laredo Petroleum Holdings, Inc. (a)(d)	258,167	2,697,845
Lilis Energy, Inc. (a)	37,019	47,755
Lucas Energy, Inc. (a)(d)	25,312	5,900
Magellan Petroleum Corp. (a)	167,574	154,168
Magnum Hunter Resources Corp. (a)(d)	709,293	2,837,172
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	45,510	6,559
Matador Resources Co. (a)(d)	233,487	4,107,036
Memorial Resource Development Corp.	251,306	5,428,210
Mexco Energy Corp. (a)	2,175	13,942
Midstates Petroleum Co., Inc. (a)(d)	160,884	368,424
Miller Energy Resources, Inc. (a)(d)	166,051	385,238
Northern Oil & Gas, Inc. (a)(d)	212,435	1,846,060
Oasis Petroleum, Inc. (a)	334,382	6,145,941
Pacific Ethanol, Inc. (a)(d)	83,671	973,094
Panhandle Royalty Co. Class A	58,682	1,035,150
Par Petroleum Corp. (a)	18,184	273,669
Parsley Energy, Inc. Class A	172,301	2,177,885
PBF Energy, Inc. Class A	298,647	8,439,764
PDC Energy, Inc. (a)(d)	123,643	3,648,705
Peabody Energy Corp. (d)	873,621	8,832,308
Pedevco Corp. (a)	61,846	35,877
Penn Virginia Corp. (a)(d)	246,239	1,263,206
Petroquest Energy, Inc. (a)(d)	221,568	824,233
PostRock Energy Corp. (a)	17,510	10,856

	Shares	Value
PrimeEnergy Corp. (a)	2,251	$ 153,631
Quicksilver Resources, Inc. (a)(d)	660,780	198,895
Renewable Energy Group, Inc. (a)(d)	86,595	824,384
Resolute Energy Corp. (a)(d)	282,032	530,220
Rex American Resources Corp. (a)	20,943	1,325,064
Rex Energy Corp. (a)(d)	201,679	1,415,787
Rice Energy, Inc. (d)	225,775	5,621,798
Ring Energy, Inc. (a)(d)	68,861	658,311
Rosetta Resources, Inc. (a)(d)	210,105	6,181,289
Royale Energy, Inc. (a)(d)	42,889	102,934
RSP Permian, Inc. (a)(d)	134,151	2,919,126
Sanchez Energy Corp. (a)(d)	172,248	1,944,680
SandRidge Energy, Inc. (a)(d)	1,317,935	3,703,397
Saratoga Resources, Inc. (a)(d)	63,209	16,441
SemGroup Corp. Class A	143,550	10,621,265
SM Energy Co.	230,976	10,035,907
Solazyme, Inc. (a)(d)	251,960	579,508
Stone Energy Corp. (a)(d)	189,455	2,993,389
Swift Energy Co. (a)(d)	152,498	686,241
Synergy Resources Corp. (a)(d)	233,774	2,293,323
Syntroleum Corp. (a)(d)	21,880	0
Targa Resources Corp. (d)	99,494	11,356,245
Teekay Corp.	152,081	7,561,467
Tengasco, Inc. (a)	63,216	26,551
TransAtlantic Petroleum Ltd. (a)	79,564	549,787
Triangle Petroleum Corp. (a)(d)	288,021	1,388,261
U.S. Energy Corp. (a)	99,524	165,210
Ultra Petroleum Corp. (a)(d)	529,879	10,518,098
Uranium Energy Corp. (a)(d)	312,425	540,495
Uranium Resources, Inc. (a)(d)	68,380	139,495
VAALCO Energy, Inc. (a)(d)	208,727	1,196,006
Vertex Energy, Inc. (a)(d)	54,529	199,576
W&T Offshore, Inc. (d)	130,520	982,816
Warren Resources, Inc. (a)(d)	299,550	614,078
Western Refining, Inc. (d)	261,213	10,738,466
Westmoreland Coal Co. (a)	53,512	2,008,840
Whiting Petroleum Corp. (a)	409,808	17,117,680
World Fuel Services Corp. (d)	258,430	11,701,710
WPX Energy, Inc. (a)	700,095	9,500,289
Yuma Energy, Inc. (a)	106,091	217,487
ZaZa Energy Corp. (a)(d)	34,587	77,821
Zion Oil & Gas, Inc. (a)(d)	112,487	183,354
		450,182,602
TOTAL ENERGY		695,565,903
FINANCIALS - 22.8%
Banks - 4.6%
1st Source Corp.	47,766	1,457,818
Access National Corp.	26,257	458,972
ACNB Corp. (d)	12,934	260,620
Ameriana Bancorp	2,223	36,680
American National Bankshares, Inc.	26,437	622,591
American River Bankshares (a)	6,816	63,798
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Ameris Bancorp	88,078	$ 2,215,162
AmeriServ Financial, Inc.	14,728	44,331
Ames National Corp. (d)	20,152	475,789
Arrow Financial Corp.	41,276	1,067,810
Associated Banc-Corp.	515,967	9,535,070
Auburn National Bancorp., Inc.	3,534	81,459
Banc of California, Inc.	81,825	900,075
BancFirst Corp.	28,924	1,851,425
Bancorp, Inc., Delaware (a)(d)	154,431	1,383,702
BancorpSouth, Inc.	313,771	6,868,447
Bank of Hawaii Corp.	151,832	8,750,078
Bank of Kentucky Financial Corp.	22,131	1,031,526
Bank of Marin Bancorp	15,657	795,376
Bank of the Ozarks, Inc. (d)	228,455	8,270,071
BankUnited, Inc.	343,972	10,387,954
Bankwell Financial Group, Inc. (a)(d)	9,668	183,789
Banner Bank	75,557	3,112,193
Bar Harbor Bankshares	22,746	693,526
Baylake Corp.	26,171	323,212
BBCN Bancorp, Inc.	312,040	4,343,597
BCB Bancorp, Inc.	9,297	114,911
Blue Hills Bancorp, Inc. (a)	97,639	1,290,788
BNC Bancorp	94,624	1,605,769
BOK Financial Corp.	76,502	4,930,554
Boston Private Financial Holdings, Inc.	288,220	3,677,687
Bridge Bancorp, Inc.	41,995	1,070,453
Bridge Capital Holdings (a)	35,946	828,196
Bryn Mawr Bank Corp.	44,015	1,295,361
BSB Bancorp, Inc. (a)	25,445	480,911
C & F Financial Corp.	11,407	449,778
C1 Financial, Inc. (d)	4,158	75,800
Camden National Corp.	25,292	914,053
Capital Bank Financial Corp.:
rights (a)	10,774	0
Series A (a)(d)	161,353	4,090,299
Capital City Bank Group, Inc.	33,531	484,858
Cardinal Financial Corp.	114,667	2,094,966
Cascade Bancorp (a)	100,336	489,640
Cathay General Bancorp	256,474	6,509,310
Centerstate Banks of Florida, Inc.	161,668	1,807,448
Central Pacific Financial Corp.	85,592	1,638,231
Central Valley Community Bancorp	14,885	156,293
Century Bancorp, Inc. Class A (non-vtg.)	7,814	304,121
Chemical Financial Corp.	114,671	3,322,019
Chemung Financial Corp.	11,097	307,942
CIT Group, Inc.	630,339	30,760,543
Citizens & Northern Corp.	39,637	771,732
Citizens Holding Co.	2,280	42,910
City Holding Co. (d)	63,236	2,765,310
City National Corp.	169,112	13,053,755
CNB Financial Corp., Pennsylvania	41,369	730,577

	Shares	Value
CoBiz, Inc.	133,405	$ 1,531,489
Codorus Valley Bancorp, Inc.	2,279	45,124
Colony Bankcorp, Inc. (a)	4,518	35,376
Columbia Banking Systems, Inc.	193,061	5,303,386
Commerce Bancshares, Inc.	269,055	11,520,935
Community Bank System, Inc. (d)	119,121	4,406,286
Community Trust Bancorp, Inc.	65,799	2,380,608
CommunityOne Bancorp (a)(d)	22,848	238,076
ConnectOne Bancorp, Inc.	69,265	1,280,017
CU Bancorp (a)(d)	30,694	601,602
Cullen/Frost Bankers, Inc.	168,907	12,610,597
CVB Financial Corp. (d)	323,112	4,901,609
Eagle Bancorp, Inc. (a)(d)	81,397	2,793,545
East West Bancorp, Inc.	474,391	17,443,357
Eastern Virginia Bankshares, Inc. (a)	8,987	58,146
Enterprise Bancorp, Inc.	21,548	503,792
Enterprise Financial Services Corp.	58,302	1,107,738
Farmers Capital Bank Corp. (a)	28,648	652,888
Farmers National Banc Corp. (d)	58,124	490,567
Fidelity Southern Corp.	55,442	847,154
Financial Institutions, Inc.	39,884	945,650
First Bancorp, North Carolina	71,380	1,219,170
First Bancorp, Puerto Rico (a)	397,950	2,041,484
First Busey Corp.	275,094	1,801,866
First Citizen Bancshares, Inc.	23,375	5,927,900
First Commonwealth Financial Corp.	367,622	3,338,008
First Community Bancshares, Inc.	54,521	842,895
First Community Corp.	800	8,568
First Connecticut Bancorp, Inc.	47,822	715,417
First Financial Bancorp, Ohio	253,298	4,485,908
First Financial Bankshares, Inc. (d)	226,674	6,838,755
First Financial Corp., Indiana	40,964	1,371,065
First Financial Service Corp. (a)	745	2,689
First Horizon National Corp.	799,184	10,197,588
First Internet Bancorp	14,356	254,963
First Interstate Bancsystem, Inc.	80,392	2,260,623
First Merchants Corp.	134,492	2,884,853
First Midwest Bancorp, Inc., Delaware	234,637	3,925,477
First Niagara Financial Group, Inc.	1,212,732	9,908,020
First of Long Island Corp.	40,010	1,011,453
First Republic Bank	422,883	21,791,161
First Security Group, Inc. (a)	151,343	302,686
First South Bancorp, Inc., Virginia	39,689	317,909
First United Corp. (a)	14,602	125,869
FirstMerit Corp.	583,090	10,431,480
Flushing Financial Corp.	108,236	2,080,296
FNB Corp., Pennsylvania	596,016	7,503,841
Fulton Financial Corp.	674,238	8,050,402
German American Bancorp, Inc.	43,959	1,242,281
Glacier Bancorp, Inc.	275,523	7,543,820
Great Southern Bancorp, Inc.	33,740	1,257,827
Guaranty Bancorp	48,684	721,497
Hampton Roads Bankshares, Inc. (a)(d)	275,254	443,159
Hancock Holding Co.	252,835	8,270,233
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Hanmi Financial Corp.	118,757	$ 2,387,016
Hawthorn Bancshares, Inc.	7,268	103,569
Heartland Financial U.S.A., Inc.	47,247	1,184,482
Heritage Commerce Corp.	72,226	595,142
Heritage Financial Corp., Washington	90,548	1,532,978
Heritage Oaks Bancorp	85,288	620,044
Home Bancshares, Inc.	188,755	5,977,871
HomeTrust Bancshares, Inc. (a)	82,069	1,284,380
Horizon Bancorp Industries	17,534	427,304
Hudson Valley Holding Corp.	59,204	1,481,284
IBERIABANK Corp.	111,994	7,315,448
Independent Bank Corp.	91,901	1,116,597
Independent Bank Corp., Massachusetts (d)	97,956	3,881,996
Independent Bank Group, Inc.	20,676	887,000
International Bancshares Corp.	210,616	5,374,920
Intervest Bancshares Corp. Class A	72,208	714,137
Investors Bancorp, Inc.	1,166,274	12,607,422
Lakeland Bancorp, Inc. (d)	126,514	1,395,449
Lakeland Financial Corp. (d)	64,211	2,542,113
LCNB Corp. (d)	22,903	330,948
LNB Bancorp, Inc.	20,349	325,177
Macatawa Bank Corp.	68,107	344,621
MainSource Financial Group, Inc.	64,014	1,140,729
MB Financial, Inc. (d)	245,280	7,726,320
MBT Financial Corp. (a)	19,435	95,232
Mercantile Bank Corp.	49,037	940,039
Merchants Bancshares, Inc.	19,984	569,744
Metro Bancorp, Inc. (a)	42,825	1,072,766
Middleburg Financial Corp.	14,592	268,493
Midsouth Bancorp, Inc.	28,911	512,014
MidWestOne Financial Group, Inc.	23,222	638,837
Monarch Financial Holdings, Inc.	13,554	182,708
MutualFirst Financial, Inc.	10,822	231,050
National Bank Holdings Corp.	165,480	3,182,180
National Bankshares, Inc. (d)	22,639	679,849
National Penn Bancshares, Inc. (d)	424,840	4,333,368
NBT Bancorp, Inc.	184,680	4,489,571
NewBridge Bancorp (a)	77,715	627,937
Northeast Bancorp	20,002	182,018
Northrim Bancorp, Inc.	21,894	599,020
Norwood Financial Corp.	3,693	107,836
OFG Bancorp (d)	179,793	2,686,107
Ohio Valley Banc Corp.	8,415	200,277
Old National Bancorp, Indiana	387,022	5,495,712
Old Point Financial Corp.	1,505	21,175
Old Second Bancorp, Inc. (a)	74,777	352,947
OmniAmerican Bancorp, Inc.	40,042	1,075,929
Opus Bank (d)	17,342	466,326
Orrstown Financial Services, Inc. (a)	18,291	306,740
Pacific Continental Corp.	67,248	932,057

	Shares	Value
Pacific Mercantile Bancorp (a)	34,281	$ 233,111
Pacific Premier Bancorp, Inc. (a)	43,054	684,989
PacWest Bancorp	326,656	15,189,504
Park National Corp. (d)	56,417	4,594,600
Park Sterling Corp.	156,309	1,116,046
Patriot National Bancorp, Inc. (a)	14,022	24,819
Peapack-Gladstone Financial Corp.	31,881	565,569
Penns Woods Bancorp, Inc.	11,224	498,346
Peoples Bancorp of North Carolina	1,842	33,156
Peoples Bancorp, Inc.	40,380	977,600
Peoples Financial Corp., Mississippi	7,232	91,991
Peoples Financial Services Corp. (d)	24,825	1,185,890
Pinnacle Financial Partners, Inc. (d)	125,214	4,716,811
Popular, Inc. (a)	360,656	11,771,812
Porter Bancorp, Inc. (a)	3,733	2,426
Preferred Bank, Los Angeles	45,620	1,164,222
Premier Financial Bancorp, Inc.	10,929	172,569
PrivateBancorp, Inc.	237,128	7,457,676
Prosperity Bancshares, Inc.	204,652	11,497,349
QCR Holdings, Inc.	6,005	107,189
Renasant Corp. (d)	118,996	3,353,307
Republic Bancorp, Inc., Kentucky Class A	38,600	876,606
Republic First Bancorp, Inc. (a)(d)	79,032	299,531
Royal Bancshares of Pennsylvania, Inc. Class A (a)	13,408	22,794
S&T Bancorp, Inc.	100,024	2,748,660
Sandy Spring Bancorp, Inc.	94,804	2,253,491
SB Financial Group, Inc.	532	4,932
Seacoast Banking Corp., Florida (a)	75,186	953,358
ServisFirst Bancshares, Inc.	6,064	191,622
Shore Bancshares, Inc. (a)	30,383	286,816
Sierra Bancorp	34,690	550,530
Signature Bank (a)	169,241	20,523,856
Simmons First National Corp. Class A	62,615	2,534,029
South State Corp. (d)	90,169	5,584,166
Southern National Bancorp of Virginia, Inc.	12,282	143,945
Southside Bancshares, Inc.	69,590	2,249,845
Southwest Bancorp, Inc., Oklahoma	58,607	990,458
Square 1 Financial, Inc. Class A (d)	24,153	516,391
State Bank Financial Corp.	129,459	2,407,937
Sterling Bancorp (d)	304,891	4,079,442
Stock Yards Bancorp, Inc.	39,985	1,251,131
Stonegate Bank	4,823	132,681
Suffolk Bancorp	39,970	826,979
Summit Financial Group, Inc. (a)	1,800	20,664
Sun Bancorp, Inc. (a)	31,777	589,463
Susquehanna Bancshares, Inc.	634,995	8,362,884
SVB Financial Group (a)	172,062	18,092,319
Synovus Financial Corp.	483,132	12,484,131
TCF Financial Corp.	594,606	9,228,285
Texas Capital Bancshares, Inc. (a)(d)	156,778	8,643,171
The First Bancorp, Inc.	27,026	472,144
Tompkins Financial Corp.	43,997	2,157,613
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
TowneBank (d)	106,091	$ 1,528,771
Trico Bancshares	69,420	1,722,310
Trustmark Corp.	245,441	5,728,593
Two River Bancorp	1,393	11,729
UMB Financial Corp.	136,671	7,583,874
Umpqua Holdings Corp. (d)	746,301	12,679,654
Union Bankshares Corp.	176,041	4,055,985
Union Bankshares, Inc.	388	9,312
United Bancorp, Inc.	370	3,038
United Bankshares, Inc., West Virginia (d)	234,880	8,197,312
United Community Bank, Inc.	171,185	3,012,856
United Security Bancshares, Inc.	8,545	73,060
United Security Bancshares, California	8,029	42,795
Unity Bancorp, Inc.	1,158	10,712
Univest Corp. of Pennsylvania	62,178	1,206,253
Valley National Bancorp (d)	797,775	7,770,329
ViewPoint Financial Group	145,930	3,478,971
Washington Trust Bancorp, Inc.	50,597	1,831,105
Webster Financial Corp. (d)	285,436	8,982,671
WesBanco, Inc.	112,373	3,731,907
West Bancorp., Inc.	44,497	695,043
Westamerica Bancorp. (d)	98,932	4,808,095
Westbury Bancorp, Inc. (a)	15,948	240,815
Western Alliance Bancorp. (a)	282,786	7,474,034
Wilshire Bancorp, Inc.	277,189	2,655,471
Wintrust Financial Corp.	166,487	7,440,304
Xenith Bankshares, Inc. (a)	17,541	114,017
Yadkin Financial Corp. (a)	62,422	1,186,642
		712,837,784
Capital Markets - 1.6%
Arlington Asset Investment Corp. (d)	76,237	2,123,200
Artisan Partners Asset Management, Inc. (d)	109,529	5,668,126
Ashford, Inc. (a)	3,116	370,025
BGC Partners, Inc. Class A	622,108	5,418,561
Calamos Asset Management, Inc. Class A	63,145	851,826
CIFI Corp.	13,714	121,232
Cohen & Steers, Inc.	64,487	2,790,352
Cowen Group, Inc. Class A (a)(d)	378,186	1,603,509
Diamond Hill Investment Group, Inc.	8,492	1,152,195
Eaton Vance Corp. (non-vtg.) (d)	403,127	16,846,677
Evercore Partners, Inc. Class A	124,170	6,270,585
FBR & Co. (a)	26,466	660,062
Federated Investors, Inc. Class B (non-vtg.) (d)	332,357	10,449,304
Financial Engines, Inc. (d)	192,339	6,285,639
FXCM, Inc. Class A (d)	170,833	2,750,411
GAMCO Investors, Inc. Class A	14,987	1,291,280
GFI Group, Inc.	245,607	1,223,123

	Shares	Value
Greenhill & Co., Inc.	95,769	$ 4,244,482
HFF, Inc.	130,483	4,499,054
Institutional Financial Markets, Inc.	16,813	28,918
INTL FCStone, Inc. (a)(d)	53,143	937,974
Investment Technology Group, Inc. (a)	123,406	2,437,269
Janus Capital Group, Inc. (d)	520,876	8,188,171
JMP Group, Inc.	44,707	325,914
KCG Holdings, Inc. Class A (a)	337,844	3,729,798
Ladenburg Thalmann Financial Services, Inc. (a)(d)	381,736	1,274,998
LPL Financial	252,978	10,794,571
Manning & Napier, Inc. Class A	49,011	750,358
Marcus & Millichap, Inc.	40,476	1,255,970
Moelis & Co. Class A (d)	45,896	1,479,228
NorthStar Asset Management Group, Inc.	644,146	13,494,859
Oppenheimer Holdings, Inc. Class A (non-vtg.)	35,627	815,502
Piper Jaffray Companies (a)(d)	58,981	3,385,509
Pzena Investment Management, Inc.	50,731	439,838
Raymond James Financial, Inc.	418,914	23,584,858
RCS Capital Corp. Class A (d)	117,302	1,167,155
Safeguard Scientifics, Inc. (a)(d)	76,767	1,491,583
SEI Investments Co.	471,412	18,682,058
Silvercrest Asset Management Group Class A	16,670	239,215
Stifel Financial Corp. (a)(d)	203,928	9,896,626
SWS Group, Inc. (a)(d)	96,417	673,955
TD Ameritrade Holding Corp.	895,077	30,978,615
U.S. Global Investments, Inc. Class A	36,632	112,460
Vector Capital Corp. rights (a)	49,572	1
Virtus Investment Partners, Inc.	25,323	3,899,742
Waddell & Reed Financial, Inc. Class A	287,653	13,830,356
Walter Investment Management Corp. (a)(d)	132,164	2,463,537
Westwood Holdings Group, Inc.	23,724	1,413,713
WisdomTree Investments, Inc. (d)	418,183	6,352,200
		238,744,594
Consumer Finance - 0.5%
Ally Financial, Inc. (a)	314,828	7,486,610
Asta Funding, Inc. (a)	27,914	238,665
Atlanticus Holdings Corp. (a)(d)	33,601	80,642
Cash America International, Inc.	101,875	2,486,769
Consumer Portfolio Services, Inc. (a)	59,546	435,877
Credit Acceptance Corp. (a)(d)	34,012	5,093,297
Encore Capital Group, Inc. (a)(d)	79,228	3,399,673
Enova International, Inc. (a)	93,215	2,143,013
EZCORP, Inc. (non-vtg.) Class A (a)(d)	197,585	2,151,701
First Cash Financial Services, Inc. (a)(d)	101,068	5,839,709
First Marblehead Corp. (a)(d)	22,462	35,490
Green Dot Corp. Class A (a)(d)	120,218	2,645,998
Imperial Holdings, Inc. (a)(d)	65,789	435,523
J.G. Wentworth Co. (d)	45,695	435,473
Nelnet, Inc. Class A	66,911	3,067,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Nicholas Financial, Inc. (a)	73,640	$ 914,609
PRA Group, Inc. (a)(d)	173,477	10,151,874
QC Holdings, Inc.	15,915	28,806
Regional Management Corp. (a)	42,651	578,348
Santander Consumer U.S.A. Holdings, Inc. (d)	309,789	5,758,978
SLM Corp.	1,451,322	14,048,797
Springleaf Holdings, Inc. (a)(d)	85,008	3,370,567
Synchrony Financial (a)	367,769	10,668,979
World Acceptance Corp. (a)(d)	35,872	2,738,110
		84,234,708
Diversified Financial Services - 0.6%
California First National Bancorp	1,545	21,893
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	303,425	18,178,192
Gain Capital Holdings, Inc.	57,053	504,349
Interactive Brokers Group, Inc.	185,046	5,055,457
Life Partners Holdings, Inc.	51,198	72,701
MarketAxess Holdings, Inc.	137,191	8,995,614
Marlin Business Services Corp.	30,461	567,793
MicroFinancial, Inc.	30,135	261,572
MSCI, Inc. Class A	405,489	19,609,448
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	80,504	904,865
PHH Corp. (a)(d)	182,360	4,223,458
PICO Holdings, Inc. (a)	85,950	1,574,604
Resource America, Inc. Class A	42,686	378,625
TPG Specialty Lending, Inc.	104,911	1,872,661
Voya Financial, Inc.	678,635	28,421,234
		90,642,466
Insurance - 4.3%
1347 Property Insurance Holdings, Inc.	6,993	54,545
Alleghany Corp. (a)	56,860	25,958,864
Allied World Assurance Co.	344,037	12,970,195
AMBAC Financial Group, Inc. (a)	152,251	3,739,285
American Equity Investment Life Holding Co. (d)	258,183	6,970,941
American Financial Group, Inc.	240,303	14,511,898
American National Insurance Co.	20,273	2,326,935
Amerisafe, Inc.	64,594	2,692,924
Amtrust Financial Services, Inc. (d)	99,514	5,107,058
Arch Capital Group Ltd. (a)	436,665	25,029,638
Argo Group International Holdings, Ltd.	94,402	5,328,049
Arthur J. Gallagher & Co.	536,078	25,704,940
Aspen Insurance Holdings Ltd.	222,410	9,837,194
Assured Guaranty Ltd.	618,071	15,797,895
Axis Capital Holdings Ltd.	331,471	16,590,124
Baldwin & Lyons, Inc. Class B	22,012	562,407
Blue Capital Reinsurance Holdings Ltd.	20,513	351,593
Brown & Brown, Inc.	409,155	13,174,791
Citizens, Inc. Class A (a)(d)	139,186	1,014,666

	Shares	Value
CNA Financial Corp.	96,992	$ 3,755,530
CNO Financial Group, Inc.	750,966	13,021,750
Crawford & Co. Class B	78,389	703,149
Donegal Group, Inc. Class A	26,385	413,453
eHealth, Inc. (a)(d)	71,274	1,843,858
EMC Insurance Group	15,559	463,191
Employers Holdings, Inc.	112,132	2,274,037
Endurance Specialty Holdings Ltd.	150,695	8,887,991
Enstar Group Ltd. (a)	39,120	5,709,564
Erie Indemnity Co. Class A (d)	90,767	7,917,605
Everest Re Group Ltd.	160,368	28,126,944
FBL Financial Group, Inc. Class A	39,936	2,053,110
Federated National Holding Co.	50,478	1,275,074
Fidelity & Guaranty Life	39,896	998,597
First Acceptance Corp. (a)	24,679	62,931
First American Financial Corp. (d)	374,094	11,974,749
FNF Group	951,180	30,818,232
FNFV Group (a)	316,089	4,510,590
Fortegra Financial Corp. (a)	15,197	150,602
Global Indemnity PLC (a)(d)	37,631	1,012,650
Greenlight Capital Re, Ltd. (a)	101,968	3,214,031
Hallmark Financial Services, Inc. (a)	35,535	418,958
Hanover Insurance Group, Inc.	149,874	10,683,019
HCC Insurance Holdings, Inc.	353,829	18,777,705
HCI Group, Inc.	31,967	1,292,426
Health Insurance Innovations, Inc. (a)(d)	19,782	145,398
Heritage Insurance Holdings, Inc.	3,527	61,193
Hilltop Holdings, Inc. (a)(d)	234,294	4,774,912
Horace Mann Educators Corp.	145,844	4,564,917
Independence Holding Co.	14,261	196,659
Infinity Property & Casualty Corp.	40,020	2,907,853
Investors Title Co.	3,760	272,224
Kansas City Life Insurance Co.	10,866	517,330
Kemper Corp.	177,471	6,257,627
Maiden Holdings Ltd. (d)	199,442	2,604,713
Markel Corp. (a)(d)	48,651	33,899,044
MBIA, Inc. (a)	486,271	5,018,317
Meadowbrook Insurance Group, Inc.	152,822	930,686
Mercury General Corp.	134,838	7,437,664
Montpelier Re Holdings Ltd. (d)	152,603	5,196,132
National General Holdings Corp. (d)	207,570	3,891,938
National Interstate Corp.	62,455	1,788,087
National Western Life Insurance Co. Class A	7,764	1,994,183
Navigators Group, Inc. (a)	39,815	2,908,486
Old Republic International Corp.	819,107	12,393,089
OneBeacon Insurance Group Ltd.	70,626	1,124,366
PartnerRe Ltd.	157,162	18,310,945
Phoenix Companies, Inc. (a)	19,856	1,208,238
Platinum Underwriters Holdings Ltd.	84,991	6,303,782
Primerica, Inc.	191,894	10,061,002
ProAssurance Corp.	196,253	8,849,048
Protective Life Corp.	261,707	18,243,595
Reinsurance Group of America, Inc.	232,352	19,917,213
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
RenaissanceRe Holdings Ltd.	137,346	$ 13,448,920
RLI Corp.	121,598	5,584,996
Safety Insurance Group, Inc.	47,297	2,815,117
Selective Insurance Group, Inc.	202,333	5,416,454
StanCorp Financial Group, Inc.	147,970	9,780,817
State Auto Financial Corp.	54,543	1,073,406
Stewart Information Services Corp.	72,916	2,587,789
Symetra Financial Corp.	339,358	7,689,852
Third Point Reinsurance Ltd. (a)	102,407	1,516,648
United Fire Group, Inc.	77,762	2,167,227
United Insurance Holdings Corp.	69,881	1,310,269
Universal Insurance Holdings, Inc.	110,087	2,135,688
Validus Holdings Ltd.	309,664	12,851,056
W.R. Berkley Corp.	363,501	18,989,292
White Mountains Insurance Group Ltd.	19,596	12,419,357
Willis Group Holdings PLC	613,134	26,186,953
		655,836,170
Real Estate Investment Trusts - 9.5%
Acadia Realty Trust (SBI) (d)	215,246	6,879,262
AG Mortgage Investment Trust, Inc.	104,641	2,066,660
Agree Realty Corp.	60,680	1,869,551
Alexanders, Inc.	10,150	4,081,417
Alexandria Real Estate Equities, Inc.	241,982	20,791,093
Altisource Residential Corp. Class B	222,030	4,502,768
American Assets Trust, Inc.	122,663	4,820,656
American Campus Communities, Inc.	360,525	14,421,000
American Capital Agency Corp.	1,207,866	27,871,508
American Capital Mortgage Investment Corp.	184,016	3,693,201
American Homes 4 Rent Class A	476,549	8,196,643
American Realty Capital Properties, Inc.	3,109,166	29,226,160
American Residential Properties, Inc. (a)(d)	80,046	1,422,417
AmREIT, Inc. Class B	69,595	1,853,315
Annaly Capital Management, Inc. (d)	3,265,755	37,621,498
Anworth Mortgage Asset Corp.	536,989	2,899,741
Apollo Commercial Real Estate Finance, Inc. (d)	146,411	2,442,135
Apollo Residential Mortgage, Inc.	117,920	1,948,038
Arbor Realty Trust, Inc.	159,363	1,101,198
Ares Commercial Real Estate Corp.	140,190	1,675,271
Armada Hoffler Properties, Inc.	96,747	918,129
Armour Residential REIT, Inc. (d)	1,242,005	4,881,080
Ashford Hospitality Prime, Inc.	78,746	1,381,992
Ashford Hospitality Trust, Inc. (d)	271,173	2,841,893
Associated Estates Realty Corp.	212,311	4,760,013
Aviv REIT, Inc.	97,174	3,274,764
BioMed Realty Trust, Inc.	624,919	13,404,513
Blackstone Mortgage Trust, Inc.	193,721	5,532,672
Bluerock Residental Growth (REIT), Inc.	24,008	308,503
Brandywine Realty Trust (SBI)	603,165	9,324,931

	Shares	Value
Brixmor Property Group, Inc.	466,633	$ 11,283,186
BRT Realty Trust (a)	19,090	137,830
Camden Property Trust (SBI)	298,689	22,903,473
Campus Crest Communities, Inc. (d)	230,994	1,774,034
Capstead Mortgage Corp. (d)	334,305	4,349,308
CareTrust (REIT), Inc.	79,489	1,285,337
CatchMark Timber Trust, Inc.	118,399	1,314,229
CBL & Associates Properties, Inc.	582,546	11,330,520
Cedar Shopping Centers, Inc.	274,659	1,864,935
Chambers Street Properties (d)	831,672	6,661,693
Chatham Lodging Trust	113,520	3,037,795
Cherry Hill Mortgage Investment Corp.	38,323	724,305
Chesapeake Lodging Trust	187,449	6,347,023
Chimera Investment Corp.	3,537,691	11,957,396
CIM Commercial Trust Corp. (d)	9,151	167,372
City Office (REIT), Inc.	27,756	367,767
Colony Financial, Inc. (d)	369,571	9,072,968
Columbia Property Trust, Inc.	433,935	10,935,162
Coresite Realty Corp. (d)	84,236	3,206,022
Corporate Office Properties Trust (SBI)	317,382	8,921,608
Corrections Corp. of America	400,060	14,502,175
Cousins Properties, Inc.	693,360	8,486,726
CubeSmart	553,217	11,916,294
CyrusOne, Inc.	129,278	3,548,681
CYS Investments, Inc. (d)	568,403	5,246,360
DCT Industrial Trust, Inc.	261,217	8,915,336
DDR Corp. (d)	970,023	17,780,522
DiamondRock Hospitality Co.	683,140	10,199,280
Digital Realty Trust, Inc.	467,993	32,885,868
Douglas Emmett, Inc. (d)	446,745	12,437,381
Duke Realty LP	1,110,574	21,589,559
DuPont Fabros Technology, Inc. (d)	226,166	7,370,750
Dynex Capital, Inc.	183,075	1,574,445
EastGroup Properties, Inc. (d)	104,946	7,054,470
Education Realty Trust, Inc.	468,984	5,458,974
Ellington Residential Mortgage REIT	20,297	362,910
Empire State Realty Trust, Inc. (d)	332,535	5,573,287
EPR Properties	193,231	10,819,004
Equity Commonwealth	415,509	10,566,394
Equity Lifestyle Properties, Inc.	283,636	14,071,182
Equity One, Inc.	218,595	5,296,557
Excel Trust, Inc.	185,850	2,436,494
Extra Space Storage, Inc.	371,732	22,032,556
Federal Realty Investment Trust (SBI) (d)	224,866	29,830,724
FelCor Lodging Trust, Inc.	419,629	4,372,534
First Industrial Realty Trust, Inc.	358,978	7,125,713
First Potomac Realty Trust	225,311	2,789,350
Five Oaks Investment Corp.	54,576	610,705
Franklin Street Properties Corp.	346,071	4,159,773
Gaming & Leisure Properties	307,225	9,800,478
Getty Realty Corp. (d)	115,379	2,090,667
Gladstone Commercial Corp.	58,842	1,040,327
Glimcher Realty Trust	521,855	7,180,725
Government Properties Income Trust (d)	234,881	5,336,496
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Gramercy Property Trust, Inc. (d)	339,546	$ 2,003,321
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (d)	82,533	1,162,890
Hatteras Financial Corp.	327,863	6,281,855
Healthcare Realty Trust, Inc.	340,996	9,005,704
Healthcare Trust of America, Inc.	744,369	9,498,148
Hersha Hospitality Trust	687,145	5,091,744
Highwoods Properties, Inc. (SBI) (d)	293,594	12,671,517
Home Properties, Inc.	199,926	13,033,176
Hospitality Properties Trust (SBI)	513,470	15,712,182
Hudson Pacific Properties, Inc.	195,389	5,494,339
Independence Realty Trust, Inc. (d)	82,811	781,736
Inland Real Estate Corp.	321,850	3,472,762
Invesco Mortgage Capital, Inc. (d)	411,632	6,804,277
Investors Real Estate Trust	422,160	3,444,826
iStar Financial, Inc. (a)(d)	299,680	4,282,427
JAVELIN Mortgage Investment Corp.	46,815	597,359
Kilroy Realty Corp. (d)	276,757	19,007,671
Kite Realty Group Trust	286,128	7,805,572
LaSalle Hotel Properties (SBI) (d)	370,569	14,959,871
Lexington Corporate Properties Trust	707,276	7,780,036
Liberty Property Trust (SBI) (d)	506,504	17,920,112
LTC Properties, Inc.	126,368	5,280,919
Mack-Cali Realty Corp.	312,483	6,005,923
Medical Properties Trust, Inc.	596,903	8,273,076
MFA Financial, Inc.	1,247,757	10,456,204
Mid-America Apartment Communities, Inc.	256,228	18,873,754
Monmouth Real Estate Investment Corp. Class A (d)	215,009	2,410,251
National Health Investors, Inc. (d)	104,951	6,956,152
National Retail Properties, Inc. (d)	453,006	17,454,321
New Residential Investment Corp.	483,782	6,269,815
New Senior Investment Group, Inc. (a)(d)	252,405	4,452,424
New York (REIT), Inc.	563,940	6,062,355
New York Mortgage Trust, Inc. (d)	363,002	2,918,536
Newcastle Investment Corp. (d)	252,405	1,239,309
NorthStar Realty Finance Corp.	774,396	14,148,215
Omega Healthcare Investors, Inc. (d)	431,991	16,510,696
One Liberty Properties, Inc. (d)	45,735	1,048,704
Orchid Island Capital, Inc. (d)	29,601	408,198
Outfront Media, Inc.	412,900	11,173,074
Owens Realty Mortgage, Inc.	18,228	268,498
Parkway Properties, Inc.	284,623	5,544,456
Pebblebrook Hotel Trust	245,327	10,590,767
Pennsylvania Real Estate Investment Trust (SBI)	248,474	5,806,837
PennyMac Mortgage Investment Trust	253,652	5,496,639
Physicians Realty Trust	157,235	2,430,853
Piedmont Office Realty Trust, Inc. Class A (d)	550,830	10,355,604

	Shares	Value
Post Properties, Inc.	186,569	$ 10,929,212
Potlatch Corp.	151,665	6,301,681
Power (REIT) (a)	1,227	12,025
Preferred Apartment Communities, Inc. Class A	53,423	474,396
PS Business Parks, Inc.	73,314	5,967,026
QTS Realty Trust, Inc. Class A (d)	58,764	1,911,005
RAIT Financial Trust (d)	272,728	2,015,460
Ramco-Gershenson Properties Trust (SBI)	262,946	4,706,733
Rayonier, Inc.	434,965	11,865,845
Realty Income Corp. (d)	757,611	35,198,607
Redwood Trust, Inc.	288,721	5,644,496
Regency Centers Corp.	317,431	19,515,658
Resource Capital Corp. (d)	496,427	2,616,170
Retail Opportunity Investments Corp. (d)	315,377	5,191,105
Retail Properties America, Inc.	711,540	11,434,448
Rexford Industrial Realty, Inc.	131,894	2,003,470
RLJ Lodging Trust (d)	450,954	14,849,915
Rouse Properties, Inc. (d)	120,998	2,213,053
Ryman Hospitality Properties, Inc. (d)	170,471	8,878,130
Sabra Health Care REIT, Inc.	158,826	4,496,364
Saul Centers, Inc.	55,198	3,020,987
Select Income (REIT) (d)	124,102	2,866,756
Senior Housing Properties Trust (SBI) (d)	700,060	15,772,352
Silver Bay Realty Trust Corp.	142,660	2,372,436
SL Green Realty Corp. (d)	316,803	36,793,500
SoTHERLY Hotels, Inc.	30,385	227,888
Sovran Self Storage, Inc.	112,806	9,590,766
Spirit Realty Capital, Inc.	1,298,585	15,206,430
Stag Industrial, Inc.	218,405	5,206,775
Starwood Property Trust, Inc. (d)	758,249	18,243,471
Starwood Waypoint Residential (d)	135,594	3,456,291
Strategic Hotel & Resorts, Inc. (a)	837,327	11,119,703
Summit Hotel Properties, Inc.	314,054	3,643,026
Sun Communities, Inc. (d)	150,984	8,891,448
Sunstone Hotel Investors, Inc.	693,200	11,098,132
Supertel Hospitality, Inc. (a)	1,649	3,727
Tanger Factory Outlet Centers, Inc.	319,785	11,697,735
Taubman Centers, Inc.	216,234	17,188,441
Terreno Realty Corp.	133,615	2,780,528
The GEO Group, Inc.	247,090	9,955,256
Trade Street Residential, Inc. (d)	61,001	461,168
Two Harbors Investment Corp.	1,247,946	13,115,912
UDR, Inc. (d)	858,284	26,417,982
UMH Properties, Inc.	84,006	804,777
United Development Funding IV	105,003	2,034,958
Universal Health Realty Income Trust (SBI)	54,604	2,639,557
Urstadt Biddle Properties, Inc. Class A	102,366	2,270,478
Washington Prime Group, Inc.	544,400	9,380,012
Washington REIT (SBI)	243,127	6,532,822
Weingarten Realty Investors (SBI)	382,090	13,908,076
Western Asset Mortgage Capital Corp. (d)	138,351	2,165,193
Wheeler REIT, Inc.	10,523	44,618
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Whitestone REIT Class B	87,705	$ 1,303,296
Winthrop Realty Trust (d)	115,817	1,951,516
WP Carey, Inc. (d)	295,205	20,115,269
ZAIS Financial Corp.	15,500	279,310
		1,454,149,178
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc.	164,066	6,247,633
Altisource Portfolio Solutions SA (a)(d)	58,844	3,076,364
American Realty Investments, Inc. (a)	1,965	12,222
AV Homes, Inc. (a)(d)	40,348	604,010
Consolidated-Tomoka Land Co.	20,666	1,105,838
Farmland Partners, Inc.	30,412	339,094
Forest City Enterprises, Inc. Class A (a)(d)	547,740	11,825,707
Forestar Group, Inc. (a)(d)	124,329	1,989,264
Gladstone Land Corp.	66,704	725,072
Griffin Land & Nurseries, Inc.	6,315	167,726
Howard Hughes Corp. (a)	119,943	17,516,476
InterGroup Corp. (a)	336	6,048
Jones Lang LaSalle, Inc.	152,403	22,199,021
Kennedy-Wilson Holdings, Inc.	252,342	6,558,369
Maui Land & Pineapple, Inc. (a)(d)	17,943	99,584
RE/MAX Holdings, Inc.	43,468	1,454,005
Realogy Holdings Corp. (a)	499,404	22,982,572
Tejon Ranch Co. (a)(d)	55,399	1,571,116
The St. Joe Co. (a)(d)	333,458	6,198,984
Transcontinental Realty Investors, Inc. (a)	1,497	17,994
		104,697,099
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp. (d)	297,236	3,932,432
Bank Mutual Corp.	123,703	799,121
BankFinancial Corp.	59,488	677,568
BBX Capital Corp. (a)	42,087	694,015
Bear State Financial, Inc. (d)	5,234	54,800
Beneficial Mutual Bancorp, Inc. (a)	123,974	1,686,046
Berkshire Hills Bancorp, Inc.	93,712	2,378,411
BofI Holding, Inc. (a)(d)	46,219	3,647,603
Brookline Bancorp, Inc., Delaware	255,272	2,427,637
Cape Bancorp, Inc.	25,193	234,547
Capitol Federal Financial, Inc.	470,721	5,893,427
Charter Financial Corp.	19,819	221,973
Cheviot Financial Corp.	44	548
Chicopee Bancorp, Inc.	13,096	202,988
Citizens Community Bancorp, Inc.	2,013	18,520
Clifton Bancorp, Inc. (d)	24,683	311,993
Dime Community Bancshares, Inc.	111,333	1,686,695
Doral Financial Corp. (a)(d)	41,361	211,768
Elmira Savings Bank	185	3,935
ESB Financial Corp.	37,377	671,291
ESSA Bancorp, Inc.	32,482	367,047

	Shares	Value
Essent Group Ltd. (d)	203,390	$ 5,125,428
EverBank Financial Corp.	292,629	5,513,130
Farmer Mac Class C (non-vtg.)	35,822	1,089,347
First Clover Leaf Financial Corp.	10,566	95,939
First Defiance Financial Corp.	27,762	834,803
First Financial Northwest, Inc.	34,706	407,796
Flagstar Bancorp, Inc. (a)(d)	76,212	1,161,471
Fox Chase Bancorp, Inc.	32,985	545,902
Franklin Financial Corp./VA (a)(d)	27,950	555,367
Hampden Bancorp, Inc.	7,182	144,215
Heritage Financial Group, Inc.	18,697	393,198
HF Financial Corp.	832	11,315
Hingham Institution for Savings	2,478	206,393
HMN Financial, Inc. (a)	3,871	48,775
Home Bancorp, Inc.	15,826	363,998
Home Loan Servicing Solutions Ltd. (d)	220,032	4,299,425
HomeStreet, Inc.	37,975	619,372
HopFed Bancorp, Inc.	13,771	161,121
IF Bancorp, Inc.	13,656	229,421
Impac Mortgage Holdings, Inc. (a)(d)	20,302	118,767
Kearny Financial Corp. (a)(d)	52,612	744,460
Ladder Capital Corp. Class A (d)	59,518	1,125,485
Madison County Financial, Inc.	11,541	227,127
Meridian Bancorp, Inc. (a)	75,178	823,951
Meta Financial Group, Inc.	18,696	658,099
MGIC Investment Corp. (a)(d)	1,183,447	11,017,892
Nationstar Mortgage Holdings, Inc. (a)(d)	87,130	2,611,286
New Hampshire Thrift Bancshares, Inc.	20,505	317,417
New York Community Bancorp, Inc. (d)	1,497,470	23,794,798
NMI Holdings, Inc. (a)(d)	65,789	573,022
Northfield Bancorp, Inc. (d)	229,986	3,240,503
Northwest Bancshares, Inc.	341,018	4,293,417
Ocean Shore Holding Co.	5,120	71,526
OceanFirst Financial Corp.	42,221	680,180
Ocwen Financial Corp. (a)(d)	404,151	9,271,224
Oneida Financial Corp.	2,810	36,277
Oritani Financial Corp.	159,392	2,319,154
PennyMac Financial Services, Inc. (a)	71,101	1,136,905
Peoples Federal Bancshares, Inc.	11,538	247,029
Poage Bankshares, Inc.	6,654	98,413
Provident Financial Holdings, Inc.	21,034	311,303
Provident Financial Services, Inc.	193,312	3,340,431
Pulaski Financial Corp.	11,679	137,111
Radian Group, Inc. (d)	652,386	11,123,181
Riverview Bancorp, Inc. (a)	27,380	115,270
Security National Financial Corp. Class A	22,623	115,151
SI Financial Group, Inc.	15,322	168,695
Simplicity Bancorp, Inc.	23,467	389,318
Southern Missouri Bancorp, Inc.	10,241	387,110
Stonegate Mortgage Corp. (a)(d)	44,874	537,142
Territorial Bancorp, Inc.	28,348	590,205
TFS Financial Corp.	321,262	4,873,545
Timberland Bancorp, Inc.	12,774	135,915
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Tree.com, Inc. (a)(d)	24,195	$ 1,095,066
Trustco Bank Corp., New York	336,648	2,292,573
United Community Bancorp, Inc.	1,461	18,131
United Community Financial Corp.	251,020	1,285,222
United Financial Bancorp, Inc. New	170,190	2,345,218
Walker & Dunlop, Inc. (a)(d)	71,009	1,121,232
Washington Federal, Inc.	359,078	7,770,448
Waterstone Financial, Inc.	32,153	397,411
Westfield Financial, Inc.	94,628	693,623
WSFS Financial Corp.	29,090	2,184,659
		152,763,673
TOTAL FINANCIALS		3,493,905,672
HEALTH CARE - 12.5%
Biotechnology - 3.9%
ACADIA Pharmaceuticals, Inc. (a)(d)	285,190	8,518,625
Acceleron Pharma, Inc. (a)(d)	30,525	1,182,539
Achillion Pharmaceuticals, Inc. (a)(d)	313,483	4,034,526
Acorda Therapeutics, Inc. (a)(d)	152,201	5,547,726
Actinium Pharmaceuticals, Inc. (a)(d)	92,397	530,359
Adamas Pharmaceuticals, Inc.	11,307	166,100
Advaxis, Inc. (a)(d)	57,279	179,283
Aegerion Pharmaceuticals, Inc. (a)(d)	96,340	2,029,884
Agenus, Inc. (a)	196,758	582,404
Agios Pharmaceuticals, Inc. (a)(d)	28,797	2,903,026
Akebia Therapeutics, Inc. (a)	24,332	293,931
Alder Biopharmaceuticals, Inc. (d)	26,623	434,487
Aldeyra Therapeutics, Inc. (d)	22,558	159,034
Alkermes PLC (a)(d)	500,607	27,543,397
Alnylam Pharmaceuticals, Inc. (a)(d)	223,029	22,425,566
AMAG Pharmaceuticals, Inc. (a)(d)	73,978	2,751,982
Amicus Therapeutics, Inc. (a)	255,842	2,028,827
Anacor Pharmaceuticals, Inc. (a)(d)	133,582	4,605,907
Anthera Pharmaceuticals, Inc. (a)(d)	86,499	177,323
Applied Genetic Technologies Corp. (d)	29,071	586,943
Aquinox Pharmaceuticals, Inc.	13,594	99,372
ARCA biopharma, Inc. (a)(d)	25,653	20,779
Ardelyx, Inc. (d)	15,308	409,795
Arena Pharmaceuticals, Inc. (a)(d)	771,983	3,234,609
Argos Therapeutics, Inc. (a)(d)	33,363	280,249
ARIAD Pharmaceuticals, Inc. (a)(d)	640,912	4,556,884
ArQule, Inc. (a)	171,131	225,893
Array BioPharma, Inc. (a)(d)	359,134	1,447,310
Arrowhead Research Corp. (a)(d)	180,633	1,051,284
Athersys, Inc. (a)(d)	272,932	390,293
Auspex Pharmaceuticals, Inc. (d)	44,224	1,071,548
Avalanche Biotechnologies, Inc. (a)(d)	25,157	993,450
AVEO Pharmaceuticals, Inc. (a)(d)	323,519	289,550
BIND Therapeutics, Inc. (a)(d)	24,951	162,182

	Shares	Value
BioCryst Pharmaceuticals, Inc. (a)(d)	226,693	$ 2,450,551
BioMarin Pharmaceutical, Inc. (a)	506,504	45,443,539
Biospecifics Technologies Corp. (a)	15,322	581,010
Biota Pharmaceuticals, Inc. (a)	114,179	252,336
BioTime, Inc. (a)(d)	195,474	629,426
Bluebird Bio, Inc. (a)	64,500	2,659,335
Cancer Genetics, Inc. (a)(d)	27,876	156,384
Cara Therapeutics, Inc. (d)	29,736	274,761
CareDx, Inc.	3,426	24,136
CASI Pharmaceuticals, Inc. (a)	37,512	62,270
Catalyst Pharmaceutical Partners, Inc. (a)(d)	212,099	562,062
Cel-Sci Corp. (a)(d)	239,050	145,247
Celladon Corp. (a)(d)	33,518	411,601
Celldex Therapeutics, Inc. (a)(d)	304,476	6,174,773
Cellular Biomedicine Group, Inc. (a)(d)	15,567	245,959
Cellular Dynamics International, Inc. (a)(d)	29,586	195,268
Celsion Corp. (a)(d)	37,190	99,297
Cepheid, Inc. (a)(d)	238,527	13,138,067
Cerulean Pharma, Inc.	13,898	70,185
ChemoCentryx, Inc. (a)(d)	80,697	372,013
Chimerix, Inc. (a)(d)	117,399	4,137,141
Cleveland Biolabs, Inc. (a)(d)	93,847	32,846
Clovis Oncology, Inc. (a)(d)	99,067	4,713,608
Conatus Pharmaceuticals, Inc. (a)(d)	20,891	177,782
Concert Pharmaceuticals, Inc. (d)	26,019	327,839
CorMedix, Inc. (a)(d)	58,768	78,749
Coronado Biosciences, Inc. (a)(d)	164,005	382,132
CTI BioPharma Corp. (a)(d)	533,377	1,168,096
Cubist Pharmaceuticals, Inc. (a)(d)	257,234	19,500,910
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	320,151	473,823
Cyclacel Pharmaceuticals, Inc. (a)(d)	68,516	202,807
Cytokinetics, Inc. (a)(d)	102,239	477,456
Cytori Therapeutics, Inc. (a)(d)	226,899	97,567
CytRx Corp. (a)(d)	159,962	401,505
DARA BioSciences, Inc. (a)	29,398	23,515
Dicerna Pharmaceuticals, Inc. (d)	41,857	494,750
Discovery Laboratories, Inc. (a)(d)	290,135	455,512
Dyax Corp. (a)(d)	461,622	6,481,173
Dynavax Technologies Corp. (a)(d)	91,982	1,366,853
Eagle Pharmaceuticals, Inc.	25,754	324,758
Eleven Biotherapeutics, Inc. (d)	23,306	265,222
Emergent BioSolutions, Inc. (a)(d)	101,053	2,512,178
Enanta Pharmaceuticals, Inc. (a)(d)	33,093	1,553,385
Enzon Pharmaceuticals, Inc.	134,828	146,963
Epirus Biopharmaceuticals, Inc. (a)(d)	16,060	81,585
Epizyme, Inc. (a)(d)	41,115	939,889
Esperion Therapeutics, Inc. (a)(d)	31,106	983,883
Exact Sciences Corp. (a)(d)	282,721	7,017,135
Exelixis, Inc. (a)(d)	621,939	1,032,419
Fate Therapeutics, Inc. (a)	26,179	98,171
Fibrocell Science, Inc. (a)(d)	127,647	344,647
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Five Prime Therapeutics, Inc. (a)(d)	27,200	$ 559,232
Flexion Therapeutics, Inc.	17,750	304,413
Foundation Medicine, Inc. (a)(d)	69,237	1,635,378
Galectin Therapeutics, Inc. (a)(d)	80,065	317,858
Galena Biopharma, Inc. (a)(d)	464,147	826,182
Galmed Pharmaceuticals Ltd. (a)(d)	16,519	97,462
Genocea Biosciences, Inc. (d)	31,294	283,837
Genomic Health, Inc. (a)(d)	59,800	1,988,948
GenVec, Inc. (a)(d)	44,950	100,688
Geron Corp. (a)(d)	533,153	1,962,003
GlobeImmune, Inc.	5,000	33,000
GlycoMimetics, Inc.	32,989	319,334
GTx, Inc. (a)(d)	95,891	61,370
Halozyme Therapeutics, Inc. (a)(d)	351,434	3,085,591
Harvard Apparatus (a)(d)	22,493	76,026
Heat Biologics, Inc. (a)(d)	18,898	94,490
Hemispherx Biopharma, Inc. (a)(d)	767,203	199,473
Heron Therapeutics, Inc. (a)(d)	78,000	601,380
Hyperion Therapeutics, Inc. (a)	38,932	797,717
iBio, Inc. (a)(d)	302,306	320,444
Idera Pharmaceuticals, Inc. (a)(d)	289,217	899,465
Ignyta, Inc. (a)	30,735	209,305
Immune Design Corp. (a)	18,506	588,676
ImmunoCellular Therapeutics Ltd. (a)	397,924	238,754
ImmunoGen, Inc. (a)(d)	301,232	3,099,677
Immunomedics, Inc. (a)(d)	337,345	1,393,235
Incyte Corp. (a)(d)	517,562	39,101,809
Infinity Pharmaceuticals, Inc. (a)	150,148	2,253,721
Inovio Pharmaceuticals, Inc. (a)(d)	193,345	1,871,580
Insmed, Inc. (a)	151,535	2,138,159
Insys Therapeutics, Inc. (a)(d)	32,748	1,268,330
Intercept Pharmaceuticals, Inc. (a)(d)	41,282	5,933,462
Intrexon Corp. (a)(d)	117,779	3,124,677
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	411,891	5,700,571
Isis Pharmaceuticals, Inc. (a)(d)	403,731	20,909,228
IsoRay, Inc. (a)(d)	212,731	340,370
KaloBios Pharmaceuticals, Inc. (a)(d)	71,639	128,950
Karyopharm Therapeutics, Inc. (d)	42,091	1,762,771
Keryx Biopharmaceuticals, Inc. (a)(d)	316,167	5,027,055
Kindred Biosciences, Inc.	44,644	429,475
Kite Pharma, Inc. (d)	25,747	1,080,859
KYTHERA Biopharmaceuticals, Inc. (a)(d)	55,762	2,132,897
La Jolla Pharmaceutical Co. (a)(d)	33,204	369,561
Lexicon Pharmaceuticals, Inc. (a)(d)	983,912	1,003,590
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	70,561	3,799,710
General CVR (a)	26,087	1,383
Glucagon CVR (a)	26,087	3,391
rights (a)	26,087	183
TR Beta CVR (a)	26,087	287

	Shares	Value
Loxo Oncology, Inc.	5,546	$ 57,124
Lpath, Inc. (a)	39,314	101,037
Macrogenics, Inc. (a)	30,033	848,733
MannKind Corp. (a)(d)	853,529	5,249,203
Mast Therapeutics, Inc. (a)(d)	531,478	247,190
Medgenics, Inc. (a)(d)	58,346	240,969
MediciNova, Inc. (a)(d)	71,396	214,902
Medivation, Inc. (a)	263,021	30,481,504
MEI Pharma, Inc. (a)(d)	55,879	357,067
Merrimack Pharmaceuticals, Inc. (a)(d)	311,736	2,855,502
MiMedx Group, Inc. (a)(d)	301,884	3,338,837
Minerva Neurosciences, Inc.	24,020	111,933
Momenta Pharmaceuticals, Inc. (a)	168,915	1,981,373
Myriad Genetics, Inc. (a)(d)	257,414	8,631,091
Nanosphere, Inc. (a)(d)	359,724	136,659
NanoViricides, Inc. (a)(d)	143,363	458,762
Navidea Biopharmaceuticals, Inc. (a)(d)	467,860	580,146
NephroGenex, Inc.	10,000	46,000
Neuralstem, Inc. (a)(d)	348,690	979,819
Neurocrine Biosciences, Inc. (a)(d)	248,697	4,956,531
NewLink Genetics Corp. (a)(d)	72,027	2,813,375
Northwest Biotherapeutics, Inc. (a)(d)	144,240	773,126
Novavax, Inc. (a)(d)	811,349	4,332,604
NPS Pharmaceuticals, Inc. (a)(d)	334,411	11,095,757
Ohr Pharmaceutical, Inc. (a)(d)	72,370	550,012
OncoGenex Pharmaceuticals, Inc. (a)(d)	52,280	110,311
OncoMed Pharmaceuticals, Inc. (a)(d)	39,639	873,247
Onconova Therapeutics, Inc. (a)(d)	17,664	83,904
Oncothyreon, Inc. (a)(d)	266,868	467,019
Opexa Therapeutics, Inc. (a)(d)	68,287	58,727
Ophthotech Corp. (a)(d)	37,946	1,637,370
Opko Health, Inc. (a)(d)	760,079	6,369,462
Oragenics, Inc. (a)	27,929	25,974
Orexigen Therapeutics, Inc. (a)(d)	379,746	2,198,729
Organovo Holdings, Inc. (a)(d)	231,149	1,458,550
Osiris Therapeutics, Inc. (a)(d)	56,117	737,939
Otonomy, Inc.	46,289	1,111,399
OvaScience, Inc. (a)(d)	55,449	1,400,642
OXiGENE, Inc. (a)(d)	55,832	103,848
Palatin Technologies, Inc. (a)(d)	120,323	100,783
Paratek Pharmaceuticals, Inc. (a)	2,914	53,268
PDL BioPharma, Inc. (d)	546,035	4,510,249
Peregrine Pharmaceuticals, Inc. (a)(d)	579,602	857,811
Pfenex, Inc. (a)(d)	37,522	287,043
Pharmacyclics, Inc. (a)(d)	213,514	29,761,716
PharmAthene, Inc. (a)(d)	166,927	283,776
Portola Pharmaceuticals, Inc. (a)(d)	143,277	4,028,949
Progenics Pharmaceuticals, Inc. (a)(d)	265,763	1,849,710
Prothena Corp. PLC (a)(d)	91,715	2,223,172
PTC Therapeutics, Inc. (a)(d)	79,865	3,573,959
Puma Biotechnology, Inc. (a)	69,549	15,789,014
Radius Health, Inc. (a)(d)	31,538	778,989
Raptor Pharmaceutical Corp. (a)(d)	229,504	2,207,828
Receptos, Inc. (a)	106,336	14,387,261
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Recro Pharma, Inc.	14,684	$ 38,325
Regado Biosciences, Inc. (a)(d)	74,220	61,343
Regulus Therapeutics, Inc. (a)(d)	88,545	1,659,333
Repligen Corp. (a)(d)	104,226	2,383,649
Retrophin, Inc. (a)(d)	66,686	673,529
Rexahn Pharmaceuticals, Inc. (a)(d)	663,874	447,584
Rigel Pharmaceuticals, Inc. (a)	289,108	618,691
RXi Pharmaceuticals Corp. (a)(d)	83,565	163,787
Sage Therapeutics, Inc. (a)(d)	15,959	631,019
Sangamo Biosciences, Inc. (a)(d)	277,040	3,346,643
Sarepta Therapeutics, Inc. (a)(d)	132,661	2,247,277
Seattle Genetics, Inc. (a)(d)	381,974	13,919,133
Sorrento Therapeutics, Inc. (a)(d)	65,854	253,538
Spectrum Pharmaceuticals, Inc. (a)(d)	191,900	1,383,599
StemCells, Inc. (a)(d)	234,471	267,297
Stemline Therapeutics, Inc. (a)(d)	33,876	504,075
Sunesis Pharmaceuticals, Inc. (a)(d)	128,654	301,050
Synageva BioPharma Corp. (a)(d)	70,722	5,742,626
Synergy Pharmaceuticals, Inc. (a)(d)	292,606	871,966
Synta Pharmaceuticals Corp. (a)(d)	270,194	856,515
Synthetic Biologics, Inc. (a)(d)	206,653	355,443
T2 Biosystems, Inc. (d)	18,662	334,423
Targacept, Inc. (a)	150,431	365,547
Tenax Therapeutics, Inc. (a)(d)	74,064	276,259
TESARO, Inc. (a)(d)	69,476	2,397,617
TetraLogic Pharmaceuticals Corp. (d)	27,014	130,748
TG Therapeutics, Inc. (a)(d)	111,094	1,657,522
Threshold Pharmaceuticals, Inc. (a)(d)	165,509	479,976
Trevena, Inc.	31,961	166,836
Trovagene, Inc. (a)(d)	57,904	265,779
Ultragenyx Pharmaceutical, Inc. (d)	78,821	3,435,807
United Therapeutics Corp. (a)	158,292	20,984,770
Vanda Pharmaceuticals, Inc. (a)(d)	115,941	1,510,711
Venaxis, Inc. (a)(d)	88,388	145,840
Verastem, Inc. (a)(d)	86,325	802,823
Vericel Corp. (a)(d)	40,443	110,005
Versartis, Inc. (a)(d)	22,053	397,395
Vical, Inc. (a)	229,477	250,130
Vital Therapies, Inc. (d)	28,931	599,161
Xencor, Inc. (d)	50,989	571,587
XOMA Corp. (a)(d)	238,944	1,359,591
Zafgen, Inc. (d)	10,480	247,433
ZIOPHARM Oncology, Inc. (a)(d)	334,171	1,406,860
		603,026,691
Health Care Equipment & Supplies - 2.5%
Abaxis, Inc.	78,882	4,527,827
Abiomed, Inc. (a)(d)	123,886	4,400,431
Accuray, Inc. (a)(d)	224,824	1,549,037
Akers Biosciences, Inc. (a)	12,000	36,000
Alere, Inc. (a)	264,567	10,553,578
Align Technology, Inc. (a)(d)	244,748	13,926,161

	Shares	Value
Allied Healthcare Products, Inc. (a)	4,954	$ 8,273
Alliqua, Inc. (a)(d)	31,587	154,776
Alphatec Holdings, Inc. (a)	230,873	295,517
Amedica Corp.	11,614	9,872
Analogic Corp.	42,044	3,062,485
Angiodynamics, Inc. (a)(d)	99,901	1,748,268
Anika Therapeutics, Inc. (a)(d)	43,574	1,781,741
Antares Pharma, Inc. (a)(d)	441,109	1,014,551
Atossa Genetics, Inc. (a)(d)	80,935	72,842
Atricure, Inc. (a)	89,548	1,677,234
Atrion Corp.	5,493	1,785,280
Bacterin International Holdings, Inc. (a)	16,240	47,746
BioLase Technology, Inc. (d)	142,344	365,824
BioLife Solutions, Inc. (a)	5,828	12,822
Bovie Medical Corp. (a)(d)	29,641	114,414
BSD Medical Corp. (a)	95,648	38,259
Cantel Medical Corp. (d)	122,006	5,312,141
Cardica, Inc. (a)(d)	251,087	151,280
Cardiovascular Systems, Inc. (a)(d)	102,715	3,149,242
CAS Medical Systems, Inc. (a)	6,117	11,194
Cerus Corp. (a)(d)	246,378	1,116,092
Cesca Therapeutics, Inc. (a)	63,283	68,346
Chembio Diagnostics, Inc. (a)	16,328	70,864
CONMED Corp.	92,250	3,914,168
Cryolife, Inc.	80,349	811,525
Cutera, Inc. (a)	39,466	400,185
Cyberonics, Inc. (a)(d)	83,817	4,463,255
Cynosure, Inc. Class A (a)	68,678	1,893,452
Delcath Systems, Inc. (a)(d)	31,941	39,607
Derma Sciences, Inc. (a)(d)	77,138	633,303
DexCom, Inc. (a)(d)	240,069	12,353,951
Digirad Corp.	45,825	169,094
Dynatronics Corp. (a)	3,425	13,084
Echo Therapeutics, Inc. (a)	50,324	43,545
Endologix, Inc. (a)(d)	216,309	2,775,244
EnteroMedics, Inc. (a)(d)	191,689	266,448
ERBA Diagnostics, Inc. (a)(d)	51,403	142,386
Escalon Medical Corp. (a)	3,512	5,092
Exactech, Inc. (a)	30,378	673,784
Fonar Corp. (a)	24,768	293,501
Genmark Diagnostics, Inc. (a)(d)	132,359	1,503,598
Globus Medical, Inc. (a)	188,317	4,338,824
Greatbatch, Inc. (a)	89,268	4,425,015
Haemonetics Corp. (a)	176,633	6,523,057
Halyard Health, Inc. (a)(d)	173,000	6,783,330
Hansen Medical, Inc. (a)(d)	236,840	197,975
HeartWare International, Inc. (a)(d)	52,027	3,825,545
Hill-Rom Holdings, Inc.	199,491	9,128,708
Hologic, Inc. (a)(d)	902,025	24,174,270
ICU Medical, Inc. (a)(d)	48,701	4,075,787
IDEXX Laboratories, Inc. (a)(d)	163,643	24,440,082
Inogen, Inc.	31,300	760,277
InspireMD, Inc. (a)(d)	82,592	79,288
Insulet Corp. (a)(d)	187,059	8,715,079
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Integra LifeSciences Holdings Corp. (a)(d)	85,707	$ 4,220,213
Invacare Corp. (d)	97,998	1,482,710
Iridex Corp. (a)	18,028	152,337
K2M Group Holdings, Inc. (d)	36,111	682,859
Kewaunee Scientific Corp.	5,250	90,615
Ldr Holding Corp. (a)(d)	45,800	1,494,454
LeMaitre Vascular, Inc.	19,977	147,830
Masimo Corp. (a)(d)	180,137	4,728,596
MELA Sciences, Inc. (a)(d)	11,736	18,895
Meridian Bioscience, Inc.	148,397	2,441,131
Merit Medical Systems, Inc. (a)	147,568	2,184,006
MGC Diagnostics Corp. (a)	3,151	21,175
Misonix, Inc. (a)	18,363	197,953
Natus Medical, Inc. (a)	101,180	3,463,391
Neogen Corp. (a)(d)	130,952	5,802,483
NeuroMetrix, Inc. (a)(d)	8,406	15,131
NuVasive, Inc. (a)	159,045	6,986,847
NxStage Medical, Inc. (a)(d)	197,959	3,420,732
Ocular Therapeutix, Inc.	9,993	169,082
OraSure Technologies, Inc. (a)	196,196	1,767,726
Orthofix International NV (a)	73,558	2,053,739
PhotoMedex, Inc. (a)(d)	62,914	108,212
Quidel Corp. (a)(d)	101,129	2,817,454
ResMed, Inc. (d)	487,771	25,949,417
Retractable Technologies, Inc. (a)	5,601	25,877
Rockwell Medical Technologies, Inc. (a)(d)	154,514	1,382,900
Roka Bioscience, Inc. (a)	17,912	70,932
RTI Biologics, Inc. (a)	213,378	1,045,552
Sirona Dental Systems, Inc. (a)	190,568	16,463,170
Staar Surgical Co. (a)(d)	105,540	972,023
Stereotaxis, Inc. (a)(d)	64,951	103,272
Steris Corp. (d)	202,247	12,893,246
Sunshine Heart, Inc. (a)(d)	40,808	185,676
SurModics, Inc. (a)	43,320	910,153
Symmetry Medical, Inc. (a)	136,148	1,226,693
Synergetics U.S.A., Inc. (a)	71,442	248,618
Tandem Diabetes Care, Inc. (d)	37,288	526,879
TearLab Corp. (a)(d)	100,207	279,077
Teleflex, Inc.	141,324	16,838,755
The Cooper Companies, Inc.	164,899	27,851,441
The Spectranetics Corp. (a)(d)	145,169	4,765,898
Thoratec Corp. (a)	205,510	6,409,857
Tornier NV (a)	130,085	3,471,969
TransEnterix, Inc. (a)(d)	105,485	221,519
TriVascular Technologies, Inc.	20,938	282,035
Unilife Corp. (a)(d)	338,238	1,058,685
Uroplasty, Inc. (a)	64,999	154,698
Utah Medical Products, Inc.	9,539	553,930
Vascular Solutions, Inc. (a)(d)	53,247	1,369,513
Veracyte, Inc. (a)(d)	14,882	97,031
Vermillion, Inc. (a)(d)	65,547	103,564

	Shares	Value
Vision Sciences, Inc. (a)	22,011	$ 23,112
Volcano Corp. (a)	185,809	2,055,048
West Pharmaceutical Services, Inc.	254,370	13,229,784
Wright Medical Group, Inc. (a)(d)	165,918	4,859,738
Zeltiq Aesthetics, Inc. (a)(d)	93,235	2,551,842
		377,574,031
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)(d)	151,427	9,389,988
Adcare Health Systems, Inc. (a)(d)	40,556	160,602
Addus HomeCare Corp. (a)	22,321	515,169
Adeptus Health, Inc. Class A (d)	11,924	362,967
Air Methods Corp. (a)(d)	121,309	5,383,693
Alliance Healthcare Services, Inc. (a)	38,536	867,831
Almost Family, Inc. (a)	28,394	783,958
Amedisys, Inc. (a)(d)	117,539	2,987,841
American CareSource Holdings, Inc. (a)	2,053	5,338
American Shared Hospital Services (a)	115	288
AMN Healthcare Services, Inc. (a)	168,489	2,884,532
AmSurg Corp. (a)	165,278	8,523,386
Bio-Reference Laboratories, Inc. (a)(d)	87,412	2,473,760
BioScrip, Inc. (a)(d)	205,484	1,331,536
BioTelemetry, Inc. (a)	88,354	872,054
Brookdale Senior Living, Inc. (a)(d)	584,816	20,714,183
Capital Senior Living Corp. (a)	91,513	2,329,006
Centene Corp. (a)(d)	200,060	19,759,926
Chemed Corp. (d)	61,290	6,748,642
Community Health Systems, Inc. (a)	397,847	18,730,637
Corvel Corp. (a)	41,320	1,432,151
Cross Country Healthcare, Inc. (a)(d)	94,255	1,005,701
Diversicare Healthcare Services, Inc.	13,755	137,412
Envision Healthcare Holdings, Inc. (a)	444,533	15,718,687
ExamWorks Group, Inc. (a)(d)	114,271	4,496,564
Five Star Quality Care, Inc. (a)	149,941	659,740
Gentiva Health Services, Inc. (a)(d)	100,240	1,945,658
Hanger, Inc. (a)(d)	115,793	2,483,760
HCA Holdings, Inc. (a)	1,065,405	74,248,074
Health Net, Inc. (a)	277,745	14,270,538
HealthEquity, Inc. (a)	26,741	663,979
HealthSouth Corp.	300,625	12,364,706
Healthways, Inc. (a)(d)	128,820	2,007,016
Henry Schein, Inc. (a)(d)	285,467	39,166,072
Hooper Holmes, Inc. (a)	128,551	71,346
InfuSystems Holdings, Inc. (a)	18,331	50,594
IPC The Hospitalist Co., Inc. (a)(d)	63,434	2,796,171
Kindred Healthcare, Inc. (d)	239,169	4,757,071
Landauer, Inc.	33,237	1,096,821
LHC Group, Inc. (a)	42,300	994,473
LifePoint Hospitals, Inc. (a)	158,267	10,950,494
Magellan Health Services, Inc. (a)	100,180	6,130,014
MEDNAX, Inc. (a)(d)	348,386	22,805,348
Molina Healthcare, Inc. (a)(d)	97,946	5,007,000
MWI Veterinary Supply, Inc. (a)(d)	45,742	7,475,158
National Healthcare Corp.	34,496	2,078,384
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
National Research Corp. Class A (a)	27,189	$ 384,996
NeoStem, Inc. (a)(d)	84,204	331,764
Omnicare, Inc.	342,379	24,076,091
Owens & Minor, Inc.	214,436	7,335,856
PDI, Inc. (a)	19,284	37,025
PharMerica Corp. (a)	102,387	2,233,060
Premier, Inc. (a)	105,078	3,574,754
Providence Service Corp. (a)	40,157	1,571,343
Psychemedics Corp.	15,744	237,420
RadNet, Inc. (a)	112,633	948,370
Select Medical Holdings Corp.	285,882	4,125,277
Sharps Compliance Corp. (a)	29,684	129,422
Skilled Healthcare Group, Inc. (a)	74,963	523,242
SunLink Health Systems, Inc. (a)	19,190	31,664
Surgical Care Affiliates, Inc. (a)	36,872	1,172,530
Team Health Holdings, Inc. (a)(d)	243,861	13,939,095
The Ensign Group, Inc.	73,014	2,878,212
Triple-S Management Corp. (a)	81,088	1,874,755
Trupanion, Inc. (d)	15,843	96,167
U.S. Physical Therapy, Inc.	40,198	1,562,496
Universal American Spin Corp. (a)(d)	125,867	1,107,630
VCA, Inc. (a)	301,547	14,272,220
Wellcare Health Plans, Inc. (a)	150,181	11,074,347
		433,156,005
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)(d)	545,933	6,562,115
Arrhythmia Research Technology, Inc. (a)	9,913	68,994
athenahealth, Inc. (a)(d)	130,053	15,255,217
Authentidate Holding Corp. (a)(d)	33,215	35,540
Castlight Health, Inc. Class B (a)(d)	36,349	451,818
CollabRx, Inc. (a)	177	150
Computer Programs & Systems, Inc.	35,893	2,108,355
HealthStream, Inc. (a)(d)	81,710	2,340,992
HMS Holdings Corp. (a)(d)	297,153	6,198,612
iCAD, Inc. (a)	43,705	438,361
Imprivata, Inc.	8,366	123,900
IMS Health Holdings, Inc. (d)	226,651	5,666,275
MedAssets, Inc. (a)	221,024	4,274,604
Medidata Solutions, Inc. (a)(d)	180,034	7,689,252
Merge Healthcare, Inc. (a)	198,185	622,301
Omnicell, Inc. (a)	122,796	3,954,031
Quality Systems, Inc.	152,647	2,248,490
Simulations Plus, Inc.	32,233	205,002
Streamline Health Solutions, Inc. (a)	60,110	245,249
Veeva Systems, Inc. Class A (a)	114,952	3,776,173
Vocera Communications, Inc. (a)	68,642	663,082
		62,928,513
Life Sciences Tools & Services - 1.5%
Accelerate Diagnostics, Inc. (a)(d)	90,417	1,828,232
Affymetrix, Inc. (a)(d)	239,666	2,188,151

	Shares	Value
Albany Molecular Research, Inc. (a)(d)	66,949	$ 1,089,260
Apricus Biosciences, Inc. (a)(d)	103,681	122,344
BG Medicine, Inc. (a)(d)	146,045	68,349
Bio-Rad Laboratories, Inc. Class A (a)	70,269	8,347,255
Bio-Techne Corp.	113,792	10,424,485
Bioanalytical Systems, Inc. (a)(d)	4,772	11,835
Bruker BioSciences Corp. (a)	382,236	7,331,286
Cambrex Corp. (a)	104,384	2,374,736
Charles River Laboratories International, Inc. (a)	164,540	10,653,965
CombiMatrix Corp. (a)(d)	13,852	18,008
Covance, Inc. (a)	197,597	20,277,404
Enzo Biochem, Inc. (a)	134,553	610,871
Fluidigm Corp. (a)(d)	94,077	2,900,394
Harvard Bioscience, Inc. (a)	89,618	440,921
Illumina, Inc. (a)	481,080	91,833,361
Luminex Corp. (a)	135,061	2,498,629
Mettler-Toledo International, Inc. (a)(d)	100,455	29,459,433
Nanostring Technologies, Inc. (a)(d)	36,430	543,171
NeoGenomics, Inc. (a)(d)	165,540	701,890
Pacific Biosciences of California, Inc. (a)	181,340	1,225,858
PAREXEL International Corp. (a)(d)	191,361	11,196,532
pSivida Corp. (a)(d)	82,313	354,769
Quintiles Transnational Holdings, Inc. (a)	237,680	13,742,658
Response Genetics, Inc. (a)(d)	92,898	49,236
Sequenom, Inc. (a)(d)	403,889	1,211,667
VirtualScopics, Inc. (a)	2,167	8,083
		221,512,783
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc. (a)(d)	90,540	602,996
Achaogen, Inc. (a)	23,491	216,587
Acura Pharmaceuticals, Inc. (a)(d)	93,798	48,775
Adamis Pharmaceuticals Corp. (a)(d)	35,529	146,024
Aerie Pharmaceuticals, Inc. (a)(d)	51,131	1,348,324
Agile Therapeutics, Inc. (a)(d)	24,717	148,055
Akorn, Inc. (a)(d)	255,543	10,239,608
Alexza Pharmaceuticals, Inc. (a)(d)	41,665	59,164
Alimera Sciences, Inc. (a)(d)	70,385	413,160
Amphastar Pharmaceuticals, Inc. (a)	15,521	161,884
Ampio Pharmaceuticals, Inc. (a)(d)	146,523	498,178
ANI Pharmaceuticals, Inc. (a)	25,471	1,378,236
Aradigm Corp. (a)	2,332	17,490
Aratana Therapeutics, Inc. (a)(d)	102,462	1,357,622
Assembly Biosciences, Inc. (a)	33,918	281,519
AstraZeneca PLC rights (a)	21,542	0
Auxilium Pharmaceuticals, Inc. (a)(d)	159,396	5,508,726
Avanir Pharmaceuticals, Inc. Class A (a)(d)	651,796	9,724,796
Bio Path Holdings, Inc. (a)(d)	313,435	771,050
Biodel, Inc. (a)(d)	35,927	54,250
Biodelivery Sciences International, Inc. (a)(d)	143,468	2,202,234
Catalent, Inc. (a)	123,843	3,565,440
Cempra, Inc. (a)(d)	75,436	1,085,524
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Columbia Laboratories, Inc. (a)(d)	40,260	$ 239,144
Corcept Therapeutics, Inc. (a)(d)	262,513	795,414
Corium International, Inc.	13,356	71,855
Cumberland Pharmaceuticals, Inc. (a)	33,632	173,877
DepoMed, Inc. (a)(d)	202,001	3,128,995
Dipexium Pharmaceuticals, Inc. (d)	9,847	102,803
Durect Corp. (a)	379,275	360,311
Egalet Corp. (d)	14,243	85,743
Endo Health Solutions, Inc. (a)(d)	513,888	37,601,185
Endocyte, Inc. (a)(d)	115,046	746,649
Evoke Pharma, Inc. (a)	10,276	64,739
Heska Corp. (a)	19,187	299,125
Horizon Pharma PLC (a)(d)	235,006	3,003,377
Impax Laboratories, Inc. (a)	232,534	7,429,461
Imprimis Pharmaceuticals, Inc. (a)	5,189	42,654
Intersect ENT, Inc.	9,479	163,987
Intra-Cellular Therapies, Inc. (a)(d)	74,302	1,067,720
Jazz Pharmaceuticals PLC (a)(d)	205,250	36,347,723
Lannett Co., Inc. (a)(d)	99,797	4,903,027
Lipocine, Inc. (a)	46,212	231,984
Marinus Pharmaceuticals, Inc. (d)	2,433	17,834
Nektar Therapeutics (a)(d)	438,756	7,314,063
NovaBay Pharmaceuticals, Inc. (a)(d)	142,289	101,025
Ocera Therapeutics, Inc. (a)	7,496	59,518
Oculus Innovative Sciences, Inc. (a)(d)	23,611	35,417
Omeros Corp. (a)(d)	108,585	2,424,703
Pacira Pharmaceuticals, Inc. (a)(d)	125,599	11,797,514
Pain Therapeutics, Inc. (a)	144,997	262,445
Pernix Therapeutics Holdings, Inc. (a)(d)	94,921	984,331
Phibro Animal Health Corp. Class A	41,761	1,276,216
Pozen, Inc. (d)	94,842	843,145
Prestige Brands Holdings, Inc. (a)(d)	181,342	6,065,890
Relypsa, Inc. (d)	39,819	991,095
Repros Therapeutics, Inc. (a)(d)	76,203	652,298
Revance Therapeutics, Inc. (d)	36,438	599,041
Sagent Pharmaceuticals, Inc. (a)(d)	73,832	2,128,577
Salix Pharmaceuticals Ltd. (a)(d)	219,436	22,533,883
SciClone Pharmaceuticals, Inc. (a)(d)	165,132	1,401,971
SCYNEXIS, Inc. (d)	14,164	158,354
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	85,589	1,003,103
Supernus Pharmaceuticals, Inc. (a)(d)	86,480	766,213
Tetraphase Pharmaceuticals, Inc. (a)(d)	84,377	2,227,553
The Medicines Company (a)(d)	220,950	5,923,670
TherapeuticsMD, Inc. (a)(d)	419,081	1,609,271
Theravance Biopharma, Inc. (a)	82,086	1,298,601
Theravance, Inc. (d)	287,302	4,346,879
VIVUS, Inc. (a)(d)	380,623	1,275,087
XenoPort, Inc. (a)(d)	188,526	1,677,881

	Shares	Value
Zogenix, Inc. (a)(d)	375,255	$ 427,791
ZS Pharma, Inc. (d)	21,422	920,289
		217,813,073
TOTAL HEALTH CARE		1,916,011,096
INDUSTRIALS - 14.7%
Aerospace & Defense - 1.7%
AAR Corp.	136,468	3,497,675
AeroVironment, Inc. (a)(d)	65,978	1,828,250
Alliant Techsystems, Inc.	110,337	12,543,110
American Science & Engineering, Inc.	30,419	1,486,881
API Technologies Corp. (a)	126,577	266,445
Arotech Corp. (a)(d)	70,548	159,438
Astronics Corp. (a)(d)	61,783	3,028,603
Astrotech Corp. (a)(d)	39,511	109,445
BE Aerospace, Inc. (a)	343,929	26,781,751
Breeze Industrial Products Corp. (a)	10,964	111,285
CPI Aerostructures, Inc. (a)(d)	20,017	243,006
Cubic Corp. (d)	77,870	4,006,412
Curtiss-Wright Corp.	168,682	11,959,554
DigitalGlobe, Inc. (a)(d)	238,086	6,430,703
Ducommun, Inc. (a)	34,897	868,935
Engility Holdings, Inc. (a)	61,914	2,603,484
Erickson Air-Crane, Inc. (a)(d)	27,407	289,418
Esterline Technologies Corp. (a)	111,286	13,224,115
Exelis, Inc.	658,344	11,810,691
GenCorp, Inc. (non-vtg.) (a)(d)	209,446	3,497,748
HEICO Corp. (d)	104,282	5,527,989
HEICO Corp. Class A	113,603	5,140,536
Hexcel Corp. (a)	343,037	14,850,072
Huntington Ingalls Industries, Inc.	167,916	18,297,807
Innovative Solutions & Support, Inc. (a)	34,266	100,742
KEYW Holding Corp. (a)(d)	104,480	1,129,429
Kratos Defense & Security Solutions, Inc. (a)(d)	148,815	764,909
LMI Aerospace, Inc. (a)(d)	40,944	574,854
Micronet Enertec Technologies, Inc. (a)	8,571	31,370
Moog, Inc. Class A (a)	157,374	11,453,680
National Presto Industries, Inc. (d)	19,337	1,134,308
Orbital Sciences Corp. (a)(d)	211,700	5,762,474
SIFCO Industries, Inc.	6,788	219,931
Sparton Corp. (a)	27,651	687,957
Spirit AeroSystems Holdings, Inc. Class A (a)	445,935	19,224,258
Taser International, Inc. (a)(d)	179,776	3,861,588
Teledyne Technologies, Inc. (a)(d)	132,210	14,134,571
TransDigm Group, Inc.	169,219	33,469,826
Triumph Group, Inc.	184,578	12,562,379
Vectrus, Inc. (a)	36,574	1,033,581
		254,709,210
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	176,295	1,401,545
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Atlas Air Worldwide Holdings, Inc. (a)(d)	85,402	$ 3,898,601
Echo Global Logistics, Inc. (a)(d)	53,905	1,512,035
Forward Air Corp.	118,062	5,780,316
Hub Group, Inc. Class A (a)	126,075	4,742,942
Park-Ohio Holdings Corp.	30,894	1,735,316
Radiant Logistics, Inc. (a)	37,185	143,906
UTi Worldwide, Inc. (a)(d)	311,951	3,681,022
XPO Logistics, Inc. (a)(d)	179,359	6,937,606
		29,833,289
Airlines - 1.8%
Alaska Air Group, Inc.	460,983	27,211,826
Allegiant Travel Co. (d)	52,762	7,400,398
American Airlines Group, Inc.	2,478,668	120,289,698
CHC Group Ltd. (a)(d)	112,789	518,829
Hawaiian Holdings, Inc. (a)(d)	198,497	4,027,504
JetBlue Airways Corp. (a)(d)	780,240	11,414,911
Republic Airways Holdings, Inc. (a)	176,772	2,347,532
SkyWest, Inc.	180,939	2,261,738
Spirit Airlines, Inc. (a)	251,797	20,821,094
United Continental Holdings, Inc. (a)	1,278,437	78,278,698
		274,572,228
Building Products - 0.8%
A.O. Smith Corp. (d)	259,682	14,004,650
AAON, Inc.	148,597	3,078,930
Advanced Drain Systems, Inc. Del	44,227	1,039,777
American Woodmark Corp. (a)	43,110	1,717,071
Apogee Enterprises, Inc.	103,282	4,671,445
Armstrong World Industries, Inc. (a)	152,688	7,649,669
Builders FirstSource, Inc. (a)(d)	172,637	1,063,444
Continental Building Products, Inc. (a)	71,142	1,188,071
Fortune Brands Home & Security, Inc.	564,451	25,355,139
Gibraltar Industries, Inc. (a)	106,106	1,522,621
Griffon Corp.	169,928	2,115,604
Insteel Industries, Inc.	54,988	1,200,388
Lennox International, Inc.	154,812	14,501,240
Masonite International Corp. (a)	59,133	3,465,785
NCI Building Systems, Inc. (a)(d)	106,899	1,994,735
Norcraft Companies, Inc.	31,325	566,043
Nortek, Inc. (a)	52,283	4,168,524
Owens Corning	373,444	13,010,789
Patrick Industries, Inc. (a)	36,314	1,619,241
PGT, Inc. (a)	138,985	1,307,849
Ply Gem Holdings, Inc. (a)(d)	61,929	775,351
Quanex Building Products Corp. (d)	127,404	2,520,051
Simpson Manufacturing Co. Ltd.	150,324	4,990,757
Trex Co., Inc. (a)(d)	101,418	4,273,755
Universal Forest Products, Inc.	70,037	3,343,566
USG Corp. (a)(d)	338,691	9,757,688
		130,902,183

	Shares	Value
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	190,162	$ 5,151,489
ACCO Brands Corp. (a)	398,384	3,489,844
Acme United Corp.	1,357	24,290
Amrep Corp. (a)	2,745	10,623
ARC Document Solutions, Inc. (a)	127,869	1,231,378
Avalon Holdings Corp. Class A (a)	128	442
Brady Corp. Class A	171,982	4,299,550
Casella Waste Systems, Inc. Class A (a)	117,559	463,182
CECO Environmental Corp. (d)	73,503	1,040,802
Cenveo, Inc. (a)(d)	194,163	365,026
Civeo Corp.	362,468	3,414,449
Clean Harbors, Inc. (a)(d)	191,766	8,965,061
Command Security Corp. (a)	4,127	7,676
CompX International, Inc. Class A	729	8,850
Copart, Inc. (a)	388,861	14,131,209
Courier Corp.	28,388	391,471
Covanta Holding Corp. (d)	380,209	9,531,840
Deluxe Corp.	172,940	10,108,343
Ecology & Environment, Inc. Class A	5,634	49,072
Ennis, Inc.	84,717	1,127,583
Fuel Tech, Inc. (a)(d)	72,552	306,169
G&K Services, Inc. Class A	68,430	4,454,793
Healthcare Services Group, Inc.	246,803	7,443,578
Heritage-Crystal Clean, Inc. (a)	26,946	444,609
Herman Miller, Inc.	205,941	6,258,547
HNI Corp.	158,301	7,430,649
Hudson Technologies, Inc. (a)(d)	71,297	240,984
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)	12,843	62,802
InnerWorkings, Inc. (a)(d)	130,564	976,619
Interface, Inc.	206,587	3,123,595
Intersections, Inc. (d)	42,827	172,165
KAR Auction Services, Inc.	483,867	16,765,992
Kimball International, Inc. Class B	113,583	1,066,544
Knoll, Inc.	168,647	3,125,029
MagneGas Corp. (a)(d)	47,231	37,785
Matthews International Corp. Class A	103,908	4,787,042
McGrath RentCorp.	87,775	3,094,947
Metalico, Inc. (a)(d)	208,228	79,647
Mobile Mini, Inc.	148,925	6,178,898
Msa Safety, Inc.	109,856	6,034,390
Multi-Color Corp.	45,195	2,478,494
NL Industries, Inc.	19,361	146,950
Performant Financial Corp. (a)(d)	101,625	691,050
Perma-Fix Environmental Services, Inc. (a)	24,334	107,070
Quad/Graphics, Inc.	87,062	1,890,116
Quest Resource Holding Corp. (a)(d)	290,901	401,443
R.R. Donnelley & Sons Co. (d)	672,691	11,328,116
Rollins, Inc.	201,375	6,550,729
SP Plus Corp. (a)(d)	59,437	1,235,101
Standard Register Co. (a)(d)	7,636	31,537
Steelcase, Inc. Class A	269,770	4,726,370
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Swisher Hygiene, Inc. (a)(d)	36,476	$ 80,612
Team, Inc. (a)(d)	67,994	2,761,236
Tetra Tech, Inc.	220,994	6,006,617
The Brink's Co.	170,136	3,691,951
TRC Companies, Inc. (a)	70,527	482,405
U.S. Ecology, Inc. (d)	72,607	2,891,211
UniFirst Corp.	53,870	6,011,353
United Stationers, Inc.	140,267	5,759,363
Versar, Inc. (a)	11,390	33,942
Viad Corp.	77,914	1,872,273
Virco Manufacturing Co. (a)	17,110	45,513
Waste Connections, Inc.	430,752	20,335,802
West Corp.	82,531	2,578,268
		218,034,486
Construction & Engineering - 0.6%
AECOM Technology Corp. (a)(d)	472,357	15,120,148
Aegion Corp. (a)(d)	132,798	2,529,802
Ameresco, Inc. Class A (a)(d)	58,398	450,249
Argan, Inc.	40,170	1,276,201
Chicago Bridge & Iron Co. NV (d)	352,740	17,647,582
Comfort Systems U.S.A., Inc.	133,880	1,923,856
Dycom Industries, Inc. (a)(d)	117,169	3,584,200
EMCOR Group, Inc.	231,845	10,050,481
Furmanite Corp. (a)(d)	137,457	872,852
Goldfield Corp.	60,575	127,208
Granite Construction, Inc.	134,097	4,807,377
Great Lakes Dredge & Dock Corp. (a)(d)	202,486	1,534,844
Integrated Electrical Services, Inc. (a)	39,773	304,661
KBR, Inc.	511,747	8,617,819
Layne Christensen Co. (a)(d)	69,984	496,886
MasTec, Inc. (a)(d)	220,400	5,311,640
MYR Group, Inc. (a)	82,089	2,130,210
Northwest Pipe Co. (a)(d)	32,983	1,089,758
Orion Marine Group, Inc. (a)	91,416	1,003,748
Pike Corp. (a)(d)	85,970	1,028,201
Primoris Services Corp.	124,416	3,253,478
Sterling Construction Co., Inc. (a)	60,041	401,674
Tutor Perini Corp. (a)(d)	141,192	3,565,098
Willdan Group, Inc. (a)(d)	21,298	388,050
		87,516,023
Electrical Equipment - 1.1%
Active Power, Inc. (a)(d)	47,662	89,605
Acuity Brands, Inc.	147,326	20,360,453
Allied Motion Technologies, Inc.	14,531	316,485
American Electric Technologies, Inc. (a)	11,601	67,518
American Superconductor Corp. (a)(d)	197,700	194,735
AZZ, Inc. (d)	91,441	4,094,728
Babcock & Wilcox Co.	384,328	11,387,639
Broadwind Energy, Inc. (a)	50,197	349,371
Capstone Turbine Corp. (a)(d)	1,142,904	960,039

	Shares	Value
Digital Power Corp. (a)	4,959	$ 6,744
Encore Wire Corp. (d)	69,613	2,552,709
EnerSys	163,080	9,903,848
Enphase Energy, Inc. (a)(d)	73,004	767,272
Espey Manufacturing & Electronics Corp.	5,358	122,805
Franklin Electric Co., Inc. (d)	135,690	5,096,516
FuelCell Energy, Inc. (a)(d)	837,400	1,398,458
Generac Holdings, Inc. (a)(d)	237,695	10,311,209
General Cable Corp.	173,857	2,392,272
Global Power Equipment Group, Inc.	46,800	606,996
GrafTech International Ltd. (a)(d)	407,460	1,662,437
Hubbell, Inc. Class B	186,963	19,967,648
Ideal Power, Inc. (a)(d)	10,507	78,172
Lime Energy Co. (a)	4,467	14,250
LSI Industries, Inc.	61,904	417,233
MagneTek, Inc. (a)	6,645	277,695
Ocean Power Technologies, Inc. (a)	52,155	54,241
Orion Energy Systems, Inc. (a)	65,072	291,523
Plug Power, Inc. (a)(d)	519,981	1,986,327
Polypore International, Inc. (a)(d)	153,378	7,892,832
Powell Industries, Inc.	33,460	1,423,723
Power Solutions International, Inc. (a)(d)	16,088	1,056,177
PowerSecure International, Inc. (a)(d)	76,447	765,999
Preformed Line Products Co.	9,836	464,062
Real Goods Solar, Inc. Class A (a)(d)	121,429	95,929
Regal-Beloit Corp.	160,538	11,610,108
Revolution Lighting Technologies, Inc. (a)(d)	124,109	151,413
Sensata Technologies Holding BV (a)(d)	595,408	29,514,375
SL Industries, Inc. (a)	15,027	578,389
SolarCity Corp. (a)(d)	167,396	9,206,780
Thermon Group Holdings, Inc. (a)(d)	116,087	2,808,145
Ultralife Corp. (a)	43,594	125,987
Vicor Corp. (a)	64,365	785,253
ZBB Energy Corp. (a)	71,337	42,816
		162,250,916
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	223,580	19,988,052
Raven Industries, Inc. (d)	129,668	2,917,530
		22,905,582
Machinery - 3.5%
Accuride Corp. (a)	132,658	620,839
Actuant Corp. Class A (d)	251,952	7,397,311
Adept Technology, Inc. (a)(d)	40,541	349,463
AGCO Corp. (d)	296,134	12,493,893
Alamo Group, Inc.	26,680	1,270,768
Albany International Corp. Class A	100,741	3,764,691
Allison Transmission Holdings, Inc.	570,639	18,768,317
Altra Industrial Motion Corp. (d)	94,746	2,902,070
American Railcar Industries, Inc.	32,423	1,912,309
Art's-Way Manufacturing Co., Inc.	9,831	52,203
Astec Industries, Inc.	69,250	2,719,448
Barnes Group, Inc.	168,850	6,201,861
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Blount International, Inc. (a)	172,961	$ 2,840,020
Briggs & Stratton Corp.	162,631	3,260,752
Chart Industries, Inc. (a)(d)	103,493	4,109,707
Chicago Rivet & Machine Co.	772	23,739
CIRCOR International, Inc.	63,729	4,266,657
CLARCOR, Inc. (d)	174,986	11,529,828
Colfax Corp. (a)(d)	319,800	16,479,294
Columbus McKinnon Corp. (NY Shares)	62,931	1,680,887
Commercial Vehicle Group, Inc. (a)	82,863	542,753
Crane Co.	168,761	9,961,962
Donaldson Co., Inc.	440,048	17,161,872
Douglas Dynamics, Inc.	80,123	1,845,233
Dynamic Materials Corp.	47,080	755,163
Eastern Co.	14,302	240,560
Energy Recovery, Inc. (a)(d)	141,452	671,897
EnPro Industries, Inc. (a)	82,779	5,340,901
ESCO Technologies, Inc. (d)	95,557	3,441,963
ExOne Co. (a)(d)	33,912	791,506
Federal Signal Corp.	221,782	3,308,987
FreightCar America, Inc.	47,091	1,362,343
Global Brass & Copper Holdings, Inc.	80,528	986,468
Gorman-Rupp Co.	63,289	1,980,946
Graco, Inc.	211,255	16,921,526
Graham Corp.	37,894	1,150,841
Greenbrier Companies, Inc. (d)	83,214	4,616,713
Hardinge, Inc.	28,207	345,536
Harsco Corp.	290,912	5,632,056
Hillenbrand, Inc. (d)	215,614	6,934,146
Hurco Companies, Inc.	19,282	669,471
Hyster-Yale Materials Handling Class A	38,190	2,803,528
IDEX Corp.	269,316	20,686,162
ITT Corp.	307,329	12,723,421
John Bean Technologies Corp.	99,102	3,006,755
Kadant, Inc.	39,201	1,564,120
Kennametal, Inc. (d)	268,384	9,881,899
Key Technology, Inc. (a)	12,346	151,239
L.B. Foster Co. Class A	33,294	1,543,177
Lincoln Electric Holdings, Inc.	275,724	19,863,157
Lindsay Corp. (d)	46,579	4,095,691
LiqTech International, Inc. (a)	90,569	112,306
Lydall, Inc. (a)	60,920	1,618,644
Manitex International, Inc. (a)(d)	43,889	483,218
Manitowoc Co., Inc.	459,814	9,260,654
Meritor, Inc. (a)(d)	336,860	4,742,989
MFRI, Inc. (a)	13,428	113,064
Middleby Corp. (a)	197,049	18,845,766
Miller Industries, Inc.	29,446	527,672
Mueller Industries, Inc.	200,620	6,582,342
Mueller Water Products, Inc. Class A	561,955	5,332,953
Navistar International Corp. (a)(d)	235,713	8,438,525
NN, Inc.	61,408	1,300,007

	Shares	Value
Nordson Corp.	210,276	$ 16,433,069
Omega Flex, Inc.	5,411	161,735
Oshkosh Truck Corp.	287,502	13,052,591
PMFG, Inc. (a)(d)	53,404	348,194
Proto Labs, Inc. (a)(d)	73,469	4,768,138
RBC Bearings, Inc. (d)	85,056	5,407,860
Rexnord Corp. (a)(d)	348,193	9,592,717
SPX Corp.	151,748	13,610,278
Standex International Corp.	46,541	3,396,097
Sun Hydraulics Corp.	87,313	3,516,095
Supreme Industries, Inc. Class A	16,037	114,825
Taylor Devices, Inc. (a)	3,820	36,672
Tecumseh Products Co. (a)	49,815	159,408
Tennant Co.	67,060	4,523,197
Terex Corp. (d)	381,012	10,935,044
The L.S. Starrett Co. Class A	18,776	271,876
Timken Co.	266,546	11,405,503
Titan International, Inc. (d)	188,051	1,861,705
Toro Co.	195,916	12,867,763
TriMas Corp. (a)	147,403	4,588,655
Trinity Industries, Inc. (d)	532,900	17,084,774
Twin Disc, Inc.	28,396	649,700
Valmont Industries, Inc. (d)	87,987	11,897,602
Wabash National Corp. (a)(d)	244,547	2,638,662
WABCO Holdings, Inc. (a)	193,297	19,836,138
Wabtec Corp.	327,181	28,952,247
Watts Water Technologies, Inc. Class A	99,738	6,030,159
Woodward, Inc.	207,260	10,711,197
WSI Industries, Inc.	5,668	38,202
Xerium Technologies, Inc. (a)	44,737	636,160
		536,510,452
Marine - 0.2%
Baltic Trading Ltd. (d)	148,093	465,012
International Shipholding Corp.	22,466	370,015
Kirby Corp. (a)	190,700	18,333,898
Matson, Inc.	149,156	5,251,783
Rand Logistics, Inc. (a)(d)	41,510	179,738
		24,600,446
Professional Services - 1.2%
Acacia Research Corp. (d)	177,375	3,373,673
Advisory Board Co. (a)(d)	126,478	5,387,963
Barrett Business Services, Inc.	25,887	564,854
CBIZ, Inc. (a)(d)	163,829	1,417,121
CDI Corp.	49,390	848,520
Corp. Resources Services, Inc. (a)(d)	34,388	41,266
Corporate Executive Board Co.	113,872	8,336,569
CRA International, Inc. (a)	28,045	834,339
CTPartners Executive Search, Inc. (a)	14,836	314,523
DLH Holdings Corp. (a)	2,300	6,049
Exponent, Inc.	47,976	3,649,055
Franklin Covey Co. (a)	43,785	826,661
FTI Consulting, Inc. (a)(d)	136,944	5,309,319
GP Strategies Corp. (a)	66,351	2,011,762
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Heidrick & Struggles International, Inc.	50,842	$ 1,017,857
Hill International, Inc. (a)	133,198	486,173
Hudson Global, Inc. (a)	73,448	206,022
Huron Consulting Group, Inc. (a)	79,894	5,525,469
ICF International, Inc. (a)	69,969	2,713,398
IHS, Inc. Class A (a)	221,983	27,184,038
Insperity, Inc.	79,669	2,601,193
Kelly Services, Inc. Class A (non-vtg.)	92,870	1,433,913
Kforce, Inc.	104,013	2,427,663
Korn/Ferry International (a)(d)	172,794	4,691,357
Lightbridge Corp. (a)(d)	43,052	88,257
Luna Innovations, Inc. (a)	26,569	39,322
Manpower, Inc.	273,981	18,318,370
Marathon Patent Group, Inc. (a)	2,320	34,661
Mastech Holdings, Inc.	3,140	35,576
MISTRAS Group, Inc. (a)	57,199	977,531
Navigant Consulting, Inc. (a)	183,680	2,571,520
Odyssey Marine Exploration, Inc. (a)(d)	239,959	283,152
On Assignment, Inc. (a)	163,696	5,030,378
Paylocity Holding Corp. (a)(d)	22,619	657,987
Pendrell Corp. (a)	486,872	686,490
RCM Technologies, Inc. (a)	26,829	216,510
Resources Connection, Inc.	137,971	2,093,020
RPX Corp. (a)	154,842	2,031,527
Spherix, Inc. (a)(d)	91,248	110,410
Towers Watson & Co.	226,189	25,550,309
TriNet Group, Inc. (d)	80,097	2,535,871
TrueBlue, Inc. (a)(d)	140,541	3,225,416
Verisk Analytics, Inc. (a)	512,751	31,780,307
VSE Corp.	14,777	795,298
WageWorks, Inc. (a)(d)	105,542	6,165,764
		184,436,433
Road & Rail - 1.3%
AMERCO	20,875	5,807,425
ArcBest Corp.	85,402	3,708,155
Avis Budget Group, Inc. (a)	369,306	22,213,756
Celadon Group, Inc.	79,105	1,743,474
Con-way, Inc.	196,297	9,724,553
Covenant Transport Group, Inc. Class A (a)	37,474	984,817
Genesee & Wyoming, Inc. Class A (a)(d)	176,817	17,432,388
Heartland Express, Inc.	175,925	4,667,290
Hertz Global Holdings, Inc. (a)	1,544,146	36,658,026
J.B. Hunt Transport Services, Inc.	305,616	25,222,488
Knight Transportation, Inc.	212,636	7,074,400
Landstar System, Inc.	162,545	13,065,367
Marten Transport Ltd.	92,034	1,978,731
Old Dominion Freight Lines, Inc. (a)	244,581	19,820,844
P.A.M. Transportation Services, Inc. (a)	12,026	546,461
Patriot Transportation Holding, Inc. (a)(d)	17,345	653,560
Quality Distribution, Inc. (a)(d)	101,880	1,229,692

	Shares	Value
Roadrunner Transportation Systems, Inc. (a)(d)	88,451	$ 1,991,032
Saia, Inc. (a)(d)	87,509	4,854,124
Swift Transporation Co. (a)(d)	293,693	8,537,656
U.S.A. Truck, Inc. (a)(d)	28,518	570,075
Universal Truckload Services, Inc.	26,968	740,541
Werner Enterprises, Inc. (d)	167,017	5,180,867
YRC Worldwide, Inc. (a)(d)	89,390	2,146,254
		196,551,976
Trading Companies & Distributors - 0.8%
Aceto Corp. (d)	93,350	1,960,350
AeroCentury Corp. (a)(d)	740	5,957
Air Lease Corp. Class A	308,316	11,725,257
Aircastle Ltd.	233,960	4,842,972
Applied Industrial Technologies, Inc.	152,841	7,166,714
Beacon Roofing Supply, Inc. (a)(d)	172,145	4,661,687
BlueLinx Corp. (a)(d)	73,361	85,832
CAI International, Inc. (a)(d)	61,359	1,307,560
DXP Enterprises, Inc. (a)(d)	40,081	2,355,160
Empire Resources, Inc.	161	768
Essex Rental Corp. (a)	27,827	35,062
GATX Corp. (d)	159,648	9,888,597
H&E Equipment Services, Inc.	103,365	3,617,775
HD Supply Holdings, Inc. (a)	370,318	10,768,847
Houston Wire & Cable Co.	50,293	644,756
Kaman Corp.	99,263	3,905,006
Lawson Products, Inc. (a)	23,255	529,749
MRC Global, Inc. (a)	347,646	7,025,926
MSC Industrial Direct Co., Inc. Class A	158,651	12,322,423
Now, Inc. (d)	364,773	9,768,621
Rush Enterprises, Inc. Class A (a)(d)	125,536	4,403,803
Stock Building Supply Holdings, Inc. (a)	50,213	803,910
TAL International Group, Inc.	117,763	5,203,947
Textainer Group Holdings Ltd.	68,600	2,387,280
Titan Machinery, Inc. (a)(d)	64,538	828,023
Transcat, Inc. (a)	4,695	46,105
Veritiv Corp. (a)(d)	27,144	1,363,986
Watsco, Inc.	93,781	9,518,772
WESCO International, Inc. (a)(d)	150,116	12,368,057
Willis Lease Finance Corp. (a)	19,324	421,070
		129,963,972
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	192,573	2,694,096
TOTAL INDUSTRIALS		2,255,481,292
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.2%
ADTRAN, Inc. (d)	197,013	4,115,602
Alliance Fiber Optic Products, Inc. (d)	49,056	622,030
Applied Optoelectronics, Inc. (a)(d)	25,005	271,304
Arista Networks, Inc. (d)	16,167	1,226,590
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Arris Group, Inc. (a)	425,675	$ 12,672,345
Aruba Networks, Inc. (a)	374,801	7,012,527
Aviat Networks, Inc. (a)	198,244	299,348
Bel Fuse, Inc. Class B (non-vtg.)	34,073	902,253
Black Box Corp.	57,867	1,341,357
Brocade Communications Systems, Inc.	1,527,232	17,272,994
CalAmp Corp. (a)(d)	110,023	2,056,330
Calix Networks, Inc. (a)(d)	146,257	1,550,324
Ciena Corp. (a)(d)	352,704	5,830,197
Clearfield, Inc. (a)(d)	36,827	482,434
ClearOne, Inc.	17,545	164,397
CommScope Holding Co., Inc. (a)	281,031	6,238,888
Communications Systems, Inc.	9,294	106,695
Comtech Telecommunications Corp.	62,000	2,460,780
Digi International, Inc. (a)	79,767	569,536
EchoStar Holding Corp. Class A (a)	148,896	8,022,516
EMCORE Corp. (a)	83,286	433,087
Emulex Corp. (a)(d)	343,768	1,859,785
Energous Corp. (d)	12,811	115,555
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)(d)	334,521	1,210,966
Finisar Corp. (a)(d)	324,189	5,527,422
Harmonic, Inc. (a)(d)	364,484	2,551,388
Infinera Corp. (a)(d)	415,664	5,665,500
InfoSonics Corp. (a)(d)	41,938	52,423
InterDigital, Inc. (d)	140,409	7,003,601
Interphase Corp. (a)	11,825	30,036
Inventergy Global, Inc.	23,240	18,127
Ixia (a)(d)	193,434	2,005,911
JDS Uniphase Corp. (a)(d)	807,783	10,775,825
KVH Industries, Inc. (a)	40,349	493,065
Lantronix, Inc. (a)	2,994	5,599
Meru Networks, Inc. (a)(d)	52,324	193,599
NETGEAR, Inc. (a)(d)	134,826	4,681,159
Novatel Wireless, Inc. (a)	106,918	333,584
NumereX Corp. Class A (a)(d)	42,907	471,119
Oclaro, Inc. (a)(d)	344,328	619,790
Oplink Communications, Inc.	58,370	1,410,803
Optical Cable Corp.	11,466	51,597
Palo Alto Networks, Inc. (a)(d)	213,385	26,246,355
Parkervision, Inc. (a)(d)	336,237	346,324
PC-Tel, Inc.	57,568	473,785
Plantronics, Inc.	151,062	7,880,905
Polycom, Inc. (a)	484,718	6,383,736
Procera Networks, Inc. (a)(d)	67,503	463,071
Relm Wireless Corp. (a)	28,926	143,184
Resonant, Inc.	3,593	29,391
Riverbed Technology, Inc. (a)	549,581	11,362,587
Ruckus Wireless, Inc. (a)(d)	183,342	2,101,099
ShoreTel, Inc. (a)	214,620	1,605,358
Sonus Networks, Inc. (a)	960,885	3,555,275

	Shares	Value
Technical Communications Corp. (a)	2,835	$ 11,680
Tessco Technologies, Inc.	20,333	567,697
Ubiquiti Networks, Inc. (d)	87,282	2,522,450
ViaSat, Inc. (a)(d)	151,458	10,041,665
Westell Technologies, Inc. Class A (a)	150,024	196,531
xG Technology, Inc. (a)	51,074	68,439
Zhone Technologies, Inc. (a)(d)	84,494	183,352
		192,911,272
Electronic Equipment & Components - 2.3%
Acorn Energy, Inc. (a)(d)	65,930	65,930
ADDvantage Technologies Group, Inc. (a)(d)	11,928	32,086
Advanced Photonix, Inc. Class A (a)	41,087	17,257
Agilysys, Inc. (a)	46,798	574,679
Anixter International, Inc.	92,980	8,079,962
Arrow Electronics, Inc. (a)	343,860	20,095,178
Avnet, Inc.	475,223	20,810,015
AVX Corp.	208,774	2,983,380
Badger Meter, Inc.	51,607	2,843,030
Belden, Inc. (d)	150,875	11,018,401
Benchmark Electronics, Inc. (a)	187,285	4,453,637
CDW Corp.	361,274	12,673,492
Checkpoint Systems, Inc. (a)	146,940	1,874,954
Chyronhego Corp. (a)(d)	81,146	227,209
ClearSign Combustion Corp. (a)(d)	26,018	204,241
Cognex Corp. (a)	290,088	11,809,482
Coherent, Inc. (a)	85,373	4,726,249
Control4 Corp. (a)	29,417	443,608
CTS Corp.	113,780	1,954,740
CUI Global, Inc. (a)(d)	68,064	504,354
Daktronics, Inc.	137,251	1,637,404
Digital Ally, Inc. (a)(d)	4,790	63,994
Dolby Laboratories, Inc. Class A	174,391	7,739,473
DTS, Inc. (a)(d)	59,499	1,918,843
Dynasil Corp. of America (a)	9,408	13,642
Echelon Corp. (a)	108,441	196,278
Elecsys Corp. (a)	6,292	109,355
Electro Rent Corp.	50,058	698,309
Electro Scientific Industries, Inc.	80,453	576,848
eMagin Corp. (a)(d)	60,537	147,710
Fabrinet (a)(d)	101,982	1,710,238
FARO Technologies, Inc. (a)(d)	58,086	3,190,664
FEI Co.	143,797	12,314,775
Frequency Electronics, Inc. (a)	13,041	138,887
Giga-Tronics, Inc. (a)	16,884	28,196
GSI Group, Inc. (a)	82,959	1,051,920
I. D. Systems Inc. (a)	39,946	255,255
Identiv, Inc. (a)	40,037	462,427
IEC Electronics Corp. (a)	18,101	95,935
II-VI, Inc. (a)	198,435	2,633,232
Image Sensing Systems, Inc. (a)	2,863	7,301
Ingram Micro, Inc. Class A (a)	529,517	14,524,651
Insight Enterprises, Inc. (a)	143,877	3,371,038
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Intellicheck Mobilisa, Inc. (a)(d)	10,716	$ 37,827
IntriCon Corp. (a)	8,644	54,025
InvenSense, Inc. (a)(d)	238,087	3,449,881
IPG Photonics Corp. (a)(d)	118,885	8,570,420
Iteris, Inc. (a)	62,428	120,486
Itron, Inc. (a)(d)	140,706	5,684,522
Jabil Circuit, Inc.	687,100	14,257,325
KEMET Corp. (a)	140,529	566,332
KEY Tronic Corp. (a)	23,864	196,162
Keysight Technologies, Inc. (a)	620,000	21,824,000
Kimball Electronics, Inc. (a)	85,187	937,057
Knowles Corp. (a)(d)	293,201	6,124,969
LGL Group, Inc. (a)	3,009	10,501
LightPath Technologies, Inc. Class A (a)	21,115	25,760
Littelfuse, Inc.	79,122	7,605,998
LoJack Corp. (a)	53,454	145,395
LRAD Corp. (a)	77,211	212,330
Maxwell Technologies, Inc. (a)(d)	97,463	1,002,894
Mercury Systems, Inc. (a)	112,485	1,453,306
Mesa Laboratories, Inc.	9,752	718,820
Methode Electronics, Inc. Class A	122,330	4,740,288
MicroVision, Inc. (a)(d)	165,273	298,318
MOCON, Inc.	7,499	127,858
MTS Systems Corp.	54,921	3,642,910
Multi-Fineline Electronix, Inc. (a)	26,557	268,757
Napco Security Technolgies, Inc. (a)	24,581	112,089
National Instruments Corp.	346,565	11,155,927
Neonode, Inc. (a)(d)	105,122	257,549
NetList, Inc. (a)(d)	140,493	112,408
Newport Corp. (a)	137,508	2,421,516
OSI Systems, Inc. (a)	68,107	4,806,311
Par Technology Corp. (a)	27,309	154,296
Park Electrochemical Corp.	73,421	1,806,157
PC Connection, Inc.	55,090	1,232,363
PC Mall, Inc. (a)	21,739	209,781
Perceptron, Inc.	29,613	297,611
Planar Systems, Inc. (a)	57,193	427,232
Plexus Corp. (a)	118,117	4,607,744
RadiSys Corp. (a)	102,374	245,698
RealD, Inc. (a)(d)	152,655	1,747,900
Research Frontiers, Inc. (a)(d)	65,008	329,591
RF Industries Ltd.	13,982	60,123
Richardson Electronics Ltd.	36,856	372,983
Rofin-Sinar Technologies, Inc. (a)(d)	102,650	2,763,338
Rogers Corp. (a)	64,795	4,588,782
Sanmina Corp. (a)	283,697	6,978,946
ScanSource, Inc. (a)	97,450	3,786,907
Sigmatron International, Inc. (a)(d)	11,463	92,736
Speed Commerce, Inc. (a)(d)	152,616	453,270
Superconductor Technologies, Inc. (a)(d)	18,678	53,979
SYNNEX Corp.	95,762	6,841,237

	Shares	Value
Tech Data Corp. (a)	131,415	$ 8,191,097
Trimble Navigation Ltd. (a)(d)	898,844	25,279,988
TTM Technologies, Inc. (a)(d)	184,245	1,245,496
Uni-Pixel, Inc. (a)(d)	35,725	226,139
Universal Display Corp. (a)(d)	143,935	3,992,757
Viasystems Group, Inc. (a)	15,355	239,999
Vishay Intertechnology, Inc.	421,846	5,851,004
Vishay Precision Group, Inc. (a)	39,013	652,687
Wayside Technology Group, Inc.	13,442	238,730
Wireless Telecom Group, Inc. (a)	35,461	94,681
Zebra Technologies Corp. Class A (a)	174,330	12,752,240
		355,035,692
Internet Software & Services - 2.9%
Actua Corp. (a)(d)	141,040	2,377,934
Aerohive Networks, Inc. (d)	38,468	187,339
Amber Road, Inc. (a)(d)	30,228	356,690
Angie's List, Inc. (a)(d)	147,217	874,469
AOL, Inc. (a)(d)	272,585	12,582,524
ARI Network Services, Inc. (a)	19,079	74,217
Autobytel, Inc. (a)	31,669	336,641
Bankrate, Inc. (a)(d)	195,425	2,284,518
Bazaarvoice, Inc. (a)(d)	176,015	1,295,470
Benefitfocus, Inc. (a)(d)	27,228	737,607
Blucora, Inc. (a)(d)	144,414	2,052,123
Borderfree, Inc. (a)(d)	22,635	226,576
Bridgeline Digital, Inc. (a)	24,241	18,532
Brightcove, Inc. (a)(d)	98,590	604,357
BroadVision, Inc. (a)(d)	7,417	50,436
Carbonite, Inc. (a)	60,557	707,911
Care.com, Inc. (d)	18,447	156,800
ChannelAdvisor Corp. (a)(d)	79,363	1,396,789
comScore, Inc. (a)(d)	120,662	5,305,508
Constant Contact, Inc. (a)(d)	108,170	3,534,996
Conversant, Inc. (a)(d)	216,825	7,593,212
Cornerstone OnDemand, Inc. (a)(d)	161,983	5,146,200
CoStar Group, Inc. (a)	109,974	18,724,173
Crexendo, Inc. (a)	12,555	25,110
Cvent, Inc. (a)(d)	61,813	1,664,006
DealerTrack Holdings, Inc. (a)(d)	150,316	7,088,903
Demand Media, Inc. (a)	34,488	192,443
Demandware, Inc. (a)(d)	107,874	6,040,944
Dice Holdings, Inc. (a)(d)	145,947	1,586,444
Digital River, Inc. (a)	103,713	2,633,273
E2open, Inc. (a)(d)	56,380	379,437
EarthLink Holdings Corp.	353,573	1,552,185
eGain Communications Corp. (a)(d)	38,816	199,514
Endurance International Group Holdings, Inc. (a)(d)	110,346	1,833,951
Envestnet, Inc. (a)	108,097	5,529,162
Equinix, Inc.	187,951	42,696,829
Everyday Health, Inc. (d)	26,157	338,472
Five9, Inc. (d)	34,649	152,802
Global Eagle Entertainment, Inc. (a)(d)	183,765	2,436,724
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
GlowPoint, Inc. (a)	51,449	$ 66,884
Gogo, Inc. (a)(d)	179,207	2,835,055
GrubHub, Inc.	59,605	2,193,464
HomeAway, Inc. (a)(d)	283,419	8,888,020
IAC/InterActiveCorp	264,868	17,290,583
Internap Network Services Corp. (a)	201,642	1,599,021
Internet Patents Corp. (a)	283	843
IntraLinks Holdings, Inc. (a)	131,309	1,428,642
Inuvo, Inc. (a)	97,208	126,370
iPass, Inc. (a)	313,015	431,961
j2 Global, Inc. (d)	154,754	8,749,791
Limelight Networks, Inc. (a)	185,560	506,579
LinkedIn Corp. (a)(d)	352,991	79,871,274
Liquidity Services, Inc. (a)(d)	90,620	952,416
LiveDeal, Inc. (a)(d)	32,301	98,518
LivePerson, Inc. (a)	177,068	2,291,260
Local Corp. (a)(d)	111,866	167,799
LogMeIn, Inc. (a)(d)	79,339	4,012,173
LookSmart Ltd. (a)	19,066	22,879
Marchex, Inc. Class B	95,261	345,797
Marin Software, Inc. (a)(d)	49,781	429,112
Marketo, Inc. (a)(d)	99,681	3,185,805
MeetMe, Inc. (a)(d)	143,707	249,332
Millennial Media, Inc. (a)(d)	159,047	276,742
Monster Worldwide, Inc. (a)(d)	344,947	1,500,519
Net Element International, Inc. (a)(d)	9,424	14,984
NIC, Inc.	213,189	3,841,666
Onvia.com, Inc. (a)	2,326	10,444
Opower, Inc. (d)	21,652	337,122
Pandora Media, Inc. (a)(d)	619,433	12,178,053
Perficient, Inc. (a)	119,685	2,071,747
Q2 Holdings, Inc. (a)	27,222	506,057
QuinStreet, Inc. (a)	98,885	447,949
Rackspace Hosting, Inc. (a)(d)	402,619	18,484,238
RealNetworks, Inc. (a)	72,712	509,711
Reis, Inc.	22,987	578,353
Rightside Group Ltd. (a)	34,488	279,698
Rocket Fuel, Inc. (a)(d)	61,448	1,004,675
SciQuest, Inc. (a)(d)	91,881	1,369,946
Selectica, Inc. (a)	17,570	97,514
Shutterstock, Inc. (a)(d)	50,624	3,805,912
Spark Networks, Inc. (a)(d)	80,921	312,355
SPS Commerce, Inc. (a)(d)	57,155	3,330,993
Stamps.com, Inc. (a)(d)	52,541	2,482,562
Support.com, Inc. (a)	167,715	345,493
Synacor, Inc. (a)(d)	47,778	77,878
TechTarget, Inc. (a)	54,121	547,705
Textura Corp. (a)	60,822	1,457,295
TheStreet.com, Inc.	85,257	189,271
Travelzoo, Inc. (a)(d)	32,602	428,064
Tremor Video, Inc. (a)(d)	117,265	287,299

	Shares	Value
TrueCar, Inc. (d)	50,792	$ 973,175
Trulia, Inc. (a)(d)	122,007	6,201,616
Twitter, Inc.	1,704,503	71,145,955
United Online, Inc.	42,358	553,195
Unwired Planet, Inc. (a)(d)	324,432	444,472
Viggle, Inc. (a)(d)	18,980	66,050
Web.com Group, Inc. (a)(d)	162,709	2,761,172
WebMD Health Corp. (a)(d)	131,756	4,814,364
World Energy Solutions, Inc. (a)	5,170	28,125
XO Group, Inc. (a)	84,893	1,230,949
Xoom Corp. (a)(d)	98,435	1,379,074
Yelp, Inc. (a)(d)	200,936	11,471,436
YuMe, Inc. (a)(d)	33,835	181,356
Zillow, Inc. (a)(d)	86,372	10,222,990
Zix Corp. (a)(d)	180,557	570,560
		445,537,533
IT Services - 2.5%
Acxiom Corp. (a)	264,431	5,032,122
Amdocs Ltd.	551,438	26,879,845
Blackhawk Network Holdings, Inc. (a)(d)	55,728	2,024,041
Blackhawk Network Holdings, Inc. (a)	115,000	4,104,350
Booz Allen Hamilton Holding Corp. Class A	289,071	7,865,622
Broadridge Financial Solutions, Inc.	409,739	18,557,079
CACI International, Inc. Class A (a)	78,671	7,016,666
Cardtronics, Inc. (a)(d)	151,336	5,926,318
Cartesian, Inc. (a)	2,929	12,975
Cass Information Systems, Inc.	30,537	1,390,350
Ciber, Inc. (a)	226,365	685,886
Computer Task Group, Inc.	44,089	410,909
Convergys Corp. (d)	345,643	7,206,657
CoreLogic, Inc. (a)	310,531	10,315,840
CSG Systems International, Inc.	120,782	3,034,044
CSP, Inc.	3,555	28,902
Datalink Corp. (a)	72,718	888,614
DST Systems, Inc.	119,797	11,889,852
Edgewater Technology, Inc. (a)	28,583	218,660
EPAM Systems, Inc. (a)(d)	84,110	4,292,133
Euronet Worldwide, Inc. (a)(d)	166,226	9,652,744
EVERTEC, Inc.	239,314	5,274,481
ExlService Holdings, Inc. (a)	105,564	2,958,959
FleetCor Technologies, Inc. (a)	253,096	38,442,751
Forrester Research, Inc.	46,079	1,829,797
Gartner, Inc. Class A (a)	317,252	27,118,701
Genpact Ltd. (a)	536,271	9,663,603
Global Cash Access Holdings, Inc. (a)	233,817	1,660,101
Global Payments, Inc.	243,203	21,003,011
Hackett Group, Inc.	102,623	912,318
Heartland Payment Systems, Inc.	125,346	6,833,864
Higher One Holdings, Inc. (a)	107,033	382,108
iGATE Corp. (a)(d)	122,084	4,511,004
Information Services Group, Inc.	84,828	335,919
Innodata, Inc. (a)	58,124	167,397
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
InterCloud Systems, Inc. (a)(d)	34,989	$ 127,010
Jack Henry & Associates, Inc.	264,775	16,273,072
Leidos Holdings, Inc.	214,994	8,687,908
Lionbridge Technologies, Inc. (a)	195,313	990,237
ManTech International Corp. Class A	86,321	2,599,989
Mattersight Corp. (a)(d)	37,173	220,436
Maximus, Inc.	234,148	12,267,014
ModusLink Global Solutions, Inc. (a)(d)	116,317	385,009
MoneyGram International, Inc. (a)(d)	110,529	952,760
NCI, Inc. Class A (a)	29,120	349,149
Neustar, Inc. Class A (a)(d)	212,784	5,798,364
Newtek Business Services Corp. (a)	1,100	15,708
PFSweb, Inc. (a)(d)	60,946	665,530
Planet Payment, Inc. (a)	147,113	238,323
PRG-Schultz International, Inc. (a)	96,195	500,214
Sabre Corp.	133,592	2,503,514
Sapient Corp. (a)	403,236	9,959,929
Science Applications International Corp.	150,289	7,609,132
ServiceSource International, Inc. (a)(d)	189,283	770,382
StarTek, Inc. (a)	22,269	186,837
Sykes Enterprises, Inc. (a)	140,929	3,265,325
Syntel, Inc. (a)	113,836	5,065,702
Sysorex Global Holdings Corp. (a)	4,486	5,383
Teletech Holdings, Inc. (a)	76,566	1,789,347
Unisys Corp. (a)(d)	174,113	4,652,299
Vantiv, Inc. (a)	483,077	16,299,018
VeriFone Systems, Inc. (a)(d)	382,694	13,646,868
Virtusa Corp. (a)	90,504	3,626,495
WEX, Inc. (a)(d)	133,449	15,090,413
WidePoint Corp. (a)(d)	237,346	360,766
WPCS International, Inc. (a)(d)	41,018	20,427
		383,450,183
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc. (a)(d)	130,785	2,671,938
Advanced Micro Devices, Inc. (a)(d)	2,216,181	6,183,145
AEHR Test Systems (a)	9,000	24,030
Aetrium, Inc. (a)	674	2,386
Alpha & Omega Semiconductor Ltd. (a)	32,182	276,122
Amkor Technology, Inc. (a)(d)	471,329	3,153,191
Amtech Systems, Inc. (a)	29,907	265,275
ANADIGICS, Inc. (a)(d)	271,811	217,884
Applied Micro Circuits Corp. (a)(d)	262,592	1,551,919
Ascent Solar Technologies, Inc. (a)(d)	11,267	18,929
Atmel Corp. (a)	1,449,962	11,469,199
Audience, Inc. (a)(d)	35,929	125,033
Axcelis Technologies, Inc. (a)	355,900	765,185
AXT, Inc. (a)	97,992	251,839
Brooks Automation, Inc.	238,400	2,791,664
BTU International, Inc. (a)	13,926	40,803
Cabot Microelectronics Corp. (a)(d)	85,185	4,029,251
Cascade Microtech, Inc. (a)	31,120	431,012

	Shares	Value
Cavium, Inc. (a)(d)	178,619	$ 10,109,835
Ceva, Inc. (a)(d)	77,932	1,341,210
Cirrus Logic, Inc. (a)(d)	214,693	3,926,735
Cohu, Inc.	71,409	817,633
Cree, Inc. (a)(d)	418,299	15,200,986
CVD Equipment Corp. (a)(d)	12,898	184,699
CyberOptics Corp. (a)	16,917	153,099
Cypress Semiconductor Corp. (d)	501,821	5,319,303
Diodes, Inc. (a)	129,242	3,436,545
DSP Group, Inc. (a)	67,110	726,130
Entegris, Inc. (a)(d)	491,313	6,617,986
Entropic Communications, Inc. (a)(d)	344,149	819,075
Exar Corp. (a)(d)	162,732	1,485,743
Fairchild Semiconductor International, Inc. (a)(d)	438,835	7,078,409
FormFactor, Inc. (a)	187,509	1,507,572
Freescale Semiconductor, Inc. (a)(d)	339,157	7,356,315
GigOptix, Inc. (a)	74,425	85,589
GSI Technology, Inc. (a)(d)	51,850	270,139
Ikanos Communications, Inc. (a)	332,546	112,401
Ikanos Communications, Inc. rights (a)	301,764	3
Inphi Corp. (a)	80,086	1,176,463
Integrated Device Technology, Inc. (a)	470,085	8,771,786
Integrated Silicon Solution, Inc.	105,487	1,526,397
Intermolecular, Inc. (a)(d)	45,789	98,904
International Rectifier Corp. (a)	245,261	9,781,009
Intersil Corp. Class A	460,637	6,038,951
Intest Corp. (a)	34,005	144,181
IXYS Corp.	82,833	946,781
Kopin Corp. (a)	195,618	667,057
Kulicke & Soffa Industries, Inc. (a)	273,216	3,819,560
Lattice Semiconductor Corp. (a)(d)	418,047	2,738,208
M/A-COM Technology Solutions Holdings, Inc. (a)	45,313	1,125,122
Marvell Technology Group Ltd.	1,443,619	20,672,624
Mattson Technology, Inc. (a)	251,767	659,630
Maxim Integrated Products, Inc.	972,768	28,764,750
MaxLinear, Inc. Class A (a)	93,581	683,141
Micrel, Inc.	167,598	2,187,154
Microsemi Corp. (a)	339,818	9,243,050
MKS Instruments, Inc.	192,190	7,003,404
Monolithic Power Systems, Inc.	122,120	5,877,636
MoSys, Inc. (a)(d)	153,267	283,544
Nanometrics, Inc. (a)(d)	74,815	1,110,255
NeoPhotonics Corp. (a)	69,250	233,373
NVE Corp. (a)	16,977	1,198,237
Omnivision Technologies, Inc. (a)	197,966	5,723,197
ON Semiconductor Corp. (a)	1,524,647	13,767,562
PDF Solutions, Inc. (a)	89,099	1,180,562
Peregrine Semiconductor Corp. (a)	97,452	1,213,277
Pericom Semiconductor Corp. (a)	65,839	836,814
Photronics, Inc. (a)(d)	218,612	1,971,880
Pixelworks, Inc. (a)(d)	90,594	436,663
PMC-Sierra, Inc. (a)	712,587	5,807,584
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Power Integrations, Inc.	104,568	$ 5,245,131
QuickLogic Corp. (a)(d)	185,965	561,614
Rambus, Inc. (a)(d)	409,978	4,858,239
RF Micro Devices, Inc. (a)(d)	978,968	14,302,722
Rubicon Technology, Inc. (a)(d)	73,071	375,585
Rudolph Technologies, Inc. (a)(d)	116,508	1,069,543
Semtech Corp. (a)	241,502	6,148,641
Sigma Designs, Inc. (a)	104,992	478,764
Silicon Image, Inc. (a)	253,525	1,401,993
Silicon Laboratories, Inc. (a)	137,231	6,223,426
Skyworks Solutions, Inc.	652,549	44,027,481
Spansion, Inc. Class A (a)	206,575	4,827,658
STR Holdings, Inc. (a)	118,407	134,984
SunEdison, Inc. (a)(d)	845,955	18,314,926
SunPower Corp. (a)(d)	165,659	4,664,957
Synaptics, Inc. (a)(d)	123,641	7,788,147
Teradyne, Inc.	743,603	14,760,520
Tessera Technologies, Inc.	173,295	5,923,223
TriQuint Semiconductor, Inc. (a)	587,278	14,311,965
Ultra Clean Holdings, Inc. (a)	95,950	833,806
Ultratech, Inc. (a)(d)	102,668	1,998,946
Veeco Instruments, Inc. (a)(d)	140,261	5,247,164
Vitesse Semiconductor Corp. (a)	232,204	770,917
Xcerra Corp. (a)	178,150	1,426,982
		412,204,302
Software - 4.3%
A10 Networks, Inc. (a)(d)	42,342	172,755
ACI Worldwide, Inc. (a)(d)	403,326	7,844,691
Activision Blizzard, Inc.	1,694,338	36,682,418
Actuate Corp. (a)	156,442	563,191
Advent Software, Inc. (d)	145,458	4,586,291
American Software, Inc. Class A	75,568	685,402
ANSYS, Inc. (a)	322,117	26,903,212
Aspen Technology, Inc. (a)(d)	323,368	12,203,908
Astea International, Inc. (a)	13,242	17,082
Asure Software, Inc. (a)	1,517	8,510
Aware, Inc.	24,496	108,027
Barracuda Networks, Inc.	33,142	1,190,792
Blackbaud, Inc.	162,070	6,878,251
Bottomline Technologies, Inc. (a)(d)	135,449	3,321,209
BroadSoft, Inc. (a)	104,700	2,823,759
BSQUARE Corp. (a)	35,898	148,977
Cadence Design Systems, Inc. (a)(d)	993,602	18,749,270
Callidus Software, Inc. (a)(d)	153,601	2,453,008
CDK Global, Inc.	585,000	22,270,950
CommVault Systems, Inc. (a)(d)	154,631	7,314,046
Compuware Corp.	791,291	8,166,123
Comverse, Inc. (a)	80,352	1,611,058
Concur Technologies, Inc. (a)(d)	162,007	20,868,122
Cover-All Technologies, Inc. (a)	2,815	3,097
Covisint Corp. (a)(d)	156,273	359,428

	Shares	Value
Cyan, Inc. (a)(d)	44,012	$ 111,350
Datawatch Corp. (a)(d)	28,143	256,383
Digimarc Corp. (d)	28,543	689,884
Document Security Systems, Inc. (a)(d)	81,780	44,030
Ebix, Inc. (d)	116,379	1,886,504
Ellie Mae, Inc. (a)(d)	85,614	3,463,942
EnerNOC, Inc. (a)(d)	96,330	1,405,455
Envivio, Inc. (a)(d)	47,792	76,467
EPIQ Systems, Inc.	109,472	1,679,300
ePlus, Inc. (a)	16,881	1,162,088
Evolving Systems, Inc.	27,515	268,546
FactSet Research Systems, Inc.	137,942	18,906,331
Fair Isaac Corp.	120,516	8,650,638
FalconStor Software, Inc. (a)	102,011	106,091
Finjan Holdings, Inc. (a)	4,952	12,826
FireEye, Inc. (a)(d)	103,077	3,122,202
Fortinet, Inc. (a)	464,288	12,795,777
Gigamon, Inc. (a)(d)	71,508	1,025,425
Globalscape, Inc.	29,423	67,379
Glu Mobile, Inc. (a)(d)	316,393	1,156,416
GSE Systems, Inc. (a)	33,148	45,744
Guidance Software, Inc. (a)(d)	58,173	339,149
Guidewire Software, Inc. (a)(d)	232,671	11,742,905
Imperva, Inc. (a)(d)	73,560	3,129,242
Infoblox, Inc. (a)	168,932	3,040,776
Informatica Corp. (a)	370,014	13,461,109
Interactive Intelligence Group, Inc. (a)(d)	53,898	2,437,807
Jive Software, Inc. (a)	129,531	764,233
Liquid Holdings Group, Inc. (a)(d)	243,316	282,247
Majesco Entertainment Co. (a)(d)	24,161	15,463
Mandalay Digital Group, Inc. (a)(d)	99,644	304,911
Manhattan Associates, Inc. (a)	268,237	10,611,456
Mavenir Systems, Inc. (d)	46,621	590,222
Mentor Graphics Corp.	349,207	7,755,887
MicroStrategy, Inc. Class A (a)	32,680	5,612,463
Mitek Systems, Inc. (a)(d)	93,592	323,828
MobileIron, Inc. (d)	35,991	333,637
Model N, Inc. (a)	29,774	306,672
Monotype Imaging Holdings, Inc.	133,751	3,696,878
NetScout Systems, Inc. (a)(d)	132,159	5,041,866
NetSol Technologies, Inc. (a)(d)	37,185	157,293
NetSuite, Inc. (a)(d)	109,203	11,548,217
Nuance Communications, Inc. (a)	918,690	13,899,780
Parametric Technology Corp. (a)	420,097	16,413,190
Park City Group, Inc. (a)(d)	42,072	385,380
Paycom Software, Inc. (d)	21,632	621,920
Peerless Systems Corp. (a)	15,698	82,101
Pegasystems, Inc.	121,810	2,548,265
Progress Software Corp. (a)	184,237	4,751,472
Proofpoint, Inc. (a)(d)	117,184	5,088,129
PROS Holdings, Inc. (a)(d)	84,746	2,423,736
QAD, Inc.:
Class A	2,238	43,910
Class B	24,367	437,144
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Qlik Technologies, Inc. (a)	302,164	$ 9,315,716
Qualys, Inc. (a)(d)	66,331	2,354,087
Rally Software Development Corp. (a)(d)	53,719	566,735
RealPage, Inc. (a)(d)	178,593	3,671,872
Rosetta Stone, Inc. (a)	57,425	582,290
Rovi Corp. (a)	338,708	7,546,414
SeaChange International, Inc. (a)	85,138	571,276
ServiceNow, Inc. (a)(d)	441,569	28,242,753
Silver Spring Networks, Inc. (a)(d)	97,343	697,949
Smith Micro Software, Inc. (a)	110,403	111,507
SolarWinds, Inc. (a)	226,634	11,766,837
Solera Holdings, Inc.	239,379	12,608,092
Sonic Foundry, Inc. (a)	2,194	18,210
Splunk, Inc. (a)	402,120	26,982,252
SS&C Technologies Holdings, Inc.	216,716	10,954,994
Synchronoss Technologies, Inc. (a)(d)	110,709	4,741,666
Synopsys, Inc. (a)	517,183	22,440,570
Tableau Software, Inc. (a)(d)	131,925	11,065,869
Take-Two Interactive Software, Inc. (a)(d)	285,037	7,884,123
Tangoe, Inc. (a)(d)	124,007	1,612,711
TeleCommunication Systems, Inc. Class A (a)	140,898	432,557
TeleNav, Inc. (a)	86,131	596,888
The Rubicon Project, Inc. (d)	23,835	335,120
TIBCO Software, Inc. (a)(d)	525,217	12,620,965
TiVo, Inc. (a)(d)	405,366	4,937,358
Tubemogul, Inc. (a)(d)	24,294	387,732
Tyler Technologies, Inc. (a)(d)	104,766	11,375,492
Ultimate Software Group, Inc. (a)(d)	95,911	14,121,936
Varonis Systems, Inc. (d)	16,603	395,151
Vasco Data Security International, Inc. (a)	100,102	2,983,040
Verint Systems, Inc. (a)	203,336	12,238,794
VirnetX Holding Corp. (a)(d)	146,692	778,935
VMware, Inc. Class A (a)(d)	295,905	26,027,804
Voltari Corp. (a)(d)	19,368	23,435
Vringo, Inc. (a)(d)	250,377	243,316
Wave Systems Corp. Class A (a)(d)	184,623	190,162
Workday, Inc. Class A (a)(d)	313,622	27,300,795
Zendesk, Inc. (d)	42,459	1,008,826
Zynga, Inc. (a)	2,368,872	6,159,067
		656,950,939
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(d)	351,467	12,399,756
Concurrent Computer Corp.	24,916	179,894
Cray, Inc. (a)(d)	140,464	4,716,781
Crossroads Systems, Inc. (a)(d)	24,612	69,898
Dataram Corp. (a)	3,942	9,973
Diebold, Inc.	221,486	8,013,363
Dot Hill Systems Corp. (a)(d)	200,685	935,192
Electronics for Imaging, Inc. (a)(d)	167,959	7,465,778
Hutchinson Technology, Inc. (a)(d)	81,684	289,161

	Shares	Value
Imation Corp. (a)	104,323	$ 330,704
Immersion Corp. (a)(d)	100,218	868,890
Intevac, Inc. (a)(d)	76,850	545,635
Lexmark International, Inc. Class A	210,080	9,004,029
NCR Corp. (a)	578,441	17,150,776
Nimble Storage, Inc. (d)	77,272	2,037,663
Overland Storage, Inc. (d)	16,232	60,870
QLogic Corp. (a)	297,783	3,436,416
Quantum Corp. (a)(d)	964,773	1,524,341
Qumu Corp. (a)	32,359	409,341
Silicon Graphics International Corp. (a)(d)	125,239	1,203,547
Super Micro Computer, Inc. (a)	132,262	4,401,679
Transact Technologies, Inc.	28,331	153,271
U.S.A. Technologies, Inc. (a)(d)	79,221	125,169
Violin Memory, Inc. (a)(d)	257,956	1,351,689
Xplore Technologies Corp. (a)	7,253	41,995
		76,725,811
TOTAL INFORMATION TECHNOLOGY		2,522,815,732
MATERIALS - 5.0%
Chemicals - 2.5%
A. Schulman, Inc.	107,253	4,103,500
Advanced Emissions Solutions, Inc. (a)	72,268	1,445,360
Albemarle Corp.	271,222	16,012,947
American Vanguard Corp. (d)	87,623	954,214
Ashland, Inc.	245,482	27,997,222
Axiall Corp.	239,440	10,362,963
Balchem Corp.	107,797	7,006,805
BioAmber, Inc. (a)(d)	46,328	494,783
Cabot Corp.	192,695	8,301,301
Calgon Carbon Corp. (a)	186,696	3,810,465
Celanese Corp. Class A	521,146	31,305,240
Chase Corp.	20,356	691,086
Chemtura Corp. (a)(d)	331,712	7,728,890
Codexis, Inc. (a)	66,590	149,828
Core Molding Technologies, Inc. (a)	15,884	204,904
Cytec Industries, Inc.	248,672	11,961,123
Ferro Corp. (a)	311,101	4,003,870
Flotek Industries, Inc. (a)(d)	160,657	3,129,598
ForceField Energy, Inc. (a)(d)	5,366	34,235
FutureFuel Corp.	76,784	856,909
H.B. Fuller Co. (d)	179,571	7,755,671
Hawkins, Inc.	26,604	1,049,262
Huntsman Corp.	660,863	16,865,224
Innophos Holdings, Inc.	83,526	4,517,086
Innospec, Inc.	88,733	3,803,096
Intrepid Potash, Inc. (a)(d)	203,227	2,900,049
KMG Chemicals, Inc.	26,207	487,712
Koppers Holdings, Inc.	72,430	2,113,507
Kraton Performance Polymers, Inc. (a)	113,645	2,091,068
Kronos Worldwide, Inc.	80,119	1,042,348
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Landec Corp. (a)(d)	98,798	$ 1,298,206
LSB Industries, Inc. (a)(d)	68,793	2,274,985
Marrone Bio Innovations, Inc. (a)(d)	47,208	113,771
Metabolix, Inc. (a)(d)	85,270	46,899
Minerals Technologies, Inc.	111,307	8,262,319
NewMarket Corp.	39,085	15,388,546
Northern Technologies International Corp. (a)	2,051	48,793
Olin Corp. (d)	275,464	6,930,674
OM Group, Inc.	118,087	3,213,147
OMNOVA Solutions, Inc. (a)	157,344	1,051,058
Penford Corp. (a)	37,194	704,454
Platform Specialty Products Corp. (a)	364,428	9,114,344
PolyOne Corp.	321,961	12,009,145
Quaker Chemical Corp.	46,989	3,826,314
Rayonier Advanced Materials, Inc. (d)	144,988	3,573,954
Rentech, Inc. (a)(d)	810,143	1,045,084
Rockwood Holdings, Inc.	245,072	19,103,362
RPM International, Inc.	459,452	21,915,860
Senomyx, Inc. (a)(d)	155,631	905,772
Sensient Technologies Corp.	178,805	10,540,555
Stepan Co.	71,974	2,979,724
Taminco Corp. (a)	96,977	2,512,674
The Scotts Miracle-Gro Co. Class A	154,797	9,447,261
TOR Minerals International, Inc. (a)	3,831	31,912
Trecora Resources (a)	47,222	580,358
Tredegar Corp.	86,617	1,588,556
Trinseo SA (d)	8,084	124,170
Tronox Ltd. Class A	212,649	4,795,235
Valhi, Inc.	64,947	374,744
Valspar Corp.	268,563	22,535,121
W.R. Grace & Co. (a)	260,098	24,987,615
Westlake Chemical Corp.	137,336	8,734,570
Zep, Inc.	75,098	1,022,084
		384,261,532
Construction Materials - 0.1%
Eagle Materials, Inc.	165,401	13,627,388
Headwaters, Inc. (a)	262,531	3,675,434
Tecnoglass, Inc. (a)	9,010	95,957
U.S. Concrete, Inc. (a)(d)	46,070	1,300,095
United States Lime & Minerals, Inc.	7,538	514,092
		19,212,966
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	13,400	599,382
Aptargroup, Inc.	229,798	14,994,320
Berry Plastics Group, Inc. (a)	404,456	11,704,957
Crown Holdings, Inc. (a)	469,116	23,221,242
Graphic Packaging Holding Co. (a)	1,130,623	14,076,256
Greif, Inc. Class A	107,591	4,717,865
Myers Industries, Inc.	100,702	1,638,422

	Shares	Value
Packaging Corp. of America	333,257	$ 24,754,330
Rock-Tenn Co. Class A	492,181	27,960,803
Silgan Holdings, Inc.	140,634	7,096,392
Sonoco Products Co.	352,169	14,798,141
UFP Technologies, Inc. (a)	15,846	346,077
		145,908,187
Metals & Mining - 1.1%
A.M. Castle & Co. (a)(d)	55,605	418,150
AK Steel Holding Corp. (a)(d)	531,353	3,145,610
Allied Nevada Gold Corp. (a)(d)	330,091	481,933
Ampco-Pittsburgh Corp.	25,813	472,378
Carpenter Technology Corp. (d)	186,998	9,428,439
Century Aluminum Co. (a)	185,637	5,132,863
Cliffs Natural Resources, Inc. (d)	527,081	4,806,979
Coeur d'Alene Mines Corp. (a)(d)	382,421	1,571,750
Commercial Metals Co. (d)	395,497	6,462,421
Compass Minerals International, Inc.	115,526	10,056,538
Comstock Mining, Inc. (a)(d)	223,980	246,378
Friedman Industries	19,700	160,555
General Moly, Inc. (a)(d)	202,841	111,563
Globe Specialty Metals, Inc.	235,437	4,080,123
Gold Resource Corp. (d)	165,826	596,974
Golden Minerals Co. (a)(d)	115,781	71,217
Handy & Harman Ltd. (a)	37,596	1,401,955
Haynes International, Inc.	45,865	2,058,880
Hecla Mining Co.	1,188,592	2,805,077
Horsehead Holding Corp. (a)(d)	180,217	2,814,990
Kaiser Aluminum Corp. (d)	61,713	4,491,472
Materion Corp.	74,115	2,576,979
McEwen Mining, Inc. (a)(d)	803,888	1,077,210
Mines Management, Inc. (a)(d)	69,165	38,041
Molycorp, Inc. (a)(d)	663,618	656,982
Noranda Aluminium Holding Corp.	229,718	875,226
Olympic Steel, Inc.	27,830	452,516
Paramount Gold & Silver Corp. (a)(d)	435,955	287,730
Reliance Steel & Aluminum Co.	263,155	16,826,131
Royal Gold, Inc. (d)	225,798	14,378,817
RTI International Metals, Inc. (a)(d)	115,259	2,642,889
Ryerson Holding Corp.	3,530	38,089
Schnitzer Steel Industries, Inc. Class A (d)	90,821	2,070,719
Silver Bull Resources, Inc. (a)(d)	148,902	25,492
Solitario Exploration & Royalty Corp. (a)(d)	57,827	56,092
Steel Dynamics, Inc.	820,841	18,501,756
Stillwater Mining Co. (a)(d)	414,791	5,446,206
SunCoke Energy, Inc. (d)	247,253	5,026,653
Synalloy Corp.	24,589	421,701
Timberline Resources Corp. (a)(d)	17,764	11,369
TimkenSteel Corp.	133,273	4,747,184
U.S. Antimony Corp. (a)(d)	114,807	105,634
U.S. Silica Holdings, Inc.	183,662	5,770,660
United States Steel Corp. (d)	500,000	16,675,000
Universal Stainless & Alloy Products, Inc. (a)	21,223	517,417
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Walter Energy, Inc. (d)	224,836	$ 714,978
Worthington Industries, Inc.	180,460	6,805,147
		167,562,863
Paper & Forest Products - 0.4%
Boise Cascade Co. (a)	107,309	3,829,858
Clearwater Paper Corp. (a)	77,454	5,132,102
Deltic Timber Corp.	40,804	2,540,049
Domtar Corp.	223,606	9,100,764
Kapstone Paper & Packaging Corp. (a)	282,471	8,437,409
Louisiana-Pacific Corp. (a)(d)	479,027	7,300,371
Mercer International, Inc. (SBI) (a)(d)	142,605	1,895,220
Neenah Paper, Inc.	61,269	3,507,038
P.H. Glatfelter Co.	158,468	4,012,410
Resolute Forest Products (a)(d)	338,482	5,669,574
Schweitzer-Mauduit International, Inc.	110,157	4,711,415
Verso Paper Corp. (a)(d)	62,871	193,643
Wausau-Mosinee Paper Corp.	177,425	1,765,379
		58,095,232
TOTAL MATERIALS		775,040,780
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
8x8, Inc. (a)(d)	295,012	2,295,193
Alaska Communication Systems Group, Inc. (a)	128,803	164,868
Alteva (a)	16,362	112,898
Atlantic Tele-Network, Inc.	43,046	2,926,267
Cincinnati Bell, Inc. (a)	727,137	2,588,608
Cogent Communications Group, Inc.	155,142	5,495,130
Consolidated Communications Holdings, Inc. (d)	165,348	4,532,189
Elephant Talk Communication, Inc. (a)(d)	391,663	334,284
FairPoint Communications, Inc. (a)(d)	71,797	1,080,545
General Communications, Inc. Class A (a)	105,141	1,277,463
Globalstar, Inc. (a)(d)	835,825	2,357,027
Hawaiian Telcom Holdco, Inc. (a)(d)	30,139	783,614
IDT Corp. Class B	56,794	962,090
inContact, Inc. (a)(d)	210,949	1,742,439
Inteliquent, Inc.	104,102	1,917,559
Intelsat SA (a)(d)	77,430	1,363,542
Iridium Communications, Inc. (a)(d)	255,994	2,444,743
Lumos Networks Corp.	62,818	1,039,010
ORBCOMM, Inc. (a)(d)	194,243	1,258,695
Premiere Global Services, Inc. (a)	161,424	1,703,023
Straight Path Communications, Inc. Class B (a)	28,718	581,827

	Shares	Value
Towerstream Corp. (a)(d)	213,735	$ 341,976
Vonage Holdings Corp. (a)	585,092	1,995,164
		39,298,154
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (a)(d)	67,800	539,688
Leap Wireless International, Inc. rights	194,908	491,168
NTELOS Holdings Corp. (d)	59,389	498,868
RingCentral, Inc. (a)	83,391	1,049,059
SBA Communications Corp. Class A (a)(d)	442,543	53,844,207
Shenandoah Telecommunications Co.	77,349	2,291,851
Spok Holdings, Inc.	74,041	1,174,290
Sprint Corp. (a)(d)	2,789,821	14,283,884
T-Mobile U.S., Inc. (a)	884,570	25,820,598
Telephone & Data Systems, Inc.	348,030	8,895,647
U.S. Cellular Corp. (a)(d)	57,098	2,197,702
		111,086,962
TOTAL TELECOMMUNICATION SERVICES		150,385,116
UTILITIES - 3.2%
Electric Utilities - 1.1%
Allete, Inc.	131,977	6,726,868
Cleco Corp.	210,915	11,332,463
El Paso Electric Co.	152,595	5,772,669
Empire District Electric Co.	175,327	4,858,311
Genie Energy Ltd. Class B	52,262	346,497
Great Plains Energy, Inc.	518,285	13,563,518
Hawaiian Electric Industries, Inc. (d)	366,432	10,329,718
IDACORP, Inc. (d)	179,585	11,154,024
ITC Holdings Corp.	542,756	20,619,300
MGE Energy, Inc.	139,559	6,141,992
NRG Yield, Inc. Class A	114,735	5,437,292
OGE Energy Corp.	681,574	24,325,376
Otter Tail Corp.	133,850	3,852,203
PNM Resources, Inc.	293,112	8,488,524
Portland General Electric Co. (d)	260,349	9,599,068
Spark Energy, Inc. Class A,	2,446	34,268
UIL Holdings Corp. (d)	195,360	7,775,328
Unitil Corp.	45,930	1,618,114
Westar Energy, Inc. (d)	428,646	16,755,772
		168,731,305
Gas Utilities - 0.9%
Atmos Energy Corp.	340,062	18,261,329
Chesapeake Utilities Corp.	52,527	2,360,038
Delta Natural Gas Co., Inc. (d)	17,983	385,735
Gas Natural, Inc.	40,523	466,015
Laclede Group, Inc.	144,598	7,335,457
National Fuel Gas Co.	287,628	19,923,992
New Jersey Resources Corp.	153,835	8,907,047
Northwest Natural Gas Co. (d)	100,781	4,687,324
ONE Gas, Inc. (d)	177,897	6,905,962
Piedmont Natural Gas Co., Inc. (d)	281,747	10,559,878
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Questar Corp.	602,846	$ 14,462,276
RGC Resources, Inc.	3,341	71,965
South Jersey Industries, Inc.	122,682	7,002,689
Southwest Gas Corp.	165,026	9,553,355
UGI Corp.	570,262	21,504,580
WGL Holdings, Inc. (d)	180,519	8,821,964
		141,209,606
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	71,173	1,948,717
Pattern Energy Group, Inc.	131,844	3,497,821
Terraform Power, Inc. (a)	67,487	2,237,194
U.S. Geothermal, Inc. (a)(d)	370,926	176,189
		7,859,921
Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc. (a)	66,943	55,563
Black Hills Corp.	150,557	8,131,584
Calpine Corp. (a)	1,203,158	27,624,508
Dynegy, Inc. (a)	340,218	11,278,227
		47,089,882
Multi-Utilities - 0.4%
Alliant Energy Corp. (d)	358,243	22,522,737
Avista Corp.	203,057	6,995,314
MDU Resources Group, Inc.	652,327	15,995,058
NorthWestern Energy Corp.	157,705	8,394,637
Vectren Corp.	295,820	13,078,202
		66,985,948
Water Utilities - 0.4%
American States Water Co.	141,671	4,942,901
American Water Works Co., Inc.	611,715	32,451,481
Aqua America, Inc.	611,272	16,247,610
Artesian Resources Corp. Class A	25,770	553,540
Cadiz, Inc. (a)(d)	45,171	512,239
California Water Service Group	162,737	4,079,817
Connecticut Water Service, Inc.	38,453	1,340,087
Middlesex Water Co.	55,095	1,214,294
Pure Cycle Corp. (a)(d)	69,664	369,219
SJW Corp.	45,562	1,364,126
York Water Co.	39,414	796,163
		63,871,477
TOTAL UTILITIES		495,748,139
TOTAL COMMON STOCKS (Cost $11,198,302,185)		15,305,035,674
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% 12/11/14 to 6/25/15 (e) (Cost $9,998,200)	$ 10,000,000	$ 9,997,685
Money Market Funds - 22.8%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	37,788,100	37,788,100
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,466,784,983	3,466,784,983
TOTAL MONEY MARKET FUNDS (Cost $3,504,573,083)		3,504,573,083
TOTAL INVESTMENT PORTFOLIO - 122.6% (Cost $14,712,873,468)		18,819,606,442
NET OTHER ASSETS (LIABILITIES) - (22.6)%		(3,472,954,948)
NET ASSETS - 100%		$ 15,346,651,494
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
112 CME E-mini S&P Midcap 400 Index Contracts (United States)	Dec. 2014	$ 16,136,960	$ 1,073,672
206 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2014	24,134,960	1,351,050
TOTAL EQUITY INDEX CONTRACTS		$ 40,271,920	$ 2,424,722

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,172,546.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,847
Fidelity Securities Lending Cash Central Fund	20,858,225
Total	$ 20,938,072
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,542,998,106	$ 2,542,993,943	$ 4,163	$ -
Consumer Staples	457,083,838	457,083,838	-	-
Energy	695,565,903	695,559,344	-	6,559
Financials	3,493,905,672	3,493,905,671	-	1
Health Care	1,916,011,096	1,916,011,095	-	1
Industrials	2,255,481,292	2,255,481,292	-	-
Information Technology	2,522,815,732	2,522,815,729	3	-
Materials	775,040,780	775,040,780	-	-
Telecommunication Services	150,385,116	149,893,948	-	491,168
Utilities	495,748,139	495,748,139	-	-
U.S. Government and Government Agency Obligations	9,997,685	-	9,997,685	-
Money Market Funds	3,504,573,083	3,504,573,083	-	-
Total Investments in Securities:	$ 18,819,606,442	$ 18,809,106,862	$ 10,001,851	$ 497,729
Derivative Instruments:
Assets
Futures Contracts	$ 2,424,722	$ 2,424,722	$ -	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $14,732,886,249. Net unrealized appreciation aggregated $4,086,720,193, of which $5,214,605,120 related to appreciated investment securities and $1,127,884,927 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® International Index Fund

November 30, 2014

1.810719.110

SPI-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 7.2%
AGL Energy Ltd.	724,791	$ 8,089,060
ALS Ltd. (d)	418,828	1,797,003
Alumina Ltd. (a)	2,726,567	3,876,281
Amcor Ltd.	1,304,741	13,506,427
AMP Ltd.	3,189,613	15,314,389
APA Group unit	894,377	5,992,085
Asciano Ltd.	1,041,836	5,215,059
ASX Ltd.	209,489	6,420,167
Aurizon Holdings Ltd.	2,295,014	9,006,765
Australia & New Zealand Banking Group Ltd.	2,957,587	80,367,968
Bank of Queensland Ltd.	400,687	4,202,411
Bendigo & Adelaide Bank Ltd.	468,430	5,092,349
BHP Billiton Ltd.	3,461,694	89,803,594
Boral Ltd.	833,362	3,469,166
Brambles Ltd.	1,665,081	13,777,937
Caltex Australia Ltd.	145,259	3,740,684
Coca-Cola Amatil Ltd.	612,412	4,765,105
Cochlear Ltd.	61,632	3,649,102
Commonwealth Bank of Australia	1,747,339	120,071,767
Computershare Ltd.	506,978	4,984,868
Crown Ltd.	397,544	4,866,611
CSL Ltd.	515,763	36,253,926
DEXUS Property Group unit	967,179	5,854,085
Federation Centres unit	1,536,751	3,623,814
Flight Centre Travel Group Ltd.	60,601	2,085,769
Fortescue Metals Group Ltd. (d)	1,676,349	4,195,603
Goodman Group unit	1,850,563	8,585,843
Harvey Norman Holdings Ltd.	562,061	1,765,600
Harvey Norman Holdings Ltd. rights 12/15/14 (a)	25,548	39,148
Healthscope Ltd. (a)	1,160,000	2,577,396
Iluka Resources Ltd.	449,546	2,621,484
Incitec Pivot Ltd.	1,762,640	4,276,525
Insurance Australia Group Ltd.	2,527,307	13,705,031
Leighton Holdings Ltd.	105,817	1,813,351
Lend Lease Group unit	589,691	7,695,720
Macquarie Group Ltd.	311,061	15,472,626
Metcash Ltd. (d)	973,530	2,163,079
Mirvac Group unit	3,986,820	5,956,434
National Australia Bank Ltd.	2,537,048	70,409,111
Newcrest Mining Ltd. (a)	832,314	7,326,395
Novion Property Group unit	2,260,803	4,099,443
Orica Ltd.	398,215	6,169,807
Origin Energy Ltd.	1,190,490	12,414,934
Qantas Airways Ltd. (a)	1,142,421	1,867,282
QBE Insurance Group Ltd.	1,444,069	13,350,587
Ramsay Health Care Ltd.	141,545	6,524,926
realestate.com.au Ltd.	57,368	2,218,193
Rio Tinto Ltd.	470,225	23,657,877
Santos Ltd.	1,059,268	9,107,723
Scentre Group unit (a)	5,750,437	16,986,852
SEEK Ltd.	343,257	4,993,948

	Shares	Value
Sonic Healthcare Ltd.	408,337	$ 6,065,921
SP AusNet unit	1,792,269	2,014,001
Stockland Corp. Ltd. unit	2,515,520	8,822,823
Suncorp Group Ltd.	1,383,844	16,893,470
Sydney Airport unit	1,159,612	4,383,068
Tabcorp Holdings Ltd.	827,334	2,873,582
Tatts Group Ltd.	1,556,203	4,517,552
Telstra Corp. Ltd.	4,700,493	22,768,701
The GPT Group unit	1,811,334	6,383,832
Toll Holdings Ltd.	728,753	3,498,985
TPG Telecom Ltd.	298,000	1,879,823
Transurban Group unit	1,942,382	13,740,997
Treasury Wine Estates Ltd.	705,977	2,848,731
Wesfarmers Ltd.	1,211,593	42,721,789
Westfield Corp. unit	2,125,306	14,998,871
Westpac Banking Corp.	3,350,640	92,767,083
Woodside Petroleum Ltd.	797,205	24,262,114
Woolworths Ltd.	1,355,514	35,910,890
WorleyParsons Ltd.	223,328	2,114,124
TOTAL AUSTRALIA		1,015,287,667
Austria - 0.2%
Andritz AG	77,665	4,199,912
Erste Group Bank AG	299,735	8,123,074
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG (a)	1,026,546	3,079,645
OMV AG	159,317	4,611,019
Raiffeisen International Bank-Holding AG	123,665	2,560,503
Vienna Insurance Group AG	40,723	2,027,118
Voestalpine AG	120,738	5,017,825
TOTAL AUSTRIA		29,619,100
Bailiwick of Guernsey - 0.1%
Friends Life Group Ltd.	1,516,005	8,753,849
Bailiwick of Jersey - 1.2%
Experian PLC	1,069,423	16,943,210
Glencore Xstrata PLC	11,439,211	57,322,524
Petrofac Ltd.	280,023	3,613,137
Randgold Resources Ltd.	95,341	6,241,281
Shire PLC	634,623	45,293,307
Wolseley PLC	284,617	15,980,561
WPP PLC	1,425,881	29,852,373
TOTAL BAILIWICK OF JERSEY		175,246,393
Belgium - 1.3%
Ageas	238,876	8,548,433
Anheuser-Busch InBev SA NV	866,312	101,893,910
Belgacom SA	164,581	6,500,999
Colruyt NV	77,553	3,609,070
Delhaize Group SA	110,355	8,069,148
Groupe Bruxelles Lambert SA	87,123	7,886,620
Common Stocks - continued
	Shares	Value
Belgium - continued
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	$ 0
KBC Groupe SA (a)	269,251	15,411,335
Solvay SA Class A	64,107	8,814,401
Telenet Group Holding NV (a)	56,208	3,215,124
UCB SA	135,711	10,652,017
Umicore SA	115,103	4,683,381
TOTAL BELGIUM		179,284,438
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	649,450	4,807,081
First Pacific Co. Ltd.	2,480,665	2,616,648
Kerry Properties Ltd.	691,681	2,492,938
Li & Fung Ltd.	6,261,246	6,959,721
Noble Group Ltd.	4,661,635	4,381,572
NWS Holdings Ltd.	1,580,939	2,927,476
Seadrill Ltd. (d)	402,913	5,756,105
Shangri-La Asia Ltd.	1,549,380	2,145,784
Shangri-La Asia Ltd. rights 12/15/14 (a)	221,340	9,562
Yue Yuen Industrial (Holdings) Ltd.	791,000	2,835,601
TOTAL BERMUDA		34,932,488
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	257,729	2,623,851
MGM China Holdings Ltd.	1,032,000	3,120,659
Sands China Ltd.	2,606,400	15,611,714
WH Group Ltd. (a)	3,800,000	2,249,159
Wynn Macau Ltd.	1,686,400	5,501,801
TOTAL CAYMAN ISLANDS		29,107,184
Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A	4,185	8,558,955
Series B	7,650	15,965,217
Carlsberg A/S Series B	115,225	10,270,054
Coloplast A/S Series B	119,119	10,328,295
Danske Bank A/S	704,212	20,019,405
DSV de Sammensluttede Vognmaend A/S	189,169	5,928,139
ISS Holdings A/S (a)	95,000	2,684,783
Novo Nordisk A/S Series B	2,162,162	98,474,212
Novozymes A/S Series B	257,908	11,338,464
Pandora A/S	123,763	10,989,658
TDC A/S	871,638	7,069,305
Tryg A/S	24,439	2,819,885
Vestas Wind Systems A/S (a)	241,646	8,906,150
William Demant Holding A/S (a)	25,113	1,802,425
TOTAL DENMARK		215,154,947
Finland - 0.9%
Elisa Corp. (A Shares)	151,756	4,403,515
Fortum Corp.	476,933	11,975,775

	Shares	Value
Kone Oyj (B Shares) (d)	335,700	$ 15,455,326
Metso Corp.	125,952	3,907,081
Neste Oil Oyj (d)	135,335	3,213,021
Nokia Corp.	4,033,451	33,513,542
Nokian Tyres PLC	120,111	3,394,103
Orion Oyj (B Shares)	105,429	3,618,091
Sampo Oyj (A Shares)	480,448	23,715,577
Stora Enso Oyj (R Shares)	587,782	5,211,062
UPM-Kymmene Corp.	569,032	9,452,421
Wartsila Corp.	175,832	7,880,735
TOTAL FINLAND		125,740,249
France - 8.9%
Accor SA	182,766	8,627,016
Aeroports de Paris	31,792	3,904,057
Air Liquide SA	93,166	11,731,757
Alcatel-Lucent SA (a)(d)	3,020,723	10,803,586
Alstom SA (a)	232,484	8,157,778
Arkema SA (d)	62,825	4,277,635
Arkema SA rights 12/3/14 (a)(d)	62,825	184,958
Atos Origin SA	84,400	5,999,731
AXA SA	1,956,956	47,276,308
BIC SA	30,661	4,089,839
BNP Paribas SA	1,140,376	73,162,085
Bollore Group (a)	27	13,035
Bollore Group (d)	5,762	2,846,354
Bouygues SA	206,401	7,770,233
Bureau Veritas SA	238,646	5,696,932
Cap Gemini SA	155,092	11,372,369
Carrefour SA	673,992	21,339,404
Casino Guichard Perrachon SA	60,141	5,798,844
Christian Dior SA	58,684	11,245,157
CNP Assurances	186,956	3,463,851
Compagnie de St. Gobain	476,717	21,912,031
Credit Agricole SA	1,105,543	15,551,465
Danone SA	623,756	43,994,634
Dassault Systemes SA	136,107	8,903,147
Edenred SA	215,192	6,209,433
EDF SA	72,762	2,179,696
EDF SA	186,140	5,576,107
Essilor International SA	219,800	24,696,791
Eurazeo SA	39,940	2,780,566
Eutelsat Communications	166,853	5,521,526
Fonciere des Regions	30,357	2,899,850
GDF Suez	1,561,986	38,512,021
Gecina SA	30,278	4,097,147
Groupe Eurotunnel SA	543,970	7,035,979
ICADE	39,747	3,181,581
Iliad SA	28,144	6,916,367
Imerys SA	36,665	2,773,833
JCDecaux SA	72,707	2,392,913
Kering SA	81,636	16,872,384
Common Stocks - continued
	Shares	Value
France - continued
Klepierre SA	105,964	$ 4,758,503
L'Oreal SA	270,789	46,228,546
Lafarge SA (a)	159,515	11,349,344
Lafarge SA (Bearer)	42,234	3,004,910
Lagardere S.C.A. (Reg.)	127,228	3,609,463
Legrand SA	286,132	15,012,175
LVMH Moet Hennessy - Louis Vuitton SA	300,775	54,079,750
Michelin CGDE Series B	200,194	18,421,048
Natixis SA	996,334	7,044,193
Numericable Group SA (a)	104,849	4,384,882
Orange SA	1,998,047	35,234,486
Pernod Ricard SA (d)	228,859	27,141,357
Peugeot Citroen SA (a)	422,890	5,419,881
Publicis Groupe SA	195,727	14,383,656
Remy Cointreau SA	26,455	1,990,549
Renault SA	207,169	16,631,990
Rexel SA	290,242	5,377,495
Safran SA	291,941	18,900,531
Sanofi SA	1,278,199	123,532,521
Schneider Electric SA	561,367	45,822,187
SCOR SE	163,543	5,105,729
Societe Generale Series A	785,806	39,003,580
Sodexo SA	101,191	10,213,979
Suez Environnement SA	299,883	5,321,039
Technip SA	110,796	7,210,259
Thales SA	100,426	5,332,046
Total SA	2,305,880	128,761,206
Unibail-Rodamco	105,144	27,801,519
Valeo SA	81,218	9,999,843
Vallourec SA	117,755	3,898,043
Veolia Environnement SA	454,452	8,302,531
VINCI SA	520,137	28,137,301
Vivendi SA	1,305,206	33,260,909
Wendel SA	34,050	4,014,407
Zodiac Aerospace	200,037	6,633,346
TOTAL FRANCE		1,255,091,604
Germany - 8.4%
adidas AG	225,077	18,064,083
Allianz SE	491,859	84,744,620
Axel Springer Verlag AG	43,608	2,569,550
BASF AG	989,279	89,872,378
Bayer AG	891,038	134,099,511
Bayerische Motoren Werke AG (BMW)	356,690	40,810,110
Beiersdorf AG	108,166	9,634,020
Brenntag AG	166,393	9,169,926
Celesio AG	49,954	1,665,828
Commerzbank AG (a)	1,040,470	15,930,752

	Shares	Value
Continental AG	118,502	$ 24,948,885
Daimler AG (Germany)	1,037,221	87,503,634
Deutsche Annington Immobilien SE	265,000	8,538,604
Deutsche Bank AG	1,486,038	48,524,259
Deutsche Boerse AG	208,254	15,223,914
Deutsche Lufthansa AG	249,213	4,451,424
Deutsche Post AG	1,042,030	34,638,613
Deutsche Telekom AG	3,406,710	57,929,117
Deutsche Wohnen AG (Bearer)	305,036	7,327,334
E.ON AG	2,157,629	38,270,936
Fraport AG Frankfurt Airport Services Worldwide	39,576	2,418,640
Fresenius Medical Care AG & Co. KGaA	232,627	17,181,354
Fresenius SE & Co. KGaA	406,893	22,072,016
GEA Group AG	197,030	9,421,669
Hannover Reuck SE	65,004	5,804,270
HeidelbergCement Finance AG	150,868	11,445,596
Henkel AG & Co. KGaA	127,666	12,651,196
Hugo Boss AG (a)	44,187	5,822,581
Infineon Technologies AG	1,217,110	11,930,837
K&S AG	184,680	5,546,158
Kabel Deutschland Holding AG (a)	22,197	3,080,981
Lanxess AG	98,456	4,892,389
Linde AG	199,945	37,754,119
MAN SE	37,855	4,316,988
Merck KGaA	139,332	13,883,534
Metro AG (a)	173,034	5,877,291
Muenchener Rueckversicherungs AG	186,268	38,393,242
OSRAM Licht AG	94,770	3,938,605
ProSiebenSat.1 Media AG	236,230	10,096,873
RWE AG	526,227	19,073,865
SAP AG	992,579	70,009,262
Siemens AG	853,911	100,998,907
Symrise AG	130,000	7,774,946
Telefonica Deutschland Holding AG	593,614	3,114,819
Thyssenkrupp AG	485,709	12,857,923
United Internet AG	132,193	5,826,978
Volkswagen AG	31,744	7,184,879
TOTAL GERMANY		1,187,287,416
Hong Kong - 2.7%
AIA Group Ltd.	12,968,800	74,920,662
Bank of East Asia Ltd.	1,373,890	5,757,834
BOC Hong Kong (Holdings) Ltd.	3,979,066	14,059,035
Cathay Pacific Airways Ltd.	1,216,327	2,678,934
Cheung Kong Holdings Ltd.	1,497,449	27,477,723
CLP Holdings Ltd.	2,035,157	17,701,239
Galaxy Entertainment Group Ltd.	2,510,000	17,138,132
Hang Lung Properties Ltd.	2,422,423	7,278,296
Hang Seng Bank Ltd.	821,501	13,686,563
Henderson Land Development Co. Ltd.	1,176,862	7,891,375
HKT Trust/HKT Ltd. unit	2,885,760	3,590,966
Hong Kong & China Gas Co. Ltd.	6,789,723	16,092,420
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hong Kong Exchanges and Clearing Ltd.	1,194,336	$ 26,012,373
Hutchison Whampoa Ltd.	2,296,158	28,780,069
Hysan Development Co. Ltd.	688,677	3,183,674
Link (REIT)	2,479,308	15,793,603
MTR Corp. Ltd.	1,549,196	6,222,834
New World Development Co. Ltd.	5,535,730	6,610,125
PCCW Ltd.	4,276,452	2,867,548
Power Assets Holdings Ltd.	1,488,676	14,215,071
Sino Land Ltd.	3,196,868	5,243,673
SJM Holdings Ltd.	2,105,000	4,180,196
Sun Hung Kai Properties Ltd.	1,761,676	25,761,010
Swire Pacific Ltd. (A Shares)	680,384	9,352,659
Swire Properties Ltd.	1,243,000	3,862,887
Techtronic Industries Co. Ltd.	1,472,000	4,707,424
Wharf Holdings Ltd.	1,626,585	11,735,474
Wheelock and Co. Ltd.	978,000	4,918,439
TOTAL HONG KONG		381,720,238
Ireland - 0.4%
Bank of Ireland (a)	29,352,925	12,044,810
CRH PLC	789,099	18,598,966
CRH PLC sponsored ADR	2,500	58,525
James Hardie Industries PLC CDI	481,138	4,956,072
Kerry Group PLC Class A	166,758	12,385,495
Ryanair Holdings PLC (a)	261,736	2,784,648
TOTAL IRELAND		50,828,516
Isle of Man - 0.0%
Genting Singapore PLC	6,621,859	5,792,158
Israel - 0.6%
Bank Hapoalim BM (Reg.)	1,129,636	5,630,422
Bank Leumi le-Israel BM (a)	1,419,564	5,006,047
Bezeq The Israel Telecommunication Corp. Ltd.	2,051,558	3,627,908
Delek Group Ltd.	5,051	1,711,215
Israel Chemicals Ltd.	476,057	3,250,078
Israel Corp. Ltd. (Class A) (a)	2,826	1,385,347
Mizrahi Tefahot Bank Ltd. (a)	148,385	1,570,967
NICE Systems Ltd.	55,809	2,641,452
NICE Systems Ltd. sponsored ADR	5,868	277,146
Teva Pharmaceutical Industries Ltd.	846,862	48,195,858
Teva Pharmaceutical Industries Ltd. sponsored ADR	74,781	4,261,021
TOTAL ISRAEL		77,557,461
Italy - 2.1%
Assicurazioni Generali SpA	1,260,162	27,267,860
Atlantia SpA	445,746	11,248,135
Banca Monte dei Paschi di Siena SpA (a)	4,643,122	3,749,556
Banco Popolare Societa Cooperativa (a)	386,760	5,337,012
Enel Green Power SpA	1,854,252	4,464,521
Enel SpA	7,097,573	34,266,259
Eni SpA	2,743,451	54,655,799

	Shares	Value
EXOR SpA	105,491	$ 4,699,196
Finmeccanica SpA (a)	433,147	4,203,925
Intesa Sanpaolo SpA	12,549,391	38,650,464
Intesa Sanpaolo SpA (Risparmio Shares)	1,000,000	2,692,665
Luxottica Group SpA	180,049	9,623,499
Mediobanca SpA	654,911	5,867,321
Pirelli & C. SpA	253,806	3,603,401
Prysmian SpA	216,562	3,893,814
Saipem SpA (a)	287,677	4,120,079
Snam Rete Gas SpA	2,189,814	11,618,485
Telecom Italia SpA (a)(d)	10,880,288	12,263,274
Terna SpA	1,621,206	7,835,063
UniCredit SpA	4,740,588	35,067,852
Unione di Banche Italiane ScpA	923,802	7,103,829
Unipolsai SpA	964,230	2,759,520
TOTAL ITALY		294,991,529
Japan - 20.5%
ABC-MART, Inc.	28,900	1,451,454
ACOM Co. Ltd. (a)(d)	420,500	1,257,921
Advantest Corp.	176,290	2,105,022
AEON Co. Ltd.	681,000	6,788,767
AEON Financial Service Co. Ltd.	120,000	2,590,714
AEON MALL Co. Ltd.	121,140	2,066,128
Air Water, Inc.	163,000	2,645,471
Aisin Seiki Co. Ltd.	207,400	7,419,002
Ajinomoto Co., Inc.	627,866	11,721,894
Alfresa Holdings Corp.	187,200	2,161,153
All Nippon Airways Ltd.	1,214,000	2,989,221
Amada Co. Ltd.	386,400	3,487,271
Aozora Bank Ltd.	1,259,000	4,095,171
Asahi Glass Co. Ltd.	1,077,677	5,203,581
Asahi Group Holdings	416,103	12,982,400
Asahi Kasei Corp.	1,360,727	11,833,406
Asics Corp.	173,100	4,383,294
Astellas Pharma, Inc.	2,314,800	33,297,073
Bandai Namco Holdings, Inc.	189,650	4,105,594
Bank of Kyoto Ltd.	364,000	3,061,195
Bank of Yokohama Ltd.	1,248,084	7,036,051
Benesse Holdings, Inc.	72,300	2,202,448
Bridgestone Corp.	701,279	24,107,758
Brother Industries Ltd.	252,000	4,710,003
Calbee, Inc.	79,500	2,753,392
Canon, Inc.	1,222,344	39,046,726
Casio Computer Co. Ltd. (d)	223,100	3,372,726
Central Japan Railway Co.	155,400	22,621,851
Chiba Bank Ltd.	798,674	5,310,136
Chiyoda Corp.	167,000	1,474,813
Chubu Electric Power Co., Inc. (a)	697,764	8,161,258
Chugai Pharmaceutical Co. Ltd.	241,225	6,535,252
Chugoku Electric Power Co., Inc.	323,400	4,175,013
Citizen Holdings Co. Ltd.	291,466	2,254,705
COLOPL, Inc.	50,000	1,247,156
Credit Saison Co. Ltd.	157,752	2,953,779
Common Stocks - continued
	Shares	Value
Japan - continued
Dai Nippon Printing Co. Ltd.	596,242	$ 5,240,418
Dai-ichi Mutual Life Insurance Co.	1,148,200	16,656,495
Daicel Chemical Industries Ltd.	293,000	3,372,697
Daihatsu Motor Co. Ltd.	210,300	2,883,274
Daiichi Sankyo Kabushiki Kaisha (d)	685,870	10,111,482
Daikin Industries Ltd.	252,594	16,762,263
Dainippon Sumitomo Pharma Co. Ltd.	168,000	1,737,052
Daito Trust Construction Co. Ltd.	77,963	8,803,440
Daiwa House Industry Co. Ltd.	639,884	12,188,909
Daiwa Securities Group, Inc.	1,794,985	14,428,551
DENSO Corp.	524,038	24,477,481
Dentsu, Inc.	232,300	8,730,581
Don Quijote Holdings Co. Ltd.	62,900	3,922,306
East Japan Railway Co.	361,800	27,125,091
Eisai Co. Ltd.	271,878	9,748,385
Electric Power Development Co. Ltd.	124,180	4,300,833
FamilyMart Co. Ltd. (d)	63,200	2,332,654
Fanuc Corp.	206,472	34,832,472
Fast Retailing Co. Ltd.	57,300	20,861,604
Fuji Electric Co. Ltd.	598,153	2,626,087
Fuji Heavy Industries Ltd.	633,600	23,054,561
Fujifilm Holdings Corp.	500,205	16,588,496
Fujitsu Ltd.	2,015,075	11,514,472
Fukuoka Financial Group, Inc.	841,300	4,586,847
GungHo Online Entertainment, Inc. (d)	424,600	1,602,939
Gunma Bank Ltd.	407,663	2,425,298
Hakuhodo DY Holdings, Inc.	253,400	2,464,175
Hamamatsu Photonics K.K.	77,600	3,923,485
Hankyu Hanshin Holdings, Inc.	1,235,000	6,795,778
Hikari Tsushin, Inc.	18,200	1,183,989
Hino Motors Ltd.	277,600	3,740,477
Hirose Electric Co. Ltd.	32,098	4,057,217
Hiroshima Bank Ltd.	531,000	2,568,417
Hisamitsu Pharmaceutical Co., Inc.	62,200	1,892,155
Hitachi Chemical Co. Ltd.	114,900	2,127,204
Hitachi Construction Machinery Co. Ltd.	115,700	2,497,880
Hitachi High-Technologies Corp.	65,200	1,884,520
Hitachi Ltd.	5,207,271	40,216,263
Hitachi Metals Ltd.	229,000	3,961,717
Hokuhoku Financial Group, Inc.	1,298,000	2,625,095
Hokuriku Electric Power Co., Inc.	183,600	2,350,117
Honda Motor Co. Ltd.	1,754,760	53,080,598
Honda Motor Co. Ltd. sponsored ADR (d)	2,457	74,496
Hoya Corp.	468,616	16,664,359
Hulic Co. Ltd.	265,200	2,739,826
Ibiden Co. Ltd.	130,200	1,934,293
Idemitsu Kosan Co. Ltd.	98,000	1,672,284
Iida Group Holdings Co. Ltd.	174,100	1,911,623
INPEX Corp.	949,900	10,065,722
Isetan Mitsukoshi Holdings Ltd.	363,187	4,771,286
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,496,185	7,564,768

	Shares	Value
Isuzu Motors Ltd.	646,500	$ 8,438,767
Itochu Corp.	1,617,486	18,618,740
ITOCHU Techno-Solutions Corp.	26,000	1,016,601
Iyo Bank Ltd.	260,000	2,690,486
J. Front Retailing Co. Ltd.	259,600	3,327,308
Japan Airlines Co. Ltd.	126,800	3,729,097
Japan Display, Inc. (d)	380,800	1,257,888
Japan Exchange Group, Inc.	281,200	7,215,421
Japan Prime Realty Investment Corp.	846	3,069,040
Japan Real Estate Investment Corp.	1,353	6,669,799
Japan Retail Fund Investment Corp.	2,617	5,447,030
Japan Tobacco, Inc.	1,186,200	38,008,979
JFE Holdings, Inc.	531,475	11,310,694
JGC Corp.	220,117	4,736,401
Joyo Bank Ltd.	714,941	3,608,744
JSR Corp.	193,016	3,453,046
JTEKT Corp.	221,600	3,676,838
JX Holdings, Inc.	2,422,468	9,014,594
Kajima Corp.	904,317	3,573,984
Kakaku.com, Inc.	160,900	2,458,176
Kamigumi Co. Ltd.	252,663	2,280,290
Kaneka Corp.	308,559	1,632,890
Kansai Electric Power Co., Inc. (a)	755,736	7,584,744
Kansai Paint Co. Ltd.	249,000	3,967,801
Kao Corp.	556,650	20,620,489
Kawasaki Heavy Industries Ltd.	1,519,945	6,685,862
KDDI Corp.	628,200	40,253,078
Keihan Electric Railway Co., Ltd.	500,000	2,502,739
Keihin Electric Express Railway Co. Ltd.	504,061	3,852,560
Keio Corp.	623,410	4,586,137
Keisei Electric Railway Co.	297,000	3,416,238
Keyence Corp.	49,162	22,710,549
Kikkoman Corp.	159,849	3,803,940
Kintetsu Corp.	1,960,100	6,623,410
Kirin Holdings Co. Ltd.	881,456	11,316,240
Kobe Steel Ltd.	3,329,000	5,301,938
Koito Manufacturing Co. Ltd.	102,800	3,226,848
Komatsu Ltd.	1,006,345	23,837,834
Konami Corp.	111,100	2,099,918
Konica Minolta, Inc.	513,600	5,989,908
Kubota Corp.	1,209,864	18,912,090
Kuraray Co. Ltd.	369,486	4,499,092
Kurita Water Industries Ltd.	107,100	2,223,767
Kyocera Corp.	345,904	16,938,132
Kyowa Hakko Kirin Co., Ltd.	245,689	2,668,687
Kyushu Electric Power Co., Inc. (a)	456,770	4,680,478
Lawson, Inc.	69,616	4,294,170
LIXIL Group Corp.	285,659	6,075,700
M3, Inc.	211,000	3,630,758
Mabuchi Motor Co. Ltd.	26,421	2,106,199
Makita Corp.	127,300	6,393,427
Marubeni Corp.	1,770,444	11,163,927
Marui Group Co. Ltd.	255,349	2,235,675
Maruichi Steel Tube Ltd.	49,400	1,084,827
Common Stocks - continued
	Shares	Value
Japan - continued
Mazda Motor Corp.	582,500	$ 15,047,221
McDonald's Holdings Co. (Japan) Ltd. (d)	71,600	1,637,502
Medipal Holdings Corp.	142,200	1,580,533
Meiji Holdings Co. Ltd.	66,029	5,925,751
Minebea Ltd.	330,000	4,135,080
Miraca Holdings, Inc.	59,900	2,273,949
Mitsubishi Chemical Holdings Corp.	1,464,175	7,544,813
Mitsubishi Corp.	1,514,202	28,645,685
Mitsubishi Electric Corp.	2,082,106	25,028,434
Mitsubishi Estate Co. Ltd.	1,348,723	30,362,463
Mitsubishi Gas Chemical Co., Inc.	422,867	2,419,539
Mitsubishi Heavy Industries Ltd.	3,277,256	19,127,223
Mitsubishi Logistics Corp.	132,000	2,068,931
Mitsubishi Materials Corp.	1,217,937	3,828,183
Mitsubishi Motors Corp. of Japan	691,500	7,109,042
Mitsubishi Tanabe Pharma Corp.	242,300	3,695,652
Mitsubishi UFJ Financial Group, Inc.	13,739,930	79,162,821
Mitsubishi UFJ Lease & Finance Co. Ltd.	577,500	2,725,204
Mitsui & Co. Ltd.	1,839,723	25,385,914
Mitsui Chemicals, Inc.	875,683	2,449,876
Mitsui Fudosan Co. Ltd.	1,004,677	29,043,098
Mitsui OSK Lines Ltd.	1,184,285	3,752,348
mixi, Inc.	39,400	1,809,472
Mizuho Financial Group, Inc.	24,870,500	42,894,013
MS&AD Insurance Group Holdings, Inc.	545,484	12,737,307
Murata Manufacturing Co. Ltd.	218,454	23,608,937
Nabtesco Corp.	124,300	2,984,164
Nagoya Railroad Co. Ltd. (d)	899,000	3,484,790
NEC Corp.	2,798,951	8,797,579
New Hampshire Foods Ltd.	185,740	3,729,826
Nexon Co. Ltd.	145,200	1,375,283
NGK Insulators Ltd.	281,309	6,246,307
NGK Spark Plug Co. Ltd.	192,100	5,779,026
NHK Spring Co. Ltd.	171,900	1,489,114
Nidec Corp.	234,584	15,537,155
Nikon Corp. (d)	363,938	5,189,038
Nintendo Co. Ltd.	114,996	13,333,993
Nippon Building Fund, Inc.	1,519	7,654,521
Nippon Electric Glass Co. Ltd.	434,000	1,985,860
Nippon Express Co. Ltd.	905,546	4,349,551
Nippon Paint Holdings Co. Ltd.	187,000	4,837,701
Nippon Prologis REIT, Inc.	1,584	3,453,112
Nippon Steel & Sumitomo Metal Corp.	8,176,636	21,070,323
Nippon Telegraph & Telephone Corp.	404,700	21,649,172
Nippon Yusen KK	1,739,578	4,910,749
Nissan Motor Co. Ltd.	2,684,148	25,052,493
Nisshin Seifun Group, Inc.	231,823	2,295,374
Nissin Food Holdings Co. Ltd.	62,623	3,139,857
Nitori Holdings Co. Ltd.	73,700	4,086,509
Nitto Denko Corp.	168,194	8,876,709
NKSJ Holdings, Inc.	358,603	8,891,795
NOK Corp.	100,700	2,521,106

	Shares	Value
Nomura Holdings, Inc.	3,918,247	$ 23,568,896
Nomura Real Estate Holdings, Inc.	134,800	2,476,312
Nomura Research Institute Ltd.	120,800	3,766,411
NSK Ltd.	505,576	6,369,227
NTT Data Corp.	137,100	5,233,530
NTT DOCOMO, Inc.	1,647,900	25,725,748
NTT Urban Development Co.	120,800	1,242,916
Obayashi Corp.	695,704	4,338,257
Odakyu Electric Railway Co. Ltd.	675,000	6,182,902
Oji Holdings Corp.	860,352	3,015,981
Olympus Corp. (a)	258,429	9,407,713
OMRON Corp.	220,960	10,278,075
Ono Pharmaceutical Co. Ltd.	88,800	7,602,663
Oracle Corp. Japan	40,500	1,528,946
Oriental Land Co. Ltd.	53,756	11,700,661
ORIX Corp.	1,422,880	18,770,697
Osaka Gas Co. Ltd.	2,012,525	7,697,692
Otsuka Corp.	52,000	1,790,006
Otsuka Holdings Co. Ltd.	421,200	13,318,893
Panasonic Corp.	2,378,873	30,596,760
Park24 Co. Ltd.	103,400	1,569,254
Rakuten, Inc.	857,100	11,548,857
Recruit Holdings Co. Ltd. (a)	155,200	5,100,531
Resona Holdings, Inc.	2,371,900	12,807,900
Ricoh Co. Ltd.	766,170	8,299,583
Rinnai Corp.	39,600	2,943,221
ROHM Co. Ltd.	103,644	6,707,558
Sankyo Co. Ltd. (Gunma)	52,700	1,696,419
Sanrio Co. Ltd. (d)	51,400	1,357,875
Santen Pharmaceutical Co. Ltd.	80,700	4,515,446
SBI Holdings, Inc. Japan	217,360	2,509,339
Secom Co. Ltd.	224,167	12,966,060
Sega Sammy Holdings, Inc.	201,300	2,773,452
Seibu Holdings, Inc. (d)	130,300	2,467,212
Seiko Epson Corp.	140,100	6,764,751
Sekisui Chemical Co. Ltd.	458,293	5,704,043
Sekisui House Ltd.	593,667	7,974,258
Seven & i Holdings Co., Ltd.	812,400	30,310,112
Seven Bank Ltd. (d)	638,900	2,772,676
Sharp Corp. (a)(d)	1,639,675	3,910,239
Shikoku Electric Power Co., Inc. (a)	195,500	2,443,132
Shimadzu Corp.	254,000	2,512,817
Shimamura Co. Ltd.	23,400	1,958,052
SHIMANO, Inc.	84,700	11,491,278
SHIMIZU Corp.	630,416	4,303,000
Shin-Etsu Chemical Co., Ltd.	442,562	29,797,509
Shinsei Bank Ltd.	1,802,000	3,386,248
Shionogi & Co. Ltd.	323,391	8,047,304
Shiseido Co. Ltd.	384,550	5,743,784
Shizuoka Bank Ltd.	575,274	5,536,049
Showa Shell Sekiyu K.K.	199,900	1,665,974
SMC Corp.	59,471	16,342,372
SoftBank Corp.	1,035,030	68,979,632
Sony Corp.	1,127,185	24,705,520
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Financial Holdings, Inc.	185,600	$ 2,816,766
Stanley Electric Co. Ltd.	155,225	3,373,433
Sumitomo Chemical Co. Ltd.	1,603,334	6,066,377
Sumitomo Corp.	1,215,442	12,966,627
Sumitomo Electric Industries Ltd.	816,306	10,617,412
Sumitomo Heavy Industries Ltd.	588,822	3,230,160
Sumitomo Metal Mining Co. Ltd.	561,065	8,590,672
Sumitomo Mitsui Financial Group, Inc.	1,371,700	51,520,181
Sumitomo Mitsui Trust Holdings, Inc.	3,580,722	14,901,801
Sumitomo Realty & Development Co. Ltd.	384,000	13,262,189
Sumitomo Rubber Industries Ltd.	183,700	2,798,766
Suntory Beverage & Food Ltd.	149,600	5,282,076
Suzuken Co. Ltd.	77,360	1,981,751
Suzuki Motor Corp.	394,900	12,477,269
Sysmex Corp.	156,500	6,725,794
T&D Holdings, Inc.	626,800	7,595,335
Taiheiyo Cement Corp.	1,268,000	3,974,855
Taisei Corp.	1,104,594	5,771,031
Taisho Pharmaceutical Holdings Co. Ltd.	34,357	2,127,951
Taiyo Nippon Sanso Corp. (d)	145,000	1,708,182
Takashimaya Co. Ltd.	285,000	2,387,208
Takeda Pharmaceutical Co. Ltd.	852,642	35,723,738
TDK Corp.	133,325	8,032,980
Teijin Ltd.	1,002,341	2,719,759
Terumo Corp.	329,724	7,501,936
The Chugoku Bank Ltd.	172,900	2,422,960
The Hachijuni Bank Ltd.	449,000	2,746,895
The Suruga Bank Ltd.	196,300	3,730,147
THK Co. Ltd.	122,900	2,977,480
Tobu Railway Co. Ltd.	1,108,297	4,996,536
Toho Co. Ltd.	121,454	2,708,075
Toho Gas Co. Ltd.	447,000	2,346,684
Tohoku Electric Power Co., Inc.	485,290	5,622,935
Tokio Marine Holdings, Inc.	746,900	24,423,573
Tokyo Electric Power Co., Inc. (a)	1,572,518	5,751,014
Tokyo Electron Ltd.	184,518	12,864,299
Tokyo Gas Co. Ltd.	2,582,395	14,083,813
Tokyo Tatemono Co. Ltd.	448,000	3,575,091
Tokyu Corp.	1,231,954	7,443,423
Tokyu Fudosan Holdings Corp.	511,600	3,655,825
TonenGeneral Sekiyu K.K.	309,856	2,592,795
Toppan Printing Co. Ltd.	594,013	3,829,274
Toray Industries, Inc.	1,584,883	12,460,570
Toshiba Corp.	4,325,880	19,228,969
Toto Ltd.	304,185	3,632,174
Toyo Seikan Group Holdings Ltd.	177,300	2,142,481
Toyo Suisan Kaisha Ltd.	95,000	3,218,168
Toyoda Gosei Co. Ltd.	70,100	1,372,819
Toyota Industries Corp.	175,286	8,759,130
Toyota Motor Corp.	2,959,151	181,996,241
Toyota Motor Corp. sponsored ADR (d)	830	102,198
Toyota Tsusho Corp.	228,100	5,401,205

	Shares	Value
Trend Micro, Inc.	113,600	$ 3,450,982
Unicharm Corp. (d)	402,340	9,211,745
United Urban Investment Corp.	2,669	4,289,022
USS Co. Ltd.	237,500	3,428,310
West Japan Railway Co.	178,600	8,527,409
Yahoo! Japan Corp.	1,532,500	5,591,746
Yakult Honsha Co. Ltd.	94,166	4,999,122
Yamada Denki Co. Ltd. (d)	937,650	3,089,417
Yamaguchi Financial Group, Inc.	222,000	2,226,173
Yamaha Corp.	178,543	2,661,520
Yamaha Motor Co. Ltd.	282,900	6,014,635
Yamato Holdings Co. Ltd.	392,732	8,861,043
Yamato Kogyo Co. Ltd.	42,800	1,201,011
Yamazaki Baking Co. Ltd.	120,000	1,514,789
Yaskawa Electric Corp.	240,600	3,122,306
Yokogawa Electric Corp.	234,700	2,954,764
Yokohama Rubber Co. Ltd.	226,000	2,079,649
TOTAL JAPAN		2,892,219,713
Luxembourg - 0.4%
Altice SA	93,211	6,274,650
ArcelorMittal SA (Netherlands)	1,079,242	13,224,558
Millicom International Cellular SA (depository receipt)	71,129	5,920,023
RTL Group SA	41,898	4,037,232
SES SA (France) (depositary receipt)	327,248	12,183,265
Subsea 7 SA	303,529	3,015,982
Tenaris SA	508,649	8,389,272
TOTAL LUXEMBOURG		53,044,982
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	72
Mauritius - 0.0%
Golden Agri-Resources Ltd.	7,561,680	2,668,896
Netherlands - 3.2%
AEGON NV	1,946,691	15,284,571
Airbus Group NV	633,315	38,609,718
Akzo Nobel NV	259,366	17,930,829
ASML Holding NV (Netherlands)	384,984	40,691,356
CNH Industrial NV	1,017,609	7,970,797
Corio NV	77,165	3,906,428
Delta Lloyd NV	221,236	5,088,624
Fiat Chrysler Automobiles NV (a)	944,487	11,787,508
Gemalto NV (d)	84,910	7,218,248
Heineken Holding NV	108,135	7,399,035
Heineken NV (Bearer)	248,824	19,582,940
ING Groep NV (Certificaten Van Aandelen) (a)(d)	4,153,604	60,764,826
Koninklijke Ahold NV	1,001,099	17,694,706
Koninklijke Boskalis Westminster NV	92,910	5,216,807
Koninklijke KPN NV	3,450,197	11,480,542
Koninklijke Philips Electronics NV	1,044,942	31,470,309
NN Group NV	125,000	3,797,448
Common Stocks - continued
	Shares	Value
Netherlands - continued
OCI NV (a)	94,490	$ 3,390,244
QIAGEN NV (a)	250,927	5,999,470
Randstad Holding NV	133,825	6,608,285
Reed Elsevier NV	750,391	18,459,477
Royal DSM NV	185,417	12,197,869
STMicroelectronics NV	688,031	5,154,662
TNT Express NV	469,520	3,166,493
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,755,193	71,497,695
Vopak NV (d)	76,646	3,852,973
Wolters Kluwer NV	326,638	9,577,656
TOTAL NETHERLANDS		445,799,516
New Zealand - 0.1%
Auckland International Airport Ltd.	1,025,868	3,111,970
Contact Energy Ltd.	392,126	1,884,165
Fletcher Building Ltd.	745,331	4,784,824
Meridian Energy Ltd. (a)	1,300,000	1,752,688
Mighty River Power Ltd.	710,000	1,669,600
Ryman Healthcare Group Ltd.	397,232	2,494,076
Spark New Zealand Ltd.	1,983,557	4,757,722
TOTAL NEW ZEALAND		20,455,045
Norway - 0.6%
DNB ASA	1,054,344	17,460,617
Gjensidige Forsikring ASA	216,111	3,695,676
Norsk Hydro ASA	1,443,033	8,426,710
Orkla ASA	872,985	6,477,816
Statoil ASA	1,197,704	22,611,029
Telenor ASA	816,762	17,194,989
Yara International ASA	193,646	8,211,323
TOTAL NORWAY		84,078,160
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.) (a)(d)	38,001,923	3,924,721
Banco Espirito Santo SA (Reg.) (a)	2,598,658	32
Energias de Portugal SA	2,480,553	10,182,535
Galp Energia SGPS SA Class B	412,741	5,033,021
Jeronimo Martins SGPS SA	270,638	2,751,287
TOTAL PORTUGAL		21,891,596
Singapore - 1.4%
Ascendas Real Estate Investment Trust	2,198,183	3,946,711
CapitaCommercial Trust (REIT)	2,183,000	2,822,339
CapitaLand Ltd.	2,765,437	7,044,618
CapitaMall Trust	2,620,200	3,980,661
City Developments Ltd.	439,000	3,388,583
ComfortDelgro Corp. Ltd.	2,194,784	4,378,453
DBS Group Holdings Ltd.	1,846,745	28,098,637
Global Logistic Properties Ltd.	3,313,000	6,660,063
Hutchison Port Holdings Trust	5,989,000	4,102,465
Jardine Cycle & Carriage Ltd.	113,267	3,701,405

	Shares	Value
Keppel Corp. Ltd.	1,560,400	$ 10,775,416
Keppel Land Ltd.	759,000	1,962,580
Oversea-Chinese Banking Corp. Ltd.	3,156,118	25,378,744
Sembcorp Industries Ltd.	1,051,130	3,685,770
Sembcorp Marine Ltd.	906,800	2,177,767
Singapore Airlines Ltd.	572,425	4,734,705
Singapore Exchange Ltd.	863,000	4,847,050
Singapore Press Holdings Ltd.	1,720,021	5,661,697
Singapore Technologies Engineering Ltd.	1,674,161	4,328,952
Singapore Telecommunications Ltd.	8,593,827	25,716,201
StarHub Ltd.	632,000	2,007,581
Suntec (REIT)	2,500,000	3,778,869
United Overseas Bank Ltd.	1,392,189	25,636,873
UOL Group Ltd.	500,356	2,583,746
Wilmar International Ltd.	2,067,000	5,090,977
Yangzijiang Shipbuilding Holdings Ltd.	2,097,000	1,971,016
TOTAL SINGAPORE		198,461,879
Spain - 3.6%
Abertis Infraestructuras SA	432,679	9,265,562
ACS Actividades de Construccion y Servicios SA	189,791	6,710,399
Amadeus IT Holding SA Class A	454,801	18,117,573
Banco Bilbao Vizcaya Argentaria SA	6,396,006	68,737,198
Banco de Sabadell SA	3,670,746	10,418,488
Banco Popular Espanol SA	1,914,449	10,529,098
Banco Santander SA (Spain)	13,318,711	119,942,800
Bankia SA (a)	4,950,466	8,685,409
Bankinter SA	710,000	6,367,046
Criteria CaixaCorp SA	2,398,289	13,252,792
Criteria CaixaCorp SA rights 12/9/14 (a)	1,928,289	129,566
Distribuidora Internacional de Alimentacion SA	661,350	4,600,110
Enagas SA	217,815	7,298,763
Ferrovial SA	447,773	9,182,062
Gas Natural SDG SA	375,375	10,640,062
Grifols SA	161,428	7,195,984
Iberdrola SA	5,471,698	40,482,947
Inditex SA	1,175,583	34,250,945
International Consolidated Airlines Group SA (a)	312,568	2,235,171
International Consolidated Airlines Group SA CDI (a)	777,807	5,565,442
MAPFRE SA (Reg.)	1,084,033	3,980,492
Red Electrica Corporacion SA	116,830	10,709,523
Repsol YPF SA	1,096,365	24,623,936
Telefonica SA	4,415,378	70,827,778
Telefonica SA rights 12/3/14 (a)	4,415,378	2,021,812
Zardoya Otis SA	185,439	1,977,457
TOTAL SPAIN		507,748,415
Sweden - 3.0%
Alfa Laval AB	337,196	6,711,988
ASSA ABLOY AB (B Shares)	358,658	19,493,276
Common Stocks - continued
	Shares	Value
Sweden - continued
Atlas Copco AB:
(A Shares)	724,967	$ 20,906,993
(B Shares)	418,512	11,120,576
Boliden AB	294,833	4,982,892
Electrolux AB (B Shares)	258,087	7,671,332
Elekta AB (B Shares) (d)	396,682	4,043,812
Getinge AB (B Shares)	215,224	4,982,719
H&M Hennes & Mauritz AB (B Shares)	1,023,699	43,857,318
Hakon Invest AB	80,000	3,090,419
Hexagon AB (B Shares)	274,810	8,736,063
Husqvarna AB (B Shares)	441,745	3,252,961
Industrivarden AB (C Shares)	156,843	2,772,780
Investment AB Kinnevik (B Shares)	252,821	8,772,926
Investor AB (B Shares)	492,305	18,496,188
Lundin Petroleum AB (a)	232,379	3,275,929
Nordea Bank AB	3,273,290	40,898,014
Sandvik AB	1,142,377	11,967,277
Securitas AB (B Shares)	333,135	4,023,823
Skandinaviska Enskilda Banken AB (A Shares)	1,632,494	21,568,637
Skanska AB (B Shares)	406,891	8,765,133
SKF AB (B Shares)	426,735	8,791,933
Svenska Cellulosa AB (SCA) (B Shares)	634,022	14,959,085
Svenska Handelsbanken AB (A Shares)	538,254	26,294,328
Swedbank AB (A Shares)	976,944	25,631,463
Swedish Match Co. AB	217,750	7,520,908
Tele2 AB (B Shares)	342,869	4,440,331
Telefonaktiebolaget LM Ericsson (B Shares)	3,280,044	41,222,440
TeliaSonera AB	2,574,485	18,371,172
Volvo AB (B Shares)	1,648,310	18,041,138
TOTAL SWEDEN		424,663,854
Switzerland - 9.3%
ABB Ltd. (Reg.)	2,368,403	53,183,483
Actelion Ltd.	110,540	13,151,484
Adecco SA (Reg.)	182,177	12,799,078
Aryzta AG	93,763	7,485,506
Baloise Holdings AG	51,049	6,670,861
Barry Callebaut AG	2,413	2,583,528
Coca-Cola HBC AG	217,367	4,936,248
Compagnie Financiere Richemont SA Series A	562,572	52,922,253
Credit Suisse Group AG	1,633,737	43,613,706
Ems-Chemie Holding AG	8,877	3,295,267
Geberit AG (Reg.)	40,691	14,182,336
Givaudan SA	9,948	17,737,982
Holcim Ltd. (Reg.)	246,553	18,215,435
Julius Baer Group Ltd.	240,751	10,913,879
Kuehne & Nagel International AG	57,879	7,797,109
Lindt & Spruengli AG	110	6,574,372
Lindt & Spruengli AG (participation certificate)	1,013	5,105,121

	Shares	Value
Lonza Group AG	57,167	$ 6,724,485
Nestle SA	3,471,586	260,553,657
Novartis AG	2,477,922	239,745,251
Pargesa Holding SA	32,701	2,603,890
Partners Group Holding AG	18,729	5,381,618
Roche Holding AG (participation certificate)	756,778	226,575,939
Schindler Holding AG:
(participation certificate)	50,458	7,199,702
(Reg.)	21,868	3,056,878
SGS SA (Reg.)	5,882	12,729,361
Sika AG (Bearer)	2,314	8,812,728
Sonova Holding AG Class B (d)	57,637	8,725,373
Sulzer AG (Reg.)	25,501	2,849,141
Swatch Group AG (Bearer) (d)	33,257	16,443,404
Swatch Group AG (Bearer) (Reg.)	53,907	4,965,082
Swiss Life Holding AG	34,343	7,873,197
Swiss Prime Site AG	62,200	4,798,240
Swiss Re Ltd.	379,656	32,471,743
Swisscom AG	25,214	15,312,463
Syngenta AG (Switzerland)	100,323	33,070,951
Transocean Ltd. (Switzerland) (d)	389,608	8,254,082
UBS Group AG	3,934,713	70,688,346
Zurich Insurance Group AG	160,988	50,475,968
TOTAL SWITZERLAND		1,310,479,147
United Kingdom - 19.2%
3i Group PLC	1,043,485	7,246,126
Aberdeen Asset Management PLC	988,134	6,952,941
Admiral Group PLC	210,039	4,073,412
Aggreko PLC	270,076	6,475,374
AMEC PLC	407,696	5,958,713
Anglo American PLC (United Kingdom)	1,503,769	31,018,344
Antofagasta PLC	416,444	4,800,216
ARM Holdings PLC	1,518,199	21,654,744
Ashtead Group PLC	530,000	8,736,816
Associated British Foods PLC	383,313	19,202,033
AstraZeneca PLC (United Kingdom)	1,359,966	101,043,282
Aviva PLC	3,167,282	25,222,604
Babcock International Group PLC	380,486	6,766,060
BAE Systems PLC	3,393,844	25,536,652
Barclays PLC	17,661,074	67,481,624
BG Group PLC	3,672,191	51,641,183
BHP Billiton PLC	2,274,382	53,647,752
BP PLC	19,859,661	130,197,888
British American Tobacco PLC (United Kingdom)	2,017,118	119,419,187
British Land Co. PLC	1,033,409	12,412,812
BT Group PLC	8,742,562	56,042,190
Bunzl PLC	357,158	9,976,508
Burberry Group PLC	478,386	12,345,229
Capita Group PLC	706,716	11,826,750
Carnival PLC	196,977	8,680,489
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Carphone Warehouse Group PLC	1,048,801	$ 6,943,494
Centrica PLC	5,423,241	24,139,625
Cobham PLC	1,206,376	5,690,504
Compass Group PLC	1,804,702	30,765,836
Croda International PLC	146,030	5,604,713
Diageo PLC	2,702,824	83,418,965
Direct Line Insurance Group PLC	1,605,197	7,393,505
easyJet PLC	170,845	4,416,842
Fresnillo PLC	240,636	2,679,645
G4S PLC (United Kingdom)	1,653,463	7,147,748
GKN PLC	1,769,233	9,554,728
GlaxoSmithKline PLC	5,226,872	121,414,797
GlaxoSmithKline PLC sponsored ADR (d)	2,239	104,002
Hammerson PLC	843,078	8,214,716
Hargreaves Lansdown PLC	251,796	3,841,606
HSBC Holdings PLC (United Kingdom)	20,610,349	205,350,462
ICAP PLC	591,489	3,855,770
IMI PLC	291,568	5,385,506
Imperial Tobacco Group PLC	1,030,345	47,699,201
Inmarsat PLC	454,381	5,646,129
InterContinental Hotel Group PLC	251,826	10,663,608
Intertek Group PLC	172,578	6,302,445
Intu Properties PLC	1,017,539	5,679,817
Investec PLC	589,881	5,461,637
ITV PLC	4,106,951	13,758,647
J Sainsbury PLC (d)	1,335,491	4,875,044
Johnson Matthey PLC	221,333	11,513,441
Kingfisher PLC	2,545,110	12,433,034
Land Securities Group PLC	846,576	15,729,652
Legal & General Group PLC	6,353,763	24,515,282
Lloyds Banking Group PLC (a)	61,470,610	77,237,877
London Stock Exchange Group PLC	241,380	8,513,038
Marks & Spencer Group PLC	1,756,628	13,420,883
Meggitt PLC	867,080	6,821,249
Melrose PLC	1,140,732	4,615,479
Merlin Entertainments PLC	500,000	2,963,780
National Grid PLC	4,021,769	58,471,886
Next PLC	167,271	17,724,202
Old Mutual PLC	5,252,129	16,453,302
Pearson PLC	880,403	16,950,257
Persimmon PLC	327,066	7,841,773
Prudential PLC	2,755,138	66,583,911
Prudential PLC ADR (d)	2,253	108,617
Reckitt Benckiser Group PLC	700,275	57,554,339
Reed Elsevier PLC	1,233,152	21,465,870
Rexam PLC	757,049	5,356,527
Rio Tinto PLC	1,370,395	63,781,216
Rolls-Royce Group PLC	2,024,998	26,682,790
Royal & Sun Alliance Insurance Group PLC	1,083,482	7,933,957
Royal Bank of Scotland Group PLC (a)	2,703,099	16,706,981

	Shares	Value
Royal Dutch Shell PLC:
Class A (Netherlands)	194,232	$ 6,468,652
Class A (United Kingdom)	4,045,046	134,771,246
Class B (United Kingdom)	2,623,862	91,125,109
Royal Mail PLC	694,355	4,537,188
SABMiller PLC	1,038,324	57,877,174
Sage Group PLC	1,172,511	7,465,429
Schroders PLC	132,851	5,599,643
Scottish & Southern Energy PLC	1,064,026	27,291,840
Segro PLC	794,591	4,875,270
Severn Trent PLC	254,920	8,145,336
Sky PLC (a)	1,111,422	16,200,620
Smith & Nephew PLC	961,698	16,673,410
Smiths Group PLC	423,769	7,668,303
Sports Direct International PLC (a)	290,786	3,003,883
Standard Chartered PLC (United Kingdom)	2,657,873	38,954,433
Standard Life PLC	2,569,393	17,038,569
Tate & Lyle PLC	499,957	4,718,964
Tesco PLC	8,742,990	25,504,986
The Weir Group PLC	228,480	6,703,749
Travis Perkins PLC	264,334	7,470,470
TUI Travel PLC	540,744	3,760,933
Tullow Oil PLC	974,611	6,493,482
Unilever PLC	1,381,483	58,309,179
United Utilities Group PLC	729,086	10,325,330
Vodafone Group PLC	28,333,279	103,841,554
Vodafone Group PLC sponsored ADR	14,727	538,272
Whitbread PLC	193,866	13,908,078
William Hill PLC	935,311	4,900,468
WM Morrison Supermarkets PLC	2,256,160	6,298,612
TOTAL UNITED KINGDOM		2,706,217,446
TOTAL COMMON STOCKS (Cost $12,857,089,861)		13,734,123,958
Nonconvertible Preferred Stocks - 0.9%

France - 0.3%
Air Liquide SA (a)	277,582	34,954,002
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	58,272	4,950,836
FUCHS PETROLUB AG	76,054	3,148,473
Henkel AG & Co. KGaA	190,368	21,133,979
Porsche Automobil Holding SE (Germany)	165,081	14,386,936
Volkswagen AG	175,161	40,364,864
TOTAL GERMANY		83,985,088
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	6,509,009	5,770,651
Nonconvertible Preferred Stocks - continued
	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC	180,643,410	$ 282,526
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $87,742,771)		124,992,267
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 12/11/14 to 6/25/15 (e) (Cost $16,997,184)	$ 17,000,000	16,997,218
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	156,070,746	156,070,746
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	127,352,810	127,352,810
TOTAL MONEY MARKET FUNDS (Cost $283,423,556)		283,423,556
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $13,245,253,372)	14,159,536,999
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(65,450,704)
NET ASSETS - 100%	$ 14,094,086,295
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
88 ASX SPI 200 Index Contracts (Australia)	Dec. 2014	$ 9,992,629	$ (273,384)
7 CME Nikkei 225 Index (Yen Demon) Contracts (Japan)	Dec. 2014	514,762	692
12 Eurex Dax Index Contracts (Germany)	Dec. 2014	3,720,838	86,308
632 Eurex Euro Stoxx 50 Index Contracts (Germany)	Dec. 2014	25,493,311	273,123
102 Euronext CAC 40 Index Contracts (France)	Dec. 2014	5,559,042	227,905
20 HKFE Hang Seng Index Contracts (Hong Kong)	Dec. 2014	3,092,099	85,238
255 LIFFE FTSE 100 Index Contracts (United Kingdom)	Dec. 2014	26,810,246	(216,080)
34 MSCI Sing IX ETS Index Contracts (Singapore)	Dec. 2014	1,966,246	3,806
1,426 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2014	130,935,320	(2,563,786)
225 OMX Stockholm 30 Index Contracts (Sweden)	Dec. 2014	4,419,856	122,175
190 TSE TOPIX Index Contracts (Japan)	Dec. 2014	22,574,654	1,956,694
TOTAL EQUITY INDEX CONTRACTS		$ 235,079,003	$ (297,309)
The face value of futures purchased as a percentage of net assets is 1.7%
Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
12/12/14	JPY	Goldman Sachs Bank USA	Buy	78,000,000	$ 717,954	$ (60,784)
12/12/14	JPY	Goldman Sachs Bank USA	Buy	300,000,000	2,566,230	(38,654)
12/12/14	JPY	Goldman Sachs Bank USA	Buy	900,000,000	8,568,638	(985,910)
12/12/14	JPY	Goldman Sachs Bank USA	Buy	1,605,000,000	15,251,015	(1,728,480)
12/12/14	JPY	Goldman Sachs Bank USA	Sell	70,000,000	648,016	58,248
12/12/14	JPY	Goldman Sachs Bank USA	Sell	100,000,000	932,229	89,703
12/19/14	AUD	Goldman Sachs Bank USA	Buy	1,000,000	878,070	(28,216)
12/19/14	AUD	Goldman Sachs Bank USA	Buy	4,000,000	3,596,512	(197,094)
12/19/14	AUD	Goldman Sachs Bank USA	Buy	4,000,000	3,704,860	(305,442)
12/19/14	AUD	Goldman Sachs Bank USA	Buy	4,300,000	3,859,521	(205,147)
12/19/14	AUD	Goldman Sachs Bank USA	Sell	500,000	437,075	12,148
12/19/14	AUD	Goldman Sachs Bank USA	Sell	1,000,000	873,435	23,581
12/19/14	EUR	Goldman Sachs Bank USA	Buy	800,000	1,029,130	(34,279)
Forward Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
12/19/14	EUR	Goldman Sachs Bank USA	Buy	1,000,000	$ 1,268,080	$ (24,517)
12/19/14	EUR	Goldman Sachs Bank USA	Buy	8,000,000	10,363,072	(414,565)
12/19/14	EUR	Goldman Sachs Bank USA	Buy	10,000,000	12,947,120	(511,487)
12/19/14	EUR	Goldman Sachs Bank USA	Buy	10,200,000	13,204,849	(520,503)
12/19/14	EUR	Goldman Sachs Bank USA	Sell	1,400,000	1,774,612	33,623
12/19/14	EUR	Goldman Sachs Bank USA	Sell	2,100,000	2,666,045	54,562
12/19/14	GBP	Goldman Sachs Bank USA	Buy	300,000	490,157	(21,600)
12/19/14	GBP	Goldman Sachs Bank USA	Buy	700,000	1,123,234	(29,935)
12/19/14	GBP	Goldman Sachs Bank USA	Buy	5,800,000	9,413,557	(354,795)
12/19/14	GBP	Goldman Sachs Bank USA	Buy	6,000,000	9,650,070	(278,937)
12/19/14	GBP	Goldman Sachs Bank USA	Buy	6,000,000	9,733,434	(362,301)
12/19/14	GBP	Goldman Sachs Bank USA	Sell	800,000	1,286,432	36,948
12/19/14	GBP	Goldman Sachs Bank USA	Sell	1,200,000	1,929,948	55,721
12/19/14	SEK	Goldman Sachs Bank USA	Buy	15,000,000	2,103,510	(91,770)
12/19/14	SEK	Goldman Sachs Bank USA	Buy	15,100,000	2,117,368	(92,216)
12/19/14	SEK	Goldman Sachs Bank USA	Sell	700,000	97,501	3,620
						$ (5,918,478)
*Amount in U.S. Dollars unless otherwise noted
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,805,351.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 153,704
Fidelity Securities Lending Cash Central Fund	2,757,589
Total	$ 2,911,293
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,692,791,678	$ 1,306,107,063	$ 386,684,615	$ -
Consumer Staples	1,548,119,769	769,581,117	778,538,652	-
Energy	796,015,285	167,393,901	628,621,384	-
Financials	3,601,464,959	2,345,759,343	1,255,705,508	108
Health Care	1,549,987,456	555,792,362	994,195,094	-
Industrials	1,727,144,570	1,511,114,247	216,030,323	-
Information Technology	653,177,990	375,575,921	277,602,069	-
Materials	1,043,990,473	734,603,811	309,386,662	-
Telecommunication Services	707,924,777	243,951,284	463,973,493	-
Utilities	538,499,268	471,724,851	66,774,417	-
Government Obligations	16,997,218	-	16,997,218	-
Money Market Funds	283,423,556	283,423,556	-	-
Total Investments in Securities:	$ 14,159,536,999	$ 8,765,027,456	$ 5,394,509,435	$ 108
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 368,154	$ -	$ 368,154	$ -
Futures Contracts	2,755,941	2,755,941	-	-
Total Assets	$ 3,124,095	$ 2,755,941	$ 368,154	$ -
Liabilities
Forward Foreign Currency Contracts	$ (6,286,632)	$ -	$ (6,286,632)	$ -
Futures Contracts	(3,053,250)	(3,053,250)	-	-
Total Liabilities	$ (9,339,882)	$ (3,053,250)	$ (6,286,632)	$ -
Total Derivative Instruments:	$ (6,215,787)	$ (297,309)	$ (5,918,478)	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 155,332,632
Level 2 to Level 1	$ 1,441,700,290
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $13,316,774,020. Net unrealized appreciation aggregated $842,762,979, of which $2,890,043,679 related to appreciated investment securities and $2,047,280,700 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund

November 30, 2014

1.810711.110

STI-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	58,540	$ 1,249,244
Autoliv, Inc. (d)	118,893	11,765,651
BorgWarner, Inc.	281,937	15,946,357
Clean Diesel Technologies, Inc. (a)(d)	42,378	96,622
Cooper Tire & Rubber Co.	72,740	2,468,068
Cooper-Standard Holding, Inc. (a)	18,059	970,852
Dana Holding Corp.	199,693	4,233,492
Delphi Automotive PLC	365,838	26,687,882
Dorman Products, Inc. (a)(d)	32,717	1,548,496
Drew Industries, Inc.	24,362	1,147,450
Federal-Mogul Corp. Class A (a)	65,766	1,020,688
Fox Factory Holding Corp. (a)(d)	16,771	229,930
Fuel Systems Solutions, Inc. (a)(d)	20,668	203,993
Gentex Corp.	174,142	6,192,490
Gentherm, Inc. (a)(d)	38,502	1,451,140
Johnson Controls, Inc.	789,224	39,461,200
Lear Corp.	91,325	8,758,981
Modine Manufacturing Co. (a)	55,728	678,210
Motorcar Parts of America, Inc. (a)	17,588	593,595
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,722	38,331
Remy International, Inc. (d)	14,427	265,457
Shiloh Industries, Inc. (a)	7,922	128,336
Spartan Motors, Inc.	44,931	225,104
Standard Motor Products, Inc. (d)	23,238	886,530
Stoneridge, Inc. (a)	33,804	367,111
Strattec Security Corp.	4,334	449,696
Superior Industries International, Inc.	32,436	587,740
Sypris Solutions, Inc.	16,848	45,490
Tenneco, Inc. (a)(d)	64,500	3,505,575
The Goodyear Tire & Rubber Co.	313,250	8,586,183
Tower International, Inc. (a)	19,656	501,818
TRW Automotive Holdings Corp. (a)	137,074	14,173,452
UQM Technologies, Inc. (a)(d)	38,648	38,648
Visteon Corp. (a)	54,951	5,385,198
		159,889,010
Automobiles - 0.6%
Ford Motor Co.	4,563,269	71,780,221
General Motors Co.	1,606,852	53,717,062
Harley-Davidson, Inc.	252,087	17,565,422
Tesla Motors, Inc. (a)(d)	113,287	27,700,937
Thor Industries, Inc.	55,365	3,253,247
Winnebago Industries, Inc.	39,123	985,117
		175,002,006
Distributors - 0.1%
Core-Mark Holding Co., Inc.	26,901	1,617,019
Genuine Parts Co.	178,880	18,385,286
LKQ Corp. (a)	374,870	10,889,974
Pool Corp. (d)	48,205	2,863,859

	Shares	Value
VOXX International Corp. (a)(d)	18,073	$ 151,994
Weyco Group, Inc.	1,992	54,800
		33,962,932
Diversified Consumer Services - 0.2%
2U, Inc. (d)	6,579	118,948
American Public Education, Inc. (a)(d)	16,975	570,360
Apollo Education Group, Inc. Class A (non-vtg.) (a)(d)	111,836	3,491,520
Ascent Capital Group, Inc. (a)(d)	16,905	909,827
Bridgepoint Education, Inc. (a)	9,049	96,824
Bright Horizons Family Solutions, Inc. (a)(d)	32,761	1,464,417
Capella Education Co.	13,812	941,702
Career Education Corp. (a)(d)	44,821	262,651
Carriage Services, Inc.	15,957	306,534
Chegg, Inc. (d)	43,999	297,433
Collectors Universe, Inc.	4,772	105,032
Corinthian Colleges, Inc. (a)(d)	84,173	9,091
DeVry, Inc.	67,010	3,274,109
Graham Holdings Co.	5,627	4,993,906
Grand Canyon Education, Inc. (a)	52,030	2,376,210
H&R Block, Inc.	306,192	10,300,299
Houghton Mifflin Harcourt Co. (d)	193,881	3,726,393
ITT Educational Services, Inc. (a)(d)	22,063	183,344
K12, Inc. (a)	35,687	410,401
Learning Tree International, Inc. (a)	3,285	8,213
LifeLock, Inc. (a)(d)	108,404	1,789,750
Lincoln Educational Services Corp.	15,671	50,617
National American University Holdings, Inc.	5,378	16,510
Regis Corp. (d)	37,626	622,334
Service Corp. International	236,136	5,336,674
ServiceMaster Global Holdings, Inc.	67,855	1,781,872
Sotheby's Class A (Ltd. vtg.)	74,799	3,022,628
Steiner Leisure Ltd. (a)(d)	15,523	687,203
Strayer Education, Inc. (a)(d)	14,558	1,101,895
Universal Technical Institute, Inc.	29,419	308,311
Weight Watchers International, Inc. (a)	23,857	691,853
		49,256,861
Hotels, Restaurants & Leisure - 2.0%
Ambassadors Group, Inc. (a)	24,177	53,915
ARAMARK Holdings Corp.	98,650	2,998,960
Belmond Ltd. Class A (a)	110,162	1,247,034
Biglari Holdings, Inc. (a)(d)	2,475	919,339
BJ's Restaurants, Inc. (a)(d)	35,904	1,765,041
Bloomin' Brands, Inc. (a)	94,643	2,155,021
Bob Evans Farms, Inc.	27,901	1,516,698
Boyd Gaming Corp. (a)(d)	82,652	1,056,293
Bravo Brio Restaurant Group, Inc. (a)	12,451	163,482
Brinker International, Inc.	84,914	4,783,206
Buffalo Wild Wings, Inc. (a)(d)	20,168	3,432,795
Burger King Worldwide, Inc. (d)	100,568	3,654,641
Caesars Entertainment Corp. (a)(d)	56,403	956,595
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Carnival Corp. unit	537,152	$ 23,720,632
Carrols Restaurant Group, Inc. (a)(d)	34,793	261,295
Century Casinos, Inc. (a)	28,742	149,171
Chipotle Mexican Grill, Inc. (a)	36,498	24,220,803
Choice Hotels International, Inc. (d)	44,031	2,439,758
Churchill Downs, Inc.	15,167	1,460,430
Chuy's Holdings, Inc. (a)(d)	19,492	417,324
ClubCorp Holdings, Inc.	34,731	684,548
Cosi, Inc. (a)(d)	11,735	19,363
Cosi, Inc. rights 12/9/14 (a)	11,735	938
Cracker Barrel Old Country Store, Inc. (d)	24,866	3,183,097
Darden Restaurants, Inc. (d)	150,278	8,564,343
Del Frisco's Restaurant Group, Inc. (a)(d)	28,720	638,158
Denny's Corp. (a)(d)	93,175	902,866
Diamond Resorts International, Inc. (a)(d)	109,330	2,643,599
DineEquity, Inc.	19,807	1,967,429
Domino's Pizza, Inc.	66,862	6,274,999
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,131
Dover Motorsports, Inc.	9,993	25,682
Dunkin' Brands Group, Inc. (d)	121,165	5,858,328
El Pollo Loco Holdings, Inc. (a)(d)	7,462	204,608
Eldorado Resorts, Inc. (a)	8,529	35,310
Empire Resorts, Inc. (a)(d)	20,107	136,929
Entertainment Gaming Asia, Inc.	8,246	4,370
Extended Stay America, Inc. unit	62,934	1,170,572
Famous Dave's of America, Inc. (a)(d)	7,623	194,387
Fiesta Restaurant Group, Inc. (a)(d)	33,170	1,859,510
Frisch's Restaurants, Inc.	500	13,450
Hilton Worldwide Holdings, Inc.	489,436	12,833,012
Hyatt Hotels Corp. Class A (a)(d)	74,342	4,380,974
Ignite Restaurant Group, Inc. (a)	4,841	36,550
International Game Technology	302,223	5,146,858
International Speedway Corp. Class A (d)	32,760	1,024,733
Interval Leisure Group, Inc.	46,155	1,003,410
Intrawest Resorts Holdings, Inc.	22,150	237,448
Isle of Capri Casinos, Inc. (a)	20,657	149,557
Jack in the Box, Inc.	42,139	3,139,356
Jamba, Inc. (a)(d)	19,136	237,095
Kona Grill, Inc. (a)	4,029	102,095
Krispy Kreme Doughnuts, Inc. (a)(d)	81,924	1,667,973
La Quinta Holdings, Inc.	63,413	1,396,354
Lakes Entertainment, Inc. (a)	1,436	9,521
Las Vegas Sands Corp. (d)	443,932	28,274,029
Life Time Fitness, Inc. (a)(d)	49,894	2,763,130
Luby's, Inc. (a)	14,614	71,170
Marcus Corp.	22,859	376,259
Marriott International, Inc. Class A	251,677	19,829,631
Marriott Vacations Worldwide Corp.	31,069	2,283,882
McDonald's Corp.	1,153,775	111,696,958

	Shares	Value
MGM Mirage, Inc. (a)	430,604	$ 9,822,077
Monarch Casino & Resort, Inc. (a)	11,528	190,904
Morgans Hotel Group Co. (a)	27,678	224,192
Multimedia Games Holding Co., Inc. (a)	34,238	1,242,497
Nathan's Famous, Inc. (a)	1,126	84,653
Noodles & Co. (a)	16,951	414,960
Norwegian Cruise Line Holdings Ltd. (a)	107,864	4,734,151
Panera Bread Co. Class A (a)(d)	29,209	4,889,587
Papa John's International, Inc. (d)	38,520	2,033,086
Penn National Gaming, Inc. (a)	66,856	949,355
Pinnacle Entertainment, Inc. (a)(d)	61,922	1,541,239
Pizza Inn Holdings, Inc. (a)(d)	9,079	61,192
Popeyes Louisiana Kitchen, Inc. (a)(d)	24,822	1,371,167
Potbelly Corp. (a)(d)	17,598	231,942
Premier Exhibitions, Inc. (a)	7,733	5,336
RCI Hospitality Holdings, Inc. (a)(d)	5,726	55,428
Red Lion Hotels Corp. (a)	3,129	18,524
Red Robin Gourmet Burgers, Inc. (a)	21,139	1,423,712
Royal Caribbean Cruises Ltd.	191,340	14,109,412
Ruby Tuesday, Inc. (a)(d)	88,086	734,637
Ruth's Hospitality Group, Inc.	33,916	445,656
Scientific Games Corp. Class A (a)	45,645	691,065
SeaWorld Entertainment, Inc.	80,309	1,340,357
Six Flags Entertainment Corp.	119,451	4,855,683
Sonic Corp. (d)	105,686	2,873,602
Speedway Motorsports, Inc.	7,569	149,185
Starbucks Corp.	885,459	71,908,125
Starwood Hotels & Resorts Worldwide, Inc.	220,579	17,425,741
Texas Roadhouse, Inc. Class A (d)	57,171	1,890,073
The Cheesecake Factory, Inc. (d)	58,805	2,847,926
Town Sports International Holdings, Inc.	13,107	88,603
Vail Resorts, Inc.	44,936	3,938,191
Wendy's Co.	318,091	2,773,754
Wyndham Worldwide Corp.	150,698	12,562,185
Wynn Resorts Ltd.	96,055	17,156,384
Yum! Brands, Inc.	517,408	39,969,768
Zoe's Kitchen, Inc. (d)	15,464	489,126
		533,959,520
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	9,782	191,727
Beazer Homes U.S.A., Inc. (a)(d)	23,951	477,583
Blyth, Inc. (d)	16,038	163,106
Cavco Industries, Inc. (a)(d)	9,813	727,438
Comstock Holding Companies, Inc. Class A (a)	10,474	11,102
CSS Industries, Inc.	16,118	467,583
D.R. Horton, Inc.	371,845	9,478,329
Dixie Group, Inc. (a)(d)	6,244	47,829
Emerson Radio Corp. (a)	23,724	26,334
Ethan Allen Interiors, Inc. (d)	25,611	758,342
Flexsteel Industries, Inc.	6,435	204,118
Garmin Ltd. (d)	150,776	8,639,465
GoPro, Inc. Class A (d)	33,208	2,589,228
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Green Brick Partners, Inc. (a)	979	$ 8,322
Harman International Industries, Inc.	77,256	8,384,594
Helen of Troy Ltd. (a)(d)	38,566	2,493,678
Hooker Furniture Corp.	13,495	207,688
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	761,801
Installed Building Products, Inc. (a)(d)	13,724	233,308
iRobot Corp. (a)(d)	34,979	1,273,935
Jarden Corp. (a)	208,633	9,211,147
KB Home (d)	95,494	1,677,830
Koss Corp.	2,669	4,911
La-Z-Boy, Inc.	54,902	1,426,903
Leggett & Platt, Inc.	173,875	7,318,399
Lennar Corp. Class A (d)	188,422	8,901,055
LGI Homes, Inc. (d)	15,810	252,644
Libbey, Inc. (a)	27,649	830,852
Lifetime Brands, Inc.	10,885	162,622
M.D.C. Holdings, Inc. (d)	36,801	968,234
M/I Homes, Inc. (a)(d)	24,871	570,043
Meritage Homes Corp. (a)(d)	46,552	1,825,769
Mohawk Industries, Inc. (a)	71,448	10,973,698
NACCO Industries, Inc. Class A	6,219	360,951
New Home Co. LLC (a)(d)	11,951	170,302
Newell Rubbermaid, Inc.	324,627	11,787,206
NVR, Inc. (a)(d)	5,106	6,426,769
PulteGroup, Inc.	383,741	8,300,318
Ryland Group, Inc. (d)	46,168	1,806,554
Skullcandy, Inc. (a)	12,653	119,950
Skyline Corp. (a)	21,741	81,529
Standard Pacific Corp. (a)(d)	260,082	1,963,619
Stanley Furniture Co., Inc. (a)	5,699	15,957
Taylor Morrison Home Corp. (a)	26,856	519,395
Tempur Sealy International, Inc. (a)(d)	69,336	3,955,619
Toll Brothers, Inc. (a)(d)	172,192	6,024,998
TRI Pointe Homes, Inc. (a)(d)	170,220	2,597,557
Tupperware Brands Corp. (d)	65,324	4,393,039
Turtle Beach Corp. (a)(d)	6,672	25,487
UCP, Inc. (a)	9,479	107,966
Universal Electronics, Inc. (a)	17,819	1,078,228
WCI Communities, Inc. (a)(d)	8,622	160,369
Whirlpool Corp.	90,197	16,791,975
William Lyon Homes, Inc. (a)(d)	19,764	406,743
Zagg, Inc. (a)	21,268	121,228
		148,485,376
Internet & Catalog Retail - 1.1%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	269,924
Amazon.com, Inc. (a)	448,757	151,967,070
Blue Nile, Inc. (a)(d)	17,894	619,848
Coupons.com, Inc. (a)(d)	21,055	321,510
dELiA*s, Inc. (a)(d)	2,977	353
EVINE Live, Inc. (a)	41,726	256,198

	Shares	Value
Expedia, Inc.	116,317	$ 10,132,374
FTD Companies, Inc. (a)(d)	25,393	880,121
Gaiam, Inc. Class A (a)	12,609	92,676
Geeknet, Inc. (a)	2,810	24,447
Groupon, Inc. Class A (a)(d)	484,570	3,648,812
HSN, Inc.	37,772	2,754,712
Lands' End, Inc. (a)(d)	14,413	685,771
Liberty Interactive Corp.:
(Venture Group) Series A (a)	161,203	5,906,478
Series A (a)	564,659	16,459,810
Liberty TripAdvisor Holdings, Inc. (a)	80,926	2,121,070
Netflix, Inc. (a)	70,926	24,582,242
NutriSystem, Inc. (d)	26,922	510,710
Orbitz Worldwide, Inc. (a)	80,976	618,657
Overstock.com, Inc. (a)	14,467	359,650
PetMed Express, Inc. (d)	32,292	435,942
priceline.com, Inc. (a)	61,959	71,884,212
RetailMeNot, Inc. (a)(d)	84,786	1,248,474
Shutterfly, Inc. (a)(d)	48,378	2,068,643
TripAdvisor, Inc. (a)	128,089	9,433,755
U.S. Auto Parts Network, Inc. (a)	5,048	12,721
zulily, Inc. Class A (d)	24,900	715,377
		308,011,557
Leisure Products - 0.2%
Arctic Cat, Inc.	18,718	618,630
Black Diamond, Inc. (a)(d)	20,004	181,836
Brunswick Corp.	110,580	5,493,614
Callaway Golf Co. (d)	77,147	571,659
Hasbro, Inc.	131,724	7,798,061
JAKKS Pacific, Inc. (a)(d)	19,661	144,705
Johnson Outdoors, Inc. Class A	3,505	106,272
Leapfrog Enterprises, Inc. Class A (a)(d)	85,630	467,540
Malibu Boats, Inc. Class A (a)(d)	9,139	171,082
Marine Products Corp.	11,741	76,904
Mattel, Inc.	388,136	12,245,691
Nautilus, Inc. (a)	31,083	398,795
Polaris Industries, Inc.	74,931	11,742,437
Smith & Wesson Holding Corp. (a)(d)	80,794	805,516
Sturm, Ruger & Co., Inc. (d)	24,417	930,044
Summer Infant, Inc. (a)	32,605	90,968
		41,843,754
Media - 3.5%
A.H. Belo Corp. Class A	22,177	266,124
AMC Entertainment Holdings, Inc. Class A	19,892	521,568
AMC Networks, Inc. Class A (a)(d)	71,600	4,643,976
Ballantyne of Omaha, Inc. (a)	17,964	72,215
Cablevision Systems Corp. - NY Group Class A (d)	252,827	5,137,445
Carmike Cinemas, Inc. (a)	27,589	817,738
CBS Corp. Class B	565,035	31,009,121
Central European Media Enterprises Ltd. Class A (a)(d)	56,729	160,543
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications, Inc. Class A (a)(d)	98,024	$ 16,634,673
Cinedigm Corp. (a)	56,149	99,945
Cinemark Holdings, Inc.	124,821	4,532,251
Clear Channel Outdoor Holding, Inc. Class A	41,131	319,177
Comcast Corp. Class A (d)	3,058,006	174,428,662
Crown Media Holdings, Inc. Class A (a)	24,979	84,429
Cumulus Media, Inc. Class A (a)(d)	122,704	489,589
DIRECTV (a)	588,511	51,618,300
Discovery Communications, Inc.:
Class A (a)	247,368	8,633,143
Class C (non-vtg.) (a)	266,951	9,079,004
DISH Network Corp. Class A (a)	243,824	19,362,064
DreamWorks Animation SKG, Inc. Class A (a)(d)	82,729	1,972,259
E.W. Scripps Co. Class A (a)(d)	36,313	711,009
Emmis Communications Corp. Class A (a)	7,973	16,584
Entercom Communications Corp. Class A (a)(d)	21,235	225,516
Entravision Communication Corp. Class A	63,982	413,324
Gannett Co., Inc.	257,425	8,379,184
Gray Television, Inc. (a)(d)	54,130	562,411
Harte-Hanks, Inc.	45,482	278,350
Hemisphere Media Group, Inc. (a)(d)	2,493	31,437
Insignia Systems, Inc. (a)	5,038	14,912
Interpublic Group of Companies, Inc.	525,417	10,660,711
John Wiley & Sons, Inc. Class A (d)	54,942	3,281,136
Journal Communications, Inc. Class A (a)	65,699	652,391
Lamar Advertising Co. Class A (d)	88,309	4,705,987
Lee Enterprises, Inc. (a)(d)	58,988	209,407
Liberty Broadband Corp.:
Class A (a)	29,388	1,611,638
Class C (a)	58,777	3,197,469
Liberty Global PLC:
Class A (a)(d)	291,928	15,177,337
Class C	712,401	35,563,058
Liberty Media Corp.:
Class A (a)	117,554	4,322,461
Class C (a)	235,108	8,588,495
Lions Gate Entertainment Corp. (d)	114,948	3,896,737
Live Nation Entertainment, Inc. (a)	175,329	4,698,817
Loral Space & Communications Ltd. (a)	15,593	1,223,895
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	166,834
Media General, Inc. Class A (a)(d)	117,961	1,805,983
Meredith Corp.	48,888	2,580,309
Morningstar, Inc.	31,944	2,131,943
National CineMedia, Inc. (d)	63,847	904,074
New Media Investment Group, Inc.	39,673	806,155

	Shares	Value
News Corp. Class A (a)	570,404	$ 8,852,670
Nexstar Broadcasting Group, Inc. Class A (d)	36,586	1,877,228
Omnicom Group, Inc.	295,350	22,821,695
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	54,648
ReachLocal, Inc. (a)(d)	5,194	16,881
Regal Entertainment Group Class A	109,971	2,539,230
Rentrak Corp. (a)(d)	12,982	1,091,786
RLJ Entertainment, Inc. (a)	17,180	51,540
Saga Communications, Inc. Class A	3,400	136,068
Salem Communications Corp. Class A	1,732	13,614
Scholastic Corp. (d)	30,587	1,085,839
Scripps Networks Interactive, Inc. Class A	128,495	10,044,454
SFX Entertainment, Inc. (a)(d)	45,804	199,247
Sinclair Broadcast Group, Inc. Class A	88,523	2,581,331
Sirius XM Holdings, Inc. (a)	3,225,479	11,708,489
Sizmek, Inc. (a)	26,444	151,524
Spanish Broadcasting System, Inc. Class A (a)	698	2,310
Starz Series A (a)(d)	139,413	4,599,235
The Madison Square Garden Co. Class A (a)	76,074	5,556,445
The McClatchy Co. Class A (a)(d)	60,729	199,191
The New York Times Co. Class A (d)	162,888	2,067,049
The Walt Disney Co.	1,860,587	172,122,903
Time Warner Cable, Inc.	330,781	49,378,988
Time Warner, Inc.	1,013,710	86,286,995
Time, Inc.	128,255	3,070,425
Tribune Publishing Co.	16,482	347,605
Twenty-First Century Fox, Inc. Class A	2,228,393	82,004,862
Viacom, Inc. Class B (non-vtg.)	455,180	34,425,263
World Wrestling Entertainment, Inc. Class A (d)	44,310	510,008
		950,497,313
Multiline Retail - 0.6%
Big Lots, Inc. (d)	72,215	3,668,522
Burlington Stores, Inc. (a)(d)	39,453	1,762,366
Dillard's, Inc. Class A (d)	32,687	3,853,144
Dollar General Corp. (a)	358,644	23,935,901
Dollar Tree, Inc. (a)	244,838	16,737,126
Family Dollar Stores, Inc. (d)	110,788	8,757,791
Fred's, Inc. Class A (d)	41,012	635,686
Gordmans Stores, Inc. (a)(d)	10,233	32,234
JC Penney Corp., Inc. (a)(d)	341,476	2,735,223
Kohl's Corp.	246,695	14,707,956
Macy's, Inc.	421,278	27,345,155
Nordstrom, Inc.	169,311	12,928,588
Sears Holdings Corp. (a)(d)	58,316	2,105,208
Target Corp.	764,084	56,542,216
The Bon-Ton Stores, Inc. (d)	19,775	166,506
Tuesday Morning Corp. (a)(d)	41,198	877,517
		176,791,139
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.4%
Aarons, Inc. Class A	97,238	$ 2,759,614
Abercrombie & Fitch Co. Class A	83,791	2,417,370
Advance Auto Parts, Inc.	82,744	12,169,988
Aeropostale, Inc. (a)(d)	70,783	246,325
America's Car Mart, Inc. (a)(d)	10,422	535,170
American Eagle Outfitters, Inc. (d)	197,553	2,785,497
ANN, Inc. (a)	54,843	2,014,383
Asbury Automotive Group, Inc. (a)	40,476	3,064,438
Ascena Retail Group, Inc. (a)	155,242	2,078,690
AutoNation, Inc. (a)(d)	105,216	6,254,039
AutoZone, Inc. (a)	38,670	22,340,046
Barnes & Noble, Inc. (a)(d)	41,457	968,436
bebe stores, Inc.	66,951	202,192
Bed Bath & Beyond, Inc. (a)	217,904	15,987,616
Best Buy Co., Inc.	359,672	14,174,674
Big 5 Sporting Goods Corp.	16,237	213,029
Books-A-Million, Inc. (a)	4,414	8,298
Brown Shoe Co., Inc. (d)	50,061	1,639,998
Build-A-Bear Workshop, Inc. (a)	15,205	312,919
Cabela's, Inc. Class A (a)(d)	53,100	2,880,144
Cache, Inc. (a)(d)	2,880	777
CarMax, Inc. (a)(d)	255,540	14,560,669
Chico's FAS, Inc.	193,672	3,073,575
Christopher & Banks Corp. (a)	57,707	417,799
Citi Trends, Inc. (a)	14,433	341,485
Conn's, Inc. (a)(d)	26,557	910,905
CST Brands, Inc.	80,048	3,494,896
Destination Maternity Corp.	22,235	356,427
Destination XL Group, Inc. (a)(d)	42,389	219,151
Dick's Sporting Goods, Inc.	112,695	5,703,494
DSW, Inc. Class A	85,923	3,048,548
Express, Inc. (a)(d)	106,219	1,587,974
Finish Line, Inc. Class A	46,538	1,328,195
Five Below, Inc. (a)(d)	63,399	2,958,197
Foot Locker, Inc.	173,316	9,929,274
Francesca's Holdings Corp. (a)(d)	45,454	576,357
GameStop Corp. Class A (d)	133,177	5,035,422
Gap, Inc.	320,180	12,679,128
Genesco, Inc. (a)(d)	32,141	2,615,313
GNC Holdings, Inc.	107,348	4,746,929
Group 1 Automotive, Inc.	26,617	2,382,488
Guess?, Inc. (d)	92,962	2,107,449
Haverty Furniture Companies, Inc.	22,550	474,903
hhgregg, Inc. (a)(d)	15,184	96,418
Hibbett Sports, Inc. (a)(d)	34,547	1,733,223
Home Depot, Inc.	1,590,149	158,060,811
Kirkland's, Inc. (a)	21,240	461,333
L Brands, Inc.	286,536	23,180,762
Lithia Motors, Inc. Class A (sub. vtg.)	27,731	2,038,506
Lowe's Companies, Inc.	1,157,452	73,880,161
Lumber Liquidators Holdings, Inc. (a)(d)	31,297	1,990,176

	Shares	Value
MarineMax, Inc. (a)(d)	36,815	$ 681,446
Mattress Firm Holding Corp. (a)	21,081	1,497,383
Michaels Companies, Inc.	50,990	1,226,819
Monro Muffler Brake, Inc. (d)	39,787	2,179,930
Murphy U.S.A., Inc. (a)(d)	55,943	3,564,688
New York & Co., Inc. (a)	19,427	53,424
O'Reilly Automotive, Inc. (a)	121,652	22,230,686
Office Depot, Inc. (a)(d)	562,961	3,732,431
Outerwall, Inc. (a)(d)	30,388	2,135,669
Pacific Sunwear of California, Inc. (a)	60,120	101,002
Penske Automotive Group, Inc.	59,093	2,798,054
Perfumania Holdings, Inc. (a)	876	5,379
PetSmart, Inc.	117,037	9,217,834
Pier 1 Imports, Inc. (d)	103,847	1,433,089
RadioShack Corp. (a)(d)	135,907	111,444
Rent-A-Center, Inc. (d)	61,802	2,132,169
Restoration Hardware Holdings, Inc. (a)(d)	47,520	4,014,014
Ross Stores, Inc.	247,998	22,686,857
Sally Beauty Holdings, Inc. (a)(d)	197,231	6,242,361
Sears Hometown & Outlet Stores, Inc. (a)(d)	10,000	131,300
Select Comfort Corp. (a)	68,724	1,810,190
Shoe Carnival, Inc.	21,330	432,146
Signet Jewelers Ltd.	92,593	12,125,979
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	842,224
Sportsman's Warehouse Holdings, Inc.	17,732	125,011
Stage Stores, Inc.	33,300	682,317
Staples, Inc.	763,388	10,733,235
Stein Mart, Inc.	28,029	398,012
Systemax, Inc. (a)	6,560	84,755
The Buckle, Inc. (d)	31,903	1,633,115
The Cato Corp. Class A (sub. vtg.) (d)	30,985	1,243,118
The Children's Place Retail Stores, Inc. (d)	22,249	1,247,279
The Container Store Group, Inc. (d)	22,029	479,792
The Men's Wearhouse, Inc.	53,679	2,507,883
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	815,861
Tiffany & Co., Inc.	125,464	13,540,075
Tile Shop Holdings, Inc. (a)(d)	33,873	338,053
Tilly's, Inc. (a)(d)	6,806	50,841
TJX Companies, Inc.	820,096	54,257,551
Tractor Supply Co.	159,122	12,241,255
Trans World Entertainment Corp.	2,977	9,616
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	74,413	9,412,500
Urban Outfitters, Inc. (a)	117,805	3,807,458
Vitamin Shoppe, Inc. (a)(d)	37,155	1,778,238
West Marine, Inc. (a)	12,739	139,237
Wet Seal, Inc. Class A (a)(d)	66,930	21,418
Williams-Sonoma, Inc.	104,808	7,814,484
Winmark Corp.	1,991	160,813
Zumiez, Inc. (a)(d)	31,066	1,111,231
		659,063,277
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.9%
American Apparel, Inc. (a)(d)	42,333	$ 26,035
Carter's, Inc.	59,364	4,939,678
Cherokee, Inc.	20,319	364,726
Coach, Inc.	319,699	11,867,227
Columbia Sportswear Co.	34,426	1,550,891
Crocs, Inc. (a)(d)	99,425	1,320,364
Culp, Inc. (d)	7,038	131,892
Deckers Outdoor Corp. (a)(d)	39,135	3,785,137
Delta Apparel, Inc. (a)	1,905	20,574
Fossil Group, Inc. (a)	55,600	6,211,632
G-III Apparel Group Ltd. (a)	22,660	2,005,183
Hanesbrands, Inc.	122,600	14,187,272
Iconix Brand Group, Inc. (a)(d)	61,164	2,471,637
Joe's Jeans, Inc. (a)(d)	32,503	19,502
Kate Spade & Co. (a)(d)	142,931	4,578,080
Lakeland Industries, Inc. (a)(d)	3,598	41,557
lululemon athletica, Inc. (a)(d)	120,081	5,786,703
Michael Kors Holdings Ltd. (a)	243,947	18,713,174
Movado Group, Inc.	22,005	632,204
NIKE, Inc. Class B	831,382	82,547,919
Oxford Industries, Inc. (d)	16,560	1,096,769
Perry Ellis International, Inc. (a)	7,954	209,906
PVH Corp.	95,720	12,169,841
Quiksilver, Inc. (a)(d)	190,833	389,299
Ralph Lauren Corp.	67,433	12,468,362
Rocky Brands, Inc.	8,326	125,223
Sequential Brands Group, Inc. (a)(d)	30,634	377,411
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	52,325	3,213,278
Steven Madden Ltd. (a)	86,611	2,953,435
Superior Uniform Group, Inc.	859	20,805
Tumi Holdings, Inc. (a)	75,723	1,657,576
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	192,079	13,923,807
Unifi, Inc. (a)(d)	18,843	536,649
Vera Bradley, Inc. (a)(d)	20,509	471,502
VF Corp.	407,704	30,647,110
Vince Holding Corp. (d)	20,302	753,813
Wolverine World Wide, Inc. (d)	127,356	3,885,632
		246,101,805
TOTAL CONSUMER DISCRETIONARY		3,482,864,550
CONSUMER STAPLES - 8.5%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)(d)	11,423	3,003,906
Brown-Forman Corp. Class B (non-vtg.)	196,483	19,068,675
Coca-Cola Bottling Co. Consolidated	4,325	408,972
Coca-Cola Enterprises, Inc.	270,815	11,899,611
Constellation Brands, Inc. Class A (sub. vtg.) (a)	199,386	19,220,810

	Shares	Value
Craft Brew Alliance, Inc. (a)(d)	5,908	$ 79,994
Dr. Pepper Snapple Group, Inc.	221,837	16,415,938
MGP Ingredients, Inc.	10,450	155,496
Molson Coors Brewing Co. Class B	184,230	14,250,191
Monster Beverage Corp. (a)	175,834	19,719,783
National Beverage Corp. (a)	7,694	193,427
PepsiCo, Inc.	1,780,200	178,198,020
Primo Water Corp. (a)	8,907	39,013
REED'S, Inc. (a)	1,830	11,913
The Coca-Cola Co.	4,677,666	209,699,767
		492,365,516
Food & Staples Retailing - 2.1%
Andersons, Inc. (d)	32,320	1,746,573
Casey's General Stores, Inc.	50,079	4,192,614
Chefs' Warehouse Holdings (a)(d)	22,894	394,235
Costco Wholesale Corp.	513,992	73,048,543
CVS Health Corp.	1,362,482	124,476,356
Fairway Group Holdings Corp. (a)(d)	15,014	55,702
Fresh Market, Inc. (a)(d)	50,188	2,055,700
Ingles Markets, Inc. Class A	19,385	526,109
Kroger Co.	588,749	35,230,740
Liberator Medical Holdings, Inc. (d)	55,593	155,660
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	12,082	271,603
Pantry, Inc. (a)	24,320	645,696
PriceSmart, Inc. (d)	26,710	2,589,802
Rite Aid Corp. (a)	1,044,897	5,726,036
Roundy's, Inc. (d)	53,080	213,912
Safeway, Inc.	286,105	9,967,898
SpartanNash Co.	50,930	1,188,197
Sprouts Farmers Market LLC (a)(d)	123,619	3,929,848
SUPERVALU, Inc. (a)(d)	227,696	2,131,235
Sysco Corp.	712,468	28,683,962
United Natural Foods, Inc. (a)(d)	58,263	4,380,795
Village Super Market, Inc. Class A	3,352	80,482
Wal-Mart Stores, Inc.	1,872,906	163,954,191
Walgreen Co.	1,042,994	71,559,818
Weis Markets, Inc.	12,354	569,766
Whole Foods Market, Inc.	426,785	20,925,269
		558,700,742
Food Products - 1.6%
Alico, Inc.	172	6,149
Archer Daniels Midland Co.	758,360	39,950,405
B&G Foods, Inc. Class A (d)	63,705	1,823,237
Boulder Brands, Inc. (a)(d)	68,009	734,497
Bunge Ltd.	173,371	15,736,886
Cal-Maine Foods, Inc. (d)	44,003	1,842,846
Calavo Growers, Inc.	14,928	641,008
Campbell Soup Co. (d)	209,215	9,473,255
Chiquita Brands International, Inc. (a)	44,016	636,471
Coffee Holding Co., Inc. (a)	3,401	19,386
ConAgra Foods, Inc.	505,921	18,476,235
Darling International, Inc. (a)(d)	198,455	3,691,263
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co.	114,288	$ 1,948,610
Diamond Foods, Inc. (a)(d)	29,572	880,950
Farmer Brothers Co. (a)	6,272	178,877
Flowers Foods, Inc.	226,566	4,418,037
Fresh Del Monte Produce, Inc. (d)	55,694	1,880,229
General Mills, Inc.	732,802	38,655,306
Hormel Foods Corp.	178,475	9,473,453
Ingredion, Inc.	84,243	7,011,545
Inventure Foods, Inc. (a)	20,016	276,421
J&J Snack Foods Corp. (d)	19,285	2,025,889
John B. Sanfilippo & Son, Inc.	6,852	286,551
Kellogg Co.	314,167	20,813,564
Keurig Green Mountain, Inc.	147,919	21,025,207
Kraft Foods Group, Inc.	700,471	42,147,340
Lancaster Colony Corp.	25,658	2,409,286
Lifeway Foods, Inc. (a)(d)	1,247	23,094
Limoneira Co. (d)	9,963	255,551
McCormick & Co., Inc. (non-vtg.) (d)	157,258	11,688,987
Mead Johnson Nutrition Co. Class A	238,508	24,766,671
Mondelez International, Inc.	2,004,144	78,562,445
Omega Protein Corp. (a)	32,056	325,368
Pilgrims Pride Corp. (a)(d)	80,459	2,598,826
Pinnacle Foods, Inc.	109,877	3,739,114
Post Holdings, Inc. (a)(d)	61,404	2,456,160
Sanderson Farms, Inc. (d)	23,484	2,038,646
Seaboard Corp. (a)	161	555,448
Seneca Foods Corp. Class A (a)	7,029	190,134
Snyders-Lance, Inc. (d)	63,066	1,909,638
The Hain Celestial Group, Inc. (a)(d)	59,281	6,711,795
The Hershey Co.	171,395	17,187,491
The J.M. Smucker Co.	124,221	12,741,348
Tootsie Roll Industries, Inc. (d)	36,098	1,051,896
TreeHouse Foods, Inc. (a)	47,631	3,855,729
Tyson Foods, Inc. Class A	341,816	14,472,489
WhiteWave Foods Co. (a)	197,524	7,235,304
		438,829,037
Household Products - 1.7%
Central Garden & Pet Co. Class A (non-vtg.) (a)	43,877	361,985
Church & Dwight Co., Inc.	156,776	12,026,287
Clorox Co. (d)	151,017	15,346,348
Colgate-Palmolive Co.	1,010,137	70,295,434
Energizer Holdings, Inc.	78,749	10,238,945
Harbinger Group, Inc. (a)	305,878	4,196,646
Kimberly-Clark Corp.	444,590	51,834,748
Oil-Dri Corp. of America	644	17,420
Orchids Paper Products Co.	5,202	141,286
Procter & Gamble Co.	3,199,400	289,321,742

	Shares	Value
Spectrum Brands Holdings, Inc.	29,166	$ 2,682,397
WD-40 Co.	17,410	1,324,901
		457,788,139
Personal Products - 0.1%
Avon Products, Inc.	507,422	4,962,587
Coty, Inc. Class A (d)	75,823	1,534,658
Cyanotech Corp. (a)(d)	2,300	14,375
Elizabeth Arden, Inc. (a)(d)	31,918	554,735
Estee Lauder Companies, Inc. Class A	263,833	19,560,579
Herbalife Ltd. (d)	90,139	3,898,512
IGI Laboratories, Inc. (a)	31,510	329,910
Inter Parfums, Inc.	25,837	662,719
LifeVantage Corp. (a)	61,077	82,454
Mannatech, Inc. (a)	599	15,125
MediFast, Inc. (a)(d)	10,225	301,638
Nature's Sunshine Products, Inc.	2,859	42,656
Nu Skin Enterprises, Inc. Class A (d)	67,162	2,807,372
Nutraceutical International Corp. (a)	4,799	101,643
Revlon, Inc. (a)(d)	13,966	460,319
Rock Creek Pharmaceuticals, Inc. (a)(d)	176,304	27,803
The Female Health Co. (d)	11,731	49,974
USANA Health Sciences, Inc. (a)(d)	12,622	1,346,010
		36,753,069
Tobacco - 1.2%
Alliance One International, Inc. (a)	89,449	161,903
Altria Group, Inc.	2,344,174	117,818,185
Lorillard, Inc.	423,332	26,729,182
Philip Morris International, Inc.	1,851,873	160,983,320
Reynolds American, Inc.	362,408	23,886,311
Universal Corp. (d)	28,408	1,136,036
Vector Group Ltd. (d)	84,681	1,841,812
		332,556,749
TOTAL CONSUMER STAPLES		2,316,993,252
ENERGY - 7.5%
Energy Equipment & Services - 1.4%
Atwood Oceanics, Inc. (d)	74,378	2,386,790
Baker Hughes, Inc.	530,475	30,237,075
Basic Energy Services, Inc. (a)	48,473	432,864
Bristow Group, Inc.	42,605	2,730,981
C&J Energy Services, Inc. (a)(d)	59,040	894,456
Cameron International Corp. (a)	243,036	12,462,886
Carbo Ceramics, Inc. (d)	21,033	800,095
Core Laboratories NV (d)	52,255	6,732,012
Dawson Geophysical Co.	7,871	106,495
Diamond Offshore Drilling, Inc. (d)	83,655	2,456,947
Dresser-Rand Group, Inc. (a)	90,667	7,354,000
Dril-Quip, Inc. (a)	48,739	3,886,935
ENGlobal Corp. (a)(d)	5,637	13,021
Ensco PLC Class A	288,829	9,762,420
Era Group, Inc. (a)	20,388	429,167
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Exterran Holdings, Inc. (d)	75,471	$ 2,528,279
FMC Technologies, Inc. (a)	276,508	13,208,787
Forbes Energy Services Ltd. (a)	500	995
Forum Energy Technologies, Inc. (a)(d)	70,638	1,696,018
Frank's International NV	47,687	857,412
Geospace Technologies Corp. (a)(d)	13,736	362,081
GreenHunter Energy, Inc. (a)(d)	12,193	13,290
Gulf Island Fabrication, Inc.	15,288	298,269
Gulfmark Offshore, Inc. Class A (d)	30,820	802,861
Halliburton Co.	1,017,374	42,933,183
Helix Energy Solutions Group, Inc. (a)(d)	125,576	2,871,923
Helmerich & Payne, Inc.	122,466	8,517,510
Hercules Offshore, Inc. (a)(d)	189,533	235,021
Hornbeck Offshore Services, Inc. (a)(d)	41,835	1,110,301
ION Geophysical Corp. (a)(d)	155,410	383,863
Key Energy Services, Inc. (a)(d)	163,573	307,517
Matrix Service Co. (a)	33,419	705,809
McDermott International, Inc. (a)(d)	280,872	997,096
Mitcham Industries, Inc. (a)(d)	23,287	177,447
Nabors Industries Ltd.	317,540	4,166,125
National Oilwell Varco, Inc.	501,707	33,634,437
Natural Gas Services Group, Inc. (a)	21,602	500,302
Newpark Resources, Inc. (a)(d)	85,435	894,504
Noble Corp. (d)	284,192	5,112,614
Nuverra Environmental Solutions, Inc. (a)(d)	16,034	146,390
Oceaneering International, Inc.	124,095	7,781,997
Oil States International, Inc. (a)	56,000	2,791,600
Paragon Offshore PLC (d)	94,730	343,870
Parker Drilling Co. (a)	145,338	515,950
Patterson-UTI Energy, Inc.	161,131	2,850,407
PHI, Inc. (non-vtg.) (a)	18,377	762,829
Pioneer Energy Services Corp. (a)	82,168	496,295
RigNet, Inc. (a)(d)	15,376	629,647
Rowan Companies PLC (d)	158,021	3,440,117
RPC, Inc. (d)	78,821	1,047,531
Schlumberger Ltd.	1,531,505	131,632,855
SEACOR Holdings, Inc. (a)(d)	30,397	2,162,443
Seventy Seven Energy, Inc. (a)	41,378	321,921
Superior Energy Services, Inc. (d)	184,941	3,571,211
Synthesis Energy Systems, Inc. (a)(d)	39,903	36,711
Tesco Corp.	36,928	520,316
TETRA Technologies, Inc. (a)(d)	84,417	536,048
TGC Industries, Inc. (a)	15,685	41,957
Tidewater, Inc.	61,246	1,893,114
Transocean Ltd. (United States) (d)	387,022	8,131,332
Unit Corp. (a)	53,513	2,045,267
Vantage Drilling Co. (a)(d)	203,586	156,761
Weatherford International Ltd. (a)	905,425	11,861,068
Willbros Group, Inc. (a)	69,552	316,462
		387,035,887

	Shares	Value
Oil, Gas & Consumable Fuels - 6.1%
Abraxas Petroleum Corp. (a)(d)	126,005	$ 418,967
Adams Resources & Energy, Inc.	1,804	79,899
Alon U.S.A. Energy, Inc.	48,399	675,650
Alpha Natural Resources, Inc. (a)(d)	236,910	492,773
American Eagle Energy Corp. (a)(d)	29,424	27,656
Amyris, Inc. (a)(d)	41,172	113,635
Anadarko Petroleum Corp.	591,400	46,809,310
Antero Resources Corp. (a)(d)	82,862	3,887,885
Apache Corp.	451,751	28,952,722
APCO Oil and Gas International, Inc. (a)	12,221	170,116
Approach Resources, Inc. (a)(d)	44,511	432,647
Arch Coal, Inc. (d)	262,754	583,314
Ardmore Shipping Corp. (d)	12,187	124,429
Barnwell Industries, Inc. (a)	2,847	6,690
Bill Barrett Corp. (a)(d)	57,665	584,146
Bonanza Creek Energy, Inc. (a)(d)	35,010	952,972
BPZ Energy, Inc. (a)(d)	134,116	80,470
Cabot Oil & Gas Corp.	484,629	16,012,142
Callon Petroleum Co. (a)(d)	41,561	204,065
Carrizo Oil & Gas, Inc. (a)(d)	43,717	1,725,073
Ceres, Inc. (a)	15,962	4,469
Cheniere Energy, Inc. (a)	262,190	17,301,918
Chesapeake Energy Corp.	620,279	12,566,853
Chevron Corp.	2,248,587	244,803,667
Cimarex Energy Co.	101,750	10,678,663
Clayton Williams Energy, Inc. (a)(d)	7,754	449,267
Clean Energy Fuels Corp. (a)(d)	67,120	385,269
Cloud Peak Energy, Inc. (a)	86,697	1,011,754
Cobalt International Energy, Inc. (a)	348,765	3,138,885
Comstock Resources, Inc.	50,200	444,772
Concho Resources, Inc. (a)	137,349	13,082,492
ConocoPhillips Co.	1,448,659	95,712,900
CONSOL Energy, Inc.	262,364	10,266,303
Contango Oil & Gas Co. (a)(d)	17,251	583,256
Continental Resources, Inc. (a)(d)	114,814	4,705,078
CVR Energy, Inc. (d)	23,933	1,113,842
Delek U.S. Holdings, Inc.	61,815	1,848,269
Denbury Resources, Inc.	405,461	3,349,108
Devon Energy Corp.	474,037	27,953,962
DHT Holdings, Inc.	122,914	770,671
Diamondback Energy, Inc. (a)	64,788	3,654,043
Eclipse Resources Corp. (d)	76,688	827,464
Emerald Oil, Inc. (a)(d)	72,748	139,676
Energen Corp. (d)	88,384	5,278,292
Energy XXI (Bermuda) Ltd.	106,493	427,037
EOG Resources, Inc.	647,430	56,145,130
EP Energy Corp. (d)	48,938	523,147
EQT Corp.	180,393	16,412,155
Escalera Resources Co. (a)	1,282	1,449
Evolution Petroleum Corp.	19,932	156,666
EXCO Resources, Inc. (d)	234,793	690,291
Exxon Mobil Corp.	5,052,341	457,438,954
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp. (a)(d)	106,451	$ 60,677
FX Energy, Inc. (a)(d)	98,760	256,776
Gastar Exploration, Inc. (a)	74,542	219,899
Gevo, Inc. (a)(d)	47,917	21,083
Goodrich Petroleum Corp. (a)(d)	42,255	255,643
Green Plains, Inc.	32,766	983,308
Gulfport Energy Corp. (a)	95,460	4,556,306
Halcon Resources Corp. (a)(d)	329,224	747,338
Harvest Natural Resources, Inc. (a)(d)	51,649	114,661
Hess Corp.	315,050	22,976,597
HollyFrontier Corp.	229,804	9,380,599
Houston American Energy Corp. (a)	36,485	8,027
Hyperdynamics Corp. (a)(d)	33,521	44,918
Isramco, Inc. (a)	123	16,730
Jones Energy, Inc. (a)(d)	15,152	153,793
Kinder Morgan Holding Co. LLC (d)	2,014,765	83,310,533
Kodiak Oil & Gas Corp. (a)	306,801	2,248,851
Kosmos Energy Ltd. (a)(d)	171,095	1,426,932
Laredo Petroleum Holdings, Inc. (a)(d)	148,885	1,555,848
Lilis Energy, Inc. (a)(d)	8,026	10,354
Lucas Energy, Inc. (a)(d)	9,400	2,191
Magellan Petroleum Corp. (a)	35,895	33,023
Magnum Hunter Resources Corp. (a)(d)	211,007	844,028
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	15,652	2,256
Marathon Oil Corp.	789,876	22,843,214
Marathon Petroleum Corp.	338,483	30,493,933
Matador Resources Co. (a)(d)	76,387	1,343,647
Memorial Resource Development Corp.	87,126	1,881,922
Midstates Petroleum Co., Inc. (a)(d)	32,166	73,660
Miller Energy Resources, Inc. (a)(d)	32,422	75,219
Murphy Oil Corp.	198,697	9,620,909
Newfield Exploration Co. (a)	153,103	4,168,995
Noble Energy, Inc.	441,984	21,736,773
Northern Oil & Gas, Inc. (a)(d)	93,777	814,922
Oasis Petroleum, Inc. (a)(d)	118,000	2,168,840
Occidental Petroleum Corp.	920,993	73,467,612
ONEOK, Inc.	240,058	13,001,541
Pacific Ethanol, Inc. (a)(d)	20,096	233,716
Panhandle Royalty Co. Class A	17,964	316,885
Parsley Energy, Inc. Class A (d)	103,701	1,310,781
PBF Energy, Inc. Class A (d)	102,135	2,886,335
PDC Energy, Inc. (a)	42,525	1,254,913
Peabody Energy Corp. (d)	310,860	3,142,795
Penn Virginia Corp. (a)(d)	74,899	384,232
Petroquest Energy, Inc. (a)(d)	70,948	263,927
Phillips 66 Co.	658,275	48,067,241
Pioneer Natural Resources Co.	172,951	24,771,772
QEP Resources, Inc.	208,230	4,256,221
Quicksilver Resources, Inc. (a)(d)	168,400	50,688
Range Resources Corp.	194,676	12,780,479

	Shares	Value
Renewable Energy Group, Inc. (a)(d)	22,669	$ 215,809
Resolute Energy Corp. (a)(d)	59,120	111,146
Rex American Resources Corp. (a)	4,837	306,037
Rex Energy Corp. (a)(d)	63,386	444,970
Rice Energy, Inc. (d)	76,068	1,894,093
Ring Energy, Inc. (a)(d)	23,192	221,716
Rosetta Resources, Inc. (a)(d)	66,417	1,953,988
Royale Energy, Inc. (a)(d)	36,496	87,590
RSP Permian, Inc. (a)(d)	42,154	917,271
Sanchez Energy Corp. (a)(d)	58,391	659,234
SandRidge Energy, Inc. (a)(d)	475,629	1,336,517
Saratoga Resources, Inc. (a)(d)	16,554	4,306
SemGroup Corp. Class A (d)	56,834	4,205,148
SM Energy Co. (d)	77,466	3,365,898
Solazyme, Inc. (a)(d)	72,848	167,550
Southwestern Energy Co. (a)	410,128	13,197,919
Spectra Energy Corp.	790,983	29,962,436
Stone Energy Corp. (a)(d)	67,092	1,060,054
Swift Energy Co. (a)(d)	41,382	186,219
Synergy Resources Corp. (a)(d)	85,751	841,217
Syntroleum Corp. (a)(d)	15,037	0
Targa Resources Corp. (d)	33,055	3,772,898
Teekay Corp.	50,488	2,510,263
Tengasco, Inc. (a)	12,601	5,292
Tesoro Corp.	151,107	11,577,818
The Williams Companies, Inc.	793,153	41,045,668
TransAtlantic Petroleum Ltd. (a)	12,986	89,733
Triangle Petroleum Corp. (a)(d)	83,126	400,667
U.S. Energy Corp. (a)	13,579	22,541
Ultra Petroleum Corp. (a)(d)	182,633	3,625,265
Uranium Energy Corp. (a)(d)	86,698	149,988
Uranium Resources, Inc. (a)(d)	26,282	53,615
VAALCO Energy, Inc. (a)(d)	68,248	391,061
Valero Energy Corp.	622,210	30,245,628
Vertex Energy, Inc. (a)(d)	17,824	65,236
W&T Offshore, Inc. (d)	37,319	281,012
Warren Resources, Inc. (a)(d)	91,512	187,600
Western Refining, Inc. (d)	88,015	3,618,297
Westmoreland Coal Co. (a)	18,022	676,546
Whiting Petroleum Corp. (a)	135,243	5,649,100
World Fuel Services Corp. (d)	89,666	4,060,076
WPX Energy, Inc. (a)	237,040	3,216,633
ZaZa Energy Corp. (a)(d)	1,943	4,372
Zion Oil & Gas, Inc. (a)(d)	27,782	45,285
		1,677,675,518
TOTAL ENERGY		2,064,711,405
FINANCIALS - 17.4%
Banks - 5.6%
1st Source Corp.	8,597	262,380
Access National Corp.	1,270	22,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
ACNB Corp. (d)	3,789	$ 76,348
American National Bankshares, Inc.	2,748	64,715
Ameris Bancorp	34,183	859,702
Ames National Corp. (d)	1,209	28,544
Arrow Financial Corp.	16,134	417,387
Associated Banc-Corp.	184,412	3,407,934
Banc of California, Inc.	19,241	211,651
BancFirst Corp.	11,696	748,661
Bancorp, Inc., Delaware (a)(d)	42,844	383,882
BancorpSouth, Inc. (d)	112,604	2,464,902
Bank of America Corp.	12,466,256	212,425,002
Bank of Hawaii Corp.	64,151	3,697,022
Bank of Kentucky Financial Corp.	3,974	185,228
Bank of Marin Bancorp	2,794	141,935
Bank of the Ozarks, Inc. (d)	74,972	2,713,986
BankUnited, Inc.	115,463	3,486,983
Banner Bank	18,706	770,500
Bar Harbor Bankshares	4,029	122,844
BB&T Corp.	864,959	32,513,809
BBCN Bancorp, Inc.	115,823	1,612,256
BCB Bancorp, Inc.	2,814	34,781
Blue Hills Bancorp, Inc. (a)	25,762	340,574
BNC Bancorp	20,710	351,449
BOK Financial Corp.	49,801	3,209,674
Boston Private Financial Holdings, Inc.	85,484	1,090,776
Bridge Bancorp, Inc.	540	13,765
Bridge Capital Holdings (a)	1,107	25,505
Bryn Mawr Bank Corp.	9,420	277,231
BSB Bancorp, Inc. (a)	6,958	131,506
C & F Financial Corp.	1,992	78,545
Camden National Corp.	1,850	66,859
Capital Bank Financial Corp. Series A (a)	112,359	2,848,301
Capital City Bank Group, Inc.	7,146	103,331
Cardinal Financial Corp.	29,558	540,025
Cascade Bancorp (a)	20,543	100,250
Cathay General Bancorp	87,127	2,211,283
Centerstate Banks of Florida, Inc.	52,353	585,307
Central Pacific Financial Corp.	36,476	698,151
Century Bancorp, Inc. Class A (non-vtg.)	686	26,699
Chemical Financial Corp.	40,439	1,171,518
CIT Group, Inc.	215,871	10,534,505
Citigroup, Inc.	3,592,447	193,884,365
Citizens & Northern Corp.	8,777	170,888
City Holding Co. (d)	22,173	969,625
City National Corp.	58,166	4,489,834
CNB Financial Corp., Pennsylvania	7,083	125,086
CoBiz, Inc.	39,972	458,879
Columbia Banking Systems, Inc. (d)	58,101	1,596,034
Comerica, Inc.	245,900	11,461,399
Commerce Bancshares, Inc. (d)	124,095	5,313,748
Community Bank System, Inc. (d)	57,482	2,126,259

	Shares	Value
Community Trust Bancorp, Inc. (d)	15,017	$ 543,315
CommunityOne Bancorp (a)(d)	6,555	68,303
ConnectOne Bancorp, Inc.	11,538	213,222
CU Bancorp (a)	6,814	133,554
Cullen/Frost Bankers, Inc.	71,142	5,311,462
CVB Financial Corp. (d)	104,338	1,582,807
Eagle Bancorp, Inc. (a)(d)	26,570	911,882
East West Bancorp, Inc.	174,395	6,412,504
Eastern Virginia Bankshares, Inc. (a)	969	6,269
Enterprise Bancorp, Inc.	803	18,774
Enterprise Financial Services Corp.	12,168	231,192
Farmers National Banc Corp.	14,652	123,663
Fidelity Southern Corp.	3,439	52,548
Fifth Third Bancorp	1,006,667	20,254,140
Financial Institutions, Inc.	12,700	301,117
First Bancorp, North Carolina	9,193	157,016
First Bancorp, Puerto Rico (a)	140,999	723,325
First Busey Corp.	50,381	329,996
First Citizen Bancshares, Inc.	10,757	2,727,975
First Commonwealth Financial Corp. (d)	101,457	921,230
First Community Bancshares, Inc.	8,561	132,353
First Connecticut Bancorp, Inc.	11,897	177,979
First Financial Bancorp, Ohio	59,723	1,057,694
First Financial Bankshares, Inc. (d)	87,696	2,645,788
First Financial Corp., Indiana	8,837	295,774
First Financial Service Corp. (a)	2,521	9,101
First Horizon National Corp.	287,965	3,674,433
First Interstate Bancsystem, Inc.	19,621	551,743
First Merchants Corp.	42,790	917,846
First Midwest Bancorp, Inc., Delaware	83,782	1,401,673
First Niagara Financial Group, Inc.	529,611	4,326,922
First of Long Island Corp.	2,652	67,043
First Republic Bank (d)	143,479	7,393,473
First United Corp. (a)	3,018	26,015
FirstMerit Corp.	204,257	3,654,158
Flushing Financial Corp. (d)	47,044	904,186
FNB Corp., Pennsylvania	219,763	2,766,816
Fulton Financial Corp.	224,854	2,684,757
German American Bancorp, Inc.	8,927	252,277
Glacier Bancorp, Inc. (d)	93,435	2,558,250
Great Southern Bancorp, Inc.	6,815	254,063
Guaranty Bancorp	16,534	245,034
Hampton Roads Bankshares, Inc. (a)	89,921	144,773
Hancock Holding Co.	109,529	3,582,694
Hanmi Financial Corp.	38,186	767,539
Hawthorn Bancshares, Inc.	1,555	22,159
Heartland Financial U.S.A., Inc.	8,878	222,571
Heritage Commerce Corp.	14,712	121,227
Heritage Financial Corp., Washington	17,765	300,761
Heritage Oaks Bancorp	3,340	24,282
Home Bancshares, Inc. (d)	76,081	2,409,485
HomeTrust Bancshares, Inc. (a)	20,129	315,019
Horizon Bancorp Industries	706	17,205
Hudson Valley Holding Corp.	14,551	364,066
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Huntington Bancshares, Inc.	940,918	$ 9,512,681
IBERIABANK Corp.	43,294	2,827,964
Independent Bank Corp.	17,111	207,899
Independent Bank Corp., Massachusetts (d)	25,945	1,028,200
Independent Bank Group, Inc.	7,024	301,330
International Bancshares Corp.	78,953	2,014,881
Intervest Bancshares Corp. Class A	6,160	60,922
Investors Bancorp, Inc. (d)	389,423	4,209,663
JPMorgan Chase & Co.	4,456,090	268,078,374
KeyCorp	1,119,570	15,114,195
Lakeland Bancorp, Inc. (d)	24,757	273,070
Lakeland Financial Corp. (d)	13,545	536,247
M&T Bank Corp.	164,717	20,757,636
Macatawa Bank Corp.	22,839	115,565
MainSource Financial Group, Inc.	13,271	236,489
MB Financial, Inc. (d)	91,216	2,873,304
MBT Financial Corp. (a)	1,650	8,085
Mercantile Bank Corp.	2,219	42,538
Merchants Bancshares, Inc.	5,246	149,563
Metro Bancorp, Inc. (a)	11,557	289,503
Midsouth Bancorp, Inc.	5,240	92,800
National Bank Holdings Corp.	141,292	2,717,045
National Bankshares, Inc. (d)	5,803	174,264
National Penn Bancshares, Inc. (d)	161,009	1,642,292
NBT Bancorp, Inc.	59,391	1,443,795
NewBridge Bancorp (a)	10,719	86,610
Northrim Bancorp, Inc.	2,935	80,302
OFG Bancorp (d)	53,595	800,709
Old National Bancorp, Indiana	98,018	1,391,856
Old Second Bancorp, Inc. (a)	18,605	87,816
OmniAmerican Bancorp, Inc.	6,877	184,785
Opus Bank (d)	7,609	204,606
Orrstown Financial Services, Inc. (a)	5,669	95,069
Pacific Continental Corp.	13,395	185,655
Pacific Mercantile Bancorp (a)	10,321	70,183
Pacific Premier Bancorp, Inc. (a)	7,166	114,011
PacWest Bancorp (d)	124,220	5,776,230
Park National Corp. (d)	19,656	1,600,785
Park Sterling Corp.	28,617	204,325
Penns Woods Bancorp, Inc.	3,854	171,118
Peoples Bancorp, Inc.	3,334	80,716
Peoples Financial Corp., Mississippi	2,667	33,924
Peoples Financial Services Corp. (d)	12,111	578,542
Pinnacle Financial Partners, Inc. (d)	38,294	1,442,535
PNC Financial Services Group, Inc.	643,357	56,274,437
Popular, Inc. (a)	136,656	4,460,452
Preferred Bank, Los Angeles	6,239	159,219
Premier Financial Bancorp, Inc.	115	1,816
PrivateBancorp, Inc.	92,031	2,894,375

	Shares	Value
Prosperity Bancshares, Inc.	66,890	$ 3,757,880
Regions Financial Corp.	1,917,083	19,305,026
Renasant Corp. (d)	39,147	1,103,162
Republic Bancorp, Inc., Kentucky Class A	18,205	413,436
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	9,180
S&T Bancorp, Inc.	35,290	969,769
Sandy Spring Bancorp, Inc.	22,334	530,879
Seacoast Banking Corp., Florida (a)	23,091	292,794
Shore Bancshares, Inc. (a)	2,958	27,924
Sierra Bancorp	3,618	57,418
Signature Bank (a)	63,799	7,736,905
Simmons First National Corp. Class A	15,209	615,508
South State Corp. (d)	32,215	1,995,075
Southside Bancshares, Inc.	18,266	590,540
Southwest Bancorp, Inc., Oklahoma	15,446	261,037
Square 1 Financial, Inc. Class A	5,288	113,057
State Bank Financial Corp.	26,469	492,323
Sterling Bancorp (d)	95,011	1,271,247
Stock Yards Bancorp, Inc.	6,551	204,981
Stonegate Bank	2,353	64,731
Suffolk Bancorp	15,697	324,771
Sun Bancorp, Inc. (a)	9,760	181,048
SunTrust Banks, Inc.	625,274	24,567,015
Susquehanna Bancshares, Inc.	215,524	2,838,451
SVB Financial Group (a)	57,220	6,016,683
Synovus Financial Corp.	148,992	3,849,953
TCF Financial Corp. (d)	219,604	3,408,254
Texas Capital Bancshares, Inc. (a)(d)	44,486	2,452,513
The First Bancorp, Inc.	2,896	50,593
Tompkins Financial Corp.	13,005	637,765
TowneBank (d)	28,452	409,993
Trico Bancshares	12,862	319,106
Trustmark Corp.	94,171	2,197,951
U.S. Bancorp	2,132,814	94,270,379
UMB Financial Corp.	45,063	2,500,546
Umpqua Holdings Corp.	257,115	4,368,384
Union Bankshares Corp. (d)	63,353	1,459,653
United Bankshares, Inc., West Virginia	94,604	3,301,680
United Community Bank, Inc.	43,617	767,659
Univest Corp. of Pennsylvania	10,023	194,446
Valley National Bancorp (d)	247,734	2,412,929
ViewPoint Financial Group (d)	43,399	1,034,632
Washington Trust Bancorp, Inc.	15,489	560,547
Webster Financial Corp. (d)	106,126	3,339,785
Wells Fargo & Co.	5,625,080	306,454,358
WesBanco, Inc.	40,984	1,361,079
West Bancorp., Inc.	1,202	18,775
Westamerica Bancorp. (d)	28,148	1,367,993
Westbury Bancorp, Inc. (a)	4,860	73,386
Western Alliance Bancorp. (a)	80,481	2,127,113
Wilshire Bancorp, Inc.	71,729	687,164
Wintrust Financial Corp.	65,304	2,918,436
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Yadkin Financial Corp. (a)(d)	17,368	$ 330,166
Zions Bancorporation	235,402	6,605,380
		1,531,877,315
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	65,436	13,322,115
Ameriprise Financial, Inc.	219,933	28,980,571
Arlington Asset Investment Corp. (d)	25,721	716,330
Artisan Partners Asset Management, Inc. (d)	35,259	1,824,653
Ashford, Inc. (a)	803	95,356
Bank of New York Mellon Corp.	1,331,366	53,294,581
BGC Partners, Inc. Class A	203,183	1,769,724
BlackRock, Inc. Class A	151,414	54,369,739
Calamos Asset Management, Inc. Class A	22,184	299,262
Charles Schwab Corp.	1,371,067	38,828,617
CIFI Corp.	3,896	34,441
Cohen & Steers, Inc. (d)	24,368	1,054,403
Cowen Group, Inc. Class A (a)	80,174	339,938
Diamond Hill Investment Group, Inc.	1,102	149,519
E*TRADE Financial Corp. (a)	333,528	7,607,774
Eaton Vance Corp. (non-vtg.) (d)	144,041	6,019,473
Evercore Partners, Inc. Class A	40,806	2,060,703
FBR & Co. (a)	3,090	77,065
Federated Investors, Inc. Class B (non-vtg.) (d)	108,341	3,406,241
Financial Engines, Inc.	56,540	1,847,727
Franklin Resources, Inc.	475,781	27,052,908
FXCM, Inc. Class A (d)	51,378	827,186
GAMCO Investors, Inc. Class A	6,083	524,111
GFI Group, Inc. (d)	69,449	345,856
Goldman Sachs Group, Inc.	482,090	90,830,577
Greenhill & Co., Inc.	34,523	1,530,059
HFF, Inc.	41,013	1,414,128
Institutional Financial Markets, Inc.	6,881	11,835
INTL FCStone, Inc. (a)(d)	15,053	265,685
Invesco Ltd.	497,759	20,089,553
Investment Technology Group, Inc. (a)	55,680	1,099,680
Janus Capital Group, Inc. (d)	187,399	2,945,912
JMP Group, Inc.	11,989	87,400
KCG Holdings, Inc. Class A (a)	107,133	1,182,748
Ladenburg Thalmann Financial Services, Inc. (a)(d)	107,553	359,227
Legg Mason, Inc.	112,895	6,406,791
LPL Financial	96,918	4,135,491
Manning & Napier, Inc. Class A	3,941	60,337
Marcus & Millichap, Inc.	8,522	264,438
Moelis & Co. Class A (d)	6,185	199,343
Morgan Stanley	1,811,804	63,739,265
Northern Trust Corp.	260,411	17,637,637

	Shares	Value
NorthStar Asset Management Group, Inc.	210,579	$ 4,411,630
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	156,659
Piper Jaffray Companies (a)(d)	20,940	1,201,956
Pzena Investment Management, Inc.	4,972	43,107
Raymond James Financial, Inc.	181,475	10,217,043
RCS Capital Corp. Class A (d)	36,390	362,081
Safeguard Scientifics, Inc. (a)(d)	26,745	519,655
SEI Investments Co.	167,937	6,655,343
Silvercrest Asset Management Group Class A	6,008	86,215
State Street Corp.	498,051	38,215,453
Stifel Financial Corp. (a)	80,336	3,898,706
SWS Group, Inc. (a)(d)	24,189	169,081
T. Rowe Price Group, Inc.	302,200	25,224,634
TD Ameritrade Holding Corp.	340,882	11,797,926
U.S. Global Investments, Inc. Class A	7,637	23,446
Vector Capital Corp. rights (a)	4,280	0
Virtus Investment Partners, Inc.	8,765	1,349,810
Waddell & Reed Financial, Inc. Class A	99,829	4,799,778
Walter Investment Management Corp. (a)(d)	38,853	724,220
Westwood Holdings Group, Inc.	3,640	216,908
WisdomTree Investments, Inc. (d)	137,845	2,093,866
		569,275,916
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	110,182	2,620,128
American Express Co.	1,061,028	98,060,208
Asta Funding, Inc. (a)	4,468	38,201
Atlanticus Holdings Corp. (a)(d)	35,598	85,435
Capital One Financial Corp.	662,934	55,156,109
Cash America International, Inc.	36,022	879,297
Consumer Portfolio Services, Inc. (a)	11,930	87,328
Credit Acceptance Corp. (a)(d)	13,731	2,056,217
Discover Financial Services	539,609	35,371,370
Encore Capital Group, Inc. (a)(d)	29,815	1,279,362
Enova International, Inc. (a)	32,960	757,750
EZCORP, Inc. (non-vtg.) Class A (a)(d)	64,428	701,621
First Cash Financial Services, Inc. (a)(d)	35,415	2,046,279
First Marblehead Corp. (a)(d)	5,188	8,197
Green Dot Corp. Class A (a)(d)	44,284	974,691
Imperial Holdings, Inc. (a)(d)	16,708	110,607
J.G. Wentworth Co. (d)	8,584	81,806
Navient Corp.	493,468	10,343,089
Nelnet, Inc. Class A	26,589	1,218,840
PRA Group, Inc. (a)(d)	57,822	3,383,743
Regional Management Corp. (a)	4,032	54,674
Santander Consumer U.S.A. Holdings, Inc. (d)	131,301	2,440,886
SLM Corp.	493,468	4,776,770
Springleaf Holdings, Inc. (a)(d)	37,440	1,484,496
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Synchrony Financial (a)(d)	185,796	$ 5,389,942
World Acceptance Corp. (a)(d)	15,268	1,165,406
		230,572,452
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	2,158,789	320,990,336
CBOE Holdings, Inc.	109,590	6,565,537
CME Group, Inc.	378,672	32,050,798
Gain Capital Holdings, Inc.	15,735	139,097
Interactive Brokers Group, Inc.	53,617	1,464,816
IntercontinentalExchange Group, Inc.	132,880	30,029,551
Leucadia National Corp.	370,953	8,580,143
Life Partners Holdings, Inc.	18,668	26,509
MarketAxess Holdings, Inc. (d)	47,067	3,086,183
Marlin Business Services Corp.	13,319	248,266
McGraw Hill Financial, Inc.	315,383	29,475,695
MicroFinancial, Inc.	86	746
Moody's Corp.	215,147	21,731,998
MSCI, Inc. Class A	147,156	7,116,464
NewStar Financial, Inc. (a)	27,065	304,211
PHH Corp. (a)(d)	72,291	1,674,260
PICO Holdings, Inc. (a)	22,896	419,455
Resource America, Inc. Class A	2,362	20,951
The NASDAQ OMX Group, Inc.	136,600	6,134,706
TPG Specialty Lending, Inc. (d)	35,359	631,158
Voya Financial, Inc.	234,280	9,811,646
		480,502,526
Insurance - 3.0%
ACE Ltd.	391,515	44,765,825
AFLAC, Inc.	534,526	31,927,238
Alleghany Corp. (a)	18,948	8,650,520
Allied World Assurance Co.	118,191	4,455,801
Allstate Corp.	506,684	34,530,515
AMBAC Financial Group, Inc. (a)	54,576	1,340,387
American Equity Investment Life Holding Co.	83,986	2,267,622
American Financial Group, Inc.	90,622	5,472,663
American International Group, Inc.	1,681,597	92,151,516
American National Insurance Co.	11,975	1,374,491
Amerisafe, Inc.	28,834	1,202,089
Amtrust Financial Services, Inc. (d)	37,933	1,946,722
Aon PLC	343,000	31,724,070
Arch Capital Group Ltd. (a)	160,740	9,213,617
Argo Group International Holdings, Ltd.	32,771	1,849,595
Arthur J. Gallagher & Co.	175,221	8,401,847
Aspen Insurance Holdings Ltd.	68,795	3,042,803
Assurant, Inc.	95,115	6,428,823
Assured Guaranty Ltd.	208,257	5,323,049
Axis Capital Holdings Ltd.	130,874	6,550,244
Baldwin & Lyons, Inc. Class B	5,084	129,896
Brown & Brown, Inc.	150,525	4,846,905

	Shares	Value
Cincinnati Financial Corp.	161,273	$ 8,216,859
Citizens, Inc. Class A (a)(d)	31,937	232,821
CNA Financial Corp.	65,754	2,545,995
CNO Financial Group, Inc.	273,436	4,741,380
Crawford & Co. Class B	21,205	190,209
Donegal Group, Inc. Class A	4,528	70,954
eHealth, Inc. (a)(d)	26,343	681,493
EMC Insurance Group	5,816	173,142
Employers Holdings, Inc.	36,335	736,874
Endurance Specialty Holdings Ltd.	52,759	3,111,726
Enstar Group Ltd. (a)	13,594	1,984,044
Erie Indemnity Co. Class A (d)	35,347	3,083,319
Everest Re Group Ltd.	51,436	9,021,360
FBL Financial Group, Inc. Class A	14,669	754,133
Federated National Holding Co.	12,192	307,970
Fidelity & Guaranty Life	15,879	397,451
First Acceptance Corp. (a)	4,055	10,340
First American Financial Corp. (d)	131,076	4,195,743
FNF Group	323,415	10,478,646
FNFV Group (a)	103,585	1,478,158
Fortegra Financial Corp. (a)	10,670	105,740
Genworth Financial, Inc. Class A (a)	577,524	5,249,693
Global Indemnity PLC (a)	13,709	368,909
Greenlight Capital Re, Ltd. (a)	30,263	953,890
Hallmark Financial Services, Inc. (a)	10,337	121,873
Hanover Insurance Group, Inc.	48,173	3,433,771
Hartford Financial Services Group, Inc.	499,486	20,628,772
HCC Insurance Holdings, Inc.	116,739	6,195,339
HCI Group, Inc.	9,511	384,530
Health Insurance Innovations, Inc. (a)(d)	4,900	36,015
Hilltop Holdings, Inc. (a)(d)	86,306	1,758,916
Horace Mann Educators Corp.	44,279	1,385,933
Independence Holding Co.	16,014	220,833
Infinity Property & Casualty Corp.	13,372	971,610
Investors Title Co.	1,086	78,626
Kansas City Life Insurance Co.	2,863	136,307
Kemper Corp. (d)	58,114	2,049,100
Lincoln National Corp.	307,008	17,385,863
Loews Corp.	371,316	15,461,598
Maiden Holdings Ltd. (d)	73,970	966,048
Markel Corp. (a)	16,654	11,604,174
Marsh & McLennan Companies, Inc.	632,270	35,780,159
MBIA, Inc. (a)	228,577	2,358,915
Meadowbrook Insurance Group, Inc. (d)	46,791	284,957
Mercury General Corp.	50,517	2,786,518
MetLife, Inc.	1,339,525	74,490,985
Montpelier Re Holdings Ltd. (d)	62,043	2,112,564
National General Holdings Corp. (d)	96,033	1,800,619
National Interstate Corp.	15,961	456,963
National Western Life Insurance Co. Class A	2,078	533,734
Navigators Group, Inc. (a)	15,156	1,107,146
Old Republic International Corp.	306,111	4,631,459
OneBeacon Insurance Group Ltd.	20,572	327,506
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
PartnerRe Ltd.	64,815	$ 7,551,596
Phoenix Companies, Inc. (a)(d)	7,382	449,195
Platinum Underwriters Holdings Ltd.	32,909	2,440,861
Primerica, Inc.	65,762	3,447,902
Principal Financial Group, Inc.	320,034	17,048,211
ProAssurance Corp.	69,301	3,124,782
Progressive Corp.	622,481	16,956,382
Protective Life Corp.	94,484	6,586,480
Prudential Financial, Inc.	546,391	46,432,307
Reinsurance Group of America, Inc.	80,713	6,918,718
RenaissanceRe Holdings Ltd.	55,583	5,442,687
RLI Corp.	34,126	1,567,407
Safety Insurance Group, Inc.	14,899	886,788
Selective Insurance Group, Inc.	64,931	1,738,203
StanCorp Financial Group, Inc.	52,960	3,500,656
State Auto Financial Corp.	12,598	247,929
Stewart Information Services Corp.	21,434	760,693
Symetra Financial Corp.	109,204	2,474,563
The Chubb Corp.	278,385	28,687,574
The Travelers Companies, Inc.	394,096	41,163,327
Third Point Reinsurance Ltd. (a)	61,925	917,109
Torchmark Corp.	144,360	7,759,350
United Fire Group, Inc.	22,827	636,188
United Insurance Holdings Corp.	16,369	306,919
Universal Insurance Holdings, Inc.	33,783	655,390
Unum Group	290,729	9,658,017
Validus Holdings Ltd.	125,147	5,193,601
W.R. Berkley Corp.	118,696	6,200,679
White Mountains Insurance Group Ltd.	8,265	5,238,109
Willis Group Holdings PLC	207,878	8,878,469
XL Group PLC Class A	329,395	11,700,110
		830,748,122
Real Estate Investment Trusts - 3.7%
Acadia Realty Trust (SBI) (d)	67,401	2,154,136
AG Mortgage Investment Trust, Inc. (d)	18,957	374,401
Agree Realty Corp.	17,794	548,233
Alexanders, Inc.	3,505	1,409,396
Alexandria Real Estate Equities, Inc.	95,330	8,190,754
Altisource Residential Corp. Class B	67,853	1,376,059
American Assets Trust, Inc.	44,410	1,745,313
American Campus Communities, Inc.	134,876	5,395,040
American Capital Agency Corp.	426,204	9,834,657
American Capital Mortgage Investment Corp.	52,567	1,055,020
American Homes 4 Rent Class A	204,251	3,513,117
American Realty Capital Properties, Inc.	1,081,534	10,166,420
American Residential Properties, Inc. (a)(d)	37,789	671,511
American Tower Corp.	468,771	49,225,643
AmREIT, Inc. Class B	21,960	584,795
Annaly Capital Management, Inc.	1,141,008	13,144,412

	Shares	Value
Anworth Mortgage Asset Corp.	251,516	$ 1,358,186
Apartment Investment & Management Co. Class A	161,356	6,010,511
Apollo Commercial Real Estate Finance, Inc. (d)	34,660	578,129
Apollo Residential Mortgage, Inc.	29,321	484,383
Arbor Realty Trust, Inc.	31,767	219,510
Ares Commercial Real Estate Corp.	39,618	473,435
Armada Hoffler Properties, Inc.	18,404	174,654
Armour Residential REIT, Inc.	489,690	1,924,482
Ashford Hospitality Prime, Inc.	33,082	580,589
Ashford Hospitality Trust, Inc.	69,895	732,500
Associated Estates Realty Corp.	60,888	1,365,109
AvalonBay Communities, Inc.	154,356	24,818,901
Aviv REIT, Inc.	27,384	922,841
BioMed Realty Trust, Inc.	232,867	4,994,997
Blackstone Mortgage Trust, Inc.	66,104	1,887,930
Boston Properties, Inc.	175,997	22,816,251
Brandywine Realty Trust (SBI)	189,114	2,923,702
Brixmor Property Group, Inc.	161,092	3,895,205
BRT Realty Trust (a)(d)	5,568	40,201
Camden Property Trust (SBI)	107,447	8,239,036
Campus Crest Communities, Inc. (d)	55,980	429,926
Capstead Mortgage Corp. (d)	97,016	1,262,178
CareTrust (REIT), Inc.	18,939	306,244
CatchMark Timber Trust, Inc.	26,622	295,504
CBL & Associates Properties, Inc.	198,768	3,866,038
Cedar Shopping Centers, Inc.	134,023	910,016
Chambers Street Properties	312,279	2,501,355
Chatham Lodging Trust	38,737	1,036,602
Chesapeake Lodging Trust	72,347	2,449,669
Chimera Investment Corp.	1,225,514	4,142,237
CIM Commercial Trust Corp. (d)	4,057	74,203
Colony Financial, Inc.	124,467	3,055,665
Columbia Property Trust, Inc.	174,483	4,396,972
Coresite Realty Corp.	24,333	926,114
Corporate Office Properties Trust (SBI)	106,736	3,000,349
Corrections Corp. of America (d)	137,269	4,976,001
Cousins Properties, Inc.	234,370	2,868,689
Crown Castle International Corp.	392,240	32,591,222
CubeSmart	189,880	4,090,015
CyrusOne, Inc.	38,593	1,059,378
CYS Investments, Inc. (d)	197,203	1,820,184
DCT Industrial Trust, Inc.	87,405	2,983,133
DDR Corp.	308,138	5,648,170
DiamondRock Hospitality Co.	202,906	3,029,387
Digital Realty Trust, Inc.	156,288	10,982,358
Douglas Emmett, Inc.	168,817	4,699,865
Duke Realty LP	408,851	7,948,063
DuPont Fabros Technology, Inc. (d)	100,616	3,279,075
Dynex Capital, Inc.	68,104	585,694
EastGroup Properties, Inc.	36,200	2,433,364
Education Realty Trust, Inc.	157,945	1,838,480
Ellington Residential Mortgage REIT	7,146	127,770
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Empire State Realty Trust, Inc. (d)	146,821	$ 2,460,720
EPR Properties	65,817	3,685,094
Equity Commonwealth	150,272	3,821,417
Equity Lifestyle Properties, Inc.	103,772	5,148,129
Equity One, Inc.	85,144	2,063,039
Equity Residential (SBI)	433,230	30,690,013
Essex Property Trust, Inc.	71,662	14,505,105
Excel Trust, Inc.	73,041	957,568
Extra Space Storage, Inc.	137,773	8,165,806
Federal Realty Investment Trust (SBI)	75,022	9,952,419
FelCor Lodging Trust, Inc.	200,216	2,086,251
First Industrial Realty Trust, Inc.	127,236	2,525,635
First Potomac Realty Trust	85,240	1,055,271
Five Oaks Investment Corp.	4,880	54,607
Franklin Street Properties Corp.	139,951	1,682,211
Gaming & Leisure Properties	107,465	3,428,134
General Growth Properties, Inc.	800,490	21,421,112
Getty Realty Corp. (d)	32,489	588,701
Gladstone Commercial Corp.	19,665	347,677
Glimcher Realty Trust	157,267	2,163,994
Government Properties Income Trust (d)	79,105	1,797,266
Gramercy Property Trust, Inc. (d)	125,276	739,128
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (d)	14,671	206,714
Hatteras Financial Corp.	121,103	2,320,333
HCP, Inc.	548,432	24,569,754
Health Care REIT, Inc.	379,211	27,932,682
Healthcare Realty Trust, Inc.	119,232	3,148,917
Healthcare Trust of America, Inc.	307,681	3,926,010
Hersha Hospitality Trust	214,462	1,589,163
Highwoods Properties, Inc. (SBI)	89,662	3,869,812
Home Properties, Inc.	74,137	4,832,991
Hospitality Properties Trust (SBI)	186,225	5,698,485
Host Hotels & Resorts, Inc.	849,559	19,743,751
Hudson Pacific Properties, Inc.	83,072	2,335,985
Independence Realty Trust, Inc. (d)	5,373	50,721
Inland Real Estate Corp.	85,277	920,139
Invesco Mortgage Capital, Inc.	135,801	2,244,791
Investors Real Estate Trust	120,507	983,337
Iron Mountain, Inc.	217,520	8,267,935
iStar Financial, Inc. (a)(d)	102,599	1,466,140
JAVELIN Mortgage Investment Corp.	12,977	165,587
Kilroy Realty Corp.	91,661	6,295,277
Kimco Realty Corp.	446,526	11,364,087
Kite Realty Group Trust	96,409	2,630,038
LaSalle Hotel Properties (SBI)	130,397	5,264,127
Lexington Corporate Properties Trust	259,496	2,854,456
Liberty Property Trust (SBI) (d)	176,490	6,244,216
LTC Properties, Inc.	43,338	1,811,095
Mack-Cali Realty Corp.	122,465	2,353,777
Medical Properties Trust, Inc.	220,785	3,060,080

	Shares	Value
MFA Financial, Inc.	486,658	$ 4,078,194
Mid-America Apartment Communities, Inc.	92,326	6,800,733
Monmouth Real Estate Investment Corp. Class A	60,850	682,129
National Health Investors, Inc. (d)	42,355	2,807,289
National Retail Properties, Inc. (d)	156,387	6,025,591
New Residential Investment Corp.	152,048	1,970,542
New Senior Investment Group, Inc. (a)(d)	86,128	1,519,298
New York (REIT), Inc.	201,799	2,169,339
New York Mortgage Trust, Inc. (d)	125,316	1,007,541
Newcastle Investment Corp. (d)	86,128	422,888
NorthStar Realty Finance Corp.	261,264	4,773,293
Omega Healthcare Investors, Inc. (d)	143,538	5,486,022
One Liberty Properties, Inc.	11,261	258,215
Outfront Media, Inc.	139,131	3,764,885
Parkway Properties, Inc.	97,123	1,891,956
Pebblebrook Hotel Trust	84,692	3,656,154
Pennsylvania Real Estate Investment Trust (SBI)	85,180	1,990,657
PennyMac Mortgage Investment Trust	97,201	2,106,346
Physicians Realty Trust	47,203	729,758
Piedmont Office Realty Trust, Inc. Class A	174,747	3,285,244
Plum Creek Timber Co., Inc.	200,436	8,354,172
Post Properties, Inc.	73,877	4,327,715
Potlatch Corp.	53,054	2,204,394
Power (REIT) (a)	718	7,036
Prologis, Inc.	591,591	25,012,467
PS Business Parks, Inc.	31,822	2,589,993
Public Storage	170,286	31,950,762
QTS Realty Trust, Inc. Class A	15,035	488,938
RAIT Financial Trust (d)	83,839	619,570
Ramco-Gershenson Properties Trust (SBI)	70,480	1,261,592
Rayonier, Inc.	146,114	3,985,990
Realty Income Corp.	251,007	11,661,785
Redwood Trust, Inc.	103,397	2,021,411
Regency Centers Corp.	116,777	7,179,450
Resource Capital Corp. (d)	162,377	855,727
Retail Opportunity Investments Corp.	87,031	1,432,530
Retail Properties America, Inc.	311,497	5,005,757
Rexford Industrial Realty, Inc.	44,441	675,059
RLJ Lodging Trust	150,575	4,958,435
Rouse Properties, Inc. (d)	34,930	638,870
Ryman Hospitality Properties, Inc. (d)	49,860	2,596,709
Sabra Health Care REIT, Inc.	56,614	1,602,742
Saul Centers, Inc.	17,324	948,143
Select Income (REIT) (d)	51,776	1,196,026
Senior Housing Properties Trust (SBI)	240,030	5,407,876
Silver Bay Realty Trust Corp.	47,769	794,398
Simon Property Group, Inc.	359,206	64,944,445
SL Green Realty Corp. (d)	113,886	13,226,720
SoTHERLY Hotels, Inc.	2,721	20,408
Sovran Self Storage, Inc.	43,170	3,670,313
Spirit Realty Capital, Inc.	431,927	5,057,865
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Stag Industrial, Inc.	74,845	$ 1,784,305
Starwood Property Trust, Inc. (d)	250,020	6,015,481
Starwood Waypoint Residential	44,074	1,123,446
Strategic Hotel & Resorts, Inc. (a)	334,781	4,445,892
Summit Hotel Properties, Inc.	103,133	1,196,343
Sun Communities, Inc.	51,804	3,050,738
Sunstone Hotel Investors, Inc.	233,464	3,737,759
Supertel Hospitality, Inc. (a)	703	1,589
Tanger Factory Outlet Centers, Inc.	110,651	4,047,614
Taubman Centers, Inc.	72,463	5,760,084
Terreno Realty Corp.	35,058	729,557
The GEO Group, Inc.	86,331	3,478,276
The Macerich Co.	163,662	12,942,391
Two Harbors Investment Corp.	449,289	4,722,027
UDR, Inc.	326,669	10,054,872
UMH Properties, Inc.	10,346	99,115
United Development Funding IV	104,924	2,033,427
Universal Health Realty Income Trust (SBI)	15,817	764,594
Urstadt Biddle Properties, Inc. Class A	26,585	589,655
Ventas, Inc.	339,142	24,265,610
Vornado Realty Trust	204,168	22,776,982
Washington Prime Group, Inc. (d)	177,005	3,049,796
Washington REIT (SBI)	75,722	2,034,650
Weingarten Realty Investors (SBI)	140,335	5,108,194
Western Asset Mortgage Capital Corp. (d)	46,434	726,692
Weyerhaeuser Co.	636,937	22,490,245
Whitestone REIT Class B	26,734	397,267
Winthrop Realty Trust (d)	32,907	554,483
WP Carey, Inc.	142,219	9,690,803
ZAIS Financial Corp.	6,000	108,120
		1,016,836,455
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc. (d)	51,667	1,967,479
Altisource Portfolio Solutions SA (a)(d)	18,423	963,154
American Spectrum Realty, Inc. (a)	1,984	3,373
AV Homes, Inc. (a)(d)	12,051	180,403
CBRE Group, Inc. (a)	310,765	10,485,211
Consolidated-Tomoka Land Co.	2,432	130,136
Forest City Enterprises, Inc. Class A (a)	196,160	4,235,094
Forestar Group, Inc. (a)(d)	38,487	615,792
Gladstone Land Corp.	8,000	86,960
Howard Hughes Corp. (a)	64,723	9,452,147
Jones Lang LaSalle, Inc. (d)	53,062	7,729,011
Kennedy-Wilson Holdings, Inc. (d)	81,481	2,117,691
Maui Land & Pineapple, Inc. (a)(d)	31,310	173,771
RE/MAX Holdings, Inc.	10,289	344,167
Realogy Holdings Corp. (a)	174,285	8,020,596
Tejon Ranch Co. (a)(d)	18,740	531,466

	Shares	Value
The St. Joe Co. (a)(d)	111,664	$ 2,075,834
Transcontinental Realty Investors, Inc. (a)	20,697	248,778
		49,361,063
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp. (d)	91,784	1,214,302
Bank Mutual Corp.	56,001	361,766
BankFinancial Corp.	19,300	219,827
BBX Capital Corp. (a)	18,261	301,124
Beneficial Mutual Bancorp, Inc. (a)	37,525	510,340
Berkshire Hills Bancorp, Inc.	20,197	512,600
BofI Holding, Inc. (a)(d)	15,097	1,191,455
Brookline Bancorp, Inc., Delaware	86,924	826,647
Cape Bancorp, Inc.	2,611	24,308
Capitol Federal Financial, Inc. (d)	194,739	2,438,132
Charter Financial Corp.	1,496	16,755
Chicopee Bancorp, Inc.	1,816	28,148
Clifton Bancorp, Inc. (d)	15,263	192,924
Dime Community Bancshares, Inc. (d)	51,879	785,967
Doral Financial Corp. (a)(d)	7,972	40,817
ESB Financial Corp.	9,498	170,584
ESSA Bancorp, Inc.	4,298	48,567
Essent Group Ltd. (d)	70,215	1,769,418
EverBank Financial Corp.	121,901	2,296,615
Farmer Mac Class C (non-vtg.)	8,894	270,467
First Defiance Financial Corp.	6,145	184,780
First Financial Northwest, Inc.	2,197	25,815
Flagstar Bancorp, Inc. (a)(d)	37,206	567,019
Fox Chase Bancorp, Inc.	14,307	236,781
Franklin Financial Corp./VA (a)(d)	16,347	324,815
HF Financial Corp.	2,735	37,196
Hingham Institution for Savings	1,505	125,351
Home Loan Servicing Solutions Ltd. (d)	113,603	2,219,803
HomeStreet, Inc.	7,892	128,719
Hudson City Bancorp, Inc.	532,335	5,211,560
IF Bancorp, Inc.	3,112	52,282
Impac Mortgage Holdings, Inc. (a)(d)	5,393	31,549
Kearny Financial Corp. (a)	9,825	139,024
Ladder Capital Corp. Class A	19,926	376,801
Madison County Financial, Inc.	4,682	92,142
Meridian Bancorp, Inc. (a)	27,946	306,288
Meta Financial Group, Inc.	3,931	138,371
MGIC Investment Corp. (a)(d)	403,619	3,757,693
Nationstar Mortgage Holdings, Inc. (a)(d)	27,283	817,672
New York Community Bancorp, Inc. (d)	541,088	8,597,888
NMI Holdings, Inc. (a)(d)	22,942	199,825
Northfield Bancorp, Inc. (d)	35,760	503,858
Northwest Bancshares, Inc. (d)	92,094	1,159,463
OceanFirst Financial Corp.	5,851	94,260
Ocwen Financial Corp. (a)(d)	133,402	3,060,242
Oritani Financial Corp.	41,599	605,265
PennyMac Financial Services, Inc. (a)	18,921	302,547
People's United Financial, Inc.	329,770	4,874,001
Peoples Federal Bancshares, Inc.	1,156	24,750
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Poage Bankshares, Inc.	2,365	$ 34,978
Provident Financial Holdings, Inc.	3,066	45,377
Provident Financial Services, Inc. (d)	62,627	1,082,195
Radian Group, Inc. (d)	200,792	3,423,504
Riverview Bancorp, Inc. (a)	6,875	28,944
Security National Financial Corp. Class A	10,153	51,679
Simplicity Bancorp, Inc.	10,338	171,507
Territorial Bancorp, Inc.	13,244	275,740
TFS Financial Corp.	149,374	2,266,004
Timberland Bancorp, Inc.	5,034	53,562
Tree.com, Inc. (a)(d)	10,341	468,034
Trustco Bank Corp., New York	86,500	589,065
United Community Financial Corp.	29,429	150,676
United Financial Bancorp, Inc. New	58,787	810,085
Walker & Dunlop, Inc. (a)(d)	28,304	446,920
Washington Federal, Inc. (d)	128,254	2,775,417
Waterstone Financial, Inc.	10,509	129,891
Westfield Financial, Inc.	28,907	211,888
WSFS Financial Corp.	10,396	780,740
		61,212,729
TOTAL FINANCIALS		4,770,386,578
HEALTH CARE - 13.8%
Biotechnology - 3.1%
ACADIA Pharmaceuticals, Inc. (a)(d)	95,598	2,855,512
Acceleron Pharma, Inc. (a)(d)	12,418	481,073
Achillion Pharmaceuticals, Inc. (a)(d)	115,115	1,481,530
Acorda Therapeutics, Inc. (a)(d)	62,128	2,264,566
Actinium Pharmaceuticals, Inc. (a)(d)	38,656	221,885
Aegerion Pharmaceuticals, Inc. (a)(d)	28,027	590,529
Agenus, Inc. (a)	71,608	211,960
Agios Pharmaceuticals, Inc. (a)(d)	11,316	1,140,766
Akebia Therapeutics, Inc. (a)	5,435	65,655
Alder Biopharmaceuticals, Inc.	6,736	109,932
Alexion Pharmaceuticals, Inc. (a)	231,235	45,067,702
Alkermes PLC (a)(d)	232,086	12,769,372
Alnylam Pharmaceuticals, Inc. (a)(d)	79,377	7,981,357
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	1,168,824
Amgen, Inc.	898,743	148,571,205
Amicus Therapeutics, Inc. (a)	63,388	502,667
Anacor Pharmaceuticals, Inc. (a)(d)	47,854	1,650,006
Anthera Pharmaceuticals, Inc. (a)(d)	5,648	11,578
Applied Genetic Technologies Corp. (d)	5,553	112,115
Arena Pharmaceuticals, Inc. (a)(d)	260,488	1,091,445
ARIAD Pharmaceuticals, Inc. (a)(d)	213,587	1,518,604
ArQule, Inc. (a)	65,290	86,183
Array BioPharma, Inc. (a)(d)	101,050	407,232
Arrowhead Research Corp. (a)(d)	44,310	257,884

	Shares	Value
Athersys, Inc. (a)(d)	92,903	$ 132,851
Auspex Pharmaceuticals, Inc. (d)	13,396	324,585
Avalanche Biotechnologies, Inc. (a)(d)	2,894	114,284
AVEO Pharmaceuticals, Inc. (a)	43,200	38,664
BioCryst Pharmaceuticals, Inc. (a)(d)	79,931	864,054
Biogen Idec, Inc. (a)	279,852	86,107,662
BioMarin Pharmaceutical, Inc. (a)	169,338	15,193,005
Biospecifics Technologies Corp. (a)	1,441	54,643
Biota Pharmaceuticals, Inc. (a)	46,093	101,866
BioTime, Inc. (a)(d)	32,076	103,285
Bluebird Bio, Inc. (a)	21,720	895,516
Cancer Genetics, Inc. (a)(d)	9,725	54,557
Cara Therapeutics, Inc. (d)	6,290	58,120
CASI Pharmaceuticals, Inc. (a)	289	480
Catalyst Pharmaceutical Partners, Inc. (a)(d)	25,961	68,797
Cel-Sci Corp. (a)	28,340	17,219
Celgene Corp. (a)	938,796	106,731,717
Celladon Corp. (a)(d)	15,979	196,222
Celldex Therapeutics, Inc. (a)(d)	107,399	2,178,052
Cellular Dynamics International, Inc. (a)(d)	4,597	30,340
Celsion Corp. (a)(d)	10,682	28,521
Cepheid, Inc. (a)(d)	80,169	4,415,709
ChemoCentryx, Inc. (a)(d)	15,137	69,782
Chimerix, Inc. (a)(d)	37,843	1,333,587
Cleveland Biolabs, Inc. (a)	35,489	12,421
Clovis Oncology, Inc. (a)(d)	39,949	1,900,773
Conatus Pharmaceuticals, Inc. (a)(d)	7,362	62,651
Coronado Biosciences, Inc. (a)(d)	18,457	43,005
CTI BioPharma Corp. (a)(d)	129,276	283,114
Cubist Pharmaceuticals, Inc. (a)	87,467	6,630,873
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	69,058	102,206
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	34,126
Cytokinetics, Inc. (a)	26,522	123,858
Cytori Therapeutics, Inc. (a)(d)	69,588	29,923
CytRx Corp. (a)(d)	25,756	64,648
DARA BioSciences, Inc. (a)	1,702	1,361
Dicerna Pharmaceuticals, Inc.	8,003	94,595
Discovery Laboratories, Inc. (a)(d)	132,829	208,542
Dyax Corp. (a)(d)	146,558	2,057,674
Dynavax Technologies Corp. (a)(d)	27,597	410,091
Emergent BioSolutions, Inc. (a)(d)	38,141	948,185
Enanta Pharmaceuticals, Inc. (a)(d)	16,864	791,596
Enzon Pharmaceuticals, Inc.	43,430	47,339
Epirus Biopharmaceuticals, Inc. (a)	1,747	8,875
Epizyme, Inc. (a)(d)	20,607	471,076
Esperion Therapeutics, Inc. (a)(d)	10,661	337,207
Exact Sciences Corp. (a)(d)	122,260	3,034,493
Exelixis, Inc. (a)(d)	160,939	267,159
Fibrocell Science, Inc. (a)(d)	25,988	70,168
Five Prime Therapeutics, Inc. (a)(d)	10,001	205,621
Foundation Medicine, Inc. (a)(d)	24,382	575,903
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Galectin Therapeutics, Inc. (a)(d)	13,518	$ 53,666
Galena Biopharma, Inc. (a)(d)	133,911	238,362
Genocea Biosciences, Inc. (d)	8,642	78,383
Genomic Health, Inc. (a)(d)	18,393	611,751
GenVec, Inc. (a)	8,140	18,234
Geron Corp. (a)(d)	196,151	721,836
Gilead Sciences, Inc. (a)	1,788,966	179,469,069
GlycoMimetics, Inc.	10,456	101,214
GTx, Inc. (a)(d)	19,627	12,561
Halozyme Therapeutics, Inc. (a)(d)	112,522	987,943
Harvard Apparatus (a)(d)	3,080	10,410
Heat Biologics, Inc. (a)(d)	3,136	15,680
Hemispherx Biopharma, Inc. (a)(d)	130,774	34,001
Heron Therapeutics, Inc. (a)(d)	22,688	174,924
Hyperion Therapeutics, Inc. (a)(d)	5,781	118,453
iBio, Inc. (a)(d)	40,361	42,783
Idera Pharmaceuticals, Inc. (a)(d)	80,821	251,353
Immune Design Corp. (a)	6,302	200,467
ImmunoCellular Therapeutics Ltd. (a)	41,923	25,154
ImmunoGen, Inc. (a)(d)	90,051	926,625
Immunomedics, Inc. (a)(d)	99,673	411,649
Incyte Corp. (a)(d)	183,141	13,836,303
Infinity Pharmaceuticals, Inc. (a)	41,127	617,316
Inovio Pharmaceuticals, Inc. (a)(d)	64,716	626,451
Insmed, Inc. (a)	59,907	845,288
Insys Therapeutics, Inc. (a)(d)	8,402	325,409
Intercept Pharmaceuticals, Inc. (a)(d)	13,391	1,924,688
Intrexon Corp. (a)(d)	34,793	923,058
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	150,069	2,076,955
Isis Pharmaceuticals, Inc. (a)(d)	138,050	7,149,610
IsoRay, Inc. (a)(d)	31,040	49,664
Karyopharm Therapeutics, Inc. (d)	15,831	663,002
Keryx Biopharmaceuticals, Inc. (a)(d)	105,438	1,676,464
Kindred Biosciences, Inc.	10,713	103,059
Kite Pharma, Inc. (d)	10,534	442,217
KYTHERA Biopharmaceuticals, Inc. (a)(d)	13,619	520,927
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	491,994
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	1,239,465
Lpath, Inc. (a)	7,871	20,228
Macrogenics, Inc. (a)	10,997	310,775
MannKind Corp. (a)(d)	286,250	1,760,438
Mast Therapeutics, Inc. (a)	29,390	13,669
Medgenics, Inc. (a)(d)	4,479	18,498
Medivation, Inc. (a)	90,469	10,484,452
MEI Pharma, Inc. (a)(d)	26,819	171,373
Merrimack Pharmaceuticals, Inc. (a)(d)	95,963	879,021
MiMedx Group, Inc. (a)(d)	113,798	1,258,606
Momenta Pharmaceuticals, Inc. (a)	43,036	504,812
Myriad Genetics, Inc. (a)(d)	87,108	2,920,731

	Shares	Value
Nanosphere, Inc. (a)(d)	36,229	$ 13,763
NanoViricides, Inc. (a)(d)	32,620	104,384
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	141,913
Neuralstem, Inc. (a)(d)	106,528	299,344
Neurocrine Biosciences, Inc. (a)(d)	83,489	1,663,936
NewLink Genetics Corp. (a)(d)	21,584	843,071
Northwest Biotherapeutics, Inc. (a)(d)	40,748	218,409
Novavax, Inc. (a)(d)	270,468	1,444,299
NPS Pharmaceuticals, Inc. (a)(d)	117,913	3,912,353
Ohr Pharmaceutical, Inc. (a)(d)	18,778	142,713
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	22,292
OncoMed Pharmaceuticals, Inc. (a)(d)	11,507	253,499
Onconova Therapeutics, Inc. (a)(d)	6,241	29,645
Oncothyreon, Inc. (a)(d)	43,661	76,407
Opexa Therapeutics, Inc. (a)(d)	5,726	4,924
Ophthotech Corp. (a)	12,066	520,648
Opko Health, Inc. (a)(d)	254,677	2,134,193
Oragenics, Inc. (a)	9,973	9,275
Orexigen Therapeutics, Inc. (a)(d)	166,751	965,488
Organovo Holdings, Inc. (a)(d)	69,396	437,889
Osiris Therapeutics, Inc. (a)(d)	18,170	238,936
Otonomy, Inc.	16,907	405,937
OvaScience, Inc. (a)(d)	10,225	258,284
OXiGENE, Inc. (a)(d)	561	1,043
Palatin Technologies, Inc. (a)(d)	9,275	7,769
Paratek Pharmaceuticals, Inc. (a)	207	3,784
PDL BioPharma, Inc. (d)	181,078	1,495,704
Peregrine Pharmaceuticals, Inc. (a)(d)	243,489	360,364
Pharmacyclics, Inc. (a)(d)	77,976	10,869,075
PharmAthene, Inc. (a)(d)	51,372	87,332
Portola Pharmaceuticals, Inc. (a)(d)	91,872	2,583,441
Progenics Pharmaceuticals, Inc. (a)(d)	85,314	593,785
Prothena Corp. PLC (a)(d)	29,812	722,643
PTC Therapeutics, Inc. (a)(d)	25,035	1,120,316
Puma Biotechnology, Inc. (a)	25,665	5,826,468
Radius Health, Inc. (a)(d)	6,538	161,489
Raptor Pharmaceutical Corp. (a)(d)	62,748	603,636
Receptos, Inc. (a)	36,710	4,966,863
Regado Biosciences, Inc. (a)(d)	15,917	13,155
Regeneron Pharmaceuticals, Inc. (a)	90,084	37,484,853
Regulus Therapeutics, Inc. (a)(d)	29,427	551,462
Repligen Corp. (a)(d)	36,890	843,674
Retrophin, Inc. (a)(d)	11,802	119,200
Rexahn Pharmaceuticals, Inc. (a)(d)	252,511	170,243
Rigel Pharmaceuticals, Inc. (a)	75,480	161,527
Sage Therapeutics, Inc. (a)(d)	5,499	217,430
Sangamo Biosciences, Inc. (a)(d)	84,275	1,018,042
Sarepta Therapeutics, Inc. (a)(d)	40,979	694,184
Seattle Genetics, Inc. (a)(d)	128,581	4,685,492
Sorrento Therapeutics, Inc. (a)(d)	14,498	55,817
Spectrum Pharmaceuticals, Inc. (a)(d)	41,659	300,361
StemCells, Inc. (a)(d)	41,468	47,274
Stemline Therapeutics, Inc. (a)(d)	10,674	158,829
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	76,385
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Synageva BioPharma Corp. (a)(d)	25,415	$ 2,063,698
Synergy Pharmaceuticals, Inc. (a)(d)	111,018	330,834
Synta Pharmaceuticals Corp. (a)(d)	94,692	300,174
Synthetic Biologics, Inc. (a)(d)	46,314	79,660
Targacept, Inc. (a)	18,977	46,114
Tenax Therapeutics, Inc. (a)(d)	1,373	5,121
TESARO, Inc. (a)(d)	24,183	834,555
TG Therapeutics, Inc. (a)(d)	39,520	589,638
Threshold Pharmaceuticals, Inc. (a)(d)	37,822	109,684
Trovagene, Inc. (a)(d)	4,592	21,077
Ultragenyx Pharmaceutical, Inc. (d)	26,542	1,156,966
United Therapeutics Corp. (a)(d)	53,357	7,073,537
Vanda Pharmaceuticals, Inc. (a)(d)	44,094	574,545
Verastem, Inc. (a)(d)	13,711	127,512
Vericel Corp. (a)(d)	3,923	10,671
Versartis, Inc. (a)(d)	25,643	462,087
Vertex Pharmaceuticals, Inc. (a)	290,823	34,282,215
Vical, Inc. (a)	65,666	71,576
Vital Therapies, Inc. (d)	5,506	114,029
Xencor, Inc. (d)	18,608	208,596
XOMA Corp. (a)(d)	72,501	412,531
ZIOPHARM Oncology, Inc. (a)(d)	122,654	516,373
		844,444,009
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.	23,291	1,336,903
Abbott Laboratories	1,779,625	79,211,109
Abiomed, Inc. (a)(d)	36,354	1,291,294
Accuray, Inc. (a)(d)	58,561	403,485
Alere, Inc. (a)	93,479	3,728,877
Align Technology, Inc. (a)(d)	83,038	4,724,862
Alphatec Holdings, Inc. (a)	36,801	47,105
Analogic Corp.	15,585	1,135,211
Angiodynamics, Inc. (a)(d)	26,377	461,598
Anika Therapeutics, Inc. (a)(d)	16,592	678,447
Antares Pharma, Inc. (a)(d)	97,369	223,949
Atossa Genetics, Inc. (a)(d)	789	710
Atricure, Inc. (a)	25,828	483,758
Atrion Corp.	1,172	380,912
Bacterin International Holdings, Inc. (a)	974	2,864
Baxter International, Inc.	641,982	46,864,686
Becton, Dickinson & Co.	227,205	31,883,678
BioLase Technology, Inc. (d)	31,172	80,112
Boston Scientific Corp. (a)	1,554,237	20,003,030
BSD Medical Corp. (a)	46,363	18,545
C.R. Bard, Inc.	86,543	14,482,971
Cantel Medical Corp.	48,934	2,130,586
Cardica, Inc. (a)(d)	23,778	14,326
Cardiovascular Systems, Inc. (a)(d)	37,106	1,137,670
CareFusion Corp. (a)	236,868	14,015,480
Cerus Corp. (a)(d)	66,771	302,473
Cesca Therapeutics, Inc. (a)(d)	15,844	17,112

	Shares	Value
CONMED Corp.	32,943	$ 1,397,771
Covidien PLC	534,431	53,977,531
Cryolife, Inc.	20,961	211,706
Cutera, Inc. (a)	15,449	156,653
Cyberonics, Inc. (a)(d)	38,945	2,073,821
Cynosure, Inc. Class A (a)	17,160	473,101
Delcath Systems, Inc. (a)(d)	7,494	9,293
DENTSPLY International, Inc.	165,101	9,077,253
Derma Sciences, Inc. (a)(d)	27,081	222,335
DexCom, Inc. (a)(d)	82,473	4,244,061
Echo Therapeutics, Inc. (a)	2,009	1,738
Edwards Lifesciences Corp. (a)	125,427	16,265,373
Endologix, Inc. (a)(d)	68,176	874,698
EnteroMedics, Inc. (a)(d)	53,456	74,304
ERBA Diagnostics, Inc. (a)(d)	3,094	8,570
Exactech, Inc. (a)	6,501	144,192
Fonar Corp. (a)	7,275	86,209
Genmark Diagnostics, Inc. (a)(d)	33,235	377,550
Globus Medical, Inc. (a)	81,315	1,873,498
Greatbatch, Inc. (a)	28,475	1,411,506
Haemonetics Corp. (a)(d)	65,465	2,417,622
Halyard Health, Inc. (a)(d)	55,573	2,179,017
Hansen Medical, Inc. (a)(d)	48,696	40,705
HeartWare International, Inc. (a)(d)	17,704	1,301,775
Hill-Rom Holdings, Inc.	72,156	3,301,859
Hologic, Inc. (a)(d)	344,492	9,232,386
ICU Medical, Inc. (a)(d)	17,344	1,451,519
IDEXX Laboratories, Inc. (a)(d)	62,216	9,291,960
Inogen, Inc.	4,128	100,269
Insulet Corp. (a)(d)	65,054	3,030,866
Integra LifeSciences Holdings Corp. (a)(d)	34,810	1,714,044
Intuitive Surgical, Inc. (a)	42,575	22,044,058
Invacare Corp. (d)	28,414	429,904
K2M Group Holdings, Inc. (d)	6,717	127,018
Kewaunee Scientific Corp.	1,376	23,750
Ldr Holding Corp. (a)(d)	17,638	575,528
LeMaitre Vascular, Inc.	3,845	28,453
Masimo Corp. (a)(d)	62,689	1,645,586
Medtronic, Inc.	1,153,632	85,218,796
MELA Sciences, Inc. (a)(d)	4,012	6,459
Meridian Bioscience, Inc.	44,602	733,703
Merit Medical Systems, Inc. (a)	47,538	703,562
Misonix, Inc. (a)	2,579	27,802
Natus Medical, Inc. (a)	43,776	1,498,452
Neogen Corp. (a)	43,866	1,943,702
NuVasive, Inc. (a)	55,373	2,432,536
NxStage Medical, Inc. (a)(d)	68,384	1,181,676
OraSure Technologies, Inc. (a)	68,939	621,140
Orthofix International NV (a)	22,001	614,268
PhotoMedex, Inc. (a)(d)	6,551	11,268
Quidel Corp. (a)(d)	35,813	997,750
ResMed, Inc. (d)	165,853	8,823,380
Retractable Technologies, Inc. (a)	5,248	24,246
Rockwell Medical Technologies, Inc. (a)(d)	40,985	366,816
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
RTI Biologics, Inc. (a)	29,474	$ 144,423
Sirona Dental Systems, Inc. (a)	67,791	5,856,464
St. Jude Medical, Inc.	338,610	23,011,936
Staar Surgical Co. (a)(d)	34,338	316,253
Stereotaxis, Inc. (a)	3,270	5,199
Steris Corp. (d)	98,802	6,298,628
Stryker Corp.	355,431	33,023,094
SurModics, Inc. (a)	19,525	410,220
Symmetry Medical, Inc. (a)	29,367	264,597
Synergetics U.S.A., Inc. (a)	3,622	12,605
Tandem Diabetes Care, Inc. (d)	11,476	162,156
TearLab Corp. (a)(d)	17,390	48,431
Teleflex, Inc. (d)	53,220	6,341,163
The Cooper Companies, Inc.	58,635	9,903,452
The Spectranetics Corp. (a)(d)	47,437	1,557,357
Thoratec Corp. (a)	75,606	2,358,151
Tornier NV (a)	43,234	1,153,915
TransEnterix, Inc. (a)(d)	65,065	136,637
Unilife Corp. (a)(d)	142,037	444,576
Uroplasty, Inc. (a)	1,597	3,801
Varian Medical Systems, Inc. (a)(d)	126,250	11,174,388
Vascular Solutions, Inc. (a)(d)	17,548	451,335
Vermillion, Inc. (a)(d)	5,249	8,293
Volcano Corp. (a)	51,974	574,832
West Pharmaceutical Services, Inc. (d)	83,154	4,324,840
Wright Medical Group, Inc. (a)	47,593	1,393,999
Zeltiq Aesthetics, Inc. (a)(d)	33,895	927,706
Zimmer Holdings, Inc.	197,443	22,170,874
		614,644,116
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)(d)	57,055	3,537,981
Addus HomeCare Corp. (a)	6,027	139,103
Adeptus Health, Inc. Class A (d)	5,548	168,881
Aetna, Inc.	415,965	36,288,787
Air Methods Corp. (a)(d)	41,468	1,840,350
Alliance Healthcare Services, Inc. (a)	17,141	386,015
Almost Family, Inc. (a)	9,932	274,223
Amedisys, Inc. (a)(d)	38,358	975,060
AmerisourceBergen Corp.	257,537	23,448,744
AMN Healthcare Services, Inc. (a)	76,320	1,306,598
AmSurg Corp. (a)(d)	44,990	2,320,134
Bio-Reference Laboratories, Inc. (a)(d)	31,917	903,251
BioScrip, Inc. (a)(d)	61,696	399,790
BioTelemetry, Inc. (a)	34,161	337,169
Brookdale Senior Living, Inc. (a)(d)	242,983	8,606,458
Capital Senior Living Corp. (a)	26,619	677,454
Cardinal Health, Inc.	393,233	32,319,820
Centene Corp. (a)(d)	69,557	6,870,145
Chemed Corp. (d)	19,372	2,133,051
Cigna Corp.	316,152	32,528,879

	Shares	Value
Community Health Systems, Inc. (a)	133,147	$ 6,268,561
Corvel Corp. (a)	17,696	613,343
Cross Country Healthcare, Inc. (a)	40,427	431,356
DaVita HealthCare Partners, Inc. (a)	205,070	15,694,007
Envision Healthcare Holdings, Inc. (a)	151,689	5,363,723
ExamWorks Group, Inc. (a)(d)	46,646	1,835,520
Express Scripts Holding Co. (a)	880,136	73,183,308
Five Star Quality Care, Inc. (a)	32,241	141,860
Gentiva Health Services, Inc. (a)(d)	33,266	645,693
Hanger, Inc. (a)(d)	45,074	966,837
HCA Holdings, Inc. (a)	364,782	25,421,658
Health Net, Inc. (a)	90,547	4,652,305
HealthEquity, Inc. (a)	11,244	279,189
HealthSouth Corp. (d)	110,704	4,553,256
Healthways, Inc. (a)(d)	33,821	526,931
Henry Schein, Inc. (a)(d)	98,971	13,578,821
Hooper Holmes, Inc. (a)	6,267	3,478
Humana, Inc.	183,536	25,322,462
IPC The Hospitalist Co., Inc. (a)(d)	20,567	906,593
Kindred Healthcare, Inc. (d)	91,860	1,827,095
Laboratory Corp. of America Holdings (a)	96,901	10,139,721
Landauer, Inc.	14,935	492,855
LHC Group, Inc. (a)	12,810	301,163
LifePoint Hospitals, Inc. (a)	49,772	3,443,725
Magellan Health Services, Inc. (a)	33,160	2,029,060
McKesson Corp.	274,242	57,799,244
MEDNAX, Inc. (a)(d)	120,487	7,887,079
Molina Healthcare, Inc. (a)(d)	36,812	1,881,829
MWI Veterinary Supply, Inc. (a)(d)	16,104	2,631,716
National Healthcare Corp.	6,159	371,080
National Research Corp. Class A (a)	960	13,594
NeoStem, Inc. (a)(d)	15,337	60,428
Omnicare, Inc. (d)	126,227	8,876,283
Owens & Minor, Inc. (d)	59,970	2,051,574
Patterson Companies, Inc. (d)	106,597	5,135,843
PDI, Inc. (a)	1,365	2,621
PharMerica Corp. (a)	42,657	930,349
Premier, Inc. (a)	38,595	1,313,002
Providence Service Corp. (a)	13,245	518,277
Quest Diagnostics, Inc.	161,387	10,540,185
RadNet, Inc. (a)	27,076	227,980
Select Medical Holdings Corp.	102,988	1,486,117
Sharps Compliance Corp. (a)	5,184	22,602
Skilled Healthcare Group, Inc. (a)	27,157	189,556
Surgical Care Affiliates, Inc. (a)	14,337	455,917
Team Health Holdings, Inc. (a)(d)	79,380	4,537,361
Tenet Healthcare Corp. (a)	112,167	5,389,624
The Ensign Group, Inc.	18,939	746,575
Triple-S Management Corp. (a)	25,096	580,220
U.S. Physical Therapy, Inc.	11,240	436,899
UnitedHealth Group, Inc.	1,148,359	113,262,648
Universal American Spin Corp. (a)(d)	33,569	295,407
Universal Health Services, Inc. Class B	113,232	11,846,332
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
VCA, Inc. (a)	109,673	$ 5,190,823
Wellcare Health Plans, Inc. (a)(d)	52,863	3,898,118
WellPoint, Inc.	321,836	41,166,043
		643,829,739
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	176,070	2,116,361
athenahealth, Inc. (a)(d)	44,978	5,275,919
Authentidate Holding Corp. (a)	816	873
Castlight Health, Inc. Class B (a)	20,545	255,374
Cerner Corp. (a)	368,787	23,749,883
CollabRx, Inc. (a)	87	74
Computer Programs & Systems, Inc.	21,937	1,288,579
HealthStream, Inc. (a)(d)	34,016	974,558
HMS Holdings Corp. (a)(d)	102,544	2,139,068
iCAD, Inc. (a)	14,864	149,086
IMS Health Holdings, Inc. (d)	127,188	3,179,700
MedAssets, Inc. (a)	79,151	1,530,780
Medidata Solutions, Inc. (a)(d)	60,023	2,563,582
Merge Healthcare, Inc. (a)	37,852	118,855
Omnicell, Inc. (a)	38,848	1,250,906
Quality Systems, Inc.	52,869	778,760
Veeva Systems, Inc. Class A (a)	59,846	1,965,941
Vocera Communications, Inc. (a)	14,570	140,746
		47,479,045
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	35,982	727,556
Affymetrix, Inc. (a)(d)	78,656	718,129
Agilent Technologies, Inc.	384,355	16,427,333
Albany Molecular Research, Inc. (a)(d)	23,897	388,804
Apricus Biosciences, Inc. (a)(d)	18,211	21,489
BG Medicine, Inc. (a)(d)	3,134	1,467
Bio-Rad Laboratories, Inc. Class A (a)	24,617	2,924,253
Bio-Techne Corp.	43,079	3,946,467
Bruker BioSciences Corp. (a)	133,267	2,556,061
Cambrex Corp. (a)	34,300	780,325
Charles River Laboratories International, Inc. (a)	57,625	3,731,219
Covance, Inc. (a)	69,154	7,096,583
Enzo Biochem, Inc. (a)	14,697	66,724
Fluidigm Corp. (a)(d)	33,180	1,022,939
Harvard Bioscience, Inc. (a)	12,320	60,614
Illumina, Inc. (a)	164,222	31,348,338
Luminex Corp. (a)	39,871	737,614
Mettler-Toledo International, Inc. (a)(d)	36,042	10,569,677
Nanostring Technologies, Inc. (a)(d)	6,707	100,001
NeoGenomics, Inc. (a)(d)	53,713	227,743
Pacific Biosciences of California, Inc. (a)	73,041	493,757
PAREXEL International Corp. (a)(d)	64,767	3,789,517
PerkinElmer, Inc.	134,059	6,095,663
pSivida Corp. (a)(d)	25,265	108,892

	Shares	Value
Quintiles Transnational Holdings, Inc. (a)	81,885	$ 4,734,591
Sequenom, Inc. (a)(d)	91,772	275,316
Thermo Fisher Scientific, Inc.	474,570	61,357,155
Waters Corp. (a)	97,891	11,345,567
		171,653,794
Pharmaceuticals - 5.4%
AbbVie, Inc.	1,885,724	130,492,101
AcelRx Pharmaceuticals, Inc. (a)(d)	17,182	114,432
Actavis PLC (a)	312,376	84,532,069
Acura Pharmaceuticals, Inc. (a)(d)	2,885	1,500
Aerie Pharmaceuticals, Inc. (a)(d)	17,057	449,793
Akorn, Inc. (a)(d)	79,308	3,177,872
Alexza Pharmaceuticals, Inc. (a)(d)	13,886	19,718
Alimera Sciences, Inc. (a)(d)	3,741	21,960
Allergan, Inc.	350,621	74,994,326
Amphastar Pharmaceuticals, Inc. (a)	9,174	95,685
Ampio Pharmaceuticals, Inc. (a)(d)	59,082	200,879
ANI Pharmaceuticals, Inc. (a)(d)	10,919	590,827
Aratana Therapeutics, Inc. (a)	17,464	231,398
Assembly Biosciences, Inc. (a)	1,399	11,612
AstraZeneca PLC rights (a)	7,692	0
Auxilium Pharmaceuticals, Inc. (a)(d)	49,047	1,695,064
Avanir Pharmaceuticals, Inc. Class A (a)(d)	222,414	3,318,417
Bio Path Holdings, Inc. (a)(d)	166,645	409,947
Biodel, Inc. (a)(d)	8,109	12,245
Biodelivery Sciences International, Inc. (a)(d)	45,070	691,825
Bristol-Myers Squibb Co.	1,959,035	115,681,017
Catalent, Inc. (a)	188,381	5,423,489
Cempra, Inc. (a)(d)	20,803	299,355
Columbia Laboratories, Inc. (a)	5,322	31,613
Corcept Therapeutics, Inc. (a)(d)	82,171	248,978
Cumberland Pharmaceuticals, Inc. (a)	7,158	37,007
DepoMed, Inc. (a)(d)	71,075	1,100,952
Durect Corp. (a)	121,504	115,429
Eli Lilly & Co.	1,157,149	78,824,990
Endo Health Solutions, Inc. (a)(d)	201,993	14,779,828
Endocyte, Inc. (a)(d)	47,373	307,451
Horizon Pharma PLC (a)(d)	61,460	785,459
Hospira, Inc. (a)	214,554	12,796,001
Impax Laboratories, Inc. (a)	76,645	2,448,808
Intra-Cellular Therapies, Inc. (a)(d)	18,750	269,438
Jazz Pharmaceuticals PLC (a)(d)	76,159	13,486,997
Johnson & Johnson	3,339,515	361,502,499
Lannett Co., Inc. (a)(d)	33,171	1,629,691
Mallinckrodt PLC (a)	134,893	12,439,832
Merck & Co., Inc.	3,407,787	205,830,335
Mylan, Inc. (a)	443,630	26,001,154
Nektar Therapeutics (a)(d)	149,616	2,494,099
Ocera Therapeutics, Inc. (a)	890	7,067
Omeros Corp. (a)(d)	38,961	869,999
Pacira Pharmaceuticals, Inc. (a)(d)	42,514	3,993,340
Pain Therapeutics, Inc. (a)	34,536	62,510
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pernix Therapeutics Holdings, Inc. (a)(d)	26,326	$ 273,001
Perrigo Co. PLC	156,248	25,029,367
Pfizer, Inc.	7,503,695	233,740,099
Phibro Animal Health Corp. Class A	42,486	1,298,372
Pozen, Inc. (d)	23,223	206,452
Prestige Brands Holdings, Inc. (a)(d)	64,211	2,147,858
Relypsa, Inc. (d)	13,726	341,640
Repros Therapeutics, Inc. (a)(d)	21,711	185,846
Revance Therapeutics, Inc. (d)	15,387	252,962
Sagent Pharmaceuticals, Inc. (a)(d)	25,120	724,210
Salix Pharmaceuticals Ltd. (a)(d)	73,563	7,554,184
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	391,499
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	39,776	466,175
Supernus Pharmaceuticals, Inc. (a)(d)	26,858	237,962
Tetraphase Pharmaceuticals, Inc. (a)(d)	28,917	763,409
The Medicines Company (a)(d)	85,688	2,297,295
TherapeuticsMD, Inc. (a)(d)	153,406	589,079
Theravance Biopharma, Inc. (a)	25,221	398,996
Theravance, Inc. (d)	88,275	1,335,601
VIVUS, Inc. (a)(d)	111,051	372,021
XenoPort, Inc. (a)	57,569	512,364
Zoetis, Inc. Class A	588,360	26,435,015
Zogenix, Inc. (a)(d)	115,304	131,447
ZS Pharma, Inc. (d)	7,310	314,038
		1,468,527,900
TOTAL HEALTH CARE		3,790,578,603
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.5%
AAR Corp.	45,448	1,164,832
AeroVironment, Inc. (a)(d)	21,575	597,843
Alliant Techsystems, Inc.	41,373	4,703,283
American Science & Engineering, Inc.	13,204	645,412
API Technologies Corp. (a)	22,349	47,045
Astronics Corp. (a)	22,140	1,085,303
Astrotech Corp. (a)(d)	8,707	24,118
BE Aerospace, Inc. (a)	128,361	9,995,471
Breeze Industrial Products Corp. (a)	1,281	13,002
CPI Aerostructures, Inc. (a)(d)	3,805	46,193
Cubic Corp. (d)	29,193	1,501,980
Curtiss-Wright Corp.	58,485	4,146,587
DigitalGlobe, Inc. (a)(d)	87,334	2,358,891
Ducommun, Inc. (a)	15,643	389,511
Engility Holdings, Inc. (a)	17,448	733,688
Erickson Air-Crane, Inc. (a)(d)	6,239	65,884
Esterline Technologies Corp. (a)(d)	36,596	4,348,703
Exelis, Inc.	239,811	4,302,209

	Shares	Value
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	$ 1,493,765
General Dynamics Corp.	375,404	54,568,725
HEICO Corp. (d)	25,580	1,355,996
HEICO Corp. Class A	50,828	2,299,967
Hexcel Corp. (a)(d)	105,445	4,564,714
Honeywell International, Inc.	922,659	91,407,827
Huntington Ingalls Industries, Inc.	60,530	6,595,954
Innovative Solutions & Support, Inc. (a)(d)	21,878	64,321
KEYW Holding Corp. (a)(d)	42,284	457,090
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	230,940
L-3 Communications Holdings, Inc.	103,771	12,929,867
LMI Aerospace, Inc. (a)(d)	6,877	96,553
Lockheed Martin Corp.	318,770	61,063,581
Micronet Enertec Technologies, Inc. (a)	3,018	11,046
Moog, Inc. Class A (a)(d)	52,323	3,808,068
National Presto Industries, Inc. (d)	4,216	247,311
Northrop Grumman Corp.	246,122	34,685,973
Orbital Sciences Corp. (a)(d)	75,276	2,049,013
Precision Castparts Corp.	171,034	40,688,989
Raytheon Co.	362,581	38,687,393
Rockwell Collins, Inc.	165,444	14,150,425
SIFCO Industries, Inc.	891	28,868
Sparton Corp. (a)	13,384	332,994
Spirit AeroSystems Holdings, Inc. Class A (a)	150,657	6,494,823
Taser International, Inc. (a)(d)	58,908	1,265,344
Teledyne Technologies, Inc. (a)	51,475	5,503,192
Textron, Inc.	328,219	14,218,447
The Boeing Co.	792,171	106,436,096
TransDigm Group, Inc. (d)	58,956	11,660,907
Triumph Group, Inc.	65,091	4,430,093
United Technologies Corp.	1,000,508	110,135,921
Vectrus, Inc. (a)	13,322	376,480
		668,510,638
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	108,399	861,772
Atlas Air Worldwide Holdings, Inc. (a)(d)	36,312	1,657,643
C.H. Robinson Worldwide, Inc. (d)	169,940	12,531,376
Echo Global Logistics, Inc. (a)(d)	19,946	559,485
Expeditors International of Washington, Inc.	229,912	10,764,480
FedEx Corp.	318,424	56,736,788
Forward Air Corp.	38,499	1,884,911
Hub Group, Inc. Class A (a)	45,548	1,713,516
Park-Ohio Holdings Corp.	8,801	494,352
Radiant Logistics, Inc. (a)	14,104	54,582
United Parcel Service, Inc. Class B	826,884	90,891,089
UTi Worldwide, Inc. (a)(d)	106,552	1,257,314
XPO Logistics, Inc. (a)(d)	73,070	2,826,348
		182,233,656
Airlines - 0.7%
Alaska Air Group, Inc.	155,706	9,191,325
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Allegiant Travel Co.	24,598	$ 3,450,115
American Airlines Group, Inc.	847,113	41,110,394
CHC Group Ltd. (a)(d)	40,486	186,236
Delta Air Lines, Inc.	988,350	46,126,295
Hawaiian Holdings, Inc. (a)(d)	71,807	1,456,964
JetBlue Airways Corp. (a)(d)	285,846	4,181,927
Republic Airways Holdings, Inc. (a)	81,894	1,087,552
SkyWest, Inc.	63,299	791,238
Southwest Airlines Co.	797,013	33,331,084
Spirit Airlines, Inc. (a)	81,901	6,772,394
United Continental Holdings, Inc. (a)	446,102	27,314,825
		175,000,349
Building Products - 0.2%
A.O. Smith Corp. (d)	98,582	5,316,527
AAON, Inc.	75,766	1,569,872
Advanced Drain Systems, Inc. Del	10,950	257,435
Allegion PLC	123,543	6,652,791
American Woodmark Corp. (a)	13,666	544,317
Apogee Enterprises, Inc.	33,247	1,503,762
Armstrong World Industries, Inc. (a)	49,085	2,459,159
Builders FirstSource, Inc. (a)(d)	87,836	541,070
Continental Building Products, Inc. (a)	12,231	204,258
Fortune Brands Home & Security, Inc.	188,737	8,478,066
Gibraltar Industries, Inc. (a)	56,316	808,135
Griffon Corp.	46,368	577,282
Insteel Industries, Inc.	19,643	428,807
Lennox International, Inc.	51,841	4,855,946
Masco Corp.	405,986	9,824,861
Masonite International Corp. (a)	22,154	1,298,446
NCI Building Systems, Inc. (a)(d)	36,312	677,582
Nortek, Inc. (a)	17,394	1,386,824
Owens Corning (d)	130,235	4,537,387
Patrick Industries, Inc. (a)	10,446	465,787
PGT, Inc. (a)(d)	39,227	369,126
Ply Gem Holdings, Inc. (a)(d)	16,220	203,074
Quanex Building Products Corp. (d)	44,676	883,691
Simpson Manufacturing Co. Ltd.	50,637	1,681,148
Trex Co., Inc. (a)(d)	46,832	1,973,500
Universal Forest Products, Inc.	26,737	1,276,424
USG Corp. (a)(d)	114,286	3,292,580
		62,067,857
Commercial Services & Supplies - 0.6%
ABM Industries, Inc. (d)	64,884	1,757,708
ACCO Brands Corp. (a)(d)	120,265	1,053,521
ADT Corp. (d)	218,622	7,638,653
ARC Document Solutions, Inc. (a)	46,203	444,935
Brady Corp. Class A (d)	52,937	1,323,425
Casella Waste Systems, Inc. Class A (a)	64,851	255,513
CECO Environmental Corp. (d)	21,126	299,144

	Shares	Value
Cenveo, Inc. (a)(d)	104,135	$ 195,774
Cintas Corp.	112,418	8,223,377
Civeo Corp.	126,922	1,195,605
Clean Harbors, Inc. (a)(d)	65,972	3,084,191
Copart, Inc. (a)	150,686	5,475,929
Courier Corp.	17,378	239,643
Covanta Holding Corp. (d)	154,806	3,880,986
Deluxe Corp.	54,408	3,180,148
Ennis, Inc.	21,290	283,370
Fuel Tech, Inc. (a)(d)	51,934	219,161
G&K Services, Inc. Class A	20,257	1,318,731
Healthcare Services Group, Inc. (d)	92,468	2,788,835
Heritage-Crystal Clean, Inc. (a)(d)	7,679	126,704
Herman Miller, Inc.	75,463	2,293,321
HNI Corp.	49,416	2,319,587
Hudson Technologies, Inc. (a)(d)	5,394	18,232
Industrial Services of America, Inc. (a)(d)	1,620	7,922
InnerWorkings, Inc. (a)(d)	28,532	213,419
Interface, Inc. (d)	73,312	1,108,477
Intersections, Inc. (d)	12,865	51,717
KAR Auction Services, Inc.	172,614	5,981,075
Kimball International, Inc. Class B	40,502	380,314
Knoll, Inc.	53,871	998,230
Matthews International Corp. Class A (d)	35,361	1,629,081
McGrath RentCorp. (d)	25,445	897,191
Metalico, Inc. (a)(d)	55,605	21,269
Mobile Mini, Inc.	51,612	2,141,382
Msa Safety, Inc. (d)	37,550	2,062,622
Multi-Color Corp. (d)	14,079	772,092
NL Industries, Inc.	6,707	50,906
Performant Financial Corp. (a)(d)	31,038	211,058
Perma-Fix Environmental Services, Inc. (a)(d)	6,937	30,523
Pitney Bowes, Inc.	233,661	5,752,734
Quad/Graphics, Inc.	35,149	763,085
R.R. Donnelley & Sons Co. (d)	225,027	3,789,455
Republic Services, Inc.	307,369	12,174,886
Rollins, Inc.	133,089	4,329,385
SP Plus Corp. (a)(d)	13,389	278,223
Standard Register Co. (a)(d)	3,970	16,396
Steelcase, Inc. Class A (d)	122,865	2,152,595
Stericycle, Inc. (a)	102,332	13,192,641
Swisher Hygiene, Inc. (a)	17,741	39,208
Team, Inc. (a)(d)	21,074	855,815
Tetra Tech, Inc.	81,994	2,228,597
The Brink's Co. (d)	51,214	1,111,344
TRC Companies, Inc. (a)	13,255	90,664
Tyco International Ltd.	530,926	22,776,725
U.S. Ecology, Inc. (d)	25,366	1,010,074
UniFirst Corp.	21,730	2,424,851
United Stationers, Inc.	50,673	2,080,633
Viad Corp.	19,833	476,587
Virco Manufacturing Co. (a)	2,682	7,134
Waste Connections, Inc.	160,165	7,561,390
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Waste Management, Inc.	506,566	$ 24,684,961
West Corp.	26,434	825,798
		172,796,952
Construction & Engineering - 0.2%
AECOM Technology Corp. (a)(d)	186,760	5,978,188
Aegion Corp. (a)(d)	40,317	768,039
Ameresco, Inc. Class A (a)	38,199	294,514
Argan, Inc.	11,917	378,603
Chicago Bridge & Iron Co. NV (d)	128,851	6,446,416
Comfort Systems U.S.A., Inc.	43,738	628,515
Dycom Industries, Inc. (a)(d)	36,171	1,106,471
EMCOR Group, Inc. (d)	78,469	3,401,631
Fluor Corp.	181,316	11,239,779
Furmanite Corp. (a)	40,654	258,153
Goldfield Corp.	41,171	86,459
Granite Construction, Inc.	41,521	1,488,528
Great Lakes Dredge & Dock Corp. (a)(d)	55,973	424,275
Integrated Electrical Services, Inc. (a)	16,326	125,057
Jacobs Engineering Group, Inc. (a)	160,940	7,475,663
KBR, Inc.	162,921	2,743,590
Layne Christensen Co. (a)(d)	24,456	173,638
MasTec, Inc. (a)(d)	84,984	2,048,114
MYR Group, Inc. (a)	25,270	655,757
Northwest Pipe Co. (a)	12,188	402,692
Orion Marine Group, Inc. (a)	21,656	237,783
Pike Corp. (a)(d)	29,417	351,827
Primoris Services Corp.	43,777	1,144,769
Quanta Services, Inc. (a)	244,181	7,447,521
Sterling Construction Co., Inc. (a)	31,847	213,056
Tutor Perini Corp. (a)(d)	46,969	1,185,967
		56,705,005
Electrical Equipment - 0.7%
Active Power, Inc. (a)(d)	10,523	19,783
Acuity Brands, Inc.	52,894	7,309,951
Allied Motion Technologies, Inc.	4,209	91,672
American Superconductor Corp. (a)(d)	126,771	124,869
AMETEK, Inc.	342,750	17,466,540
AZZ, Inc.	29,081	1,302,247
Babcock & Wilcox Co.	118,199	3,502,236
Broadwind Energy, Inc. (a)	15,938	110,928
Capstone Turbine Corp. (a)(d)	814,128	683,868
Eaton Corp. PLC	569,135	38,604,427
Emerson Electric Co.	807,785	51,496,294
Encore Wire Corp. (d)	23,059	845,574
EnerSys	58,195	3,534,182
Enphase Energy, Inc. (a)(d)	22,269	234,047
Espey Manufacturing & Electronics Corp.	2,015	46,184
Franklin Electric Co., Inc. (d)	44,071	1,655,307
FuelCell Energy, Inc. (a)(d)	246,058	410,917
Generac Holdings, Inc. (a)(d)	81,773	3,547,313

	Shares	Value
General Cable Corp.	55,434	$ 762,772
Global Power Equipment Group, Inc.	10,454	135,588
GrafTech International Ltd. (a)	132,891	542,195
Hubbell, Inc. Class B	66,583	7,111,064
LSI Industries, Inc.	24,011	161,834
MagneTek, Inc. (a)	2,664	111,329
Ocean Power Technologies, Inc. (a)	11,040	11,482
Orion Energy Systems, Inc. (a)	20,733	92,884
Plug Power, Inc. (a)(d)	172,151	657,617
Polypore International, Inc. (a)(d)	50,063	2,576,242
Powell Industries, Inc.	9,892	420,905
Power Solutions International, Inc. (a)(d)	4,960	325,624
PowerSecure International, Inc. (a)(d)	20,869	209,107
Preformed Line Products Co.	1,961	92,520
Real Goods Solar, Inc. Class A (a)(d)	40,896	32,308
Regal-Beloit Corp.	57,797	4,179,879
Revolution Lighting Technologies, Inc. (a)(d)	38,693	47,205
Rockwell Automation, Inc.	161,735	18,665,836
Sensata Technologies Holding BV (a)(d)	200,877	9,957,473
SL Industries, Inc. (a)	3,648	140,412
SolarCity Corp. (a)(d)	54,174	2,979,570
Thermon Group Holdings, Inc. (a)(d)	33,050	799,480
Ultralife Corp. (a)	13,410	38,755
Vicor Corp. (a)	10,982	133,980
		181,172,400
Industrial Conglomerates - 1.9%
3M Co.	761,275	121,872,515
Carlisle Companies, Inc.	82,301	7,357,709
Danaher Corp.	729,433	60,951,421
General Electric Co.	11,896,323	315,133,596
Raven Industries, Inc. (d)	39,990	899,775
Roper Industries, Inc.	120,772	19,060,237
		525,275,253
Machinery - 1.9%
Accuride Corp. (a)	79,004	369,739
Actuant Corp. Class A (d)	71,032	2,085,500
Adept Technology, Inc. (a)(d)	17,085	147,273
AGCO Corp.	95,174	4,015,391
Alamo Group, Inc.	17,898	852,482
Albany International Corp. Class A	47,080	1,759,380
Allison Transmission Holdings, Inc.	190,226	6,256,533
Altra Industrial Motion Corp. (d)	25,498	781,004
American Railcar Industries, Inc.	11,797	695,787
Astec Industries, Inc.	19,808	777,860
Barnes Group, Inc.	71,310	2,619,216
Blount International, Inc. (a)	50,491	829,062
Briggs & Stratton Corp.	42,488	851,884
Caterpillar, Inc.	737,886	74,231,332
Chart Industries, Inc. (a)(d)	36,495	1,449,216
CIRCOR International, Inc.	19,714	1,319,852
CLARCOR, Inc. (d)	59,963	3,950,962
Colfax Corp. (a)(d)	110,540	5,696,126
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Columbus McKinnon Corp. (NY Shares)	26,972	$ 720,422
Commercial Vehicle Group, Inc. (a)	77,079	504,867
Crane Co.	52,315	3,088,154
Cummins, Inc.	199,027	28,982,312
Deere & Co. (d)	423,519	36,685,216
Donaldson Co., Inc.	164,610	6,419,790
Douglas Dynamics, Inc.	29,195	672,361
Dover Corp.	195,907	15,082,880
Dynamic Materials Corp.	17,783	285,239
Eastern Co.	2,354	39,594
Energy Recovery, Inc. (a)(d)	81,715	388,146
EnPro Industries, Inc. (a)	27,265	1,759,138
ESCO Technologies, Inc. (d)	28,907	1,041,230
ExOne Co. (a)(d)	13,829	322,769
Federal Signal Corp.	80,990	1,208,371
Flowserve Corp.	165,440	9,739,453
FreightCar America, Inc.	19,411	561,560
Gencor Industries, Inc. (a)	1,849	18,453
Global Brass & Copper Holdings, Inc.	28,348	347,263
Gorman-Rupp Co.	21,897	685,376
Graco, Inc. (d)	71,760	5,747,976
Graham Corp.	12,124	368,206
Greenbrier Companies, Inc. (d)	28,092	1,558,544
Hardinge, Inc.	14,874	182,207
Harsco Corp. (d)	94,707	1,833,528
Hillenbrand, Inc. (d)	69,805	2,244,929
Hurco Companies, Inc.	3,319	115,236
Hyster-Yale Materials Handling Class A	12,438	913,074
IDEX Corp.	88,258	6,779,097
Illinois Tool Works, Inc.	410,447	38,963,734
Ingersoll-Rand PLC	351,368	22,157,266
ITT Corp.	114,023	4,720,552
John Bean Technologies Corp.	27,251	826,795
Joy Global, Inc.	114,975	5,638,374
Kadant, Inc.	18,429	735,317
Kennametal, Inc. (d)	99,076	3,647,978
L.B. Foster Co. Class A	10,636	492,979
Lincoln Electric Holdings, Inc.	100,440	7,235,698
Lindsay Corp. (d)	16,477	1,448,823
Lydall, Inc. (a)	15,820	420,337
Manitex International, Inc. (a)(d)	11,053	121,694
Manitowoc Co., Inc.	166,345	3,350,188
Meritor, Inc. (a)(d)	118,384	1,666,847
Middleby Corp. (a)	66,168	6,328,308
Miller Industries, Inc.	16,197	290,250
Mueller Industries, Inc.	70,657	2,318,256
Mueller Water Products, Inc. Class A	199,590	1,894,109
Navistar International Corp. (a)(d)	79,012	2,828,630
NN, Inc.	18,576	393,254
Nordson Corp. (d)	68,102	5,322,171
Omega Flex, Inc.	258	7,712

	Shares	Value
Oshkosh Truck Corp. (d)	95,506	$ 4,335,972
PACCAR, Inc.	408,900	27,404,478
Pall Corp.	118,435	11,382,788
Parker Hannifin Corp.	169,965	21,930,584
Pentair PLC	227,443	14,717,837
PMFG, Inc. (a)(d)	15,367	100,193
Proto Labs, Inc. (a)(d)	35,282	2,289,802
RBC Bearings, Inc. (d)	25,318	1,609,718
Rexnord Corp. (a)(d)	98,874	2,723,979
Snap-On, Inc.	66,115	8,947,343
SPX Corp.	46,613	4,180,720
Standex International Corp.	16,157	1,178,976
Stanley Black & Decker, Inc.	177,450	16,758,378
Sun Hydraulics Corp. (d)	27,930	1,124,741
Tecumseh Products Co. (a)	29,489	94,365
Tennant Co.	20,971	1,414,494
Terex Corp. (d)	120,683	3,463,602
Timken Co.	84,686	3,623,714
Titan International, Inc. (d)	48,022	475,418
Toro Co.	67,215	4,414,681
TriMas Corp. (a)(d)	46,817	1,457,413
Trinity Industries, Inc. (d)	174,994	5,610,308
Twin Disc, Inc.	8,286	189,584
Valmont Industries, Inc. (d)	30,830	4,168,833
Wabash National Corp. (a)	74,589	804,815
WABCO Holdings, Inc. (a)	75,595	7,757,559
Wabtec Corp.	142,331	12,594,870
Watts Water Technologies, Inc. Class A	38,674	2,338,230
Woodward, Inc.	78,842	4,074,555
Xerium Technologies, Inc. (a)	6,895	98,047
Xylem, Inc.	220,124	8,439,554
		527,498,813
Marine - 0.0%
Baltic Trading Ltd. (d)	40,135	126,024
International Shipholding Corp.	10,420	171,617
Kirby Corp. (a)	63,347	6,090,181
Matson, Inc. (d)	46,702	1,644,377
		8,032,199
Professional Services - 0.4%
Acacia Research Corp. (d)	61,592	1,171,480
Advisory Board Co. (a)(d)	53,068	2,260,697
Barrett Business Services, Inc.	6,681	145,779
CBIZ, Inc. (a)(d)	37,390	323,424
CDI Corp.	9,649	165,770
Corporate Executive Board Co.	37,937	2,777,368
CRA International, Inc. (a)	15,589	463,773
CTPartners Executive Search, Inc. (a)	859	18,211
Dun & Bradstreet Corp.	40,399	5,128,653
Equifax, Inc.	146,705	11,670,383
Exponent, Inc.	15,525	1,180,832
Franklin Covey Co. (a)	5,338	100,781
FTI Consulting, Inc. (a)(d)	87,714	3,400,672
GP Strategies Corp. (a)	22,618	685,778
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Heidrick & Struggles International, Inc.	22,259	$ 445,625
Hill International, Inc. (a)	13,945	50,899
Hudson Global, Inc. (a)	13,947	39,121
Huron Consulting Group, Inc. (a)(d)	28,844	1,994,851
ICF International, Inc. (a)	23,222	900,549
IHS, Inc. Class A (a)	86,242	10,561,195
Insperity, Inc.	20,805	679,283
Kelly Services, Inc. Class A (non-vtg.)	27,730	428,151
Kforce, Inc.	36,597	854,174
Korn/Ferry International (a)	56,905	1,544,971
Manpower, Inc.	93,886	6,277,218
Mastech Holdings, Inc.	373	4,226
MISTRAS Group, Inc. (a)	12,788	218,547
Navigant Consulting, Inc. (a)	41,733	584,262
Nielsen Holdings B.V. (d)	352,216	14,712,062
Odyssey Marine Exploration, Inc. (a)(d)	46,227	54,548
On Assignment, Inc. (a)	52,146	1,602,447
Paylocity Holding Corp. (a)(d)	11,464	333,488
Pendrell Corp. (a)	150,288	211,906
RCM Technologies, Inc. (a)	9,908	79,958
Resources Connection, Inc.	43,312	657,043
Robert Half International, Inc.	170,458	9,680,310
RPX Corp. (a)	59,374	778,987
Spherix, Inc. (a)	11	13
Towers Watson & Co.	94,041	10,622,871
TriNet Group, Inc. (d)	37,156	1,176,359
TrueBlue, Inc. (a)	53,079	1,218,163
Verisk Analytics, Inc. (a)	175,777	10,894,658
VSE Corp.	1,834	98,706
WageWorks, Inc. (a)(d)	36,355	2,123,859
		108,322,051
Road & Rail - 1.1%
AMERCO	7,919	2,203,066
ArcBest Corp.	25,682	1,115,112
Avis Budget Group, Inc. (a)	129,512	7,790,147
Celadon Group, Inc.	62,978	1,388,035
Con-way, Inc.	72,845	3,608,741
Covenant Transport Group, Inc. Class A (a)	9,633	253,155
CSX Corp.	1,180,470	43,075,350
Genesee & Wyoming, Inc. Class A (a)(d)	61,185	6,032,229
Heartland Express, Inc.	72,751	1,930,084
Hertz Global Holdings, Inc. (a)	527,758	12,528,975
J.B. Hunt Transport Services, Inc. (d)	118,822	9,806,380
Kansas City Southern	128,278	15,257,385
Knight Transportation, Inc.	76,431	2,542,859
Landstar System, Inc.	49,655	3,991,269
Marten Transport Ltd.	31,198	670,757
Norfolk Southern Corp.	367,061	40,978,690
Old Dominion Freight Lines, Inc. (a)	86,916	7,043,673
Patriot Transportation Holding, Inc. (a)(d)	1,312	49,436

	Shares	Value
Providence & Worcester Railroad Co.	4,631	$ 87,155
Quality Distribution, Inc. (a)(d)	25,189	304,031
Roadrunner Transportation Systems, Inc. (a)(d)	35,356	795,864
Ryder System, Inc.	61,687	5,892,342
Saia, Inc. (a)(d)	26,740	1,483,268
Swift Transporation Co. (a)(d)	119,320	3,468,632
U.S.A. Truck, Inc. (a)(d)	1,841	36,802
Union Pacific Corp.	1,058,676	123,621,597
Universal Truckload Services, Inc.	6,117	167,973
Werner Enterprises, Inc. (d)	41,229	1,278,924
YRC Worldwide, Inc. (a)(d)	30,006	720,444
		298,122,375
Trading Companies & Distributors - 0.3%
Aceto Corp. (d)	32,506	682,626
AeroCentury Corp. (a)(d)	688	5,538
Air Lease Corp. Class A	121,471	4,619,542
Aircastle Ltd.	65,692	1,359,824
Applied Industrial Technologies, Inc. (d)	52,950	2,482,826
Beacon Roofing Supply, Inc. (a)	65,628	1,777,206
BlueLinx Corp. (a)	23,385	27,360
CAI International, Inc. (a)(d)	15,310	326,256
DXP Enterprises, Inc. (a)(d)	17,105	1,005,090
Essex Rental Corp. (a)	16,688	21,027
Fastenal Co. (d)	333,246	15,062,719
GATX Corp. (d)	53,842	3,334,973
H&E Equipment Services, Inc.	32,737	1,145,795
HD Supply Holdings, Inc. (a)	177,781	5,169,871
Houston Wire & Cable Co.	15,647	200,595
Kaman Corp.	26,535	1,043,887
Lawson Products, Inc. (a)	4,764	108,524
MRC Global, Inc. (a)	114,871	2,321,543
MSC Industrial Direct Co., Inc. Class A (d)	57,280	4,448,938
Now, Inc. (d)	122,394	3,277,711
Rush Enterprises, Inc. Class A (a)(d)	39,030	1,369,172
Stock Building Supply Holdings, Inc. (a)	16,419	262,868
TAL International Group, Inc.	41,028	1,813,027
Textainer Group Holdings Ltd. (d)	32,120	1,117,776
Titan Machinery, Inc. (a)(d)	17,235	221,125
United Rentals, Inc. (a)(d)	112,795	12,780,801
Veritiv Corp. (a)(d)	9,543	479,536
W.W. Grainger, Inc.	70,526	17,326,828
Watsco, Inc.	30,156	3,060,834
WESCO International, Inc. (a)(d)	60,754	5,005,522
Willis Lease Finance Corp. (a)	2,006	43,711
		91,903,051
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	64,196	898,102
TOTAL INDUSTRIALS		3,058,538,701
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 1.6%
ADTRAN, Inc. (d)	58,980	$ 1,232,092
Alliance Fiber Optic Products, Inc. (d)	19,146	242,771
Applied Optoelectronics, Inc. (a)(d)	10,558	114,554
Arista Networks, Inc. (d)	4,719	358,031
Arris Group, Inc. (a)	150,596	4,483,243
Aruba Networks, Inc. (a)(d)	133,375	2,495,446
Aviat Networks, Inc. (a)	66,605	100,574
Bel Fuse, Inc. Class B (non-vtg.)	7,032	186,207
Black Box Corp.	16,753	388,335
Blonder Tongue Laboratories, Inc. (a)	3,352	8,916
Brocade Communications Systems, Inc.	517,605	5,854,113
CalAmp Corp. (a)(d)	30,277	565,877
Calix Networks, Inc. (a)(d)	43,449	460,559
Ciena Corp. (a)(d)	124,141	2,052,051
Cisco Systems, Inc.	6,013,774	166,220,713
Clearfield, Inc. (a)(d)	10,596	138,808
CommScope Holding Co., Inc. (a)	106,472	2,363,678
Communications Systems, Inc.	4,311	49,490
Comtech Telecommunications Corp.	22,438	890,564
Digi International, Inc. (a)	21,456	153,196
EchoStar Holding Corp. Class A (a)	54,964	2,961,460
EMCORE Corp. (a)	29,659	154,227
Emulex Corp. (a)(d)	91,750	496,368
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)(d)	100,558	364,020
F5 Networks, Inc. (a)	87,451	11,297,795
Finisar Corp. (a)(d)	110,449	1,883,155
Harmonic, Inc. (a)(d)	107,478	752,346
Harris Corp.	115,971	8,311,642
Infinera Corp. (a)(d)	140,398	1,913,625
InterDigital, Inc. (d)	54,293	2,708,135
Interphase Corp. (a)	10,718	27,224
Ixia (a)(d)	83,745	868,436
JDS Uniphase Corp. (a)(d)	268,467	3,581,350
Juniper Networks, Inc.	508,364	11,265,346
KVH Industries, Inc. (a)	23,641	288,893
Lantronix, Inc. (a)	71	133
Meru Networks, Inc. (a)(d)	20,865	77,201
Motorola Solutions, Inc.	268,206	17,626,498
NETGEAR, Inc. (a)(d)	37,791	1,312,104
Novatel Wireless, Inc. (a)	27,517	85,853
NumereX Corp. Class A (a)(d)	13,747	150,942
Oclaro, Inc. (a)(d)	126,427	227,569
Oplink Communications, Inc.	15,273	369,148
Optical Cable Corp.	564	2,538
Palo Alto Networks, Inc. (a)	81,752	10,055,496
Parkervision, Inc. (a)(d)	100,275	103,283
PC-Tel, Inc.	2,259	18,592
Plantronics, Inc.	53,885	2,811,180
Polycom, Inc. (a)	189,613	2,497,203
Procera Networks, Inc. (a)(d)	21,122	144,897

	Shares	Value
QUALCOMM, Inc.	1,988,079	$ 144,930,959
Relm Wireless Corp. (a)	9,436	46,708
Riverbed Technology, Inc. (a)	188,588	3,899,057
Ruckus Wireless, Inc. (a)(d)	70,783	811,173
ShoreTel, Inc. (a)	56,073	419,426
Sonus Networks, Inc. (a)	287,303	1,063,021
Tessco Technologies, Inc.	4,838	135,077
Ubiquiti Networks, Inc. (d)	30,598	884,282
ViaSat, Inc. (a)(d)	47,347	3,139,106
Westell Technologies, Inc. Class A (a)	75,979	99,532
xG Technology, Inc. (a)	1,492	1,999
Zhone Technologies, Inc. (a)(d)	5,862	12,721
		426,158,938
Electronic Equipment & Components - 0.8%
Acorn Energy, Inc. (a)(d)	16,876	16,876
Advanced Photonix, Inc. Class A (a)	4,544	1,908
Agilysys, Inc. (a)	38,149	468,470
Amphenol Corp. Class A	371,132	19,903,809
Anixter International, Inc.	33,416	2,903,850
Arrow Electronics, Inc. (a)	131,368	7,677,146
Avnet, Inc.	154,170	6,751,104
AVX Corp. (d)	82,398	1,177,467
Badger Meter, Inc.	40,716	2,243,044
Belden, Inc.	50,406	3,681,150
Benchmark Electronics, Inc. (a)	62,536	1,487,106
CDW Corp.	121,886	4,275,761
Checkpoint Systems, Inc. (a)	41,082	524,206
ClearSign Combustion Corp. (a)(d)	7,019	55,099
Cognex Corp. (a)(d)	109,040	4,439,018
Coherent, Inc. (a)	29,619	1,639,708
Control4 Corp. (a)	17,994	271,350
Corning, Inc.	1,532,672	32,216,765
CTS Corp.	43,658	750,044
CUI Global, Inc. (a)(d)	26,608	197,165
Daktronics, Inc.	41,782	498,459
Dolby Laboratories, Inc. Class A	54,035	2,398,073
DTS, Inc. (a)(d)	19,732	636,357
Echelon Corp. (a)	32,190	58,264
Electro Rent Corp.	12,184	169,967
Electro Scientific Industries, Inc.	21,640	155,159
eMagin Corp. (a)	5,084	12,405
Fabrinet (a)(d)	31,120	521,882
FARO Technologies, Inc. (a)(d)	18,648	1,024,335
FEI Co.	46,062	3,944,750
FLIR Systems, Inc.	171,079	5,428,337
Frequency Electronics, Inc. (a)	430	4,580
Giga-Tronics, Inc. (a)	2,579	4,307
GSI Group, Inc. (a)	22,768	288,698
I. D. Systems Inc. (a)	6,071	38,794
Identiv, Inc. (a)	10,618	122,638
IEC Electronics Corp. (a)	86	456
II-VI, Inc. (a)	56,117	744,673
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Ingram Micro, Inc. Class A (a)	191,225	$ 5,245,302
Insight Enterprises, Inc. (a)	48,551	1,137,550
Intellicheck Mobilisa, Inc. (a)(d)	545	1,924
InvenSense, Inc. (a)(d)	129,169	1,871,659
IPG Photonics Corp. (a)(d)	46,113	3,324,286
Iteris, Inc. (a)	1,032	1,992
Itron, Inc. (a)(d)	49,438	1,997,295
Jabil Circuit, Inc.	217,842	4,520,222
KEMET Corp. (a)	34,374	138,527
KEY Tronic Corp. (a)	6,483	53,290
Keysight Technologies, Inc. (a)	192,177	6,764,630
Kimball Electronics, Inc. (a)	30,376	334,136
Knowles Corp. (a)(d)	93,897	1,961,508
LightPath Technologies, Inc. Class A (a)	376	459
Littelfuse, Inc.	24,950	2,398,444
LoJack Corp. (a)	24,621	66,969
LRAD Corp. (a)	56,581	155,598
Maxwell Technologies, Inc. (a)(d)	38,769	398,933
Mercury Systems, Inc. (a)	42,608	550,495
Mesa Laboratories, Inc.	2,184	160,983
Methode Electronics, Inc. Class A	42,247	1,637,071
MicroVision, Inc. (a)(d)	33,140	59,818
MOCON, Inc.	2,209	37,663
MTS Systems Corp.	16,730	1,109,701
Multi-Fineline Electronix, Inc. (a)	10,240	103,629
National Instruments Corp.	130,067	4,186,857
Neonode, Inc. (a)(d)	33,197	81,333
NetList, Inc. (a)(d)	104,599	83,690
Newport Corp. (a)	41,609	732,734
OSI Systems, Inc. (a)	22,707	1,602,433
Park Electrochemical Corp.	21,282	523,537
PC Connection, Inc.	12,636	282,667
PC Mall, Inc. (a)	4,077	39,343
Perceptron, Inc.	13,154	132,198
Planar Systems, Inc. (a)	2,277	17,009
Plexus Corp. (a)	33,577	1,309,839
RadiSys Corp. (a)	9,220	22,128
RealD, Inc. (a)(d)	53,542	613,056
Research Frontiers, Inc. (a)(d)	16,855	85,455
RF Industries Ltd.	5,778	24,845
Richardson Electronics Ltd.	23,707	239,915
Rofin-Sinar Technologies, Inc. (a)(d)	27,521	740,865
Rogers Corp. (a)	20,984	1,486,087
Sanmina Corp. (a)	105,831	2,603,443
ScanSource, Inc. (a)	30,626	1,190,126
Speed Commerce, Inc. (a)(d)	43,920	130,442
SYNNEX Corp. (d)	30,841	2,203,281
TE Connectivity Ltd.	495,373	31,802,947
Tech Data Corp. (a)(d)	39,838	2,483,103
Trimble Navigation Ltd. (a)(d)	326,030	9,169,594
TTM Technologies, Inc. (a)(d)	53,211	359,706

	Shares	Value
Uni-Pixel, Inc. (a)(d)	12,876	$ 81,505
Universal Display Corp. (a)(d)	48,773	1,352,963
Viasystems Group, Inc. (a)	4,710	73,617
Vishay Intertechnology, Inc. (d)	163,262	2,264,444
Vishay Precision Group, Inc. (a)	9,596	160,541
Wayside Technology Group, Inc.	1,232	21,880
Wireless Telecom Group, Inc. (a)	11,200	29,904
Zebra Technologies Corp. Class A (a)	57,315	4,192,592
		211,089,343
Internet Software & Services - 3.1%
Actua Corp. (a)(d)	45,785	771,935
Aerohive Networks, Inc. (d)	10,639	51,812
Akamai Technologies, Inc. (a)	208,821	13,491,925
Amber Road, Inc. (a)(d)	6,724	79,343
Angie's List, Inc. (a)(d)	39,732	236,008
AOL, Inc. (a)	89,529	4,132,659
Autobytel, Inc. (a)	9,434	100,283
Bankrate, Inc. (a)(d)	70,274	821,503
Bazaarvoice, Inc. (a)(d)	59,368	436,948
Benefitfocus, Inc. (a)(d)	9,816	265,915
Blucora, Inc. (a)(d)	40,993	582,511
Brightcove, Inc. (a)(d)	25,472	156,143
BroadVision, Inc. (a)	490	3,332
Carbonite, Inc. (a)	9,443	110,389
Care.com, Inc. (d)	8,431	71,664
ChannelAdvisor Corp. (a)(d)	18,341	322,802
comScore, Inc. (a)	35,536	1,562,518
Constant Contact, Inc. (a)(d)	30,835	1,007,688
Conversant, Inc. (a)	68,992	2,416,100
Cornerstone OnDemand, Inc. (a)(d)	56,736	1,802,503
CoStar Group, Inc. (a)(d)	36,660	6,241,732
Crexendo, Inc. (a)	6,585	13,170
Cvent, Inc. (a)(d)	27,895	750,933
Daegis, Inc. (a)	3,645	3,134
DealerTrack Holdings, Inc. (a)(d)	52,765	2,488,397
Demand Media, Inc. (a)	19,244	107,382
Demandware, Inc. (a)(d)	37,767	2,114,952
Dice Holdings, Inc. (a)(d)	50,678	550,870
Digital River, Inc. (a)	35,934	912,364
E2open, Inc. (a)(d)	21,618	145,489
EarthLink Holdings Corp.	136,356	598,603
eBay, Inc. (a)	1,334,848	73,256,458
eGain Communications Corp. (a)(d)	8,558	43,988
Endurance International Group Holdings, Inc. (a)(d)	37,885	629,649
Envestnet, Inc. (a)	41,561	2,125,845
Equinix, Inc.	63,319	14,384,177
Everyday Health, Inc. (d)	6,143	79,490
Facebook, Inc. Class A (a)	2,469,071	191,846,817
Global Eagle Entertainment, Inc. (a)(d)	63,441	841,228
GlowPoint, Inc. (a)	18,770	24,401
Gogo, Inc. (a)(d)	99,521	1,574,422
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.:
Class A (a)	337,101	$ 185,095,417
Class C (a)	337,771	183,014,461
GrubHub, Inc. (d)	21,930	807,024
HomeAway, Inc. (a)(d)	101,550	3,184,608
IAC/InterActiveCorp	87,877	5,736,611
Internap Network Services Corp. (a)	49,823	395,096
IntraLinks Holdings, Inc. (a)	36,458	396,663
Inuvo, Inc. (a)	9,640	12,532
iPass, Inc. (a)	33,662	46,454
j2 Global, Inc. (d)	55,909	3,161,095
Limelight Networks, Inc. (a)	33,081	90,311
LinkedIn Corp. (a)(d)	124,325	28,131,018
Liquidity Services, Inc. (a)	37,923	398,571
LivePerson, Inc. (a)	55,381	716,630
Local Corp. (a)(d)	28,399	42,599
LogMeIn, Inc. (a)(d)	22,955	1,160,834
Marchex, Inc. Class B	28,685	104,127
Marin Software, Inc. (a)(d)	7,083	61,055
Marketo, Inc. (a)(d)	33,875	1,082,645
MeetMe, Inc. (a)(d)	18,724	32,486
Millennial Media, Inc. (a)(d)	34,415	59,882
Monster Worldwide, Inc. (a)(d)	97,552	424,351
NIC, Inc.	78,994	1,423,472
Opower, Inc. (d)	7,716	120,138
Pandora Media, Inc. (a)(d)	209,033	4,109,589
Perficient, Inc. (a)	34,438	596,122
Q2 Holdings, Inc. (a)	7,196	133,774
QuinStreet, Inc. (a)	17,620	79,819
Rackspace Hosting, Inc. (a)(d)	138,129	6,341,502
RealNetworks, Inc. (a)	28,670	200,977
Rightside Group Ltd. (a)	8,535	69,219
Rocket Fuel, Inc. (a)(d)	19,674	321,670
SciQuest, Inc. (a)(d)	28,158	419,836
Selectica, Inc. (a)	552	3,064
Shutterstock, Inc. (a)(d)	20,192	1,518,035
Spark Networks, Inc. (a)(d)	16,620	64,153
SPS Commerce, Inc. (a)(d)	19,140	1,115,479
Stamps.com, Inc. (a)(d)	18,614	879,512
Support.com, Inc. (a)	117,655	242,369
Synacor, Inc. (a)	20,037	32,660
TechTarget, Inc. (a)	11,209	113,435
Textura Corp. (a)(d)	17,853	427,758
TheStreet.com, Inc.	3,696	8,205
Travelzoo, Inc. (a)(d)	5,383	70,679
Tremor Video, Inc. (a)(d)	9,207	22,557
TrueCar, Inc. (d)	15,879	304,242
Trulia, Inc. (a)(d)	42,135	2,141,722
Twitter, Inc.	587,436	24,519,579
United Online, Inc.	10,283	134,296

	Shares	Value
Unwired Planet, Inc. (a)(d)	100,320	$ 137,438
VeriSign, Inc. (a)(d)	154,608	9,291,941
Web.com Group, Inc. (a)(d)	64,573	1,095,804
WebMD Health Corp. (a)(d)	44,803	1,637,102
XO Group, Inc. (a)	29,832	432,564
Xoom Corp. (a)(d)	31,168	436,664
Yahoo!, Inc. (a)	1,092,501	56,526,002
Yelp, Inc. (a)(d)	69,278	3,955,081
YuMe, Inc. (a)(d)	6,211	33,291
Zillow, Inc. (a)(d)	29,581	3,501,207
Zix Corp. (a)	43,773	138,323
		863,911,232
IT Services - 3.1%
Accenture PLC Class A	742,252	64,078,615
Acxiom Corp. (a)	91,117	1,733,957
Alliance Data Systems Corp. (a)	70,316	20,101,235
Amdocs Ltd.	195,710	9,539,884
Automatic Data Processing, Inc.	560,035	47,961,397
Blackhawk Network Holdings, Inc. (a)(d)	10,875	394,980
Blackhawk Network Holdings, Inc. (a)	47,004	1,677,573
Booz Allen Hamilton Holding Corp. Class A	99,590	2,709,844
Broadridge Financial Solutions, Inc.	126,853	5,745,172
CACI International, Inc. Class A (a)(d)	29,402	2,622,364
Cardtronics, Inc. (a)(d)	50,512	1,978,050
Cartesian, Inc. (a)	206	913
Cass Information Systems, Inc.	8,032	365,697
Ciber, Inc. (a)	53,912	163,353
Cognizant Technology Solutions Corp. Class A (a)	718,237	38,777,616
Computer Sciences Corp.	174,620	11,067,416
Computer Task Group, Inc.	11,646	108,541
Convergys Corp. (d)	123,097	2,566,572
CoreLogic, Inc. (a)	113,020	3,754,524
CSG Systems International, Inc.	47,456	1,192,095
CSP, Inc.	3,696	30,048
Datalink Corp. (a)	21,583	263,744
DST Systems, Inc.	40,007	3,970,695
Edgewater Technology, Inc. (a)	2,875	21,994
EPAM Systems, Inc. (a)(d)	32,476	1,657,250
Euronet Worldwide, Inc. (a)	64,215	3,728,965
EVERTEC, Inc.	73,649	1,623,224
ExlService Holdings, Inc. (a)	29,161	817,383
Fidelity National Information Services, Inc.	329,470	20,160,269
Fiserv, Inc. (a)	303,216	21,676,912
FleetCor Technologies, Inc. (a)	87,798	13,335,638
Forrester Research, Inc.	14,844	589,455
Gartner, Inc. Class A (a)(d)	108,666	9,288,770
Genpact Ltd. (a)	190,854	3,439,189
Global Cash Access Holdings, Inc. (a)	85,750	608,825
Global Payments, Inc.	86,730	7,490,003
Hackett Group, Inc.	12,619	112,183
Heartland Payment Systems, Inc. (d)	51,995	2,834,767
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Higher One Holdings, Inc. (a)	26,817	$ 95,737
IBM Corp.	1,099,623	178,325,862
iGATE Corp. (a)(d)	48,544	1,793,701
Information Services Group, Inc.	18,000	71,280
Innodata, Inc. (a)	14,010	40,349
Jack Henry & Associates, Inc.	97,558	5,995,915
Leidos Holdings, Inc.	88,093	3,559,838
Lionbridge Technologies, Inc. (a)	69,212	350,905
ManTech International Corp. Class A	23,021	693,393
MasterCard, Inc. Class A	1,162,402	101,466,071
Mattersight Corp. (a)(d)	4,307	25,541
Maximus, Inc. (d)	80,539	4,219,438
ModusLink Global Solutions, Inc. (a)(d)	31,030	102,709
MoneyGram International, Inc. (a)(d)	66,937	576,997
NCI, Inc. Class A (a)	12,261	147,009
Neustar, Inc. Class A (a)(d)	66,766	1,819,374
Paychex, Inc.	392,394	18,603,400
PFSweb, Inc. (a)(d)	1,815	19,820
Planet Payment, Inc. (a)	40,113	64,983
PRG-Schultz International, Inc. (a)	36,569	190,159
Sabre Corp.	78,083	1,463,275
Sapient Corp. (a)(d)	136,229	3,364,856
Science Applications International Corp.	56,960	2,883,885
ServiceSource International, Inc. (a)(d)	52,332	212,991
StarTek, Inc. (a)	2,150	18,039
Sykes Enterprises, Inc. (a)	37,324	864,797
Syntel, Inc. (a)	49,784	2,215,388
Teletech Holdings, Inc. (a)	19,293	450,877
Teradata Corp. (a)(d)	183,403	8,278,811
The Western Union Co.	621,408	11,545,761
Total System Services, Inc.	192,803	6,360,571
Unisys Corp. (a)(d)	58,445	1,561,650
Vantiv, Inc. (a)	169,257	5,710,731
VeriFone Systems, Inc. (a)(d)	124,808	4,450,653
Virtusa Corp. (a)	35,863	1,437,030
Visa, Inc. Class A	582,326	150,350,750
WEX, Inc. (a)(d)	45,780	5,176,802
WidePoint Corp. (a)(d)	71,654	108,914
Xerox Corp.	1,334,346	18,627,470
		851,434,844
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc. (a)(d)	37,951	775,339
Advanced Micro Devices, Inc. (a)(d)	718,505	2,004,629
AEHR Test Systems (a)	3,126	8,346
Aetrium, Inc. (a)	206	729
Altera Corp.	377,370	14,196,659
Amkor Technology, Inc. (a)(d)	161,169	1,078,221
Amtech Systems, Inc. (a)(d)	12,381	109,819
ANADIGICS, Inc. (a)(d)	109,969	88,151
Analog Devices, Inc.	366,088	20,003,048
Applied Materials, Inc.	1,449,499	34,860,451
Applied Micro Circuits Corp. (a)(d)	98,689	583,252

	Shares	Value
Ascent Solar Technologies, Inc. (a)(d)	3,309	$ 5,559
Atmel Corp. (a)	480,018	3,796,942
Audience, Inc. (a)(d)	9,607	33,432
Avago Technologies Ltd.	301,608	28,170,187
Axcelis Technologies, Inc. (a)	123,333	265,166
AXT, Inc. (a)	31,515	80,994
Broadcom Corp. Class A	648,033	27,949,663
Brooks Automation, Inc.	71,516	837,452
BTU International, Inc. (a)	4,067	11,916
Cabot Microelectronics Corp. (a)(d)	30,653	1,449,887
Cavium, Inc. (a)(d)	71,032	4,020,411
Ceva, Inc. (a)(d)	20,686	356,006
Cirrus Logic, Inc. (a)(d)	72,356	1,323,391
Cohu, Inc.	25,288	289,548
Cree, Inc. (a)(d)	141,296	5,134,697
CVD Equipment Corp. (a)(d)	24,298	347,947
Cypress Semiconductor Corp. (d)	200,786	2,128,332
Diodes, Inc. (a)	49,290	1,310,621
DSP Group, Inc. (a)	34,788	376,406
Entegris, Inc. (a)	165,433	2,228,383
Entropic Communications, Inc. (a)	130,146	309,747
Exar Corp. (a)(d)	56,777	518,374
Fairchild Semiconductor International, Inc. (a)	143,511	2,314,832
First Solar, Inc. (a)(d)	100,730	4,915,624
FormFactor, Inc. (a)	56,292	452,588
Freescale Semiconductor, Inc. (a)(d)	111,612	2,420,864
GigOptix, Inc. (a)	17,428	20,042
GSI Technology, Inc. (a)	4,890	25,477
Ikanos Communications, Inc. (a)	35,040	11,844
Ikanos Communications, Inc. rights (a)	35,040	0
Inphi Corp. (a)	23,714	348,359
Integrated Device Technology, Inc. (a)	170,156	3,175,111
Integrated Silicon Solution, Inc.	35,004	506,508
Intel Corp.	5,867,170	218,552,083
Intermolecular, Inc. (a)(d)	6,975	15,066
International Rectifier Corp. (a)	83,741	3,339,591
Intersil Corp. Class A	155,240	2,035,196
Intest Corp. (a)	2,175	9,222
IXYS Corp.	38,644	441,701
KLA-Tencor Corp.	196,151	13,620,725
Kopin Corp. (a)	49,853	169,999
Kulicke & Soffa Industries, Inc. (a)	82,587	1,154,566
Lam Research Corp.	188,211	15,553,757
Lattice Semiconductor Corp. (a)(d)	136,230	892,307
Linear Technology Corp.	269,546	12,407,202
M/A-COM Technology Solutions Holdings, Inc. (a)	15,523	385,436
Marvell Technology Group Ltd.	502,343	7,193,552
Mattson Technology, Inc. (a)	72,551	190,084
Maxim Integrated Products, Inc.	328,016	9,699,433
MaxLinear, Inc. Class A (a)	44,771	326,828
Micrel, Inc.	49,009	639,567
Microchip Technology, Inc. (d)	233,921	10,561,533
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	1,274,465	$ 45,817,017
Microsemi Corp. (a)(d)	121,045	3,292,424
MKS Instruments, Inc.	68,909	2,511,044
Monolithic Power Systems, Inc.	35,284	1,698,219
MoSys, Inc. (a)(d)	60,423	111,783
Nanometrics, Inc. (a)(d)	28,664	425,374
NeoPhotonics Corp. (a)	16,785	56,565
NVE Corp. (a)	6,043	426,515
NVIDIA Corp.	631,690	13,246,539
Omnivision Technologies, Inc. (a)	72,480	2,095,397
ON Semiconductor Corp. (a)	539,501	4,871,694
PDF Solutions, Inc. (a)	30,469	403,714
Peregrine Semiconductor Corp. (a)	37,376	465,331
Pericom Semiconductor Corp. (a)	17,514	222,603
Photronics, Inc. (a)(d)	74,723	674,001
Pixelworks, Inc. (a)(d)	22,798	109,886
PMC-Sierra, Inc. (a)	199,312	1,624,393
Power Integrations, Inc.	37,256	1,868,761
QuickLogic Corp. (a)(d)	61,486	185,688
Rambus, Inc. (a)(d)	153,264	1,816,178
RF Micro Devices, Inc. (a)(d)	315,164	4,604,546
Rubicon Technology, Inc. (a)(d)	25,049	128,752
Rudolph Technologies, Inc. (a)(d)	29,614	271,857
Semtech Corp. (a)	76,311	1,942,878
Sigma Designs, Inc. (a)	22,818	104,050
Silicon Image, Inc. (a)	84,424	466,865
Silicon Laboratories, Inc. (a)	47,316	2,145,781
Skyworks Solutions, Inc.	219,186	14,788,479
Spansion, Inc. Class A (a)	61,993	1,448,776
STR Holdings, Inc. (a)	37,233	42,446
SunEdison, Inc. (a)(d)	303,394	6,568,480
SunPower Corp. (a)(d)	57,997	1,633,196
Synaptics, Inc. (a)(d)	42,752	2,692,948
Teradyne, Inc.	265,875	5,277,619
Tessera Technologies, Inc.	64,088	2,190,528
Texas Instruments, Inc.	1,249,882	68,018,578
TriQuint Semiconductor, Inc. (a)	199,172	4,853,822
Ultra Clean Holdings, Inc. (a)	31,064	269,946
Ultratech, Inc. (a)(d)	31,408	611,514
Veeco Instruments, Inc. (a)(d)	53,983	2,019,504
Vitesse Semiconductor Corp. (a)(d)	75,820	251,722
Xcerra Corp. (a)	48,731	390,335
Xilinx, Inc.	324,474	14,744,099
		683,422,649
Software - 3.9%
A10 Networks, Inc. (a)(d)	15,911	64,917
ACI Worldwide, Inc. (a)(d)	149,880	2,915,166
Activision Blizzard, Inc.	569,922	12,338,811
Actuate Corp. (a)	42,170	151,812
Adobe Systems, Inc. (a)	568,448	41,883,249
Advent Software, Inc.	46,269	1,458,862

	Shares	Value
American Software, Inc. Class A	10,878	$ 98,663
ANSYS, Inc. (a)(d)	112,596	9,404,018
Aspen Technology, Inc. (a)	119,658	4,515,893
Autodesk, Inc. (a)	268,980	16,676,760
Barracuda Networks, Inc.	9,965	358,042
Blackbaud, Inc. (d)	47,578	2,019,210
Bottomline Technologies, Inc. (a)(d)	44,605	1,093,715
BroadSoft, Inc. (a)	26,590	717,132
BSQUARE Corp. (a)	11,182	46,405
CA Technologies, Inc.	387,234	12,062,339
Cadence Design Systems, Inc. (a)(d)	338,143	6,380,758
Callidus Software, Inc. (a)(d)	46,415	741,248
CDK Global, Inc.	186,678	7,106,831
Citrix Systems, Inc. (a)	196,548	13,033,098
CommVault Systems, Inc. (a)(d)	50,590	2,392,907
Compuware Corp.	283,511	2,925,834
Comverse, Inc. (a)	23,221	465,581
Concur Technologies, Inc. (a)(d)	54,717	7,048,097
Covisint Corp. (a)(d)	39,763	91,455
Cyan, Inc. (a)(d)	8,834	22,350
Datawatch Corp. (a)(d)	9,730	88,640
Digimarc Corp. (d)	6,216	150,241
Document Security Systems, Inc. (a)(d)	19,824	10,673
Ebix, Inc. (d)	31,393	508,881
Electronic Arts, Inc. (a)	365,308	16,047,980
Ellie Mae, Inc. (a)(d)	31,804	1,286,790
EnerNOC, Inc. (a)(d)	25,460	371,461
Envivio, Inc. (a)	6,801	10,882
EPIQ Systems, Inc.	38,746	594,364
ePlus, Inc. (a)	7,158	492,757
Evolving Systems, Inc.	4,973	48,536
FactSet Research Systems, Inc. (d)	53,360	7,313,522
Fair Isaac Corp.	37,437	2,687,228
FalconStor Software, Inc. (a)	37,427	38,924
FireEye, Inc. (a)(d)	33,593	1,017,532
Fortinet, Inc. (a)	146,518	4,038,036
Gigamon, Inc. (a)(d)	13,202	189,317
Glu Mobile, Inc. (a)(d)	98,358	359,498
GSE Systems, Inc. (a)	388	535
Guidance Software, Inc. (a)(d)	13,894	81,002
Guidewire Software, Inc. (a)(d)	81,549	4,115,778
Imperva, Inc. (a)(d)	22,847	971,911
Infoblox, Inc. (a)	50,781	914,058
Informatica Corp. (a)	135,700	4,936,766
Interactive Intelligence Group, Inc. (a)(d)	16,038	725,399
Intuit, Inc.	347,873	32,654,839
Jive Software, Inc. (a)	30,754	181,449
Liquid Holdings Group, Inc. (a)(d)	3,912	4,538
Majesco Entertainment Co. (a)	2,850	1,824
Mandalay Digital Group, Inc. (a)(d)	41,910	128,245
Manhattan Associates, Inc. (a)	82,280	3,254,997
Mentor Graphics Corp.	118,491	2,631,685
Microsoft Corp.	9,755,621	466,416,240
MicroStrategy, Inc. Class A (a)	12,438	2,136,102
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Mitek Systems, Inc. (a)(d)	15,896	$ 55,000
MobileIron, Inc.	11,083	102,739
Model N, Inc. (a)	6,345	65,354
Monotype Imaging Holdings, Inc.	41,411	1,144,600
NetScout Systems, Inc. (a)(d)	39,020	1,488,613
NetSol Technologies, Inc. (a)(d)	10,165	42,998
NetSuite, Inc. (a)(d)	45,731	4,836,053
Nuance Communications, Inc. (a)	295,143	4,465,514
Oracle Corp.	3,849,733	163,267,177
Parametric Technology Corp. (a)	128,240	5,010,337
Park City Group, Inc. (a)(d)	12,676	116,112
Paycom Software, Inc. (d)	8,361	240,379
Peerless Systems Corp. (a)	172	900
Pegasystems, Inc.	44,128	923,158
Progress Software Corp. (a)	56,172	1,448,676
Proofpoint, Inc. (a)(d)	38,476	1,670,628
PROS Holdings, Inc. (a)(d)	23,721	678,421
QAD, Inc. Class B	4,298	77,106
Qlik Technologies, Inc. (a)	106,112	3,271,433
Qualys, Inc. (a)(d)	22,350	793,202
Rally Software Development Corp. (a)(d)	9,834	103,749
RealPage, Inc. (a)(d)	66,111	1,359,242
Red Hat, Inc. (a)	217,463	13,515,325
Rosetta Stone, Inc. (a)	8,315	84,314
Rovi Corp. (a)	119,303	2,658,071
salesforce.com, Inc. (a)(d)	695,545	41,642,279
SeaChange International, Inc. (a)	17,668	118,552
ServiceNow, Inc. (a)	175,474	11,223,317
Silver Spring Networks, Inc. (a)(d)	25,613	183,645
Smith Micro Software, Inc. (a)(d)	41,455	41,870
SolarWinds, Inc. (a)	71,945	3,735,384
Solera Holdings, Inc.	82,773	4,359,654
Sonic Foundry, Inc. (a)	155	1,287
Splunk, Inc. (a)	148,649	9,974,348
SS&C Technologies Holdings, Inc.	79,064	3,996,685
Symantec Corp.	799,099	20,848,493
Synchronoss Technologies, Inc. (a)(d)	41,067	1,758,900
Synopsys, Inc. (a)	184,472	8,004,240
Tableau Software, Inc. (a)	57,949	4,860,762
Take-Two Interactive Software, Inc. (a)(d)	106,405	2,943,162
Tangoe, Inc. (a)(d)	45,871	596,552
TeleCommunication Systems, Inc. Class A (a)	49,377	151,587
TeleNav, Inc. (a)	12,035	83,403
The Rubicon Project, Inc. (d)	10,357	145,619
TIBCO Software, Inc. (a)(d)	175,849	4,225,651
TiVo, Inc. (a)(d)	121,206	1,476,289
Tyler Technologies, Inc. (a)	42,244	4,586,854
Ultimate Software Group, Inc. (a)(d)	32,943	4,850,527
Varonis Systems, Inc. (d)	4,007	95,367
Vasco Data Security International, Inc. (a)	30,246	901,331

	Shares	Value
Verint Systems, Inc. (a)	68,085	$ 4,098,036
VirnetX Holding Corp. (a)(d)	42,196	224,061
VMware, Inc. Class A (a)(d)	97,762	8,599,146
Voltari Corp. (a)(d)	4,240	5,130
Vringo, Inc. (a)(d)	98,619	95,838
Wave Systems Corp. Class A (a)	27,069	27,881
Workday, Inc. Class A (a)(d)	121,756	10,598,860
Zendesk, Inc. (d)	29,196	693,697
Zynga, Inc. (a)	774,475	2,013,635
		1,065,004,926
Technology Hardware, Storage & Peripherals - 4.1%
3D Systems Corp. (a)(d)	120,845	4,263,412
Apple, Inc.	7,095,200	843,832,109
Astro-Med, Inc.	4,606	66,557
Concurrent Computer Corp.	6,675	48,194
Cray, Inc. (a)(d)	45,237	1,519,058
Crossroads Systems, Inc. (a)(d)	9,071	25,762
Dataram Corp. (a)	556	1,407
Diebold, Inc. (d)	89,599	3,241,692
Dot Hill Systems Corp. (a)(d)	109,713	511,263
Electronics for Imaging, Inc. (a)(d)	55,580	2,470,531
EMC Corp.	2,384,420	72,367,147
Hewlett-Packard Co.	2,215,123	86,522,704
Hutchinson Technology, Inc. (a)(d)	41,790	147,937
Imation Corp. (a)	19,750	62,608
Immersion Corp. (a)	59,681	517,434
Intevac, Inc. (a)(d)	17,689	125,592
Lexmark International, Inc. Class A	71,862	3,080,005
NCR Corp. (a)	203,607	6,036,948
NetApp, Inc.	387,745	16,498,550
Nimble Storage, Inc. (d)	24,220	638,681
Overland Storage, Inc. (d)	1,017	3,814
QLogic Corp. (a)	107,276	1,237,965
Quantum Corp. (a)(d)	267,446	422,565
Qumu Corp. (a)	6,017	76,115
SanDisk Corp.	261,371	27,041,444
Scan-Optics, Inc. (a)	300	0
Seagate Technology LLC	390,330	25,804,716
Silicon Graphics International Corp. (a)(d)	32,579	313,084
Super Micro Computer, Inc. (a)	48,860	1,626,061
Transact Technologies, Inc.	3,411	18,454
U.S.A. Technologies, Inc. (a)(d)	38,549	60,907
Video Display Corp. (a)	2,957	8,841
Violin Memory, Inc. (a)(d)	74,799	391,947
Western Digital Corp.	264,360	27,300,457
Xplore Technologies Corp. (a)	2,067	11,968
		1,126,295,929
TOTAL INFORMATION TECHNOLOGY		5,227,317,861
Common Stocks - continued
	Shares	Value
MATERIALS - 3.5%
Chemicals - 2.4%
A. Schulman, Inc.	30,292	$ 1,158,972
Advanced Emissions Solutions, Inc. (a)	28,418	568,360
Air Products & Chemicals, Inc.	226,692	32,605,110
Airgas, Inc.	78,679	9,097,653
Albemarle Corp.	94,402	5,573,494
American Vanguard Corp. (d)	23,997	261,327
Ashland, Inc.	82,040	9,356,662
Axiall Corp.	81,160	3,512,605
Balchem Corp.	36,929	2,400,385
Cabot Corp.	93,185	4,014,410
Calgon Carbon Corp. (a)(d)	83,129	1,696,663
Celanese Corp. Class A	183,332	11,012,753
CF Industries Holdings, Inc.	57,298	15,364,459
Chase Corp.	3,188	108,233
Chemtura Corp. (a)	110,727	2,579,939
Codexis, Inc. (a)	21,294	47,912
Core Molding Technologies, Inc. (a)	5,919	76,355
Cytec Industries, Inc.	78,748	3,787,779
E.I. du Pont de Nemours & Co.	1,085,886	77,532,260
Eastman Chemical Co.	171,271	14,201,791
Ecolab, Inc.	314,748	34,291,795
Ferro Corp. (a)	111,135	1,430,307
Flotek Industries, Inc. (a)(d)	68,404	1,332,510
FMC Corp.	155,683	8,469,155
FutureFuel Corp.	31,043	346,440
H.B. Fuller Co. (d)	56,146	2,424,946
Hawkins, Inc.	5,329	210,176
Huntsman Corp.	258,167	6,588,422
Innophos Holdings, Inc.	26,761	1,447,235
Innospec, Inc.	50,796	2,177,117
International Flavors & Fragrances, Inc.	91,400	9,246,938
Intrepid Potash, Inc. (a)(d)	76,176	1,087,032
KMG Chemicals, Inc.	10,303	191,739
Koppers Holdings, Inc.	22,254	649,372
Kraton Performance Polymers, Inc. (a)	33,124	609,482
Kronos Worldwide, Inc.	34,238	445,436
Landec Corp. (a)(d)	25,874	339,984
LSB Industries, Inc. (a)(d)	18,952	626,743
LyondellBasell Industries NV Class A	506,385	39,933,521
Marrone Bio Innovations, Inc. (a)(d)	15,737	37,926
Metabolix, Inc. (a)(d)	41,636	22,900
Minerals Technologies, Inc.	52,154	3,871,391
Monsanto Co.	570,623	68,423,404
NewMarket Corp.	12,456	4,904,176
Olin Corp. (d)	81,888	2,060,302
OM Group, Inc.	32,193	875,972
OMNOVA Solutions, Inc. (a)	52,644	351,662
Penford Corp. (a)	11,784	223,189
Platform Specialty Products Corp. (a)(d)	114,234	2,856,992
PolyOne Corp.	103,882	3,874,799
PPG Industries, Inc.	159,814	34,970,499

	Shares	Value
Praxair, Inc.	346,545	$ 44,489,447
Quaker Chemical Corp.	14,473	1,178,536
Rayonier Advanced Materials, Inc. (d)	48,704	1,200,554
Rentech, Inc. (a)(d)	218,177	281,448
Rockwood Holdings, Inc.	88,136	6,870,201
RPM International, Inc.	164,614	7,852,088
Senomyx, Inc. (a)(d)	49,192	286,297
Sensient Technologies Corp. (d)	58,886	3,471,330
Sherwin-Williams Co.	96,888	23,723,996
Sigma Aldrich Corp.	140,272	19,161,155
Stepan Co.	25,296	1,047,254
Taminco Corp. (a)	29,142	755,069
The Dow Chemical Co.	1,313,602	63,933,009
The Mosaic Co.	389,604	17,832,175
The Scotts Miracle-Gro Co. Class A	51,798	3,161,232
Trecora Resources (a)	28,770	353,583
Tredegar Corp.	24,439	448,211
Trinseo SA (d)	14,093	216,468
Tronox Ltd. Class A (d)	73,931	1,667,144
Valhi, Inc.	16,022	92,447
Valspar Corp.	93,904	7,879,485
W.R. Grace & Co. (a)(d)	88,375	8,490,186
Westlake Chemical Corp.	47,548	3,024,053
Zep, Inc.	26,320	358,215
		647,052,267
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	5,753,376
Headwaters, Inc. (a)	105,333	1,474,662
Martin Marietta Materials, Inc.	73,276	8,796,051
U.S. Concrete, Inc. (a)(d)	16,515	466,053
Vulcan Materials Co.	141,037	9,322,546
		25,812,688
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	6,511	291,237
Aptargroup, Inc. (d)	80,686	5,264,762
Avery Dennison Corp.	106,008	5,248,456
Ball Corp.	162,242	10,881,571
Bemis Co., Inc.	120,781	4,823,993
Berry Plastics Group, Inc. (a)	136,284	3,944,059
Crown Holdings, Inc. (a)(d)	177,862	8,804,169
Graphic Packaging Holding Co. (a)	377,519	4,700,112
Greif, Inc. Class A	45,093	1,977,328
MeadWestvaco Corp.	211,721	9,485,101
Myers Industries, Inc.	25,717	418,416
Owens-Illinois, Inc. (a)	185,599	4,758,758
Packaging Corp. of America	107,166	7,960,290
Rock-Tenn Co. Class A	170,402	9,680,538
Sealed Air Corp.	258,823	10,231,273
Silgan Holdings, Inc.	56,230	2,837,366
Sonoco Products Co.	108,130	4,543,623
UFP Technologies, Inc. (a)	2,454	53,595
		95,904,647
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
A.M. Castle & Co. (a)(d)	36,860	$ 277,187
AK Steel Holding Corp. (a)(d)	175,476	1,038,818
Alcoa, Inc.	1,385,080	23,948,033
Allegheny Technologies, Inc.	125,307	4,221,593
Allied Nevada Gold Corp. (a)(d)	116,057	169,443
Ampco-Pittsburgh Corp.	10,414	190,576
Carpenter Technology Corp. (d)	60,383	3,044,511
Century Aluminum Co. (a)	60,542	1,673,986
Cliffs Natural Resources, Inc. (d)	173,039	1,578,116
Coeur d'Alene Mines Corp. (a)(d)	146,764	603,200
Commercial Metals Co. (d)	130,792	2,137,141
Compass Minerals International, Inc.	41,066	3,574,795
Comstock Mining, Inc. (a)	56,723	62,395
Freeport-McMoRan, Inc.	1,220,187	32,762,021
Friedman Industries	2,001	16,308
General Moly, Inc. (a)(d)	60,513	33,282
Globe Specialty Metals, Inc.	84,020	1,456,067
Gold Resource Corp. (d)	67,805	244,098
Golden Minerals Co. (a)(d)	71,014	43,681
Handy & Harman Ltd. (a)	5,646	210,539
Haynes International, Inc.	14,826	665,539
Hecla Mining Co.	425,055	1,003,130
Horsehead Holding Corp. (a)(d)	61,719	964,051
Kaiser Aluminum Corp. (d)	23,771	1,730,053
Materion Corp.	22,336	776,623
McEwen Mining, Inc. (a)(d)	267,762	358,801
Mines Management, Inc. (a)(d)	24,109	13,260
Molycorp, Inc. (a)(d)	202,465	200,440
Newmont Mining Corp.	624,352	11,488,077
Noranda Aluminium Holding Corp.	73,305	279,292
Nucor Corp.	373,521	20,031,931
Olympic Steel, Inc.	12,703	206,551
Paramount Gold & Silver Corp. (a)(d)	159,171	105,053
Reliance Steel & Aluminum Co.	95,402	6,100,004
Royal Gold, Inc. (d)	79,101	5,037,152
RTI International Metals, Inc. (a)(d)	38,097	873,564
Ryerson Holding Corp.	8,791	94,855
Schnitzer Steel Industries, Inc. Class A (d)	32,409	738,925
Silver Bull Resources, Inc. (a)(d)	60,971	10,438
Solitario Exploration & Royalty Corp. (a)	18,115	17,572
Steel Dynamics, Inc.	277,791	6,261,409
Stillwater Mining Co. (a)(d)	138,076	1,812,938
SunCoke Energy, Inc. (d)	82,551	1,678,262
Synalloy Corp.	8,615	147,747
Timberline Resources Corp. (a)(d)	1,582	1,012
TimkenSteel Corp.	42,343	1,508,258
U.S. Antimony Corp. (a)(d)	24,962	22,968
U.S. Silica Holdings, Inc. (d)	63,033	1,980,497
United States Steel Corp. (d)	175,662	5,858,328
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	162,346

	Shares	Value
Walter Energy, Inc. (d)	65,194	$ 207,317
Worthington Industries, Inc.	60,686	2,288,469
		149,910,652
Paper & Forest Products - 0.2%
Boise Cascade Co. (a)	50,323	1,796,028
Clearwater Paper Corp. (a)	22,216	1,472,032
Deltic Timber Corp.	13,533	842,429
Domtar Corp.	72,810	2,963,367
International Paper Co.	499,195	26,866,675
Kapstone Paper & Packaging Corp. (a)	106,018	3,166,758
Louisiana-Pacific Corp. (a)(d)	160,954	2,452,939
Mercer International, Inc. (SBI) (a)	36,357	483,185
Neenah Paper, Inc.	17,276	988,878
P.H. Glatfelter Co.	45,036	1,140,312
Resolute Forest Products (a)(d)	124,589	2,086,866
Schweitzer-Mauduit International, Inc.	39,736	1,699,509
Verso Paper Corp. (a)(d)	23,529	72,469
Wausau-Mosinee Paper Corp.	73,993	736,230
		46,767,677
TOTAL MATERIALS		965,447,931
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
8x8, Inc. (a)(d)	108,218	841,936
Alaska Communication Systems Group, Inc. (a)	135,810	173,837
AT&T, Inc.	6,108,770	216,128,283
Atlantic Tele-Network, Inc.	16,949	1,152,193
CenturyLink, Inc.	676,308	27,573,077
Cincinnati Bell, Inc. (a)	238,118	847,700
Cogent Communications Group, Inc.	64,769	2,294,118
Consolidated Communications Holdings, Inc. (d)	61,850	1,695,309
Elephant Talk Communication, Inc. (a)(d)	63,184	53,928
FairPoint Communications, Inc. (a)(d)	43,838	659,762
Frontier Communications Corp.	1,171,656	8,260,175
General Communications, Inc. Class A (a)	33,964	412,663
Globalstar, Inc. (a)(d)	350,014	987,039
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	305,136
IDT Corp. Class B	44,765	758,319
inContact, Inc. (a)(d)	68,590	566,553
Inteliquent, Inc.	40,660	748,957
Intelsat SA (a)(d)	32,748	576,692
Iridium Communications, Inc. (a)(d)	122,967	1,174,335
Level 3 Communications, Inc. (a)	332,149	16,607,450
Lumos Networks Corp.	23,791	393,503
ORBCOMM, Inc. (a)(d)	70,388	456,114
Premiere Global Services, Inc. (a)	64,433	679,768
Straight Path Communications, Inc. Class B (a)	22,382	453,459
Towerstream Corp. (a)(d)	39,383	63,013
Verizon Communications, Inc.	4,902,309	248,007,812
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Vonage Holdings Corp. (a)	257,043	$ 876,517
Windstream Holdings, Inc. (d)	719,900	7,278,189
		540,025,837
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)(d)	15,589	124,088
Leap Wireless International, Inc. rights	51,525	129,843
NTELOS Holdings Corp. (d)	10,948	91,963
RingCentral, Inc. (a)	21,411	269,350
SBA Communications Corp. Class A (a)(d)	149,037	18,133,332
Shenandoah Telecommunications Co.	22,919	679,090
Spok Holdings, Inc.	43,148	684,327
Sprint Corp. (a)(d)	1,006,054	5,150,996
T-Mobile U.S., Inc. (a)	306,507	8,946,939
Telephone & Data Systems, Inc.	127,836	3,267,488
U.S. Cellular Corp. (a)(d)	27,310	1,051,162
		38,528,578
TOTAL TELECOMMUNICATION SERVICES		578,554,415
UTILITIES - 3.1%
Electric Utilities - 1.6%
Allete, Inc. (d)	47,344	2,413,124
American Electric Power Co., Inc.	562,525	32,373,314
Cleco Corp. (d)	77,341	4,155,532
Duke Energy Corp.	834,772	67,533,055
Edison International	374,884	23,827,627
El Paso Electric Co.	52,601	1,989,896
Empire District Electric Co.	52,048	1,442,250
Entergy Corp.	202,407	16,981,947
Exelon Corp.	1,019,269	36,866,960
FirstEnergy Corp.	489,384	18,048,482
Genie Energy Ltd. Class B	11,430	75,781
Great Plains Energy, Inc.	172,510	4,514,587
Hawaiian Electric Industries, Inc. (d)	141,071	3,976,791
IDACORP, Inc. (d)	76,754	4,767,191
ITC Holdings Corp.	194,232	7,378,874
MGE Energy, Inc.	49,873	2,194,911
NextEra Energy, Inc.	506,857	52,910,802
Northeast Utilities	387,317	19,613,733
NRG Yield, Inc. Class A	38,525	1,825,700
OGE Energy Corp.	236,316	8,434,118
Otter Tail Corp. (d)	43,707	1,257,887
Pepco Holdings, Inc.	313,266	8,614,815
Pinnacle West Capital Corp.	177,139	11,200,499
PNM Resources, Inc. (d)	88,029	2,549,320
Portland General Electric Co. (d)	105,772	3,899,814
PPL Corp.	772,283	27,439,215
Southern Co.	1,049,208	49,763,935
UIL Holdings Corp. (d)	67,226	2,675,595

	Shares	Value
Unitil Corp.	19,695	$ 693,855
Westar Energy, Inc. (d)	158,635	6,201,042
Xcel Energy, Inc.	599,857	20,359,147
		445,979,799
Gas Utilities - 0.2%
AGL Resources, Inc.	144,950	7,582,335
Atmos Energy Corp.	111,091	5,965,587
Chesapeake Utilities Corp.	15,544	698,392
Delta Natural Gas Co., Inc.	3,078	66,023
Gas Natural, Inc.	8,386	96,439
Laclede Group, Inc.	48,203	2,445,338
National Fuel Gas Co. (d)	95,902	6,643,132
New Jersey Resources Corp.	51,240	2,966,796
Northwest Natural Gas Co. (d)	34,699	1,613,850
ONE Gas, Inc. (d)	57,154	2,218,718
Piedmont Natural Gas Co., Inc. (d)	100,435	3,764,304
Questar Corp.	223,693	5,366,395
South Jersey Industries, Inc. (d)	42,574	2,430,124
Southwest Gas Corp. (d)	59,138	3,423,499
UGI Corp.	217,071	8,185,747
WGL Holdings, Inc. (d)	56,924	2,781,876
		56,248,555
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc. (d)	29,840	817,019
Pattern Energy Group, Inc. (d)	42,287	1,121,874
Terraform Power, Inc. (a)	37,950	1,258,043
U.S. Geothermal, Inc. (a)	163,207	77,523
		3,274,459
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc. (a)(d)	24,722	20,519
Black Hills Corp. (d)	46,600	2,516,866
Calpine Corp. (a)(d)	439,998	10,102,354
Dynegy, Inc. (a)	119,122	3,948,894
NRG Energy, Inc.	395,857	12,374,490
The AES Corp.	778,135	10,792,732
		39,755,855
Multi-Utilities - 1.0%
Alliant Energy Corp. (d)	146,690	9,222,400
Ameren Corp.	278,737	12,016,352
Avista Corp. (d)	75,556	2,602,904
CenterPoint Energy, Inc.	475,745	11,389,335
CMS Energy Corp.	322,535	10,675,909
Consolidated Edison, Inc.	332,313	20,985,566
Dominion Resources, Inc.	682,869	49,542,146
DTE Energy Co.	198,361	16,158,487
Integrys Energy Group, Inc.	96,715	7,044,721
MDU Resources Group, Inc.	236,188	5,791,330
NiSource, Inc.	377,803	15,807,278
NorthWestern Energy Corp.	51,587	2,745,976
PG&E Corp.	542,496	27,396,048
Public Service Enterprise Group, Inc.	586,068	24,485,921
SCANA Corp.	162,365	9,259,676
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	269,262	$ 30,084,643
TECO Energy, Inc.	270,488	5,363,777
Vectren Corp.	101,909	4,505,397
Wisconsin Energy Corp.	335,974	16,597,116
		281,674,982
Water Utilities - 0.1%
American States Water Co.	52,884	1,845,123
American Water Works Co., Inc.	245,033	12,999,001
Aqua America, Inc.	258,851	6,880,260
Artesian Resources Corp. Class A	8,755	188,057
Cadiz, Inc. (a)(d)	5,759	65,307
California Water Service Group (d)	51,749	1,297,347
Connecticut Water Service, Inc.	5,010	174,599
Middlesex Water Co.	7,054	155,470
Pure Cycle Corp. (a)(d)	17,116	90,715
SJW Corp.	14,844	444,429
York Water Co.	5,248	106,010
		24,246,318
TOTAL UTILITIES		851,179,968
TOTAL COMMON STOCKS (Cost $17,723,432,598)		27,106,573,264
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 12/11/14 to 3/5/15 (e) (Cost $16,998,893)	$ 17,000,000	16,999,677
Money Market Funds - 8.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	338,974,623	338,974,623
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,869,330,716	1,869,330,716
TOTAL MONEY MARKET FUNDS (Cost $2,208,305,339)		2,208,305,339
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $19,948,736,830)	29,331,878,280
NET OTHER ASSETS (LIABILITIES) - (7.1)%	(1,939,049,671)
NET ASSETS - 100%	$ 27,392,828,609
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,317 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 136,065,855	$ 5,579,412
116 CME E-mini S&P Midcap 400 Index Contracts (United States)	Dec. 2014	16,713,280	1,378,605
183 CME S&P 500 Index Contracts (United States)	Dec. 2014	94,533,225	9,340,359
285 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2014	33,390,600	2,521,115
TOTAL EQUITY INDEX CONTRACTS		$ 280,702,960	$ 18,819,491

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,563,679.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 266,447
Fidelity Securities Lending Cash Central Fund	7,413,982
Total	$ 7,680,429
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,482,864,550	$ 3,482,863,612	$ 938	$ -
Consumer Staples	2,316,993,252	2,316,993,252	-	-
Energy	2,064,711,405	2,064,709,149	-	2,256
Financials	4,770,386,578	4,770,383,205	-	3,373
Health Care	3,790,578,603	3,790,578,603	-	-
Industrials	3,058,538,701	3,058,538,701	-	-
Information Technology	5,227,317,861	5,227,317,861	-	-
Materials	965,447,931	965,447,931	-	-
Telecommunication Services	578,554,415	578,424,572	-	129,843
Utilities	851,179,968	851,179,968	-	-
U.S. Government and Government Agency Obligations	16,999,677	-	16,999,677	-
Money Market Funds	2,208,305,339	2,208,305,339	-	-
Total Investments in Securities:	$ 29,331,878,280	$ 29,314,742,193	$ 17,000,615	$ 135,472
Derivative Instruments:
Assets
Futures Contracts	$ 18,819,491	$ 18,819,491	$ -	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $20,010,311,479. Net unrealized appreciation aggregated $9,321,566,801 of which $10,367,587,978 related to appreciated investment securities and $1,046,021,177 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015